--------------------------------------------------------------------------------
Scudder Variable Series I


o   Money Market Portfolio*

o   Bond Portfolio

o   Balanced Portfolio

o   Growth and Income Portfolio

o   Capital Growth Portfolio

o   21st Century Growth Portfolio

o   Global Discovery Portfolio

o   International Portfolio



Prospectus

May 1, 2003


Class A Shares





*   Money Market Portfolio does not offer separate classes of shares.









This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents


How the Portfolios Work                  Your Investment in the Portfolios

  3   Money Market Portfolio              38   Buying and Selling Shares

  6   Bond Portfolio                      39   How the Portfolios Calculate
                                               Share Price
 11   Balanced Portfolio
                                          39   Distributions
 16   Growth and Income Portfolio
                                          39   Taxes
 20   Capital Growth Portfolio

 24   21st Century Growth Portfolio

 28   Global Discovery Portfolio

 32   International Portfolio

 36   Other Policies and Risks

 37   The Investment Advisor




How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Money Market Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income.

The portfolio pursues its goal by investing exclusively in high quality short-term securities.

The portfolio may buy securities from many types of issuers, including the US government, banks (both US and foreign), corporations and municipalities. However, everything the portfolio buys must meet the rules for money market fund investments (see Money Fund Rules below). In addition, the portfolio currently intends to buy only securities that are in the top credit grade for short-term securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days and be denominated in US dollars

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments. An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the portfolio.

As with most money market funds, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

A second risk factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio's performance. To the extent that the portfolio emphasizes certain sectors of the short-term securities market, the portfolio increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable US securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other matters

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o over time, inflation may erode the real value of an investment in the portfolio

o the counterparty to a repurchase agreement or other transaction could default on its obligations

This portfolio may make sense for investors who are interested in capital preservation or want a portfolio for the cash portion of an allocation plan.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio. The performance of the portfolio varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

    2.54        3.72       5.65       5.09        5.25       5.29       4.99        6.21       3.88       1.49

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 1.60%, Q4 2000                    Worst Quarter: 0.35%, Q4 2002

2003 Total Return as of March 31: 0.26%

Average Annual Total Returns (%) as of 12/31/2002

                 1 Year                  5 Years                     10 Years
--------------------------------------------------------------------------------
                  1.49                     4.36                         4.40
--------------------------------------------------------------------------------

Seven-day yield as of December 31, 2002: 1.21%

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.37%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.06
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.43
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of the portfolio to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

            1 Year                3 Years                5 Years       10 Years
--------------------------------------------------------------------------------
             $44                    $138                   $241          $542
--------------------------------------------------------------------------------


The Portfolio Managers

A group of investment professionals is responsible for the day-to-day management of the portfolio. These investment professionals have a broad range of experience managing money market funds.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned or lost, assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Money Market Portfolio

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001      2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
period
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income             .015      .038     .060      .049     .052
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.015)    (.038)   (.060)    (.049)   (.052)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Total Return (%)                    1.49      3.88     6.21      4.99     5.29
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            101       139      121       179      148
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .43      .46^a      .46       .43      .44
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .43      .45^a      .46       .43      .44
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)  1.49      3.77     6.00      4.90     5.17
--------------------------------------------------------------------------------

^a The ratios of expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .45% and .45%, respectively.

Bond Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities. It does this by using a flexible investment program that emphasizes high-grade bonds. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in bonds of any maturity.

This portfolio normally invests at least 65% of total assets in bonds of the top three grades of credit quality. The portfolio could put up to 20% of total assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade
B). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and higher risk of default.

The portfolio can buy many types of income-producing securities, including corporate bonds (historically the backbone of the portfolio), US government and agency bonds and mortgage- and asset-backed securities. Generally, most are from US issuers, but bonds of foreign issuers are also permitted. The portfolio may invest up to 20% of its net assets in foreign debt securities.

The portfolio managers may shift the proportions of the portfolio's holdings, favoring different types of securities at different times while still maintaining variety in terms of the companies and industries represented. In making buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market.

In choosing individual bonds, the managers use independent analysis of issuers' creditworthiness to look for bonds that, for example, show improving credit. Although the managers may adjust the portfolio's duration (a measure of sensitivity to interest rate movements), they generally intend to keep it between four and six years.

Other Investments

Although not one of its principal investment strategies, the portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). The advisor may use these and other types of derivatives in circumstances where the advisor believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) The longer the effective maturity of the portfolio's securities, the more sensitive it will be to interest rate changes. In addition to general risks associated with changing interest rates, the portfolio may also be subject to additional, specific risks. As interest rates decline, the issuers of securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This prepayment may reduce the portfolio's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of the security. Because the portfolio may invest in mortgage-related securities, it is more vulnerable to both of these risks.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment grade bonds. In some cases, bonds may decline in credit quality or go into default.

Market Risk. Deteriorating market conditions might cause a general weakness in the market that reduces the overall level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the portfolio by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the portfolio emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Foreign Investing Risk. The risks of investing in foreign securities are generally greater than those of investing in domestic securities. A foreign government could expropriate or nationalize assets, impose withholding or other taxes on dividend, interest or other payments and prohibit transactions in the country's currency. In many foreign countries, securities markets are less liquid, more volatile and subject to less stringent government regulation than US securities markets.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of economic trends, issuers, industries or other matters

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments. As a result, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates the price of its securities, you may not receive the full market value for your portfolio shares when you sell.

This portfolio is designed for investors who are looking for a relatively high level of income and can accept a moderate level of risk to their investment.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   12.38       -4.79      18.17       2.82        9.10       6.57       -0.95      10.56       5.75       7.66

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:
Best Quarter: 5.70%, Q2 1995                    Worst Quarter -3.89%, Q1 1994
2003 Total Return as of March 31: 1.43%

Average Annual Total Returns (%) as of 12/31/2002

                                     1 Year              5 Years       10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A                   7.66                5.85          6.54

Index                                 10.25                7.55          7.51
--------------------------------------------------------------------------------

Index: Lehman Brothers Aggregate Bond Index, an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.07
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.55
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                       1 Year          3 Years         5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares          $56             $176             $307         $689
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

David Baldt                              Daniel R. Taylor                              Brett Diment
CFA, Managing Director of Deutsche       CFA, Managing Director of Deutsche            Managing Director of Deutsche Asset
Asset Management and Co-Manager of       Asset Management and Co-Manager of the        Management and Consultant to the
the portfolio.                           portfolio.                                    portfolio.
  o Joined Deutsche Asset Management       o Joined Deutsche Asset Management            o Joined Deutsche Asset Management
    in 1989 and the portfolio in 2002.       in 1998 and the portfolio in 2002.            in 1991 and the portfolio in 2002.
  o Began investment career in 1971.       o Prior to that, fixed income portfolio       o Over 13 years of investment industry
                                             manager, asset-backed securities              experience.
J. Christopher Gagnier                       analyst and senior credit analyst,          o Head of Emerging Debt: London.
Managing Director of Deutsche Asset          CoreStates Investment Advisors,             o Began investment career in 1991.
Management and Co-Manager of                 from 1992 to 1998.
the portfolio.                                                                         Timothy C. Vile
  o Joined Deutsche Asset Management     Thomas Flaherty                               CFA, Managing Director of Deutsche
    in 1997 and the portfolio in 2002.   Managing Director of Deutsche Asset           Asset Management and Co-Manager to the
  o Prior to that, portfolio manager,    Management and Co-Manager of the              portfolio.
    Paine Webber (1984-1997).            portfolio.                                      o Joined Deutsche Asset Management
  o Began investment career in 1979.       o Joined Deutsche Asset Management              in 1991 with 6 years that included
  o MBA, University of Chicago.              in 1995 and the portfolio in 2002.            portfolio manager for fixed income
                                           o Began investment career in 1984.              portfolios at Equitable Capita
Gary W. Bartlett                                                                           Management.
CFA, Managing Director of Deutsche       Andrew P. Cestone                               o Portfolio manager for Core Fixed
Asset Management and Co-Manager of the   Managing Director of Deutsche Asset               Income and Global Aggregate Fixed Income.
portfolio.                               Management and Co-Manager of the                o Joined the portfolio in 2002.
  o Joined Deutsche Asset Management     portfolio.
    in 1992 and the portfolio in 2002.     o Joined Deutsche Asset Management
  o Began investment career in 1982.         in 1998 and the portfolio in 2002.
  o MBA, Drexel University.                o Prior to that, Investment Analyst,
                                             Phoenix Investment Partners, from
Warren S. Davis                              1997 to 1998.
Managing Director of Deutsche Asset        o Prior to that, Credit Officer, asset
Management and Co-Manager of                 based lending group, Fleet Bank,
the portfolio.                               from 1995 to 1997.
  o Joined Deutsche Asset Management
    in 1995 and the portfolio in 2002.
  o Began investment career in 1985.
  o MBA, Drexel University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Bond Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001^d    2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 6.89    $ 6.78   $ 6.49    $ 6.88   $ 6.87
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .34       .38      .42       .42      .43
--------------------------------------------------------------------------------
  Net realized and unrealized        .17      .00^b      .23     (.48)      .01
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations   .51       .38      .65     (.06)      .44
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.42)     (.27)    (.36)     (.22)    (.40)
--------------------------------------------------------------------------------
  Net realized gains on               --        --       --     (.11)    (.03)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.42)     (.27)    (.36)     (.33)    (.43)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.98    $ 6.89   $ 6.78    $ 6.49   $ 6.88
--------------------------------------------------------------------------------
Total Return (%)                    7.66      5.75    10.56     (.95)     6.57
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            165       182      102        94      106
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .55      .58^c      .58       .57      .57
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .55      .57^c      .58       .57      .57
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income      5.03      5.47     6.55      6.38     6.34
 (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         262^e      169^e      288        86      115
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The amount of net realized and unrealized gain shown for a share outstanding for the year ended December 31, 2001 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values of the investments of the Portfolio.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .57% and .57%, respectively.

^d As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $.02, increase net realized and unrealized gains and losses per share by $.02, and decrease the ratio of net investment income to average net assets from 5.74% to 5.47%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

^e The portfolio turnover rate including mortgage dollar roll transactions was 276% and 193% for the years ended December 31, 2002 and December 31, 2001, respectively.

Balanced Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities.

In deciding which types of securities to buy and sell, the portfolio managers first analyze the overall financial climate, including interest rates, capital flows and inflation, among other factors. They then weigh the relative attractiveness of stocks compared to bonds and decide on allocations for each. The portfolio normally invests 50-75% of net assets in common stocks and other equities and 25-50% of net assets in investment grade bonds and other fixed-income securities. At all times the portfolio will be invested at least 25% of net assets in fixed-income senior securities.

In choosing stocks, the managers primarily invest in US companies that they believe offer the potential for sustainable growth of revenue or earnings and whose market values appear reasonable in light of their business prospects. The managers follow a disciplined buy and sell strategy in which proprietary research gathered from meetings with senior management teams, government experts and industry leaders plays an important role.

In choosing individual bonds, the managers review each bond's fundamentals, consider how they are structured and use independent analysis of an issuer's creditworthiness. The portfolio can buy many types of bonds of any maturity, including mortgage- and asset-backed securities and government securities.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the securities, issuers and economic sectors represented.

Other Investments

The portfolio's bond investments are normally in the top four grades of credit quality. The portfolio could put up to 10% of total assets -- though no more than 20% of its bond assets -- in junk bonds (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and typically will have higher volatility and risk of default. Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and might choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the fund has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) The longer the effective maturity of the portfolio's securities, the more sensitive it will be to interest rate changes. In addition to general risks associated with changing interest rates, the portfolio may also be subject to additional, specific risks. As interest rates decline, the issuers of securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This prepayment may reduce the portfolio's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of the security.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment grade bonds. In some cases, bonds may decline in credit quality or go into default.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks or other matters

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    derivatives could produce disproportionate losses

This portfolio may make sense for investors interested in stock and bond investments in a single portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and three broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

    7.45       -2.05      26.67       11.89      24.21      23.19       15.32      -2.02      -6.06      -15.07

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 15.51%, Q4 1998                   Worst Quarter: -9.71%, Q2 2002

2003 Total Return as of March 31: 0.10%

Average Annual Total Returns (%) as of 12/31/2002

                                    1 Year          5 Years        10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A                -15.07             2.12         7.48

Index 1                             -22.10            -0.59         9.34

Index 2                             -27.88            -3.84         6.70

Index 3                              10.25             7.55         7.51
--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Russell 1000 Growth Index, an unmanaged capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted-growth values.

Index 3: Lehman Brothers Aggregate Bond Index, an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.08
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.56
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                           1 Year        3 Years          5 Years     10 Years
--------------------------------------------------------------------------------
Class A Shares              $57            $179             $313        $701
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Julie M. Van Cleave                         Gary W. Bartlett                             Andrew P. Cestone
CFA, Managing Director of Deutsche Asset    CFA, Managing Director of Deutsche           Managing Director of Deutsche Asset
Management and Co-Manager of the            Asset Management and Co-Manager of           Management and Co-Manager of the
portfolio.                                  the portfolio.                               portfolio.
  o Joined Deutsche Asset Management and      o Joined Deutsche Asset Management           o Joined Deutsche Asset Management
    the portfolio in 2002.                      in 1992 and the portfolio in 2002.           in 1998 and the portfolio in 2002.
  o Head of Large Cap Growth Portfolio        o Began investment career in 1982.           o Prior to that, Investment Analyst,
    Selection Team.                           o MBA, Drexel University.                      Phoenix Investment Partners, from
  o Previous experience includes 18                                                          1997 to 1998.
    years' investment industry experience   Daniel R. Taylor                               o Prior to that, Credit Officer,
    at Mason Street Advisors, most          CFA, Managing Director of Deutsche               asset based lending group, Fleet
    recently serving as Managing Director   Asset Management and Co-Manager of               Bank, from 1995 to 1997.
    and team leader for the large cap       the portfolio.
    investment team.                          o Joined Deutsche Asset Management         Brett Diment
  o MBA, University of Wisconsin --             in 1998 and the portfolio in 2002.       Managing Director of Deutsche Asset
    Madison.                                  o Prior to that, fixed income              Management and Consultant to the
                                                portfolio manager, asset-backed          portfolio.
Jack A. Zehner                                  securities analyst and senior              o Joined Deutsche Asset Management
Director of Deutsche Asset Management           credit analyst, CoreStates                   in 1991 and the portfolio in 2002.
and Co-Manager of the portfolio.                Investment Advisors, from 1992 to          o Over 13 years of investment
  o Joined Deutsche Asset Management and        1998.                                        industry experience.
    the portfolio in 2002.                                                                 o Head of Emerging Debt: London.
  o Previous experience includes eight      Thomas Flaherty                                o Began investment career in 1991.
    years' investment industry experience   Managing Director of Deutsche Asset
    at Mason Street Advisors where he       Management and Co-Manager of the             Timothy C. Vile
    served most recently as Director --     portfolio.                                   CFA, Managing Director of Deutsche
    Common Stock.                             o Joined Deutsche Asset Management         Asset Management and Co-Manager to
  o MBA, Marquette University.                  in 1995 and the portfolio in 2002.       the portfolio.
                                              o Began investment career in 1984.           o Joined Deutsche Asset Management
Thomas J. Schmid                                                                             in 1991 with 6 years that included
CFA, Director of Deutsche Asset             Janet Campagna                                   portfolio manager for fixed income
Management and Co-Manager of                Managing Director of Deutsche Asset              portfolios at Equitable Capital
the portfolio.                              Management and Co-Manager of                     Management.
  o Joined Deutsche Asset Management and    the portfolio.                                 o Portfolio manager for Core Fixed
    the portfolio in 2002.                    o Joined Deutsche Asset Management             Income and Global Aggregate Fixed
  o Previous experience includes 15             in 1999 and the portfolio in 2002.           Income.
    years' investment industry                o Head of global and tactical asset          o Joined the portfolio in 2002.
    experience, most recently as Director       allocation.
    -- Common Stock at Mason Street           o Investment strategist and manager of
    Advisors.                                   the asset allocation strategies group
  o MBA, University of Chicago.                 for Barclays Global Investors from
                                                1994 to 1999.
  J. Christopher Gagnier                      o Over 15 years of investment industry
  Managing Director of Deutsche Asset           experience.
  Management and Co-Manager of                o Master's degree in Social Science from
  the portfolio.                                California Institute of Technology.
    o Joined Deutsche Asset Management        o Ph.D, Political Science from University
      in 1997 and the portfolio in 2002.        of California at Irvine.
    o Prior to that, portfolio manager,
      Paine Webber (1984-1997).
    o Began investment career in 1979.
    o MBA, University of Chicago.

  Warren S. Davis
  Managing Director of Deutsche Asset
  Management and Co-Manager of
  the portfolio.
    o Joined Deutsche Asset Management
      in 1995 and the portfolio in 2002.
    o Began investment career in 1985.
    o MBA, Drexel University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Balanced Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001^a    2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $11.76    $13.39   $16.11    $15.21   $13.30
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^b            .23       .30      .34       .35      .37
--------------------------------------------------------------------------------
  Net realized and unrealized     (1.97)    (1.07)    (.62)      1.85     2.56
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations (1.74)     (.77)    (.28)      2.20     2.93
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.30)     (.34)    (.28)     (.18)    (.36)
--------------------------------------------------------------------------------
  Net realized gains on               --     (.52)   (2.16)    (1.12)    (.66)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.30)     (.86)   (2.44)    (1.30)   (1.02)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 9.72    $11.76   $13.39    $16.11   $15.21
--------------------------------------------------------------------------------
Total Return (%)                  (15.07)   (6.06)   (2.02)     15.32    23.19
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            130       173      190       199      162
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .56      .57^c      .54       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of expense after expense       .56      .56^c      .54       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)  2.19      2.46     2.41      2.36     2.71
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         141^d      100^d      127        98       74
--------------------------------------------------------------------------------

^a As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gain (loss) per share by $.01, and decrease the ratio of net investment income to average net assets from 2.56% to 2.46%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

^b   Based on average shares outstanding during the period.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .56% and .56%, respectively.

^d The Portfolio turnover rate including mortgage dollar roll transactions was 146% and 104% for the years ended December 31, 2002 and December 31, 2001, respectively.

Growth and Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large US companies. The portfolio may invest up to 25% of its total assets in foreign securities.

In choosing stocks for the portfolio, the portfolio managers consider yield and other valuation and growth factors, meaning that they focus the portfolio's investments on securities of US companies whose dividend and earnings prospects are believed to be attractive relative to the portfolio's benchmark index, the S&P 500. The portfolio may invest in dividend paying and non-dividend paying stocks.

The managers use bottom-up analysis, looking for companies with strong prospects for continued growth of capital and earnings.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the securities, issuers and economic sectors represented. The portfolio normally will, but is not obligated to, sell a stock if its yield or growth prospects are expected to be below the benchmark average.

The managers may also sell a stock when the managers believe its fundamental factors have changed, to manage overall risk of the portfolio, when other investments offer better opportunities or in the course of adjusting its emphasis on or within a given industry.

Other Investments

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock portfolios, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-sized companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the fund has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other matters

o    derivatives could produce disproportionate losses

This portfolio may make sense for investors interested in an equity fund to provide long-term growth and some current income.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                          31.74       22.17      30.47       7.18       5.80       -2.10      -11.30     -23.13

-------------------------------------------------------------------------------------------------------------------
                           1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:
Best Quarter: 15.86%, Q2 1997                   Worst Quarter: -16.73%, Q3 2002
2003 Total Return as of March 31: -1.77%


Average Annual Total Returns (%) as of 12/31/2002

                                  1 Year          5 Year      Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class A              -23.13          -5.42         6.08

Index                             -22.10          -0.59         9.96
--------------------------------------------------------------------------------

Index: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

*   Inception: May 2, 1994. Index comparison begins April 30, 1994.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.09
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.57
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                         1 Year       3 Years         5 Years        10 Years
--------------------------------------------------------------------------------
Class A Shares            $58           $183           $318            $714
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Kathleen Millard                          Gregory Adams                              Andrew Brudenell
CFA, Managing Director of Deutsche Asset  CFA, Senior Vice President of Deutsche     CFA, Vice President of Deutsche Asset
Management and Lead Manager of the        Asset Management and Portfolio Manager     Management and Portfolio Manager of the
portfolio.                                of the portfolio.                          portfolio.
  o Joined Deutsche Asset Management in      o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management in
    1991 and the portfolio in 1994.            1999 and the portfolio in 1999.           1997 and the portfolio in 2003.
  o Over 20 years of investment industry     o Over 15 years of investment             o Portfolio Manager for US Large Cap
    experience.                                industry experience.                      Core Equity: New York.
                                             o Previously managed Chase Vista          o MS, London School of Economics.
                                               Growth & Income Fund, Chase Vista
                                               Large Cap Equity Fund, Chase Vista
                                               Balanced Fund and other equity
                                               portfolios for Chase Asset
                                               Management.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Growth and Income Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001      2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 8.90    $10.38   $10.96    $11.25   $11.48
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .07       .09      .11       .22      .27
--------------------------------------------------------------------------------
  Net realized and unrealized     (2.12)    (1.23)    (.33)       .46      .54
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  (2.05)    (1.14)    (.22)       .68      .81
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.08)     (.12)    (.15)     (.13)    (.25)
--------------------------------------------------------------------------------
  Net realized gains on               --     (.22)    (.21)     (.84)    (.79)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.08)     (.34)    (.36)     (.97)   (1.04)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.77    $ 8.90   $10.38    $10.96   $11.25
--------------------------------------------------------------------------------
Total Return (%)                  (23.13)   (11.30)  (2.10)      5.80     7.18
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            135       185      185       200      184
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .57      .57%^b      .56       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .57      .56^b      .56       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .92       .94     1.06      2.01     2.41
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           66        67       65        65       39
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .56% and .56% for Class A.

Capital Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The portfolio invests at least 65% of total assets in common stocks of US companies. Although the portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies in the Standard & Poor's 500r Composite Stock Price Index (the "S&P 500 Index") or the Russell 1000r Growth Index (as of December 31, 2002, the S&P 500 Index and the Russell 1000 Growth Index had median market capitalizations of $6.7 billion and $2.9 billion, respectively). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of these Indices.

In choosing stocks, the portfolio managers look for individual companies that have the potential to display above-average earnings growth relative to other companies, are industry leaders, or have the potential to become industry leaders, have strong product position and effective company management. The managers also analyze many other factors including earnings stability, financial position and stock valuation.

The managers will normally sell a stock when they believe its potential risks have increased, its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities, or as industry exposures are adjusted.

Other Investments

The portfolio may invest up to 20% of its net assets in intermediate to longer-term debt securities. Generally, these securities will be in the top four grades of credit quality (i.e. BBB/Baa and above). In order to reduce risk, as market or economic conditions periodically warrant, the portfolio may also invest up to 25% of its assets in short-term debt instruments. While the portfolio invests mainly in US stocks, it could invest up to 25% of total assets in foreign equity securities.

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the portfolio may use futures, options and covered call options. The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Growth Investing Risk. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks or other matters

o    derivatives could produce disproportionate losses

This portfolio may make sense for investors seeking long-term growth.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   20.88       -9.67      28.65       20.13      35.76      23.23       35.23      -9.90      -19.36     -29.18

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 25.80%, Q4 1998                   Worst Quarter: -19.94%, Q3 2001

2003 Total Return as of March 31: -0.69%

Average Annual Total Returns (%) as of 12/31/2002

                                  1 Year            5 Years          10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A              -29.18              -3.03              6.98

Index 1                           -22.10              -0.59              9.34

Index 2                           -27.88              -3.84              6.70
--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Russell 1000 Growth Index, an unmanaged capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted-growth values.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.47%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.04
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.51
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                                1 Year       3 Years      5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares                   $52          $164          $285          $640
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Julie M. Van Cleave
CFA, Managing Director of Deutsche Asset  Jack A. Zehner                               Thomas J. Schmid
Management and Portfolio Manager of       Director of Deutsche Asset Management        CFA, Director of Deutsche Asset
the portfolio.                            and Portfolio Manager of the portfolio.      Management and Portfolio Manager of
  o Joined Deutsche Asset Management and    o Joined Deutsche Asset Management and     the portfolio.
    the portfolio in 2002.                    the portfolio in 2002.                     o Joined Deutsche Asset Management and
  o Head of Large Cap Growth Portfolio      o Previous experience includes eight           the portfolio in 2002.
    Selection Team.                           years' investment industry                 o Previous experience includes
  o Previous experience includes 18           experience at Mason Street Advisors          15 years' investment industry
    years' investment industry experience     where he served most recently as             experience, most recently as
    at Mason Street Advisors, most            Director -- Common Stock.                    Director -- Common Stock at Mason
    recently serving as Managing Director   o MBA, Marquette University.                   Street Advisors.
    and team leader for the large cap                                                    o MBA, University of Chicago.
    investment team.
  o MBA, University of Wisconsin --
    Madison.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Capital Growth Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001      2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $16.36    $23.07   $29.13    $23.95   $20.63
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .05       .05      .08       .10      .16
--------------------------------------------------------------------------------
  Net realized and unrealized      (4.82)    (4.21)   (2.63)      7.64     4.46
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations (4.77)    (4.16)   (2.55)      7.74     4.62
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.05)     (.08)    (.07)     (.07)    (.17)
--------------------------------------------------------------------------------
  Net realized gains on               --    (2.47)   (3.44)    (2.49)   (1.13)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.05)    (2.55)   (3.51)    (2.56)   (1.30)
--------------------------------------------------------------------------------
Net asset value, end of period    $11.54    $16.36   $23.07    $29.13   $23.95
--------------------------------------------------------------------------------
Total Return (%)                  (29.18)   (19.36)  (9.90)     35.23    23.23
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            558       866    1,126     1,254      901
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .51      .52^b      .49       .49      .50
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .51      .50^b      .49       .49      .50
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .38       .27      .30       .43      .75
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           25        33       55        66       55
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .50% and .50% for Class A.

21st Century Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital by investing primarily in equity securities issued by emerging growth companies. The portfolio typically invests at least 80% of total assets in common stocks of companies that are similar in size to those in the Russell 2000 Growth Index (as of December 31, 2002, the Russell 2000 Growth Index had a median market capitalization of $320 million). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index.

Using extensive fundamental and field research, the managers look for small companies, such as those in the Russell 2000 Growth Index, that have low debt, exceptional management teams that hold a significant stake in the company, strong current or potential competitive positioning and potential annual earnings growth of at least 15%, among other factors. The managers expect to find these companies in many rapidly changing sectors of the economy, such as telecommunications, biotechnology and high tech.

The managers generally look for companies that they believe have potential for sustainable above-average earnings growth and whose market value appears reasonable in light of their business prospects.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities and issuers represented.

The managers will normally sell a stock when they believe its price is unlikely to go much higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting its emphasis on a given industry.

Also, as companies in the portfolio exceed the market value of those in the Russell 2000 Growth Index, the portfolio may continue to hold their stock, but generally will not add to these holdings.

Other Investments

Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Growth Investing Risk. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other factors

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    at times, market conditions might make it hard to value some investments

o    derivatives could produce disproportionate losses

This portfolio may make sense for long-term investors who can accept the risks of small-company investing and who are interested in a portfolio that seeks out tomorrow's leaders.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                                           -22.39     -23.28     -41.25

---------------------------------------------------------------------------
                                            2000       2001       2002
---------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 18.44%, Q4 2001                   Worst Quarter: -27.45%, Q3 2001

2003 Total Return as of March 31: -4.64%

Average Annual Total Returns (%) as of 12/31/2002


                                             1 Year             Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class A                         -41.25                 -12.31

Index                                        -30.26                 -10.84
--------------------------------------------------------------------------------

Index: Russell 2000 Growth Index, an unmanaged capitalization-weighted measure of 2000 of the smallest capitalized US companies with a greater-than-average growth orientation and whose common stocks trade on the NYSE, AMEX and Nasdaq.

*   Inception: May 3, 1999. Index comparison begins April 30, 1999.

In the bar chart, total returns for 2000 and 2001 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2001 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.88%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses*                                                        0.23
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        1.11
--------------------------------------------------------------------------------

* Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of Scudder 21st Century Growth Portfolio to 1.50%.

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                       1 Year       3 Years         5 Years             10 Years
--------------------------------------------------------------------------------
Class A Shares          $351         $113            $609                $1,346
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Audrey M.T. Jones                                 Samuel A. Dedio                               Doris R. Klug
CFA, Managing Director of Deutsche Asset          Director of Deutsche Asset Management         CFA, Director of Deutsche Asset
Management and Portfolio Manager of               and Portfolio Manager of the portfolio.       Management and Portfolio Manager
the portfolio.                                      o Joined Deutsche Asset Management in       of the portfolio.
  o Joined Deutsche Asset Management in               1999 after eight years of experience as   o Joined Deutsche Asset Management
    1986 and the portfolio in 2002.                   analyst at Ernst & Young, LLP, Evergreen    in 2000 and the portfolio
  o Portfolio manager with a primary focus            Asset Management and Standard &             in 2002.
    on the credit sensitive, communications           Poor's Corp.                              o Portfolio manager with a primary
    services, energy, process industries and        o Portfolio manager for US small- and mid-    focus on the consumer and capital
    transportation sectors.                           cap equity and senior small cap             goods sectors.
  o Over 30 years of investment industry              analyst for technology.                   o Vice President of Mutual of
    experience.                                     o MS, American University, Kogod School       America from 1993-2000.
  o BBA, Pace University Lubin School of              of Business.                              o Over 21 years of financial
    Business.                                       o Joined the portfolio in 2002                industry experience.
                                                                                                o MBA, Stern School of Business,
                                                                                                  New York University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

21st Century Growth Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,                    2002       2001      2000     1999^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period       $ 6.23    $ 8.12   $10.55    $6.00^b
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^c            (.04)     (.04)    (.11)     (.04)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)  (2.53)    (1.85)   (2.20)      4.59
  on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations         (2.57)    (1.89)   (2.31)      4.55
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment
  transactions                               --        --    (.12)        --
--------------------------------------------------------------------------------
Net asset value, end of period             $ 3.66    $ 6.23   $ 8.12    $10.55
--------------------------------------------------------------------------------
Total Return (%)                        (41.25)   (23.28)^d (22.39)^d  75.83^d**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)         34        45       26        15
--------------------------------------------------------------------------------
Ratio of expenses before expense             1.11     1.17^e     1.35     2.90*
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense              1.11     1.15^e     1.29     1.50*
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)   (.88)     (.64)   (1.06)    (.95)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                    72       103      109        61
--------------------------------------------------------------------------------

^a   For the period May 3, 1999 (commencement of operations) to December 31,
     1999.

^b   Original capital.

^c   Based on average shares outstanding during the period.

^d   Total return would have been lower had certain expenses not been reduced.

^e The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.16% and 1.15% for Class A.

*    Annualized

**   Not annualized

Global Discovery Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks above-average capital appreciation over the long term. The portfolio invests at least 65% of total assets in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 20% of the Citigroup Broad Market Index). While the portfolio may invest in securities in any country, it generally focuses on countries within developed economies (including the US). As of December 31, 2002, companies in which the portfolio invests typically have a market capitalization of between $500 million and $5 billion.

In choosing stocks, the portfolio manager uses a combination of three analytical disciplines:

Bottom-up research. The manager looks for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Growth orientation. The manager generally looks for companies that he believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

Analysis of global themes. The manager considers global economic outlooks, seeking to identify industries and companies that are likely to benefit from social, political and economic changes.

The manager generally intends to keep the fund's holdings diversified across countries and regions, although, depending on their outlook, he may increase or reduce the portfolio's exposure to a given area.

The manager will normally sell a stock when he believes its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

Other Investments

The portfolio may invest up to 35% of total assets in common stocks and other equities of large companies or in debt securities (of which a portion, up to 5% of net assets, may be junk bonds, i.e., grade BB/Ba and below). Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and might choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case US and foreign stock markets. When US and foreign stock prices fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the manager could be incorrect in his analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o at times, market conditions might make it hard to value some investments o growth stocks may be out of favor for certain periods

o a bond could decline in credit quality or go into default; this risk is greater with foreign bonds

o    derivatives could produce disproportionate losses

This portfolio may interest long-term investors interested in diversifying a large-cap or domestic portfolio of investments.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                12.38      16.44       65.88      -5.29      -24.59     -19.89

--------------------------------------------------------------------------------
                 1997       1998       1999        2000       2001       2002
--------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 40.96%, Q4 1999                   Worst Quarter: -21.29%, Q3 2001

2003 Total Return as of March 31: -3.44%


Average Annual Total Returns (%) as of 12/31/2002

                             1 Year             5 Years         Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class A         -19.89                2.02                 4.14

Index                        -12.50                0.65                 2.00
--------------------------------------------------------------------------------

Index: Citigroup World Equity Extended Market Index, formerly the Salomon Smith Barney World Equity Extended Market Index, an unmanaged small-capitalization stock universe of 22 countries.

*   Inception: May 1, 1996. Index comparison begins April 30, 1996.

In the bar chart, total returns for 1997 and 1998 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1998 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.98%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses*                                                        0.21
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        1.19
--------------------------------------------------------------------------------

* Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of Scudder Global Discovery Portfolio to 1.25%.

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                             1 Year         3 Years      5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares                $121           $378          $654         $1,443
--------------------------------------------------------------------------------

The Portfolio Manager

The following individual handles the day-to-day management of the portfolio:

Joseph Axtell
CFA, Director of Deutsche Asset Management and
Portfolio Manager of the portfolio.
  o Joined Deutsche Asset Management in 2001.
  o Senior analyst at Merrill Lynch Investment
    Managers for the international equity portion of a global balanced portfolio (1996-2001).
  o Director, International Research at
    PCM  International (1989-1996).
  o Associate manager, structured debt and equity group at Prudential Capital Corporation (1988-1989).
  o Analyst at Prudential-Bache Capital Funding in
    London (1987-1988).
  o Equity analyst in the healthcare sector at Prudential Equity Management
    Associates (1985-1987).
  o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Global Discovery Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,         2002       2001      2000     1999       1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of   $ 8.70     $11.76    $13.18    $ 8.04   $ 7.08
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)^a   (.00)*    (.00)*     (.03)     (.06)    (.03)
--------------------------------------------------------------------------------
  Net realized and unrealized   (1.73)     (2.87)     (.62)      5.30     1.18
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment         (1.73)     (2.87)     (.65)      5.24     1.15
  operations
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            --         --     (.11)        --    (.12)
--------------------------------------------------------------------------------
  Net realized gains on             --      (.19)     (.66)     (.10)    (.07)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions               --      (.19)     (.77)     (.10)    (.19)
--------------------------------------------------------------------------------
Net asset value, end of period  $ 6.97     $ 8.70    $11.76    $13.18   $ 8.04
--------------------------------------------------------------------------------
Total Return (%)                (19.89)    (24.59)   (5.29)     65.88   16.44^b
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period          121        150       159        71       25
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before          1.19      1.23^c      1.28      1.63     1.79
expense reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense   1.19      1.22^c      1.28      1.63     1.72
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income   (.03)       .00^d     (.25)     (.66)    (.40)
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         47         56        66        70       54
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b   Total returns would have been lower had certain expenses not been reduced.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.22% and 1.22% for Class A.

^d   Less than .005%

*    Less than $.005 per share

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio typically will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of two analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Top-down analysis. The managers consider the economic outlooks for various sectors and industries, while looking for those that may benefit from changes in the overal business environment.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities, issuers and countries represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated or other investments offer better opportunities.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and US government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the US. In such a case, the portfolio would not be pursuing its investment objective.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o    at times, market conditions might make it hard to value some investments

o    derivatives could produce disproportionate losses

This portfolio is designed for investors who are interested in a broadly diversified international investment with the emphasis on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   37.82       -0.85      11.11       14.78       9.07      18.49       54.51      -21.70     -30.86     -18.37

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -18.80%, Q3 2002

2003 Total Return as of March 31: -8.90%

Average Annual Total Returns (%) as of 12/31/2002

                              1 Year                   5 Years        10 Years
-------------------------------------------------------------------------------
Portfolio -- Class A           -18.37                  -4.15            4.40

Index                          -15.80                  -2.72            4.16
-------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) Europe, Australia, the Far East (EAFE) & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.87%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.16
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        1.03
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                        1 Year       3 Years        5 Years           10 Years
--------------------------------------------------------------------------------
Class A Shares           $105         $328            $569             $1,259
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Alex Tedder                               Clare Gray                              Marc Slendebroek
Managing Director of Deutsche Asset       CFA, Director of Deutsche Asset         Director of Deutsche Asset
Management and Lead Manager of            Management and Co-Manager of the        Management and Co-Manager of the
the portfolio.                            portfolio.                              portfolio.
  o Joined Deutsche Asset Management in    o Joined Deutsche Asset Management      o Joined Deutsche Asset Management
    1994 after four years of experience      in 1993 and the portfolio in 2002.      in 1994 and the portfolio in 1999.
    managing European equities as well     o Portfolio manager with primary        o Over 13 years of investment
    as responsibility for insurance          focus on European markets and           industry experience.
    sector at Schroder Investment            senior analyst covering global        o MA, University of Leiden
    Management.                              telecommunications and pulp and         (Netherlands).
  o Head of International Select Equity      paper.
    strategy; portfolio manager and        o 10 years of investment industry
    analyst for Core EAFE                    experience.
    strategy: London.
  o MA, Freiburg University.
  o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PriecewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

International Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,           2002       2001      2000     1999       1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 8.05    $14.26   $20.34    $14.56   $14.11
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a             .05       .06      .08      .12^b     .13
--------------------------------------------------------------------------------
  Net realized and unrealized     (1.52)    (3.97)   (4.24)      7.17     2.29
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  (1.47)    (3.91)   (4.16)      7.29     2.42
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.06)     (.05)    (.09)     (.02)    (.26)
--------------------------------------------------------------------------------
  Net realized gains on               --    (2.25)   (1.83)    (1.49)   (1.71)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.06)    (2.30)   (1.92)    (1.51)   (1.97)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.52    $ 8.05   $14.26    $20.34   $14.56
--------------------------------------------------------------------------------
Total Return (%)                  (18.37)   (30.86)  (21.70)    54.51    18.49
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            412       513      720       874      509
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense    1.03     1.01^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense     1.03     1.00^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .73       .64      .48       .76      .90
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          123       105       79        86       71
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.00% and 1.00% for Class A.

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change any portfolio's investment objective without seeking shareholder approval. For Bond Portfolio and Health Sciences Portfolio, the Board will provide shareholders with at least 60 days' notice prior to making any changes to either portfolio's 80% investment policy.

o As a temporary defensive measure, each portfolio (except Bond Portfolio and Capital Growth Portfolio) may invest, without limit, in relatively stable investments, such as money market securities. In such a case, a portfolio would not be pursuing, and may not achieve, its investment objective.

o The portfolios may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each portfolio's investment decisions, buys and sells securities for the portfolios and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio during the most recent fiscal year, as a percentage of each portfolio's average daily net assets.

Portfolio Name                                              Fee Paid
--------------------------------------------------------------------------------
Money Market Portfolio                                         0.37%

Bond Portfolio                                                 0.48

Balanced Portfolio                                             0.48

Growth and Income Portfolio                                    0.48

Capital Growth Portfolio                                       0.47

21st Century Growth Portfolio*                                 0.88

Global Discovery Portfolio**                                   0.98

International Portfolio                                        0.87
--------------------------------------------------------------------------------

* The advisor has agreed to waive all or a portion of total annual operating expenses (exclusive of 12b-1 fees, if applicable) to limit the expenses of Class A of 21st Century Growth Portfolio to 1.50% of average daily net assets until April 30, 2004.

** The advisor has agreed to waive all or a portion of total annual operating expenses (excluding 12b-1 fees, if applicable) to limit the expenses of Class A of Global Discovery Portfolio to 1.25% of average daily net assets until April 30, 2004.

Subadvisor for International Portfolio

On June 11, 2002, the Portfolio's Board approved a subadvisory agreement between DeIM and Deutsche Asset Management Services Ltd. ("DeAMIS"). DeAMIS, One Appold Street, London, England, an affiliate of the advisor, is the subadvisor to the International Portfolio. DeAMIS provides a full range of international investment advisory services to institutional and retail clients. DeAMIS is an indirect, wholly owned subsidiary of Deutsche Bank AG. DeIM pays a fee to DeAMIS for acting as subadvisor to the Portfolio.

--------------------------------------------------------------------------------

Your Investment in the Portfolios

The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.


Buying and Selling Shares

Each portfolio, except Money Market Portfolio, offers two classes of shares. Class A shares are offered at net asset value and are not subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). For Money Market Portfolio, the share price or net asset value per share is normally $1.00, calculated at amortized cost.

Once an order is received by Scudder Investments Service Company, and it has determined that it is in "good order," it will be processed at the next share price calculated. Since Money Market Portfolio will be investing in instruments that normally require immediate payment in Federal funds (monies credited to a bank's account with its regional Federal Reserve Bank), that portfolio has adopted certain procedures for the convenience of its shareholders and to ensure that Money Market Portfolio receives investable funds.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of contract and policy holders in such portfolio.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in any such event.

How the Portfolios Calculate Share Price

The share price at which you purchase each portfolio is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for each portfolio is the portfolio's NAV.

Except with Money Market Portfolio, we typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a portfolio's Board which are intended to reflect fair value when a market quotation or a pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market of which the security is principally traded (for example, a foreign exchange or market). In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. With Money Market Portfolio, we use amortized cost value (the method used by most money market funds).

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolios don't price their shares.

Distributions

Money Market Portfolio intends to declare dividends daily and to pay them out to shareholders shortly after the first business day of the following month. All other portfolios intend to declare and distribute dividends from their net investment income and capital gains, if any, in April. Any of the portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. In that case, a portfolio's yield on those securities would be decreased.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

--------------------------------------------------------------------------------
To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and a portfolio's performance. They also have detailed performance figures, a list of everything each portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090

                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder Variable Series I


o   Money Market Portfolio*

o   Bond Portfolio

o   Balanced Portfolio

o   Growth and Income Portfolio

o   Capital Growth Portfolio

o   21st Century Growth Portfolio

o   Global Discovery Portfolio

o   International Portfolio



Prospectus

May 1, 2003


Class A Shares





*   Money Market Portfolio does not offer separate classes of shares.









This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents


How the Portfolios Work                    Your Investment in the Portfolios

  3   Money Market Portfolio               38   Buying and Selling Shares

  6   Bond Portfolio                       39   How the Portfolios Calculate
                                                Share Price
 11   Balanced Portfolio
                                           39   Distributions
 16   Growth and Income Portfolio
                                           39   Taxes
 20   Capital Growth Portfolio

 24   21st Century Growth Portfolio

 28   Global Discovery Portfolio

 32   International Portfolio

 36   Other Policies and Risks

 37   The Investment Advisor




How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Money Market Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income.

The portfolio pursues its goal by investing exclusively in high quality short-term securities.

The portfolio may buy securities from many types of issuers, including the US government, banks (both US and foreign), corporations and municipalities. However, everything the portfolio buys must meet the rules for money market fund investments (see Money Fund Rules below). In addition, the portfolio currently intends to buy only securities that are in the top credit grade for short-term securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days and be denominated in US dollars

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments. An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the portfolio.

As with most money market funds, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

A second risk factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio's performance. To the extent that the portfolio emphasizes certain sectors of the short-term securities market, the portfolio increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable US securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other matters

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o over time, inflation may erode the real value of an investment in the portfolio

o the counterparty to a repurchase agreement or other transaction could default on its obligations

This portfolio may make sense for investors who are interested in capital preservation or want a portfolio for the cash portion of an allocation plan.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio. The performance of the portfolio varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

    2.54        3.72       5.65       5.09        5.25       5.29       4.99        6.21       3.88       1.49

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 1.60%, Q4 2000                    Worst Quarter: 0.35%, Q4 2002

2003 Total Return as of March 31: 0.26%

Average Annual Total Returns (%) as of 12/31/2002

                 1 Year                  5 Years                     10 Years
--------------------------------------------------------------------------------
                  1.49                     4.36                         4.40
--------------------------------------------------------------------------------

Seven-day yield as of December 31, 2002: 1.21%

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.37%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.06
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.43
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of the portfolio to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

            1 Year                3 Years                5 Years       10 Years
--------------------------------------------------------------------------------
             $44                    $138                   $241          $542
--------------------------------------------------------------------------------


The Portfolio Managers

A group of investment professionals is responsible for the day-to-day management of the portfolio. These investment professionals have a broad range of experience managing money market funds.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned or lost, assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Money Market Portfolio

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001      2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
period
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income             .015      .038     .060      .049     .052
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.015)    (.038)   (.060)    (.049)   (.052)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Total Return (%)                    1.49      3.88     6.21      4.99     5.29
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            101       139      121       179      148
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .43      .46^a      .46       .43      .44
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .43      .45^a      .46       .43      .44
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)  1.49      3.77     6.00      4.90     5.17
--------------------------------------------------------------------------------

^a The ratios of expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .45% and .45%, respectively.

Bond Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities. It does this by using a flexible investment program that emphasizes high-grade bonds. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in bonds of any maturity.

This portfolio normally invests at least 65% of total assets in bonds of the top three grades of credit quality. The portfolio could put up to 20% of total assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade
B). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and higher risk of default.

The portfolio can buy many types of income-producing securities, including corporate bonds (historically the backbone of the portfolio), US government and agency bonds and mortgage- and asset-backed securities. Generally, most are from US issuers, but bonds of foreign issuers are also permitted. The portfolio may invest up to 20% of its net assets in foreign debt securities.

The portfolio managers may shift the proportions of the portfolio's holdings, favoring different types of securities at different times while still maintaining variety in terms of the companies and industries represented. In making buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market.

In choosing individual bonds, the managers use independent analysis of issuers' creditworthiness to look for bonds that, for example, show improving credit. Although the managers may adjust the portfolio's duration (a measure of sensitivity to interest rate movements), they generally intend to keep it between four and six years.

Other Investments

Although not one of its principal investment strategies, the portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). The advisor may use these and other types of derivatives in circumstances where the advisor believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) The longer the effective maturity of the portfolio's securities, the more sensitive it will be to interest rate changes. In addition to general risks associated with changing interest rates, the portfolio may also be subject to additional, specific risks. As interest rates decline, the issuers of securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This prepayment may reduce the portfolio's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of the security. Because the portfolio may invest in mortgage-related securities, it is more vulnerable to both of these risks.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment grade bonds. In some cases, bonds may decline in credit quality or go into default.

Market Risk. Deteriorating market conditions might cause a general weakness in the market that reduces the overall level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the portfolio by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the portfolio emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Foreign Investing Risk. The risks of investing in foreign securities are generally greater than those of investing in domestic securities. A foreign government could expropriate or nationalize assets, impose withholding or other taxes on dividend, interest or other payments and prohibit transactions in the country's currency. In many foreign countries, securities markets are less liquid, more volatile and subject to less stringent government regulation than US securities markets.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of economic trends, issuers, industries or other matters

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments. As a result, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates the price of its securities, you may not receive the full market value for your portfolio shares when you sell.

This portfolio is designed for investors who are looking for a relatively high level of income and can accept a moderate level of risk to their investment.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   12.38       -4.79      18.17       2.82        9.10       6.57       -0.95      10.56       5.75       7.66

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:
Best Quarter: 5.70%, Q2 1995                    Worst Quarter -3.89%, Q1 1994
2003 Total Return as of March 31: 1.43%

Average Annual Total Returns (%) as of 12/31/2002

                                     1 Year              5 Years       10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A                   7.66                5.85          6.54

Index                                 10.25                7.55          7.51
--------------------------------------------------------------------------------

Index: Lehman Brothers Aggregate Bond Index, an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.07
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.55
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                       1 Year          3 Years         5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares          $56             $176             $307         $689
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

David Baldt                              Daniel R. Taylor                              Brett Diment
CFA, Managing Director of Deutsche       CFA, Managing Director of Deutsche            Managing Director of Deutsche Asset
Asset Management and Co-Manager of       Asset Management and Co-Manager of the        Management and Consultant to the
the portfolio.                           portfolio.                                    portfolio.
  o Joined Deutsche Asset Management       o Joined Deutsche Asset Management            o Joined Deutsche Asset Management
    in 1989 and the portfolio in 2002.       in 1998 and the portfolio in 2002.            in 1991 and the portfolio in 2002.
  o Began investment career in 1971.       o Prior to that, fixed income portfolio       o Over 13 years of investment industry
                                             manager, asset-backed securities              experience.
J. Christopher Gagnier                       analyst and senior credit analyst,          o Head of Emerging Debt: London.
Managing Director of Deutsche Asset          CoreStates Investment Advisors,             o Began investment career in 1991.
Management and Co-Manager of                 from 1992 to 1998.
the portfolio.                                                                         Timothy C. Vile
  o Joined Deutsche Asset Management     Thomas Flaherty                               CFA, Managing Director of Deutsche
    in 1997 and the portfolio in 2002.   Managing Director of Deutsche Asset           Asset Management and Co-Manager to the
  o Prior to that, portfolio manager,    Management and Co-Manager of the              portfolio.
    Paine Webber (1984-1997).            portfolio.                                      o Joined Deutsche Asset Management
  o Began investment career in 1979.       o Joined Deutsche Asset Management              in 1991 with 6 years that included
  o MBA, University of Chicago.              in 1995 and the portfolio in 2002.            portfolio manager for fixed income
                                           o Began investment career in 1984.              portfolios at Equitable Capita
Gary W. Bartlett                                                                           Management.
CFA, Managing Director of Deutsche       Andrew P. Cestone                               o Portfolio manager for Core Fixed
Asset Management and Co-Manager of the   Managing Director of Deutsche Asset               Income and Global Aggregate Fixed Income.
portfolio.                               Management and Co-Manager of the                o Joined the portfolio in 2002.
  o Joined Deutsche Asset Management     portfolio.
    in 1992 and the portfolio in 2002.     o Joined Deutsche Asset Management
  o Began investment career in 1982.         in 1998 and the portfolio in 2002.
  o MBA, Drexel University.                o Prior to that, Investment Analyst,
                                             Phoenix Investment Partners, from
Warren S. Davis                              1997 to 1998.
Managing Director of Deutsche Asset        o Prior to that, Credit Officer, asset
Management and Co-Manager of                 based lending group, Fleet Bank,
the portfolio.                               from 1995 to 1997.
  o Joined Deutsche Asset Management
    in 1995 and the portfolio in 2002.
  o Began investment career in 1985.
  o MBA, Drexel University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Bond Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001^d    2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 6.89    $ 6.78   $ 6.49    $ 6.88   $ 6.87
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .34       .38      .42       .42      .43
--------------------------------------------------------------------------------
  Net realized and unrealized        .17      .00^b      .23     (.48)      .01
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations   .51       .38      .65     (.06)      .44
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.42)     (.27)    (.36)     (.22)    (.40)
--------------------------------------------------------------------------------
  Net realized gains on               --        --       --     (.11)    (.03)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.42)     (.27)    (.36)     (.33)    (.43)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.98    $ 6.89   $ 6.78    $ 6.49   $ 6.88
--------------------------------------------------------------------------------
Total Return (%)                    7.66      5.75    10.56     (.95)     6.57
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            165       182      102        94      106
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .55      .58^c      .58       .57      .57
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .55      .57^c      .58       .57      .57
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income      5.03      5.47     6.55      6.38     6.34
 (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         262^e      169^e      288        86      115
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The amount of net realized and unrealized gain shown for a share outstanding for the year ended December 31, 2001 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values of the investments of the Portfolio.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .57% and .57%, respectively.

^d As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $.02, increase net realized and unrealized gains and losses per share by $.02, and decrease the ratio of net investment income to average net assets from 5.74% to 5.47%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

^e The portfolio turnover rate including mortgage dollar roll transactions was 276% and 193% for the years ended December 31, 2002 and December 31, 2001, respectively.

Balanced Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities.

In deciding which types of securities to buy and sell, the portfolio managers first analyze the overall financial climate, including interest rates, capital flows and inflation, among other factors. They then weigh the relative attractiveness of stocks compared to bonds and decide on allocations for each. The portfolio normally invests 50-75% of net assets in common stocks and other equities and 25-50% of net assets in investment grade bonds and other fixed-income securities. At all times the portfolio will be invested at least 25% of net assets in fixed-income senior securities.

In choosing stocks, the managers primarily invest in US companies that they believe offer the potential for sustainable growth of revenue or earnings and whose market values appear reasonable in light of their business prospects. The managers follow a disciplined buy and sell strategy in which proprietary research gathered from meetings with senior management teams, government experts and industry leaders plays an important role.

In choosing individual bonds, the managers review each bond's fundamentals, consider how they are structured and use independent analysis of an issuer's creditworthiness. The portfolio can buy many types of bonds of any maturity, including mortgage- and asset-backed securities and government securities.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the securities, issuers and economic sectors represented.

Other Investments

The portfolio's bond investments are normally in the top four grades of credit quality. The portfolio could put up to 10% of total assets -- though no more than 20% of its bond assets -- in junk bonds (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and typically will have higher volatility and risk of default. Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and might choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the fund has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) The longer the effective maturity of the portfolio's securities, the more sensitive it will be to interest rate changes. In addition to general risks associated with changing interest rates, the portfolio may also be subject to additional, specific risks. As interest rates decline, the issuers of securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This prepayment may reduce the portfolio's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of the security.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment grade bonds. In some cases, bonds may decline in credit quality or go into default.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks or other matters

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    derivatives could produce disproportionate losses

This portfolio may make sense for investors interested in stock and bond investments in a single portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and three broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

    7.45       -2.05      26.67       11.89      24.21      23.19       15.32      -2.02      -6.06      -15.07

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 15.51%, Q4 1998                   Worst Quarter: -9.71%, Q2 2002

2003 Total Return as of March 31: 0.10%

Average Annual Total Returns (%) as of 12/31/2002

                                    1 Year          5 Years        10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A                -15.07             2.12         7.48

Index 1                             -22.10            -0.59         9.34

Index 2                             -27.88            -3.84         6.70

Index 3                              10.25             7.55         7.51
--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Russell 1000 Growth Index, an unmanaged capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted-growth values.

Index 3: Lehman Brothers Aggregate Bond Index, an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.08
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.56
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                           1 Year        3 Years          5 Years     10 Years
--------------------------------------------------------------------------------
Class A Shares              $57            $179             $313        $701
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Julie M. Van Cleave                         Gary W. Bartlett                             Andrew P. Cestone
CFA, Managing Director of Deutsche Asset    CFA, Managing Director of Deutsche           Managing Director of Deutsche Asset
Management and Co-Manager of the            Asset Management and Co-Manager of           Management and Co-Manager of the
portfolio.                                  the portfolio.                               portfolio.
  o Joined Deutsche Asset Management and      o Joined Deutsche Asset Management           o Joined Deutsche Asset Management
    the portfolio in 2002.                      in 1992 and the portfolio in 2002.           in 1998 and the portfolio in 2002.
  o Head of Large Cap Growth Portfolio        o Began investment career in 1982.           o Prior to that, Investment Analyst,
    Selection Team.                           o MBA, Drexel University.                      Phoenix Investment Partners, from
  o Previous experience includes 18                                                          1997 to 1998.
    years' investment industry experience   Daniel R. Taylor                               o Prior to that, Credit Officer,
    at Mason Street Advisors, most          CFA, Managing Director of Deutsche               asset based lending group, Fleet
    recently serving as Managing Director   Asset Management and Co-Manager of               Bank, from 1995 to 1997.
    and team leader for the large cap       the portfolio.
    investment team.                          o Joined Deutsche Asset Management         Brett Diment
  o MBA, University of Wisconsin --             in 1998 and the portfolio in 2002.       Managing Director of Deutsche Asset
    Madison.                                  o Prior to that, fixed income              Management and Consultant to the
                                                portfolio manager, asset-backed          portfolio.
Jack A. Zehner                                  securities analyst and senior              o Joined Deutsche Asset Management
Director of Deutsche Asset Management           credit analyst, CoreStates                   in 1991 and the portfolio in 2002.
and Co-Manager of the portfolio.                Investment Advisors, from 1992 to          o Over 13 years of investment
  o Joined Deutsche Asset Management and        1998.                                        industry experience.
    the portfolio in 2002.                                                                 o Head of Emerging Debt: London.
  o Previous experience includes eight      Thomas Flaherty                                o Began investment career in 1991.
    years' investment industry experience   Managing Director of Deutsche Asset
    at Mason Street Advisors where he       Management and Co-Manager of the             Timothy C. Vile
    served most recently as Director --     portfolio.                                   CFA, Managing Director of Deutsche
    Common Stock.                             o Joined Deutsche Asset Management         Asset Management and Co-Manager to
  o MBA, Marquette University.                  in 1995 and the portfolio in 2002.       the portfolio.
                                              o Began investment career in 1984.           o Joined Deutsche Asset Management
Thomas J. Schmid                                                                             in 1991 with 6 years that included
CFA, Director of Deutsche Asset             Janet Campagna                                   portfolio manager for fixed income
Management and Co-Manager of                Managing Director of Deutsche Asset              portfolios at Equitable Capital
the portfolio.                              Management and Co-Manager of                     Management.
  o Joined Deutsche Asset Management and    the portfolio.                                 o Portfolio manager for Core Fixed
    the portfolio in 2002.                    o Joined Deutsche Asset Management             Income and Global Aggregate Fixed
  o Previous experience includes 15             in 1999 and the portfolio in 2002.           Income.
    years' investment industry                o Head of global and tactical asset          o Joined the portfolio in 2002.
    experience, most recently as Director       allocation.
    -- Common Stock at Mason Street           o Investment strategist and manager of
    Advisors.                                   the asset allocation strategies group
  o MBA, University of Chicago.                 for Barclays Global Investors from
                                                1994 to 1999.
  J. Christopher Gagnier                      o Over 15 years of investment industry
  Managing Director of Deutsche Asset           experience.
  Management and Co-Manager of                o Master's degree in Social Science from
  the portfolio.                                California Institute of Technology.
    o Joined Deutsche Asset Management        o Ph.D, Political Science from University
      in 1997 and the portfolio in 2002.        of California at Irvine.
    o Prior to that, portfolio manager,
      Paine Webber (1984-1997).
    o Began investment career in 1979.
    o MBA, University of Chicago.

  Warren S. Davis
  Managing Director of Deutsche Asset
  Management and Co-Manager of
  the portfolio.
    o Joined Deutsche Asset Management
      in 1995 and the portfolio in 2002.
    o Began investment career in 1985.
    o MBA, Drexel University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Balanced Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001^a    2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $11.76    $13.39   $16.11    $15.21   $13.30
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^b            .23       .30      .34       .35      .37
--------------------------------------------------------------------------------
  Net realized and unrealized     (1.97)    (1.07)    (.62)      1.85     2.56
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations (1.74)     (.77)    (.28)      2.20     2.93
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.30)     (.34)    (.28)     (.18)    (.36)
--------------------------------------------------------------------------------
  Net realized gains on               --     (.52)   (2.16)    (1.12)    (.66)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.30)     (.86)   (2.44)    (1.30)   (1.02)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 9.72    $11.76   $13.39    $16.11   $15.21
--------------------------------------------------------------------------------
Total Return (%)                  (15.07)   (6.06)   (2.02)     15.32    23.19
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            130       173      190       199      162
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .56      .57^c      .54       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of expense after expense       .56      .56^c      .54       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)  2.19      2.46     2.41      2.36     2.71
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         141^d      100^d      127        98       74
--------------------------------------------------------------------------------

^a As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gain (loss) per share by $.01, and decrease the ratio of net investment income to average net assets from 2.56% to 2.46%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

^b   Based on average shares outstanding during the period.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .56% and .56%, respectively.

^d The Portfolio turnover rate including mortgage dollar roll transactions was 146% and 104% for the years ended December 31, 2002 and December 31, 2001, respectively.

Growth and Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large US companies. The portfolio may invest up to 25% of its total assets in foreign securities.

In choosing stocks for the portfolio, the portfolio managers consider yield and other valuation and growth factors, meaning that they focus the portfolio's investments on securities of US companies whose dividend and earnings prospects are believed to be attractive relative to the portfolio's benchmark index, the S&P 500. The portfolio may invest in dividend paying and non-dividend paying stocks.

The managers use bottom-up analysis, looking for companies with strong prospects for continued growth of capital and earnings.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the securities, issuers and economic sectors represented. The portfolio normally will, but is not obligated to, sell a stock if its yield or growth prospects are expected to be below the benchmark average.

The managers may also sell a stock when the managers believe its fundamental factors have changed, to manage overall risk of the portfolio, when other investments offer better opportunities or in the course of adjusting its emphasis on or within a given industry.

Other Investments

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock portfolios, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-sized companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the fund has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other matters

o    derivatives could produce disproportionate losses

This portfolio may make sense for investors interested in an equity fund to provide long-term growth and some current income.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                          31.74       22.17      30.47       7.18       5.80       -2.10      -11.30     -23.13

-------------------------------------------------------------------------------------------------------------------
                           1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:
Best Quarter: 15.86%, Q2 1997                   Worst Quarter: -16.73%, Q3 2002
2003 Total Return as of March 31: -1.77%


Average Annual Total Returns (%) as of 12/31/2002

                                  1 Year          5 Year      Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class A              -23.13          -5.42         6.08

Index                             -22.10          -0.59         9.96
--------------------------------------------------------------------------------

Index: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

*   Inception: May 2, 1994. Index comparison begins April 30, 1994.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.09
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.57
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                         1 Year       3 Years         5 Years        10 Years
--------------------------------------------------------------------------------
Class A Shares            $58           $183           $318            $714
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Kathleen Millard                          Gregory Adams                              Andrew Brudenell
CFA, Managing Director of Deutsche Asset  CFA, Senior Vice President of Deutsche     CFA, Vice President of Deutsche Asset
Management and Lead Manager of the        Asset Management and Portfolio Manager     Management and Portfolio Manager of the
portfolio.                                of the portfolio.                          portfolio.
  o Joined Deutsche Asset Management in      o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management in
    1991 and the portfolio in 1994.            1999 and the portfolio in 1999.           1997 and the portfolio in 2003.
  o Over 20 years of investment industry     o Over 15 years of investment             o Portfolio Manager for US Large Cap
    experience.                                industry experience.                      Core Equity: New York.
                                             o Previously managed Chase Vista          o MS, London School of Economics.
                                               Growth & Income Fund, Chase Vista
                                               Large Cap Equity Fund, Chase Vista
                                               Balanced Fund and other equity
                                               portfolios for Chase Asset
                                               Management.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Growth and Income Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001      2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 8.90    $10.38   $10.96    $11.25   $11.48
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .07       .09      .11       .22      .27
--------------------------------------------------------------------------------
  Net realized and unrealized     (2.12)    (1.23)    (.33)       .46      .54
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  (2.05)    (1.14)    (.22)       .68      .81
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.08)     (.12)    (.15)     (.13)    (.25)
--------------------------------------------------------------------------------
  Net realized gains on               --     (.22)    (.21)     (.84)    (.79)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.08)     (.34)    (.36)     (.97)   (1.04)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.77    $ 8.90   $10.38    $10.96   $11.25
--------------------------------------------------------------------------------
Total Return (%)                  (23.13)   (11.30)  (2.10)      5.80     7.18
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            135       185      185       200      184
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .57      .57%^b      .56       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .57      .56^b      .56       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .92       .94     1.06      2.01     2.41
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           66        67       65        65       39
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .56% and .56% for Class A.

Capital Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The portfolio invests at least 65% of total assets in common stocks of US companies. Although the portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies in the Standard & Poor's 500r Composite Stock Price Index (the "S&P 500 Index") or the Russell 1000r Growth Index (as of December 31, 2002, the S&P 500 Index and the Russell 1000 Growth Index had median market capitalizations of $6.7 billion and $2.9 billion, respectively). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of these Indices.

In choosing stocks, the portfolio managers look for individual companies that have the potential to display above-average earnings growth relative to other companies, are industry leaders, or have the potential to become industry leaders, have strong product position and effective company management. The managers also analyze many other factors including earnings stability, financial position and stock valuation.

The managers will normally sell a stock when they believe its potential risks have increased, its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities, or as industry exposures are adjusted.

Other Investments

The portfolio may invest up to 20% of its net assets in intermediate to longer-term debt securities. Generally, these securities will be in the top four grades of credit quality (i.e. BBB/Baa and above). In order to reduce risk, as market or economic conditions periodically warrant, the portfolio may also invest up to 25% of its assets in short-term debt instruments. While the portfolio invests mainly in US stocks, it could invest up to 25% of total assets in foreign equity securities.

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the portfolio may use futures, options and covered call options. The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Growth Investing Risk. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks or other matters

o    derivatives could produce disproportionate losses

This portfolio may make sense for investors seeking long-term growth.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   20.88       -9.67      28.65       20.13      35.76      23.23       35.23      -9.90      -19.36     -29.18

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 25.80%, Q4 1998                   Worst Quarter: -19.94%, Q3 2001

2003 Total Return as of March 31: -0.69%

Average Annual Total Returns (%) as of 12/31/2002

                                  1 Year            5 Years          10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A              -29.18              -3.03              6.98

Index 1                           -22.10              -0.59              9.34

Index 2                           -27.88              -3.84              6.70
--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Russell 1000 Growth Index, an unmanaged capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted-growth values.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.47%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.04
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.51
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                                1 Year       3 Years      5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares                   $52          $164          $285          $640
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Julie M. Van Cleave
CFA, Managing Director of Deutsche Asset  Jack A. Zehner                               Thomas J. Schmid
Management and Portfolio Manager of       Director of Deutsche Asset Management        CFA, Director of Deutsche Asset
the portfolio.                            and Portfolio Manager of the portfolio.      Management and Portfolio Manager of
  o Joined Deutsche Asset Management and    o Joined Deutsche Asset Management and     the portfolio.
    the portfolio in 2002.                    the portfolio in 2002.                     o Joined Deutsche Asset Management and
  o Head of Large Cap Growth Portfolio      o Previous experience includes eight           the portfolio in 2002.
    Selection Team.                           years' investment industry                 o Previous experience includes
  o Previous experience includes 18           experience at Mason Street Advisors          15 years' investment industry
    years' investment industry experience     where he served most recently as             experience, most recently as
    at Mason Street Advisors, most            Director -- Common Stock.                    Director -- Common Stock at Mason
    recently serving as Managing Director   o MBA, Marquette University.                   Street Advisors.
    and team leader for the large cap                                                    o MBA, University of Chicago.
    investment team.
  o MBA, University of Wisconsin --
    Madison.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Capital Growth Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001      2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $16.36    $23.07   $29.13    $23.95   $20.63
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .05       .05      .08       .10      .16
--------------------------------------------------------------------------------
  Net realized and unrealized      (4.82)    (4.21)   (2.63)      7.64     4.46
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations (4.77)    (4.16)   (2.55)      7.74     4.62
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.05)     (.08)    (.07)     (.07)    (.17)
--------------------------------------------------------------------------------
  Net realized gains on               --    (2.47)   (3.44)    (2.49)   (1.13)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.05)    (2.55)   (3.51)    (2.56)   (1.30)
--------------------------------------------------------------------------------
Net asset value, end of period    $11.54    $16.36   $23.07    $29.13   $23.95
--------------------------------------------------------------------------------
Total Return (%)                  (29.18)   (19.36)  (9.90)     35.23    23.23
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            558       866    1,126     1,254      901
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .51      .52^b      .49       .49      .50
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .51      .50^b      .49       .49      .50
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .38       .27      .30       .43      .75
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           25        33       55        66       55
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .50% and .50% for Class A.

21st Century Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital by investing primarily in equity securities issued by emerging growth companies. The portfolio typically invests at least 80% of total assets in common stocks of companies that are similar in size to those in the Russell 2000 Growth Index (as of December 31, 2002, the Russell 2000 Growth Index had a median market capitalization of $320 million). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index.

Using extensive fundamental and field research, the managers look for small companies, such as those in the Russell 2000 Growth Index, that have low debt, exceptional management teams that hold a significant stake in the company, strong current or potential competitive positioning and potential annual earnings growth of at least 15%, among other factors. The managers expect to find these companies in many rapidly changing sectors of the economy, such as telecommunications, biotechnology and high tech.

The managers generally look for companies that they believe have potential for sustainable above-average earnings growth and whose market value appears reasonable in light of their business prospects.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities and issuers represented.

The managers will normally sell a stock when they believe its price is unlikely to go much higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting its emphasis on a given industry.

Also, as companies in the portfolio exceed the market value of those in the Russell 2000 Growth Index, the portfolio may continue to hold their stock, but generally will not add to these holdings.

Other Investments

Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Growth Investing Risk. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other factors

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    at times, market conditions might make it hard to value some investments

o    derivatives could produce disproportionate losses

This portfolio may make sense for long-term investors who can accept the risks of small-company investing and who are interested in a portfolio that seeks out tomorrow's leaders.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                                           -22.39     -23.28     -41.25

---------------------------------------------------------------------------
                                            2000       2001       2002
---------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 18.44%, Q4 2001                   Worst Quarter: -27.45%, Q3 2001

2003 Total Return as of March 31: -4.64%

Average Annual Total Returns (%) as of 12/31/2002


                                             1 Year             Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class A                         -41.25                 -12.31

Index                                        -30.26                 -10.84
--------------------------------------------------------------------------------

Index: Russell 2000 Growth Index, an unmanaged capitalization-weighted measure of 2000 of the smallest capitalized US companies with a greater-than-average growth orientation and whose common stocks trade on the NYSE, AMEX and Nasdaq.

*   Inception: May 3, 1999. Index comparison begins April 30, 1999.

In the bar chart, total returns for 2000 and 2001 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2001 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.88%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses*                                                        0.23
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        1.11
--------------------------------------------------------------------------------

* Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of Scudder 21st Century Growth Portfolio to 1.50%.

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                       1 Year       3 Years         5 Years             10 Years
--------------------------------------------------------------------------------
Class A Shares          $351         $113            $609                $1,346
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Audrey M.T. Jones                                 Samuel A. Dedio                               Doris R. Klug
CFA, Managing Director of Deutsche Asset          Director of Deutsche Asset Management         CFA, Director of Deutsche Asset
Management and Portfolio Manager of               and Portfolio Manager of the portfolio.       Management and Portfolio Manager
the portfolio.                                      o Joined Deutsche Asset Management in       of the portfolio.
  o Joined Deutsche Asset Management in               1999 after eight years of experience as   o Joined Deutsche Asset Management
    1986 and the portfolio in 2002.                   analyst at Ernst & Young, LLP, Evergreen    in 2000 and the portfolio
  o Portfolio manager with a primary focus            Asset Management and Standard &             in 2002.
    on the credit sensitive, communications           Poor's Corp.                              o Portfolio manager with a primary
    services, energy, process industries and        o Portfolio manager for US small- and mid-    focus on the consumer and capital
    transportation sectors.                           cap equity and senior small cap             goods sectors.
  o Over 30 years of investment industry              analyst for technology.                   o Vice President of Mutual of
    experience.                                     o MS, American University, Kogod School       America from 1993-2000.
  o BBA, Pace University Lubin School of              of Business.                              o Over 21 years of financial
    Business.                                       o Joined the portfolio in 2002                industry experience.
                                                                                                o MBA, Stern School of Business,
                                                                                                  New York University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

21st Century Growth Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,                    2002       2001      2000     1999^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period       $ 6.23    $ 8.12   $10.55    $6.00^b
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^c            (.04)     (.04)    (.11)     (.04)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)  (2.53)    (1.85)   (2.20)      4.59
  on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations         (2.57)    (1.89)   (2.31)      4.55
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment
  transactions                               --        --    (.12)        --
--------------------------------------------------------------------------------
Net asset value, end of period             $ 3.66    $ 6.23   $ 8.12    $10.55
--------------------------------------------------------------------------------
Total Return (%)                        (41.25)   (23.28)^d (22.39)^d  75.83^d**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)         34        45       26        15
--------------------------------------------------------------------------------
Ratio of expenses before expense             1.11     1.17^e     1.35     2.90*
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense              1.11     1.15^e     1.29     1.50*
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)   (.88)     (.64)   (1.06)    (.95)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                    72       103      109        61
--------------------------------------------------------------------------------

^a   For the period May 3, 1999 (commencement of operations) to December 31,
     1999.

^b   Original capital.

^c   Based on average shares outstanding during the period.

^d   Total return would have been lower had certain expenses not been reduced.

^e The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.16% and 1.15% for Class A.

*    Annualized

**   Not annualized

Global Discovery Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks above-average capital appreciation over the long term. The portfolio invests at least 65% of total assets in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 20% of the Citigroup Broad Market Index). While the portfolio may invest in securities in any country, it generally focuses on countries within developed economies (including the US). As of December 31, 2002, companies in which the portfolio invests typically have a market capitalization of between $500 million and $5 billion.

In choosing stocks, the portfolio manager uses a combination of three analytical disciplines:

Bottom-up research. The manager looks for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Growth orientation. The manager generally looks for companies that he believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

Analysis of global themes. The manager considers global economic outlooks, seeking to identify industries and companies that are likely to benefit from social, political and economic changes.

The manager generally intends to keep the fund's holdings diversified across countries and regions, although, depending on their outlook, he may increase or reduce the portfolio's exposure to a given area.

The manager will normally sell a stock when he believes its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

Other Investments

The portfolio may invest up to 35% of total assets in common stocks and other equities of large companies or in debt securities (of which a portion, up to 5% of net assets, may be junk bonds, i.e., grade BB/Ba and below). Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and might choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case US and foreign stock markets. When US and foreign stock prices fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the manager could be incorrect in his analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o at times, market conditions might make it hard to value some investments o growth stocks may be out of favor for certain periods

o a bond could decline in credit quality or go into default; this risk is greater with foreign bonds

o    derivatives could produce disproportionate losses

This portfolio may interest long-term investors interested in diversifying a large-cap or domestic portfolio of investments.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                12.38      16.44       65.88      -5.29      -24.59     -19.89

--------------------------------------------------------------------------------
                 1997       1998       1999        2000       2001       2002
--------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 40.96%, Q4 1999                   Worst Quarter: -21.29%, Q3 2001

2003 Total Return as of March 31: -3.44%


Average Annual Total Returns (%) as of 12/31/2002

                             1 Year             5 Years         Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class A         -19.89                2.02                 4.14

Index                        -12.50                0.65                 2.00
--------------------------------------------------------------------------------

Index: Citigroup World Equity Extended Market Index, formerly the Salomon Smith Barney World Equity Extended Market Index, an unmanaged small-capitalization stock universe of 22 countries.

*   Inception: May 1, 1996. Index comparison begins April 30, 1996.

In the bar chart, total returns for 1997 and 1998 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1998 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.98%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses*                                                        0.21
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        1.19
--------------------------------------------------------------------------------

* Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of Scudder Global Discovery Portfolio to 1.25%.

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                             1 Year         3 Years      5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares                $121           $378          $654         $1,443
--------------------------------------------------------------------------------

The Portfolio Manager

The following individual handles the day-to-day management of the portfolio:

Joseph Axtell
CFA, Director of Deutsche Asset Management and
Portfolio Manager of the portfolio.
  o Joined Deutsche Asset Management in 2001.
  o Senior analyst at Merrill Lynch Investment
    Managers for the international equity portion of a global balanced portfolio (1996-2001).
  o Director, International Research at
    PCM  International (1989-1996).
  o Associate manager, structured debt and equity group at Prudential Capital Corporation (1988-1989).
  o Analyst at Prudential-Bache Capital Funding in
    London (1987-1988).
  o Equity analyst in the healthcare sector at Prudential Equity Management
    Associates (1985-1987).
  o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Global Discovery Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,         2002       2001      2000     1999       1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of   $ 8.70     $11.76    $13.18    $ 8.04   $ 7.08
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)^a   (.00)*    (.00)*     (.03)     (.06)    (.03)
--------------------------------------------------------------------------------
  Net realized and unrealized   (1.73)     (2.87)     (.62)      5.30     1.18
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment         (1.73)     (2.87)     (.65)      5.24     1.15
  operations
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            --         --     (.11)        --    (.12)
--------------------------------------------------------------------------------
  Net realized gains on             --      (.19)     (.66)     (.10)    (.07)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions               --      (.19)     (.77)     (.10)    (.19)
--------------------------------------------------------------------------------
Net asset value, end of period  $ 6.97     $ 8.70    $11.76    $13.18   $ 8.04
--------------------------------------------------------------------------------
Total Return (%)                (19.89)    (24.59)   (5.29)     65.88   16.44^b
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period          121        150       159        71       25
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before          1.19      1.23^c      1.28      1.63     1.79
expense reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense   1.19      1.22^c      1.28      1.63     1.72
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income   (.03)       .00^d     (.25)     (.66)    (.40)
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         47         56        66        70       54
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b   Total returns would have been lower had certain expenses not been reduced.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.22% and 1.22% for Class A.

^d   Less than .005%

*    Less than $.005 per share

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio typically will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of two analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Top-down analysis. The managers consider the economic outlooks for various sectors and industries, while looking for those that may benefit from changes in the overal business environment.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities, issuers and countries represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated or other investments offer better opportunities.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and US government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the US. In such a case, the portfolio would not be pursuing its investment objective.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o    at times, market conditions might make it hard to value some investments

o    derivatives could produce disproportionate losses

This portfolio is designed for investors who are interested in a broadly diversified international investment with the emphasis on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   37.82       -0.85      11.11       14.78       9.07      18.49       54.51      -21.70     -30.86     -18.37

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -18.80%, Q3 2002

2003 Total Return as of March 31: -8.90%

Average Annual Total Returns (%) as of 12/31/2002

                              1 Year                   5 Years        10 Years
-------------------------------------------------------------------------------
Portfolio -- Class A           -18.37                  -4.15            4.40

Index                          -15.80                  -2.72            4.16
-------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) Europe, Australia, the Far East (EAFE) & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.87%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.16
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        1.03
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                        1 Year       3 Years        5 Years           10 Years
--------------------------------------------------------------------------------
Class A Shares           $105         $328            $569             $1,259
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Alex Tedder                               Clare Gray                              Marc Slendebroek
Managing Director of Deutsche Asset       CFA, Director of Deutsche Asset         Director of Deutsche Asset
Management and Lead Manager of            Management and Co-Manager of the        Management and Co-Manager of the
the portfolio.                            portfolio.                              portfolio.
  o Joined Deutsche Asset Management in    o Joined Deutsche Asset Management      o Joined Deutsche Asset Management
    1994 after four years of experience      in 1993 and the portfolio in 2002.      in 1994 and the portfolio in 1999.
    managing European equities as well     o Portfolio manager with primary        o Over 13 years of investment
    as responsibility for insurance          focus on European markets and           industry experience.
    sector at Schroder Investment            senior analyst covering global        o MA, University of Leiden
    Management.                              telecommunications and pulp and         (Netherlands).
  o Head of International Select Equity      paper.
    strategy; portfolio manager and        o 10 years of investment industry
    analyst for Core EAFE                    experience.
    strategy: London.
  o MA, Freiburg University.
  o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PriecewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

International Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,           2002       2001      2000     1999       1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 8.05    $14.26   $20.34    $14.56   $14.11
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a             .05       .06      .08      .12^b     .13
--------------------------------------------------------------------------------
  Net realized and unrealized     (1.52)    (3.97)   (4.24)      7.17     2.29
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  (1.47)    (3.91)   (4.16)      7.29     2.42
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.06)     (.05)    (.09)     (.02)    (.26)
--------------------------------------------------------------------------------
  Net realized gains on               --    (2.25)   (1.83)    (1.49)   (1.71)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.06)    (2.30)   (1.92)    (1.51)   (1.97)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.52    $ 8.05   $14.26    $20.34   $14.56
--------------------------------------------------------------------------------
Total Return (%)                  (18.37)   (30.86)  (21.70)    54.51    18.49
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            412       513      720       874      509
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense    1.03     1.01^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense     1.03     1.00^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .73       .64      .48       .76      .90
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          123       105       79        86       71
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.00% and 1.00% for Class A.

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change any portfolio's investment objective without seeking shareholder approval. For Bond Portfolio and Health Sciences Portfolio, the Board will provide shareholders with at least 60 days' notice prior to making any changes to either portfolio's 80% investment policy.

o As a temporary defensive measure, each portfolio (except Bond Portfolio and Capital Growth Portfolio) may invest, without limit, in relatively stable investments, such as money market securities. In such a case, a portfolio would not be pursuing, and may not achieve, its investment objective.

o The portfolios may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each portfolio's investment decisions, buys and sells securities for the portfolios and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio during the most recent fiscal year, as a percentage of each portfolio's average daily net assets.

Portfolio Name                                              Fee Paid
--------------------------------------------------------------------------------
Money Market Portfolio                                         0.37%

Bond Portfolio                                                 0.48

Balanced Portfolio                                             0.48

Growth and Income Portfolio                                    0.48

Capital Growth Portfolio                                       0.47

21st Century Growth Portfolio*                                 0.88

Global Discovery Portfolio**                                   0.98

International Portfolio                                        0.87

Health Sciences Portfolio***                                   0.75
--------------------------------------------------------------------------------

* The advisor has agreed to waive all or a portion of total annual operating expenses (exclusive of 12b-1 fees, if applicable) to limit the expenses of Class A of 21st Century Growth Portfolio to 1.50% of average daily net assets until April 30, 2004.

** The advisor has agreed to waive all or a portion of total annual operating expenses (excluding 12b-1 fees, if applicable) to limit the expenses of Class A of Global Discovery Portfolio to 1.25% of average daily net assets until April 30, 2004.

*** The advisor has agreed to waive all or a portion of total annual operating expenses (exclusive of 12b-1 fees, if applicable) to limit the expenses of Class A of Health Sciences Portfolio to 0.95% of average daily net assets until April 30, 2004.


Subadvisor for International Portfolio

On June 11, 2002, the Portfolio's Board approved a subadvisory agreement between DeIM and Deutsche Asset Management Services Ltd. ("DeAMIS"). DeAMIS, One Appold Street, London, England, an affiliate of the advisor, is the subadvisor to the International Portfolio. DeAMIS provides a full range of international investment advisory services to institutional and retail clients. DeAMIS is an indirect, wholly owned subsidiary of Deutsche Bank AG. DeIM pays a fee to DeAMIS for acting as subadvisor to the Portfolio.

--------------------------------------------------------------------------------
Your Investment in the Portfolios


The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.


Buying and Selling Shares

Each portfolio, except Money Market Portfolio, offers two classes of shares. Class A shares are offered at net asset value and are not subject to 12b-1 fees. There is a 1% fee payable to Health Sciences Portfolio for exchanges or redemptions of shares held for less than one year.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). For Money Market Portfolio, the share price or net asset value per share is normally $1.00, calculated at amortized cost.

Once an order is received by Scudder Investments Service Company, and it has determined that it is in "good order," it will be processed at the next share price calculated. Since Money Market Portfolio will be investing in instruments that normally require immediate payment in Federal funds (monies credited to a bank's account with its regional Federal Reserve Bank), that portfolio has adopted certain procedures for the convenience of its shareholders and to ensure that Money Market Portfolio receives investable funds.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission. Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of contract and policy holders in such portfolio.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in any such event.

How the Portfolios Calculate Share Price

The share price at which you purchase each portfolio is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for each portfolio (except Health Sciences Portfolio) is the portfolio's NAV. The price at which you sell shares of Health Sciences Portfolio is also the portfolio's NAV, minus a 1.00% redemption/exchange fee on shares owned less than one year.

Except with Money Market Portfolio, we typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a portfolio's Board which are intended to reflect fair value when a market quotation or a pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market of which the security is principally traded (for example, a foreign exchange or market). In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. With Money Market Portfolio, we use amortized cost value (the method used by most money market funds).

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolios don't price their shares.

Distributions

Money Market Portfolio intends to declare dividends daily and to pay them out to shareholders shortly after the first business day of the following month. All other portfolios intend to declare and distribute dividends from their net investment income and capital gains, if any, in April. Any of the portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. In that case, a portfolio's yield on those securities would be decreased.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

--------------------------------------------------------------------------------
To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and a portfolio's performance. They also have detailed performance figures, a list of everything each portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090

                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder Variable Series II

o Scudder Growth Portfolio



Prospectus

May 1, 2003


Class A Shares





This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents


How the Portfolio Works             Your Investment in the Portfolio

  3   Scudder Growth Portfolio      8   Buying and Selling Shares

  7   Other Policies and Risks      9   How the Portfolio Calculates Share Price

  7   Investment Advisor            9   Distributions

                                    9   Taxes

How the Portfolio Works

The portfolio is designed to serve as an investment option for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolio is made in conjunction with one of these contracts or policies.

Remember that the portfolio is not a bank deposit. It's not insured or guaranteed by the FDIC or any other government agency. Its share prices will go up and down, so be aware that you could lose money.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Scudder Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks maximum appreciation of capital.

The portfolio normally invests at least 65% of total assets in common stocks of large US companies that are similar in size to the companies in the Russell 1000 Growth Index (as of December 31, 2002, the Russell 1000 Growth Index had a median market capitalization of $2.89 billion). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index.

In choosing stocks, the portfolio managers look for individual companies that have strong product lines, effective management and leadership positions within core markets. The managers also analyze each company's valuation, stock price movements and other factors.

Based on the above analysis, the managers classify stocks as follows:

Stable Growth (typically at least 70% of portfolio): companies with strong business lines and potentially sustainable earnings growth

Accelerating Growth (typically up to 25% of portfolio): companies with a history of strong earnings growth and the potential for continued growth

Special Situations (typically up to 15% of portfolio): companies that appear likely to become Stable Growth or Accelerating Growth companies through a new product launch, restructuring, change in management or other catalyst

The managers intend to keep the portfolio's holdings diversified across industries and companies, and generally keep its sector weightings similar to those of the Russell 1000 Growth Index.

The portfolio normally will sell a stock when the managers believe its earnings potential or its fundamental qualities have deteriorated or when other investments offer better opportunities.

Other Investments

While the portfolio invests mainly in US common stocks, it could invest up to 25% of total assets in foreign securities.

The managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although they don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, the growth portion of the US stock market. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Growth Investing Risk. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Foreign Securities. Foreign securities may be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks or other factors

o    derivatives could produce disproportionate losses

This portfolio may be suitable for investors who want a moderate to aggressive long-term growth portfolio with a large-cap emphasis.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class A shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   14.62       -4.62      32.97       21.63      21.34      15.10       37.12      -19.06     -22.34     -29.41

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 28.94%, Q4 1999                   Worst Quarter: -21.97%, Q3 1998

2003 Total Return as of March 31: -0.22%


Average Annual Total Returns (%) as of 12/31/2002

                             1 Year          5 Years             10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A        -29.41           -6.88                4.22

Index                       -27.88           -3.84                6.70
--------------------------------------------------------------------------------

Index: Russell 1000 Growth Index, an unmanaged index composed of common stocks of larger US companies with greater-than-average growth orientation.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                          Class A
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                     0.60%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   None
--------------------------------------------------------------------------------
Other Expenses                                                     0.04
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                    0.64
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period.. This is only an example; actual expenses will be different.

Example                    1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class A shares              $65            $205           $357           $798
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

  Julie M. Van Cleave, CFA                  Jack A. Zehner                          Thomas J. Schmid, CFA
  Managing Director of Deutsche Asset       Director of Deutsche Asset              Director of Deutsche Asset
  Management and Co-Manager of the          Management and Co-Manager of the        Management and Co-Manager of the
  portfolio.                                portfolio.                              portfolio.
  o   Joined Deutsche Asset Management      o   Joined Deutsche Asset Management    o   Joined Deutsche Asset Management
      and the portfolio in 2002.                and the portfolio in 2002.              and the portfolio in 2002.
  o   Head of Large Cap Growth Portfolio    o   Previous experience includes        o   Previous experience includes 15
      Selection Team.                           eight years' investment industry        years' investment industry
  o   Previous experience includes 18           experience at Mason Street              experience, most recently as
      years' investment industry                Advisors where he served most           Director -- Common Stock at Mason
      experience at Mason Street                recently as Director -- Common          Street Advisors.
      Advisors, most recently serving as        Stock.                              o   MBA, University of Chicago.
      Managing Director and team leader     o   MBA, Marquette University.
      for the large cap investment team.
  o   MBA, University of Wisconsin --
      Madison.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Growth Portfolio -- Class A

---------------------------------------------------------------------------------------------------------------------------
 Years Ended December 31,                                                    2002     2001     2000^a    1999^a    1998^a
---------------------------------------------------------------------------------------------------------------------------

Selected Per Share Data
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $21.05    $30.12   $40.54    $29.57    $30.01
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                             .01^b     .03^b   (.01)^b   (.01)^b      .07
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions      (6.20)    (6.75)   (6.81)     10.98      4.59
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                        (6.19)    (6.72)   (6.82)     10.97      4.66
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                       --     (.03)       --        --     (.10)
---------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investment transactions                               --    (2.31)   (3.60)        --    (5.00)
---------------------------------------------------------------------------------------------------------------------------
  Return of capital                                                           --     (.01)       --        --        --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                         --    (2.35)   (3.60)        --    (5.10)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $14.86    $21.05   $30.12    $40.54    $29.57
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                          (29.41)   (22.34)  (19.06)    37.12     15.10
---------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                       246       420      583       738       629
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                        .64       .63      .65       .66       .66
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                    .07       .13    (.03)     (.04)       .28
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                   38        73       65        87       109
---------------------------------------------------------------------------------------------------------------------------

^a On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split.
   Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.

^b Based on average shares outstanding during the period.

Other Policies and Risks

While the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:

Although major changes tend to be infrequent, the Board could change the portfolio's investment goal without seeking shareholder approval.

o As a temporary defensive measure, the portfolio could shift 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that the portfolio would not be pursuing its goal.

o The portfolio may trade securities actively. This strategy could raise transaction costs and lower performance.

o The advisor may establish a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, the portfolio may use the higher rating. If a security's credit quality falls, the advisor or subadvisor will determine whether selling it would be in the portfolio's best interest.

This prospectus doesn't tell you about every policy or risk of investing in the portfolio. If you want more information on the portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM" or the "advisor"), which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, make the portfolio's investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The portfolio's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd. ("DeAMIS"), Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from the portfolio. The portfolio paid 0.60% for the 12 months through the most recent fiscal year end, as a percentage of the portfolio's average daily net assets.

--------------------------------------------------------------------------------
Your Investment in the Portfolio


The information in this section may affect anyone who selects the portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.


Buying and Selling Shares

The information in this prospectus applies to Class A shares of the portfolio. Class A shares are offered at net asset value. The portfolio has another class of shares which is offered separately.

Technically, the shareholders of Scudder Variable Series II are the insurance companies that offer the portfolio as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolio is open for business each day the New York Stock Exchange is open. The portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by the transfer agent, and it has determined that it is in "good order," it will be processed at the next share price calculated.

The portfolio may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Scudder Variable Series II currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How the Portfolio Calculates Share Price

For the portfolio, the share price is its net asset value per share, or NAV. To calculate NAV, the portfolio uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by the portfolio's Board which are intended to reflect fair value when a market quotation or pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, the portfolio's value for a security is likely to be different from the last quoted market price or pricing service information.

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolio doesn't price its shares.

Distributions

The portfolio intends to declare and distribute dividends from its net investment income and capital gains, if any, annually. The portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolio unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

The portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The portfolio intends to comply with these requirements. If the portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

--------------------------------------------------------------------------------
To Get More Information


Shareholder reports -- These include commentary from the portfolio's management team about recent market conditions and the portfolio's performance. They also have detailed performance figures, a list of everything the portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about the portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolio, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090

                                             www.sec.gov



                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series II                   811-5002
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder Variable Series I

o   Growth and Income Portfolio

o   Capital Growth Portfolio

o   21st Century Growth Portfolio

o   Global Discovery Portfolio

o   International Portfolio

o   Health Sciences Portfolio



Prospectus

May 1, 2003


Class A Shares




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents


How the Portfolios Work                    Your Investment in the Portfolios

  3  Growth and Income Portfolio           29  Buying and Selling Shares

  7  Capital Growth Portfolio              30  How the Portfolios Calculate
                                               Share Price
 11  21st Century Growth Portfolio
                                           30  Distributions
 15  Global Discovery Portfolio
                                           30  Taxes
 19  International Portfolio

 23  Health Sciences Portfolio

 27  Other Policies and Risks

 28  The Investment Advisor





How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Growth and Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large US companies. The portfolio may invest up to 25% of its total assets in foreign securities.

In choosing stocks for the portfolio, the portfolio managers consider yield and other valuation and growth factors, meaning that they focus the portfolio's investments on securities of US companies whose dividend and earnings prospects are believed to be attractive relative to the portfolio's benchmark index, the S&P 500. The portfolio may invest in dividend paying and non-dividend paying stocks.

The managers use bottom-up analysis, looking for companies with strong prospects for continued growth of capital and earnings.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the securities, issuers and economic sectors represented. The portfolio normally will, but is not obligated to, sell a stock if its yield or growth prospects are expected to be below the benchmark average.

The managers may also sell a stock when the managers believe its fundamental factors have changed, to manage overall risk of the portfolio, when other investments offer better opportunities or in the course of adjusting its emphasis on or within a given industry.

Other Investments

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock portfolios, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-sized companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the fund has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other matters

o    derivatives could produce disproportionate losses

This portfolio may make sense for investors interested in an equity fund to provide long-term growth and some current income.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                          31.74       22.17      30.47       7.18       5.80       -2.10      -11.30     -23.13

-------------------------------------------------------------------------------------------------------------------
                           1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:
Best Quarter: 15.86%, Q2 1997                   Worst Quarter: -16.73%, Q3 2002
2003 Total Return as of March 31: -1.77%


Average Annual Total Returns (%) as of 12/31/2002

                                  1 Year          5 Year      Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class A              -23.13          -5.42         6.08

Index                             -22.10          -0.59         9.96
--------------------------------------------------------------------------------

Index: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

*   Inception: May 2, 1994. Index comparison begins April 30, 1994.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.09
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.57
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                         1 Year       3 Years         5 Years        10 Years
--------------------------------------------------------------------------------
Class A Shares            $58           $183           $318            $714
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Kathleen Millard                          Gregory Adams                              Andrew Brudenell
CFA, Managing Director of Deutsche Asset  CFA, Senior Vice President of Deutsche     CFA, Vice President of Deutsche Asset
Management and Lead Manager of the        Asset Management and Portfolio Manager     Management and Portfolio Manager of the
portfolio.                                of the portfolio.                          portfolio.
  o Joined Deutsche Asset Management in      o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management in
    1991 and the portfolio in 1994.            1999 and the portfolio in 1999.           1997 and the portfolio in 2003.
  o Over 20 years of investment industry     o Over 15 years of investment             o Portfolio Manager for US Large Cap
    experience.                                industry experience.                      Core Equity: New York.
                                             o Previously managed Chase Vista          o MS, London School of Economics.
                                               Growth & Income Fund, Chase Vista
                                               Large Cap Equity Fund, Chase Vista
                                               Balanced Fund and other equity
                                               portfolios for Chase Asset
                                               Management.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Growth and Income Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001      2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 8.90    $10.38   $10.96    $11.25   $11.48
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .07       .09      .11       .22      .27
--------------------------------------------------------------------------------
  Net realized and unrealized     (2.12)    (1.23)    (.33)       .46      .54
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  (2.05)    (1.14)    (.22)       .68      .81
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.08)     (.12)    (.15)     (.13)    (.25)
--------------------------------------------------------------------------------
  Net realized gains on               --     (.22)    (.21)     (.84)    (.79)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.08)     (.34)    (.36)     (.97)   (1.04)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.77    $ 8.90   $10.38    $10.96   $11.25
--------------------------------------------------------------------------------
Total Return (%)                  (23.13)   (11.30)  (2.10)      5.80     7.18
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            135       185      185       200      184
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .57      .57%^b      .56       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .57      .56^b      .56       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .92       .94     1.06      2.01     2.41
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           66        67       65        65       39
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .56% and .56% for Class A.

Capital Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The portfolio invests at least 65% of total assets in common stocks of US companies. Although the portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies in the Standard & Poor's 500r Composite Stock Price Index (the "S&P 500 Index") or the Russell 1000r Growth Index (as of December 31, 2002, the S&P 500 Index and the Russell 1000 Growth Index had median market capitalizations of $6.7 billion and $2.9 billion, respectively). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of these Indices.

In choosing stocks, the portfolio managers look for individual companies that have the potential to display above-average earnings growth relative to other companies, are industry leaders, or have the potential to become industry leaders, have strong product position and effective company management. The managers also analyze many other factors including earnings stability, financial position and stock valuation.

The managers will normally sell a stock when they believe its potential risks have increased, its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities, or as industry exposures are adjusted.

Other Investments

The portfolio may invest up to 20% of its net assets in intermediate to longer-term debt securities. Generally, these securities will be in the top four grades of credit quality (i.e. BBB/Baa and above). In order to reduce risk, as market or economic conditions periodically warrant, the portfolio may also invest up to 25% of its assets in short-term debt instruments. While the portfolio invests mainly in US stocks, it could invest up to 25% of total assets in foreign equity securities.

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the portfolio may use futures, options and covered call options. The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Growth Investing Risk. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks or other matters

o    derivatives could produce disproportionate losses

This portfolio may make sense for investors seeking long-term growth.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   20.88       -9.67      28.65       20.13      35.76      23.23       35.23      -9.90      -19.36     -29.18

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 25.80%, Q4 1998                   Worst Quarter: -19.94%, Q3 2001

2003 Total Return as of March 31: -0.69%

Average Annual Total Returns (%) as of 12/31/2002

                                  1 Year            5 Years          10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A              -29.18              -3.03              6.98

Index 1                           -22.10              -0.59              9.34

Index 2                           -27.88              -3.84              6.70
--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Russell 1000 Growth Index, an unmanaged capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted-growth values.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.47%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.04
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.51
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                                1 Year       3 Years      5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares                   $52          $164          $285          $640
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Julie M. Van Cleave
CFA, Managing Director of Deutsche Asset  Jack A. Zehner                               Thomas J. Schmid
Management and Portfolio Manager of       Director of Deutsche Asset Management        CFA, Director of Deutsche Asset
the portfolio.                            and Portfolio Manager of the portfolio.      Management and Portfolio Manager of
  o Joined Deutsche Asset Management and    o Joined Deutsche Asset Management and     the portfolio.
    the portfolio in 2002.                    the portfolio in 2002.                     o Joined Deutsche Asset Management and
  o Head of Large Cap Growth Portfolio      o Previous experience includes eight           the portfolio in 2002.
    Selection Team.                           years' investment industry                 o Previous experience includes
  o Previous experience includes 18           experience at Mason Street Advisors          15 years' investment industry
    years' investment industry experience     where he served most recently as             experience, most recently as
    at Mason Street Advisors, most            Director -- Common Stock.                    Director -- Common Stock at Mason
    recently serving as Managing Director   o MBA, Marquette University.                   Street Advisors.
    and team leader for the large cap                                                    o MBA, University of Chicago.
    investment team.
  o MBA, University of Wisconsin --
    Madison.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Capital Growth Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001      2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $16.36    $23.07   $29.13    $23.95   $20.63
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .05       .05      .08       .10      .16
--------------------------------------------------------------------------------
  Net realized and unrealized      (4.82)    (4.21)   (2.63)      7.64     4.46
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations (4.77)    (4.16)   (2.55)      7.74     4.62
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.05)     (.08)    (.07)     (.07)    (.17)
--------------------------------------------------------------------------------
  Net realized gains on               --    (2.47)   (3.44)    (2.49)   (1.13)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.05)    (2.55)   (3.51)    (2.56)   (1.30)
--------------------------------------------------------------------------------
Net asset value, end of period    $11.54    $16.36   $23.07    $29.13   $23.95
--------------------------------------------------------------------------------
Total Return (%)                  (29.18)   (19.36)  (9.90)     35.23    23.23
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            558       866    1,126     1,254      901
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .51      .52^b      .49       .49      .50
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .51      .50^b      .49       .49      .50
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .38       .27      .30       .43      .75
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           25        33       55        66       55
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .50% and .50% for Class A.

21st Century Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital by investing primarily in equity securities issued by emerging growth companies. The portfolio typically invests at least 80% of total assets in common stocks of companies that are similar in size to those in the Russell 2000 Growth Index (as of December 31, 2002, the Russell 2000 Growth Index had a median market capitalization of $320 million). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index.

Using extensive fundamental and field research, the managers look for small companies, such as those in the Russell 2000 Growth Index, that have low debt, exceptional management teams that hold a significant stake in the company, strong current or potential competitive positioning and potential annual earnings growth of at least 15%, among other factors. The managers expect to find these companies in many rapidly changing sectors of the economy, such as telecommunications, biotechnology and high tech.

The managers generally look for companies that they believe have potential for sustainable above-average earnings growth and whose market value appears reasonable in light of their business prospects.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities and issuers represented.

The managers will normally sell a stock when they believe its price is unlikely to go much higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting its emphasis on a given industry.

Also, as companies in the portfolio exceed the market value of those in the Russell 2000 Growth Index, the portfolio may continue to hold their stock, but generally will not add to these holdings.

Other Investments

Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Growth Investing Risk. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other factors

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    at times, market conditions might make it hard to value some investments

o    derivatives could produce disproportionate losses

This portfolio may make sense for long-term investors who can accept the risks of small-company investing and who are interested in a portfolio that seeks out tomorrow's leaders.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                                           -22.39     -23.28     -41.25

---------------------------------------------------------------------------
                                            2000       2001       2002
---------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 18.44%, Q4 2001                   Worst Quarter: -27.45%, Q3 2001

2003 Total Return as of March 31: -4.64%

Average Annual Total Returns (%) as of 12/31/2002


                                             1 Year             Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class A                         -41.25                 -12.31

Index                                        -30.26                 -10.84
--------------------------------------------------------------------------------

Index: Russell 2000 Growth Index, an unmanaged capitalization-weighted measure of 2000 of the smallest capitalized US companies with a greater-than-average growth orientation and whose common stocks trade on the NYSE, AMEX and Nasdaq.

*   Inception: May 3, 1999. Index comparison begins April 30, 1999.

In the bar chart, total returns for 2000 and 2001 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2001 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.88%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses*                                                        0.23
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        1.11
--------------------------------------------------------------------------------

* Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of Scudder 21st Century Growth Portfolio to 1.50%.

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                       1 Year       3 Years         5 Years             10 Years
--------------------------------------------------------------------------------
Class A Shares          $351         $113            $609                $1,346
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Audrey M.T. Jones                                 Samuel A. Dedio                               Doris R. Klug
CFA, Managing Director of Deutsche Asset          Director of Deutsche Asset Management         CFA, Director of Deutsche Asset
Management and Portfolio Manager of               and Portfolio Manager of the portfolio.       Management and Portfolio Manager
the portfolio.                                      o Joined Deutsche Asset Management in       of the portfolio.
  o Joined Deutsche Asset Management in               1999 after eight years of experience as   o Joined Deutsche Asset Management
    1986 and the portfolio in 2002.                   analyst at Ernst & Young, LLP, Evergreen    in 2000 and the portfolio
  o Portfolio manager with a primary focus            Asset Management and Standard &             in 2002.
    on the credit sensitive, communications           Poor's Corp.                              o Portfolio manager with a primary
    services, energy, process industries and        o Portfolio manager for US small- and mid-    focus on the consumer and capital
    transportation sectors.                           cap equity and senior small cap             goods sectors.
  o Over 30 years of investment industry              analyst for technology.                   o Vice President of Mutual of
    experience.                                     o MS, American University, Kogod School       America from 1993-2000.
  o BBA, Pace University Lubin School of              of Business.                              o Over 21 years of financial
    Business.                                       o Joined the portfolio in 2002                industry experience.
                                                                                                o MBA, Stern School of Business,
                                                                                                  New York University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

21st Century Growth Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,                    2002       2001      2000     1999^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period       $ 6.23    $ 8.12   $10.55    $6.00^b
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^c            (.04)     (.04)    (.11)     (.04)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)  (2.53)    (1.85)   (2.20)      4.59
  on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations         (2.57)    (1.89)   (2.31)      4.55
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment
  transactions                               --        --    (.12)        --
--------------------------------------------------------------------------------
Net asset value, end of period             $ 3.66    $ 6.23   $ 8.12    $10.55
--------------------------------------------------------------------------------
Total Return (%)                        (41.25)   (23.28)^d (22.39)^d  75.83^d**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)         34        45       26        15
--------------------------------------------------------------------------------
Ratio of expenses before expense             1.11     1.17^e     1.35     2.90*
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense              1.11     1.15^e     1.29     1.50*
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)   (.88)     (.64)   (1.06)    (.95)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                    72       103      109        61
--------------------------------------------------------------------------------

^a   For the period May 3, 1999 (commencement of operations) to December 31,
     1999.

^b   Original capital.

^c   Based on average shares outstanding during the period.

^d   Total return would have been lower had certain expenses not been reduced.

^e The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.16% and 1.15% for Class A.

*    Annualized

**   Not annualized

Global Discovery Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks above-average capital appreciation over the long term. The portfolio invests at least 65% of total assets in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 20% of the Citigroup Broad Market Index). While the portfolio may invest in securities in any country, it generally focuses on countries within developed economies (including the US). As of December 31, 2002, companies in which the portfolio invests typically have a market capitalization of between $500 million and $5 billion.

In choosing stocks, the portfolio manager uses a combination of three analytical disciplines:

Bottom-up research. The manager looks for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Growth orientation. The manager generally looks for companies that he believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

Analysis of global themes. The manager considers global economic outlooks, seeking to identify industries and companies that are likely to benefit from social, political and economic changes.

The manager generally intends to keep the fund's holdings diversified across countries and regions, although, depending on their outlook, he may increase or reduce the portfolio's exposure to a given area.

The manager will normally sell a stock when he believes its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

Other Investments

The portfolio may invest up to 35% of total assets in common stocks and other equities of large companies or in debt securities (of which a portion, up to 5% of net assets, may be junk bonds, i.e., grade BB/Ba and below). Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and might choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case US and foreign stock markets. When US and foreign stock prices fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the manager could be incorrect in his analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o at times, market conditions might make it hard to value some investments o growth stocks may be out of favor for certain periods

o a bond could decline in credit quality or go into default; this risk is greater with foreign bonds

o    derivatives could produce disproportionate losses

This portfolio may interest long-term investors interested in diversifying a large-cap or domestic portfolio of investments.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                12.38      16.44       65.88      -5.29      -24.59     -19.89

--------------------------------------------------------------------------------
                 1997       1998       1999        2000       2001       2002
--------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 40.96%, Q4 1999                   Worst Quarter: -21.29%, Q3 2001

2003 Total Return as of March 31: -3.44%


Average Annual Total Returns (%) as of 12/31/2002

                             1 Year             5 Years         Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class A         -19.89                2.02                 4.14

Index                        -12.50                0.65                 2.00
--------------------------------------------------------------------------------

Index: Citigroup World Equity Extended Market Index, formerly the Salomon Smith Barney World Equity Extended Market Index, an unmanaged small-capitalization stock universe of 22 countries.

*   Inception: May 1, 1996. Index comparison begins April 30, 1996.

In the bar chart, total returns for 1997 and 1998 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1998 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.98%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses*                                                        0.21
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        1.19
--------------------------------------------------------------------------------

* Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of Scudder Global Discovery Portfolio to 1.25%.

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                             1 Year         3 Years      5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares                $121           $378          $654         $1,443
--------------------------------------------------------------------------------

The Portfolio Manager

The following individual handles the day-to-day management of the portfolio:

Joseph Axtell
CFA, Director of Deutsche Asset Management and
Portfolio Manager of the portfolio.
  o Joined Deutsche Asset Management in 2001.
  o Senior analyst at Merrill Lynch Investment
    Managers for the international equity portion of a global balanced portfolio (1996-2001).
  o Director, International Research at
    PCM  International (1989-1996).
  o Associate manager, structured debt and equity group at Prudential Capital Corporation (1988-1989).
  o Analyst at Prudential-Bache Capital Funding in
    London (1987-1988).
  o Equity analyst in the healthcare sector at Prudential Equity Management
    Associates (1985-1987).
  o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Global Discovery Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,         2002       2001      2000     1999       1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of   $ 8.70     $11.76    $13.18    $ 8.04   $ 7.08
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)^a   (.00)*    (.00)*     (.03)     (.06)    (.03)
--------------------------------------------------------------------------------
  Net realized and unrealized   (1.73)     (2.87)     (.62)      5.30     1.18
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment         (1.73)     (2.87)     (.65)      5.24     1.15
  operations
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            --         --     (.11)        --    (.12)
--------------------------------------------------------------------------------
  Net realized gains on             --      (.19)     (.66)     (.10)    (.07)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions               --      (.19)     (.77)     (.10)    (.19)
--------------------------------------------------------------------------------
Net asset value, end of period  $ 6.97     $ 8.70    $11.76    $13.18   $ 8.04
--------------------------------------------------------------------------------
Total Return (%)                (19.89)    (24.59)   (5.29)     65.88   16.44^b
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period          121        150       159        71       25
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before          1.19      1.23^c      1.28      1.63     1.79
expense reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense   1.19      1.22^c      1.28      1.63     1.72
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income   (.03)       .00^d     (.25)     (.66)    (.40)
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         47         56        66        70       54
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b   Total returns would have been lower had certain expenses not been reduced.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.22% and 1.22% for Class A.

^d   Less than .005%

*    Less than $.005 per share

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio typically will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of two analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Top-down analysis. The managers consider the economic outlooks for various sectors and industries, while looking for those that may benefit from changes in the overal business environment.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities, issuers and countries represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated or other investments offer better opportunities.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and US government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the US. In such a case, the portfolio would not be pursuing its investment objective.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o    at times, market conditions might make it hard to value some investments

o    derivatives could produce disproportionate losses

This portfolio is designed for investors who are interested in a broadly diversified international investment with the emphasis on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   37.82       -0.85      11.11       14.78       9.07      18.49       54.51      -21.70     -30.86     -18.37

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -18.80%, Q3 2002

2003 Total Return as of March 31: -8.90%

Average Annual Total Returns (%) as of 12/31/2002

                              1 Year                   5 Years        10 Years
-------------------------------------------------------------------------------
Portfolio -- Class A           -18.37                  -4.15            4.40

Index                          -15.80                  -2.72            4.16
-------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) Europe, Australia, the Far East (EAFE) & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.87%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.16
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        1.03
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                        1 Year       3 Years        5 Years           10 Years
--------------------------------------------------------------------------------
Class A Shares           $105         $328            $569             $1,259
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Alex Tedder                               Clare Gray                              Marc Slendebroek
Managing Director of Deutsche Asset       CFA, Director of Deutsche Asset         Director of Deutsche Asset
Management and Lead Manager of            Management and Co-Manager of the        Management and Co-Manager of the
the portfolio.                            portfolio.                              portfolio.
  o Joined Deutsche Asset Management in    o Joined Deutsche Asset Management      o Joined Deutsche Asset Management
    1994 after four years of experience      in 1993 and the portfolio in 2002.      in 1994 and the portfolio in 1999.
    managing European equities as well     o Portfolio manager with primary        o Over 13 years of investment
    as responsibility for insurance          focus on European markets and           industry experience.
    sector at Schroder Investment            senior analyst covering global        o MA, University of Leiden
    Management.                              telecommunications and pulp and         (Netherlands).
  o Head of International Select Equity      paper.
    strategy; portfolio manager and        o 10 years of investment industry
    analyst for Core EAFE                    experience.
    strategy: London.
  o MA, Freiburg University.
  o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PriecewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

International Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,           2002       2001      2000     1999       1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 8.05    $14.26   $20.34    $14.56   $14.11
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a             .05       .06      .08      .12^b     .13
--------------------------------------------------------------------------------
  Net realized and unrealized     (1.52)    (3.97)   (4.24)      7.17     2.29
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  (1.47)    (3.91)   (4.16)      7.29     2.42
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.06)     (.05)    (.09)     (.02)    (.26)
--------------------------------------------------------------------------------
  Net realized gains on               --    (2.25)   (1.83)    (1.49)   (1.71)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.06)    (2.30)   (1.92)    (1.51)   (1.97)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.52    $ 8.05   $14.26    $20.34   $14.56
--------------------------------------------------------------------------------
Total Return (%)                  (18.37)   (30.86)  (21.70)    54.51    18.49
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            412       513      720       874      509
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense    1.03     1.01^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense     1.03     1.00^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .73       .64      .48       .76      .90
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          123       105       79        86       71
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.00% and 1.00% for Class A.

Health Sciences Portfolio

The Portfolio's Main Investment Strategy

Under normal circumstances, the portfolio seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health care sector. For purposes of the portfolio's 80% investment policy, companies in the health care sector must commit at least half of their assets to the health care sector, or derive at least half of their revenues or net income from that sector. The industries in the health care sector include pharmaceuticals, biotechnology, medical products and supplies, and health care services. The companies may be of any size. The portfolio will invest primarily in securities of US companies, but may invest in foreign companies as well.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, new tests or treatments, the ability to take advantage of demographic trends, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Growth orientation. The managers generally look for companies that they believe have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

Top-down analysis. The managers consider the economic outlooks for various industries within the health care sector while looking for those that may benefit from changes in the overall business environment.

The managers may favor different types of securities from different industries and companies within the health care sector at different times, while still maintaining variety in terms of the types of securities and issuers represented.

The managers will normally sell a stock when they believe its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting its emphasis on a given health care industry.

Other Investments

While the fund invests mainly in common stocks, it may also invest up to 20% of total assets in US Treasury and agency and instrumentality debt securities.

The managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), although they don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, health care stocks. When prices of these stocks fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Sector Specific Risk. The fact that the portfolio concentrates its investments in the industries of the health care sector increases this risk, because factors affecting that sector could affect portfolio performance. For example, health care companies could be hurt by such factors as rapid product obsolescence and the unpredictability of winning government approvals.

Non-Diversification Risk. The portfolio is classified as "non-diversified." This means that it may invest a larger percentage of assets in a given stock than a diversified fund. Thus the performance of one or a small number of portfolio holdings can affect overall performance more than if the portfolio was diversified.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o    growth stocks may be out of favor for certain periods

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    at times, market conditions might make it hard to value some investments

o    derivatives could produce disproportionate losses

The portfolio may make sense for investors who are comfortable with higher risks of a portfolio that focuses on an often volatile sector and are interested in gaining exposure to the health care sector.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index and one other relevant index (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:
                                                                 -23.10

--------------------------------------------------------------------------------
                                                                  2002
--------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 1.61%, Q4 2002                    Worst Quarter: -15.62%, Q2 2002

2003 Total Return as of March 31: 3.66%

Average Annual Total Returns (%) as of 12/31/2002

                                         1 Year                 Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class A                      -23.10                      -11.29

Index 1                                  -22.10                      -17.71

Index 2                                  -21.23                      -12.06
--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Goldman Sachs Healthcare Index, a market capitalization-weighted index of 114 stocks designed to measure the performance of companies in the health care sector.

*   Inception: May 1, 2001. Index comparisons begin April 30, 2001.

In the bar chart and table, total returns for 2001 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                                                                    Class A
------------------------------------------------------------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
------------------------------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee, on shares owned less than a year  (as a % of amount redeemed, if applicable)        1.00%
------------------------------------------------------------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
------------------------------------------------------------------------------------------------------------------------------------
Management Fee                                                                                                0.75
------------------------------------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                                                              0.00
------------------------------------------------------------------------------------------------------------------------------------
Other Expenses*                                                                                               0.16
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Operating Expenses                                                                               0.91
------------------------------------------------------------------------------------------------------------------------------------

* Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of Scudder Health Sciences Portfolio to 0.95%.

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                          1 Year       3 Years          5 Years        10 Years
--------------------------------------------------------------------------------
Class A Shares             $93           $290            $504           $1,120
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

James Fenger                                               Thomas Bucher
Managing Director of Deutsche Asset Management and         CFA, Director of Deutsche Asset
Co-Manager of the portfolio.                               Management and Consultant to
  o Joined Deutsche Asset Management in                    the portfolio.
    1983 and the portfolio in 2001.                          o Joined Deutsche Asset Management in
  o Over 19 years of investment industry                       1995, previously serving as analyst
    experience.                                                for European Chemical, Oil, Steel
  o MBA, University of Wisconsin.                              and Engineering sectors and
                                                               analyst/portfolio manager for
Leefin Lai                                                     Eastern European equity, after 1 year of
CFA, CPA, Director of Deutsche Asset Management and            experience as a trainee for Deutsche Bank.
Co-Manager of the portfolio.                                 o Head of global equity research team for
  o Joined Deutsche Asset Management                           health care sector and portfolio
    in 2001 and the portfolio in 2001.                         manager for European Equity: Frankfurt.
  o Over 10 years of investment industry                     o MA, University of Tuegingen, Germany.
    experience.                                              o Joined the portfolio in 2002.
  o MBA, University of Illinois.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, by whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Health Sciences Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,                                    2002       2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $10.65      $10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                            (.03)       (.02)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment    (2.43)         .67
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                         (2.46)         .65
--------------------------------------------------------------------------------
Net asset value, end of period                             $ 8.19      $10.65
--------------------------------------------------------------------------------
Total Return (%)                                           (23.10)     6.50^c**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                         69          56
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)               .91       1.40*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                .91        .95*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                   (.38)      (.25)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                    53         34*
--------------------------------------------------------------------------------

^a   For the period May 1, 2001 (commencement of operations) to December 31,
     2001.

^b   Based on average shares outstanding during the period.

^c   Total return would have been lower had certain expenses not been reduced.

*    Annualized

**   Not annualized

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change any portfolio's investment objective without seeking shareholder approval. For Health Sciences Portfolio, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's 80% investment policy.

o As a temporary defensive measure, each portfolio (except Capital Growth Portfolio) may invest, without limit, in relatively stable investments, such as money market securities. In such a case, a portfolio would not be pursuing, and may not achieve, its investment objective.

o The portfolios may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each portfolio's investment decisions, buys and sells securities for the portfolios and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio during the most recent fiscal year, as a percentage of each portfolio's average daily net assets.

Portfolio Name                               Fee Paid
--------------------------------------------------------------------------------
Growth and Income Portfolio                  0.48%

Capital Growth Portfolio                     0.47

21st Century Growth Portfolio*               0.88

Global Discovery Portfolio**                 0.98

International Portfolio                      0.87

Health Sciences Portfolio***                 0.75
--------------------------------------------------------------------------------

* The advisor has agreed to waive all or a portion of total annual operating expenses (exclusive of 12b-1 fees, if applicable) to limit the expenses of Class A of 21st Century Growth Portfolio to 1.50% of average daily net assets until April 30, 2004.

** The advisor has agreed to waive all or a portion of total annual operating expenses (excluding 12b-1 fees, if applicable) to limit the expenses of Class A of Global Discovery Portfolio to 1.25% of average daily net assets until April 30, 2004.

*** The advisor has agreed to waive all or a portion of total annual operating expenses (exclusive of 12b-1 fees, if applicable) to limit the expenses of Class A of Health Sciences Portfolio to 0.95% of average daily net assets until April 30, 2004.

Subadvisor for International Portfolio

On June 11, 2002, the Portfolio's Board approved a subadvisory agreement between DeIM and Deutsche Asset Management Services Ltd. ("DeAMIS"). DeAMIS, One Appold Street, London, England, an affiliate of the advisor, is the subadvisor to the International Portfolio. DeAMIS provides a full range of international investment advisory services to institutional and retail clients. DeAMIS is an indirect, wholly owned subsidiary of Deutsche Bank AG. DeIM pays a fee to DeAMIS for acting as subadvisor to the Portfolio.

--------------------------------------------------------------------------------
Your Investment in the Portfolios


The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.

Buying and Selling Shares

Each portfolio offers two classes of shares. Class A shares are offered at net asset value and are not subject to 12b-1 fees. There is a 1% fee payable to Health Sciences Portfolio for exchanges or redemptions of shares held for less than one year.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is in "good order," it will be processed at the next share price calculated.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of contract and policy holders in such portfolio.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in any such event.

How the Portfolios Calculate Share Price

The share price at which you purchase each portfolio is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for each portfolio (except Health Sciences Portfolio) is the portfolio's NAV. The price at which you sell shares of Health Sciences Portfolio is also the portfolio's NAV, minus a 1.00% redemption/exchange fee on shares owned less than one year.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a portfolio's Board which are intended to reflect fair value when a market quotation or a pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market of which the security is principally traded (for example, a foreign exchange or market). In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information.

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolios don't price their shares.

Distributions

The portfolios intend to declare and distribute dividends from their net investment income and capital gains, if any, annually. The portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

--------------------------------------------------------------------------------
To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and a portfolio's performance. They also have detailed performance figures, a list of everything each portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090

                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder Variable Series I


o   Bond Portfolio

o   Balanced Portfolio

o   Growth and Income Portfolio

o   Capital Growth Portfolio

o   Global Discovery Portfolio

o   International Portfolio





Prospectus

May 1, 2003


Class A Shares




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents


How the Portfolios Work                   Your Investment in the Portfolios

  3  Bond Portfolio                       31  Buying and Selling Shares

  8  Balanced Portfolio                   32  How the Portfolios Calculate
                                              Share Price
 13  Growth and Income Portfolio
                                          32  Distributions
 17  Capital Growth Portfolio
                                          32  Taxes
 21  Global Discovery Portfolio

 25  International Portfolio

 29  Other Policies and Risks

 30  The Investment Advisor





How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Bond Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities. It does this by using a flexible investment program that emphasizes high-grade bonds. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in bonds of any maturity.

This portfolio normally invests at least 65% of total assets in bonds of the top three grades of credit quality. The portfolio could put up to 20% of total assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade
B). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and higher risk of default.

The portfolio can buy many types of income-producing securities, including corporate bonds (historically the backbone of the portfolio), US government and agency bonds and mortgage- and asset-backed securities. Generally, most are from US issuers, but bonds of foreign issuers are also permitted. The portfolio may invest up to 20% of its net assets in foreign debt securities.

The portfolio managers may shift the proportions of the portfolio's holdings, favoring different types of securities at different times while still maintaining variety in terms of the companies and industries represented. In making buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market.

In choosing individual bonds, the managers use independent analysis of issuers' creditworthiness to look for bonds that, for example, show improving credit. Although the managers may adjust the portfolio's duration (a measure of sensitivity to interest rate movements), they generally intend to keep it between four and six years.

Other Investments

Although not one of its principal investment strategies, the portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). The advisor may use these and other types of derivatives in circumstances where the advisor believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) The longer the effective maturity of the portfolio's securities, the more sensitive it will be to interest rate changes. In addition to general risks associated with changing interest rates, the portfolio may also be subject to additional, specific risks. As interest rates decline, the issuers of securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This prepayment may reduce the portfolio's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of the security. Because the portfolio may invest in mortgage-related securities, it is more vulnerable to both of these risks.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment grade bonds. In some cases, bonds may decline in credit quality or go into default.

Market Risk. Deteriorating market conditions might cause a general weakness in the market that reduces the overall level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the portfolio by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the portfolio emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Foreign Investing Risk. The risks of investing in foreign securities are generally greater than those of investing in domestic securities. A foreign government could expropriate or nationalize assets, impose withholding or other taxes on dividend, interest or other payments and prohibit transactions in the country's currency. In many foreign countries, securities markets are less liquid, more volatile and subject to less stringent government regulation than US securities markets.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of economic trends, issuers, industries or other matters

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments. As a result, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates the price of its securities, you may not receive the full market value for your portfolio shares when you sell.

This portfolio is designed for investors who are looking for a relatively high level of income and can accept a moderate level of risk to their investment.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   12.38       -4.79      18.17       2.82        9.10       6.57       -0.95      10.56       5.75       7.66

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:
Best Quarter: 5.70%, Q2 1995                    Worst Quarter -3.89%, Q1 1994
2003 Total Return as of March 31: 1.43%

Average Annual Total Returns (%) as of 12/31/2002

                                     1 Year              5 Years       10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A                   7.66                5.85          6.54

Index                                 10.25                7.55          7.51
--------------------------------------------------------------------------------

Index: Lehman Brothers Aggregate Bond Index, an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.07
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.55
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                       1 Year          3 Years         5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares          $56             $176             $307         $689
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

David Baldt                              Daniel R. Taylor                              Brett Diment
CFA, Managing Director of Deutsche       CFA, Managing Director of Deutsche            Managing Director of Deutsche Asset
Asset Management and Co-Manager of       Asset Management and Co-Manager of the        Management and Consultant to the
the portfolio.                           portfolio.                                    portfolio.
  o Joined Deutsche Asset Management       o Joined Deutsche Asset Management            o Joined Deutsche Asset Management
    in 1989 and the portfolio in 2002.       in 1998 and the portfolio in 2002.            in 1991 and the portfolio in 2002.
  o Began investment career in 1971.       o Prior to that, fixed income portfolio       o Over 13 years of investment industry
                                             manager, asset-backed securities              experience.
J. Christopher Gagnier                       analyst and senior credit analyst,          o Head of Emerging Debt: London.
Managing Director of Deutsche Asset          CoreStates Investment Advisors,             o Began investment career in 1991.
Management and Co-Manager of                 from 1992 to 1998.
the portfolio.                                                                         Timothy C. Vile
  o Joined Deutsche Asset Management     Thomas Flaherty                               CFA, Managing Director of Deutsche
    in 1997 and the portfolio in 2002.   Managing Director of Deutsche Asset           Asset Management and Co-Manager to the
  o Prior to that, portfolio manager,    Management and Co-Manager of the              portfolio.
    Paine Webber (1984-1997).            portfolio.                                      o Joined Deutsche Asset Management
  o Began investment career in 1979.       o Joined Deutsche Asset Management              in 1991 with 6 years that included
  o MBA, University of Chicago.              in 1995 and the portfolio in 2002.            portfolio manager for fixed income
                                           o Began investment career in 1984.              portfolios at Equitable Capita
Gary W. Bartlett                                                                           Management.
CFA, Managing Director of Deutsche       Andrew P. Cestone                               o Portfolio manager for Core Fixed
Asset Management and Co-Manager of the   Managing Director of Deutsche Asset               Income and Global Aggregate Fixed Income.
portfolio.                               Management and Co-Manager of the                o Joined the portfolio in 2002.
  o Joined Deutsche Asset Management     portfolio.
    in 1992 and the portfolio in 2002.     o Joined Deutsche Asset Management
  o Began investment career in 1982.         in 1998 and the portfolio in 2002.
  o MBA, Drexel University.                o Prior to that, Investment Analyst,
                                             Phoenix Investment Partners, from
Warren S. Davis                              1997 to 1998.
Managing Director of Deutsche Asset        o Prior to that, Credit Officer, asset
Management and Co-Manager of                 based lending group, Fleet Bank,
the portfolio.                               from 1995 to 1997.
  o Joined Deutsche Asset Management
    in 1995 and the portfolio in 2002.
  o Began investment career in 1985.
  o MBA, Drexel University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Bond Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001^d    2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 6.89    $ 6.78   $ 6.49    $ 6.88   $ 6.87
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .34       .38      .42       .42      .43
--------------------------------------------------------------------------------
  Net realized and unrealized        .17      .00^b      .23     (.48)      .01
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations   .51       .38      .65     (.06)      .44
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.42)     (.27)    (.36)     (.22)    (.40)
--------------------------------------------------------------------------------
  Net realized gains on               --        --       --     (.11)    (.03)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.42)     (.27)    (.36)     (.33)    (.43)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.98    $ 6.89   $ 6.78    $ 6.49   $ 6.88
--------------------------------------------------------------------------------
Total Return (%)                    7.66      5.75    10.56     (.95)     6.57
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            165       182      102        94      106
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .55      .58^c      .58       .57      .57
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .55      .57^c      .58       .57      .57
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income      5.03      5.47     6.55      6.38     6.34
 (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         262^e      169^e      288        86      115
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The amount of net realized and unrealized gain shown for a share outstanding for the year ended December 31, 2001 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values of the investments of the Portfolio.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .57% and .57%, respectively.

^d As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $.02, increase net realized and unrealized gains and losses per share by $.02, and decrease the ratio of net investment income to average net assets from 5.74% to 5.47%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

^e The portfolio turnover rate including mortgage dollar roll transactions was 276% and 193% for the years ended December 31, 2002 and December 31, 2001, respectively.

Balanced Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities.

In deciding which types of securities to buy and sell, the portfolio managers first analyze the overall financial climate, including interest rates, capital flows and inflation, among other factors. They then weigh the relative attractiveness of stocks compared to bonds and decide on allocations for each. The portfolio normally invests 50-75% of net assets in common stocks and other equities and 25-50% of net assets in investment grade bonds and other fixed-income securities. At all times the portfolio will be invested at least 25% of net assets in fixed-income senior securities.

In choosing stocks, the managers primarily invest in US companies that they believe offer the potential for sustainable growth of revenue or earnings and whose market values appear reasonable in light of their business prospects. The managers follow a disciplined buy and sell strategy in which proprietary research gathered from meetings with senior management teams, government experts and industry leaders plays an important role.

In choosing individual bonds, the managers review each bond's fundamentals, consider how they are structured and use independent analysis of an issuer's creditworthiness. The portfolio can buy many types of bonds of any maturity, including mortgage- and asset-backed securities and government securities.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the securities, issuers and economic sectors represented.

Other Investments

The portfolio's bond investments are normally in the top four grades of credit quality. The portfolio could put up to 10% of total assets -- though no more than 20% of its bond assets -- in junk bonds (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and typically will have higher volatility and risk of default. Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and might choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the fund has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) The longer the effective maturity of the portfolio's securities, the more sensitive it will be to interest rate changes. In addition to general risks associated with changing interest rates, the portfolio may also be subject to additional, specific risks. As interest rates decline, the issuers of securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This prepayment may reduce the portfolio's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of the security.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment grade bonds. In some cases, bonds may decline in credit quality or go into default.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks or other matters

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    derivatives could produce disproportionate losses

This portfolio may make sense for investors interested in stock and bond investments in a single portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and three broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

    7.45       -2.05      26.67       11.89      24.21      23.19       15.32      -2.02      -6.06      -15.07

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 15.51%, Q4 1998                   Worst Quarter: -9.71%, Q2 2002

2003 Total Return as of March 31: 0.10%

Average Annual Total Returns (%) as of 12/31/2002

                                    1 Year          5 Years        10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A                -15.07             2.12         7.48

Index 1                             -22.10            -0.59         9.34

Index 2                             -27.88            -3.84         6.70

Index 3                              10.25             7.55         7.51
--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Russell 1000 Growth Index, an unmanaged capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted-growth values.

Index 3: Lehman Brothers Aggregate Bond Index, an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.08
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.56
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                           1 Year        3 Years          5 Years     10 Years
--------------------------------------------------------------------------------
Class A Shares              $57            $179             $313        $701
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Julie M. Van Cleave                         Gary W. Bartlett                             Andrew P. Cestone
CFA, Managing Director of Deutsche Asset    CFA, Managing Director of Deutsche           Managing Director of Deutsche Asset
Management and Co-Manager of the            Asset Management and Co-Manager of           Management and Co-Manager of the
portfolio.                                  the portfolio.                               portfolio.
  o Joined Deutsche Asset Management and      o Joined Deutsche Asset Management           o Joined Deutsche Asset Management
    the portfolio in 2002.                      in 1992 and the portfolio in 2002.           in 1998 and the portfolio in 2002.
  o Head of Large Cap Growth Portfolio        o Began investment career in 1982.           o Prior to that, Investment Analyst,
    Selection Team.                           o MBA, Drexel University.                      Phoenix Investment Partners, from
  o Previous experience includes 18                                                          1997 to 1998.
    years' investment industry experience   Daniel R. Taylor                               o Prior to that, Credit Officer,
    at Mason Street Advisors, most          CFA, Managing Director of Deutsche               asset based lending group, Fleet
    recently serving as Managing Director   Asset Management and Co-Manager of               Bank, from 1995 to 1997.
    and team leader for the large cap       the portfolio.
    investment team.                          o Joined Deutsche Asset Management         Brett Diment
  o MBA, University of Wisconsin --             in 1998 and the portfolio in 2002.       Managing Director of Deutsche Asset
    Madison.                                  o Prior to that, fixed income              Management and Consultant to the
                                                portfolio manager, asset-backed          portfolio.
Jack A. Zehner                                  securities analyst and senior              o Joined Deutsche Asset Management
Director of Deutsche Asset Management           credit analyst, CoreStates                   in 1991 and the portfolio in 2002.
and Co-Manager of the portfolio.                Investment Advisors, from 1992 to          o Over 13 years of investment
  o Joined Deutsche Asset Management and        1998.                                        industry experience.
    the portfolio in 2002.                                                                 o Head of Emerging Debt: London.
  o Previous experience includes eight      Thomas Flaherty                                o Began investment career in 1991.
    years' investment industry experience   Managing Director of Deutsche Asset
    at Mason Street Advisors where he       Management and Co-Manager of the             Timothy C. Vile
    served most recently as Director --     portfolio.                                   CFA, Managing Director of Deutsche
    Common Stock.                             o Joined Deutsche Asset Management         Asset Management and Co-Manager to
  o MBA, Marquette University.                  in 1995 and the portfolio in 2002.       the portfolio.
                                              o Began investment career in 1984.           o Joined Deutsche Asset Management
Thomas J. Schmid                                                                             in 1991 with 6 years that included
CFA, Director of Deutsche Asset             Janet Campagna                                   portfolio manager for fixed income
Management and Co-Manager of                Managing Director of Deutsche Asset              portfolios at Equitable Capital
the portfolio.                              Management and Co-Manager of                     Management.
  o Joined Deutsche Asset Management and    the portfolio.                                 o Portfolio manager for Core Fixed
    the portfolio in 2002.                    o Joined Deutsche Asset Management             Income and Global Aggregate Fixed
  o Previous experience includes 15             in 1999 and the portfolio in 2002.           Income.
    years' investment industry                o Head of global and tactical asset          o Joined the portfolio in 2002.
    experience, most recently as Director       allocation.
    -- Common Stock at Mason Street           o Investment strategist and manager of
    Advisors.                                   the asset allocation strategies group
  o MBA, University of Chicago.                 for Barclays Global Investors from
                                                1994 to 1999.
  J. Christopher Gagnier                      o Over 15 years of investment industry
  Managing Director of Deutsche Asset           experience.
  Management and Co-Manager of                o Master's degree in Social Science from
  the portfolio.                                California Institute of Technology.
    o Joined Deutsche Asset Management        o Ph.D, Political Science from University
      in 1997 and the portfolio in 2002.        of California at Irvine.
    o Prior to that, portfolio manager,
      Paine Webber (1984-1997).
    o Began investment career in 1979.
    o MBA, University of Chicago.

  Warren S. Davis
  Managing Director of Deutsche Asset
  Management and Co-Manager of
  the portfolio.
    o Joined Deutsche Asset Management
      in 1995 and the portfolio in 2002.
    o Began investment career in 1985.
    o MBA, Drexel University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Balanced Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001^a    2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $11.76    $13.39   $16.11    $15.21   $13.30
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^b            .23       .30      .34       .35      .37
--------------------------------------------------------------------------------
  Net realized and unrealized     (1.97)    (1.07)    (.62)      1.85     2.56
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations (1.74)     (.77)    (.28)      2.20     2.93
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.30)     (.34)    (.28)     (.18)    (.36)
--------------------------------------------------------------------------------
  Net realized gains on               --     (.52)   (2.16)    (1.12)    (.66)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.30)     (.86)   (2.44)    (1.30)   (1.02)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 9.72    $11.76   $13.39    $16.11   $15.21
--------------------------------------------------------------------------------
Total Return (%)                  (15.07)   (6.06)   (2.02)     15.32    23.19
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            130       173      190       199      162
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .56      .57^c      .54       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of expense after expense       .56      .56^c      .54       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)  2.19      2.46     2.41      2.36     2.71
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         141^d      100^d      127        98       74
--------------------------------------------------------------------------------

^a As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gain (loss) per share by $.01, and decrease the ratio of net investment income to average net assets from 2.56% to 2.46%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

^b   Based on average shares outstanding during the period.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .56% and .56%, respectively.

^d The Portfolio turnover rate including mortgage dollar roll transactions was 146% and 104% for the years ended December 31, 2002 and December 31, 2001, respectively.

Growth and Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large US companies. The portfolio may invest up to 25% of its total assets in foreign securities.

In choosing stocks for the portfolio, the portfolio managers consider yield and other valuation and growth factors, meaning that they focus the portfolio's investments on securities of US companies whose dividend and earnings prospects are believed to be attractive relative to the portfolio's benchmark index, the S&P 500. The portfolio may invest in dividend paying and non-dividend paying stocks.

The managers use bottom-up analysis, looking for companies with strong prospects for continued growth of capital and earnings.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the securities, issuers and economic sectors represented. The portfolio normally will, but is not obligated to, sell a stock if its yield or growth prospects are expected to be below the benchmark average.

The managers may also sell a stock when the managers believe its fundamental factors have changed, to manage overall risk of the portfolio, when other investments offer better opportunities or in the course of adjusting its emphasis on or within a given industry.

Other Investments

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock portfolios, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-sized companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the fund has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other matters

o    derivatives could produce disproportionate losses

This portfolio may make sense for investors interested in an equity fund to provide long-term growth and some current income.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                          31.74       22.17      30.47       7.18       5.80       -2.10      -11.30     -23.13

-------------------------------------------------------------------------------------------------------------------
                           1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:
Best Quarter: 15.86%, Q2 1997                   Worst Quarter: -16.73%, Q3 2002
2003 Total Return as of March 31: -1.77%


Average Annual Total Returns (%) as of 12/31/2002

                                  1 Year          5 Year      Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class A              -23.13          -5.42         6.08

Index                             -22.10          -0.59         9.96
--------------------------------------------------------------------------------

Index: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

*   Inception: May 2, 1994. Index comparison begins April 30, 1994.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.09
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.57
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                         1 Year       3 Years         5 Years        10 Years
--------------------------------------------------------------------------------
Class A Shares            $58           $183           $318            $714
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Kathleen Millard                          Gregory Adams                              Andrew Brudenell
CFA, Managing Director of Deutsche Asset  CFA, Senior Vice President of Deutsche     CFA, Vice President of Deutsche Asset
Management and Lead Manager of the        Asset Management and Portfolio Manager     Management and Portfolio Manager of the
portfolio.                                of the portfolio.                          portfolio.
  o Joined Deutsche Asset Management in      o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management in
    1991 and the portfolio in 1994.            1999 and the portfolio in 1999.           1997 and the portfolio in 2003.
  o Over 20 years of investment industry     o Over 15 years of investment             o Portfolio Manager for US Large Cap
    experience.                                industry experience.                      Core Equity: New York.
                                             o Previously managed Chase Vista          o MS, London School of Economics.
                                               Growth & Income Fund, Chase Vista
                                               Large Cap Equity Fund, Chase Vista
                                               Balanced Fund and other equity
                                               portfolios for Chase Asset
                                               Management.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Growth and Income Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001      2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 8.90    $10.38   $10.96    $11.25   $11.48
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .07       .09      .11       .22      .27
--------------------------------------------------------------------------------
  Net realized and unrealized     (2.12)    (1.23)    (.33)       .46      .54
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  (2.05)    (1.14)    (.22)       .68      .81
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.08)     (.12)    (.15)     (.13)    (.25)
--------------------------------------------------------------------------------
  Net realized gains on               --     (.22)    (.21)     (.84)    (.79)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.08)     (.34)    (.36)     (.97)   (1.04)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.77    $ 8.90   $10.38    $10.96   $11.25
--------------------------------------------------------------------------------
Total Return (%)                  (23.13)   (11.30)  (2.10)      5.80     7.18
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            135       185      185       200      184
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .57      .57%^b      .56       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .57      .56^b      .56       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .92       .94     1.06      2.01     2.41
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           66        67       65        65       39
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .56% and .56% for Class A.

Capital Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The portfolio invests at least 65% of total assets in common stocks of US companies. Although the portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies in the Standard & Poor's 500r Composite Stock Price Index (the "S&P 500 Index") or the Russell 1000r Growth Index (as of December 31, 2002, the S&P 500 Index and the Russell 1000 Growth Index had median market capitalizations of $6.7 billion and $2.9 billion, respectively). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of these Indices.

In choosing stocks, the portfolio managers look for individual companies that have the potential to display above-average earnings growth relative to other companies, are industry leaders, or have the potential to become industry leaders, have strong product position and effective company management. The managers also analyze many other factors including earnings stability, financial position and stock valuation.

The managers will normally sell a stock when they believe its potential risks have increased, its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities, or as industry exposures are adjusted.

Other Investments

The portfolio may invest up to 20% of its net assets in intermediate to longer-term debt securities. Generally, these securities will be in the top four grades of credit quality (i.e. BBB/Baa and above). In order to reduce risk, as market or economic conditions periodically warrant, the portfolio may also invest up to 25% of its assets in short-term debt instruments. While the portfolio invests mainly in US stocks, it could invest up to 25% of total assets in foreign equity securities.

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the portfolio may use futures, options and covered call options. The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Growth Investing Risk. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks or other matters

o    derivatives could produce disproportionate losses

This portfolio may make sense for investors seeking long-term growth.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   20.88       -9.67      28.65       20.13      35.76      23.23       35.23      -9.90      -19.36     -29.18

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 25.80%, Q4 1998                   Worst Quarter: -19.94%, Q3 2001

2003 Total Return as of March 31: -0.69%

Average Annual Total Returns (%) as of 12/31/2002

                                  1 Year            5 Years          10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A              -29.18              -3.03              6.98

Index 1                           -22.10              -0.59              9.34

Index 2                           -27.88              -3.84              6.70
--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Russell 1000 Growth Index, an unmanaged capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted-growth values.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.47%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.04
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.51
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                                1 Year       3 Years      5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares                   $52          $164          $285          $640
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Julie M. Van Cleave
CFA, Managing Director of Deutsche Asset  Jack A. Zehner                               Thomas J. Schmid
Management and Portfolio Manager of       Director of Deutsche Asset Management        CFA, Director of Deutsche Asset
the portfolio.                            and Portfolio Manager of the portfolio.      Management and Portfolio Manager of
  o Joined Deutsche Asset Management and    o Joined Deutsche Asset Management and     the portfolio.
    the portfolio in 2002.                    the portfolio in 2002.                     o Joined Deutsche Asset Management and
  o Head of Large Cap Growth Portfolio      o Previous experience includes eight           the portfolio in 2002.
    Selection Team.                           years' investment industry                 o Previous experience includes
  o Previous experience includes 18           experience at Mason Street Advisors          15 years' investment industry
    years' investment industry experience     where he served most recently as             experience, most recently as
    at Mason Street Advisors, most            Director -- Common Stock.                    Director -- Common Stock at Mason
    recently serving as Managing Director   o MBA, Marquette University.                   Street Advisors.
    and team leader for the large cap                                                    o MBA, University of Chicago.
    investment team.
  o MBA, University of Wisconsin --
    Madison.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Capital Growth Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001      2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $16.36    $23.07   $29.13    $23.95   $20.63
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .05       .05      .08       .10      .16
--------------------------------------------------------------------------------
  Net realized and unrealized      (4.82)    (4.21)   (2.63)      7.64     4.46
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations (4.77)    (4.16)   (2.55)      7.74     4.62
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.05)     (.08)    (.07)     (.07)    (.17)
--------------------------------------------------------------------------------
  Net realized gains on               --    (2.47)   (3.44)    (2.49)   (1.13)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.05)    (2.55)   (3.51)    (2.56)   (1.30)
--------------------------------------------------------------------------------
Net asset value, end of period    $11.54    $16.36   $23.07    $29.13   $23.95
--------------------------------------------------------------------------------
Total Return (%)                  (29.18)   (19.36)  (9.90)     35.23    23.23
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            558       866    1,126     1,254      901
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .51      .52^b      .49       .49      .50
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .51      .50^b      .49       .49      .50
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .38       .27      .30       .43      .75
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           25        33       55        66       55
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .50% and .50% for Class A.

Global Discovery Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks above-average capital appreciation over the long term. The portfolio invests at least 65% of total assets in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 20% of the Citigroup Broad Market Index). While the portfolio may invest in securities in any country, it generally focuses on countries within developed economies (including the US). As of December 31, 2002, companies in which the portfolio invests typically have a market capitalization of between $500 million and $5 billion.

In choosing stocks, the portfolio manager uses a combination of three analytical disciplines:

Bottom-up research. The manager looks for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Growth orientation. The manager generally looks for companies that he believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

Analysis of global themes. The manager considers global economic outlooks, seeking to identify industries and companies that are likely to benefit from social, political and economic changes.

The manager generally intends to keep the fund's holdings diversified across countries and regions, although, depending on their outlook, he may increase or reduce the portfolio's exposure to a given area.

The manager will normally sell a stock when he believes its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

Other Investments

The portfolio may invest up to 35% of total assets in common stocks and other equities of large companies or in debt securities (of which a portion, up to 5% of net assets, may be junk bonds, i.e., grade BB/Ba and below). Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and might choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case US and foreign stock markets. When US and foreign stock prices fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the manager could be incorrect in his analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o at times, market conditions might make it hard to value some investments o growth stocks may be out of favor for certain periods

o a bond could decline in credit quality or go into default; this risk is greater with foreign bonds

o    derivatives could produce disproportionate losses

This portfolio may interest long-term investors interested in diversifying a large-cap or domestic portfolio of investments.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                12.38      16.44       65.88      -5.29      -24.59     -19.89

--------------------------------------------------------------------------------
                 1997       1998       1999        2000       2001       2002
--------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 40.96%, Q4 1999                   Worst Quarter: -21.29%, Q3 2001

2003 Total Return as of March 31: -3.44%


Average Annual Total Returns (%) as of 12/31/2002

                             1 Year             5 Years         Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class A         -19.89                2.02                 4.14

Index                        -12.50                0.65                 2.00
--------------------------------------------------------------------------------

Index: Citigroup World Equity Extended Market Index, formerly the Salomon Smith Barney World Equity Extended Market Index, an unmanaged small-capitalization stock universe of 22 countries.

*   Inception: May 1, 1996. Index comparison begins April 30, 1996.

In the bar chart, total returns for 1997 and 1998 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1998 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.98%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses*                                                        0.21
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        1.19
--------------------------------------------------------------------------------

* Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of Scudder Global Discovery Portfolio to 1.25%.

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                             1 Year         3 Years      5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares                $121           $378          $654         $1,443
--------------------------------------------------------------------------------

The Portfolio Manager

The following individual handles the day-to-day management of the portfolio:

Joseph Axtell
CFA, Director of Deutsche Asset Management and
Portfolio Manager of the portfolio.
  o Joined Deutsche Asset Management in 2001.
  o Senior analyst at Merrill Lynch Investment
    Managers for the international equity portion of a global balanced portfolio (1996-2001).
  o Director, International Research at
    PCM  International (1989-1996).
  o Associate manager, structured debt and equity group at Prudential Capital Corporation (1988-1989).
  o Analyst at Prudential-Bache Capital Funding in
    London (1987-1988).
  o Equity analyst in the healthcare sector at Prudential Equity Management
    Associates (1985-1987).
  o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Global Discovery Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,         2002       2001      2000     1999       1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of   $ 8.70     $11.76    $13.18    $ 8.04   $ 7.08
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)^a   (.00)*    (.00)*     (.03)     (.06)    (.03)
--------------------------------------------------------------------------------
  Net realized and unrealized   (1.73)     (2.87)     (.62)      5.30     1.18
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment         (1.73)     (2.87)     (.65)      5.24     1.15
  operations
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            --         --     (.11)        --    (.12)
--------------------------------------------------------------------------------
  Net realized gains on             --      (.19)     (.66)     (.10)    (.07)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions               --      (.19)     (.77)     (.10)    (.19)
--------------------------------------------------------------------------------
Net asset value, end of period  $ 6.97     $ 8.70    $11.76    $13.18   $ 8.04
--------------------------------------------------------------------------------
Total Return (%)                (19.89)    (24.59)   (5.29)     65.88   16.44^b
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period          121        150       159        71       25
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before          1.19      1.23^c      1.28      1.63     1.79
expense reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense   1.19      1.22^c      1.28      1.63     1.72
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income   (.03)       .00^d     (.25)     (.66)    (.40)
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         47         56        66        70       54
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b   Total returns would have been lower had certain expenses not been reduced.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.22% and 1.22% for Class A.

^d   Less than .005%

*    Less than $.005 per share

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio typically will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of two analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Top-down analysis. The managers consider the economic outlooks for various sectors and industries, while looking for those that may benefit from changes in the overal business environment.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities, issuers and countries represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated or other investments offer better opportunities.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and US government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the US. In such a case, the portfolio would not be pursuing its investment objective.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o    at times, market conditions might make it hard to value some investments

o    derivatives could produce disproportionate losses

This portfolio is designed for investors who are interested in a broadly diversified international investment with the emphasis on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   37.82       -0.85      11.11       14.78       9.07      18.49       54.51      -21.70     -30.86     -18.37

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -18.80%, Q3 2002

2003 Total Return as of March 31: -8.90%

Average Annual Total Returns (%) as of 12/31/2002

                              1 Year                   5 Years        10 Years
-------------------------------------------------------------------------------
Portfolio -- Class A           -18.37                  -4.15            4.40

Index                          -15.80                  -2.72            4.16
-------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) Europe, Australia, the Far East (EAFE) & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.87%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.16
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        1.03
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                        1 Year       3 Years        5 Years           10 Years
--------------------------------------------------------------------------------
Class A Shares           $105         $328            $569             $1,259
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Alex Tedder                               Clare Gray                              Marc Slendebroek
Managing Director of Deutsche Asset       CFA, Director of Deutsche Asset         Director of Deutsche Asset
Management and Lead Manager of            Management and Co-Manager of the        Management and Co-Manager of the
the portfolio.                            portfolio.                              portfolio.
  o Joined Deutsche Asset Management in    o Joined Deutsche Asset Management      o Joined Deutsche Asset Management
    1994 after four years of experience      in 1993 and the portfolio in 2002.      in 1994 and the portfolio in 1999.
    managing European equities as well     o Portfolio manager with primary        o Over 13 years of investment
    as responsibility for insurance          focus on European markets and           industry experience.
    sector at Schroder Investment            senior analyst covering global        o MA, University of Leiden
    Management.                              telecommunications and pulp and         (Netherlands).
  o Head of International Select Equity      paper.
    strategy; portfolio manager and        o 10 years of investment industry
    analyst for Core EAFE                    experience.
    strategy: London.
  o MA, Freiburg University.
  o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PriecewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

International Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,           2002       2001      2000     1999       1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 8.05    $14.26   $20.34    $14.56   $14.11
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a             .05       .06      .08      .12^b     .13
--------------------------------------------------------------------------------
  Net realized and unrealized     (1.52)    (3.97)   (4.24)      7.17     2.29
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  (1.47)    (3.91)   (4.16)      7.29     2.42
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.06)     (.05)    (.09)     (.02)    (.26)
--------------------------------------------------------------------------------
  Net realized gains on               --    (2.25)   (1.83)    (1.49)   (1.71)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.06)    (2.30)   (1.92)    (1.51)   (1.97)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.52    $ 8.05   $14.26    $20.34   $14.56
--------------------------------------------------------------------------------
Total Return (%)                  (18.37)   (30.86)  (21.70)    54.51    18.49
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            412       513      720       874      509
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense    1.03     1.01^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense     1.03     1.00^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .73       .64      .48       .76      .90
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          123       105       79        86       71
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.00% and 1.00% for Class A.

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change any portfolio's investment objective without seeking shareholder approval. For Bond Portfolio, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's 80% investment policy.

o As a temporary defensive measure, each portfolio (except Bond Portfolio and Capital Growth Portfolio) may invest, without limit, in relatively stable investments, such as money market securities. In such a case, a portfolio would not be pursuing, and may not achieve, its investment objective.

o The portfolios may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each portfolio's investment decisions, buys and sells securities for the portfolios and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio during the most recent fiscal year, as a percentage of each portfolio's average daily net assets.

Portfolio Name                               Fee Paid
--------------------------------------------------------------------------------
Bond Portfolio                               0.48%

Balanced Portfolio                           0.48

Growth and Income Portfolio                  0.48

Capital Growth Portfolio                     0.47

Global Discovery Portfolio*                  0.98

International Portfolio                      0.87
--------------------------------------------------------------------------------

* The advisor has agreed to waive all or a portion of total annual operating expenses (excluding 12b-1 fees, if applicable) to limit the expenses of Class A of Global Discovery Portfolio to 1.25% of average daily net assets until April 30, 2004.

Subadvisor for International Portfolio

On June 11, 2002, the Portfolio's Board approved a subadvisory agreement between DeIM and Deutsche Asset Management Services Ltd. ("DeAMIS"). DeAMIS, One Appold Street, London, England, an affiliate of the advisor, is the subadvisor to the International Portfolio. DeAMIS provides a full range of international investment advisory services to institutional and retail clients. DeAMIS is an indirect, wholly owned subsidiary of Deutsche Bank AG. DeIM pays a fee to DeAMIS for acting as subadvisor to the Portfolio.

--------------------------------------------------------------------------------
Your Investment in the Portfolios


The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.


Buying and Selling Shares

Each portfolio offers two classes of shares. Class A shares are offered at net asset value and are not subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is in "good order," it will be processed at the next share price calculated.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of contract and policy holders in such portfolio.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in any such event.

How the Portfolios Calculate Share Price

The share price at which you purchase each portfolio is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for each portfolio is the portfolio's NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a portfolio's Board which are intended to reflect fair value when a market quotation or a pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market of which the security is principally traded (for example, a foreign exchange or market). In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information.

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolios don't price their shares.

Distributions

The portfolios intend to declare and distribute dividends from their net investment income and capital gains, if any, annually. The portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

--------------------------------------------------------------------------------
To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and a portfolio's performance. They also have detailed performance figures, a list of everything each portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090

                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder Variable Series I


o   Bond Portfolio

o   Balanced Portfolio





Prospectus

May 1, 2003



Class A Shares




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents


How the Portfolios Work                   Your Investment in the Portfolios

  3  Bond Portfolio                       14  Buying and Selling Shares

  8  Balanced Portfolio                   15  How the Portfolios Calculate
                                              Share Price
 13  Other Policies and Risks
                                          15  Distributions
 13  The Investment Advisor
                                          15  Taxes


How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Bond Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities. It does this by using a flexible investment program that emphasizes high-grade bonds. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in bonds of any maturity.

This portfolio normally invests at least 65% of total assets in bonds of the top three grades of credit quality. The portfolio could put up to 20% of total assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade
B). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and higher risk of default.

The portfolio can buy many types of income-producing securities, including corporate bonds (historically the backbone of the portfolio), US government and agency bonds and mortgage- and asset-backed securities. Generally, most are from US issuers, but bonds of foreign issuers are also permitted. The portfolio may invest up to 20% of its net assets in foreign debt securities.

The portfolio managers may shift the proportions of the portfolio's holdings, favoring different types of securities at different times while still maintaining variety in terms of the companies and industries represented. In making buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market.

In choosing individual bonds, the managers use independent analysis of issuers' creditworthiness to look for bonds that, for example, show improving credit. Although the managers may adjust the portfolio's duration (a measure of sensitivity to interest rate movements), they generally intend to keep it between four and six years.

Other Investments

Although not one of its principal investment strategies, the portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). The advisor may use these and other types of derivatives in circumstances where the advisor believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) The longer the effective maturity of the portfolio's securities, the more sensitive it will be to interest rate changes. In addition to general risks associated with changing interest rates, the portfolio may also be subject to additional, specific risks. As interest rates decline, the issuers of securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This prepayment may reduce the portfolio's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of the security. Because the portfolio may invest in mortgage-related securities, it is more vulnerable to both of these risks.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment grade bonds. In some cases, bonds may decline in credit quality or go into default.

Market Risk. Deteriorating market conditions might cause a general weakness in the market that reduces the overall level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the portfolio by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the portfolio emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Foreign Investing Risk. The risks of investing in foreign securities are generally greater than those of investing in domestic securities. A foreign government could expropriate or nationalize assets, impose withholding or other taxes on dividend, interest or other payments and prohibit transactions in the country's currency. In many foreign countries, securities markets are less liquid, more volatile and subject to less stringent government regulation than US securities markets.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of economic trends, issuers, industries or other matters

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments. As a result, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates the price of its securities, you may not receive the full market value for your portfolio shares when you sell.

This portfolio is designed for investors who are looking for a relatively high level of income and can accept a moderate level of risk to their investment.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   12.38       -4.79      18.17       2.82        9.10       6.57       -0.95      10.56       5.75       7.66

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:
Best Quarter: 5.70%, Q2 1995                    Worst Quarter -3.89%, Q1 1994
2003 Total Return as of March 31: 1.43%

Average Annual Total Returns (%) as of 12/31/2002

                                     1 Year              5 Years       10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A                   7.66                5.85          6.54

Index                                 10.25                7.55          7.51
--------------------------------------------------------------------------------

Index: Lehman Brothers Aggregate Bond Index, an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.07
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.55
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                       1 Year          3 Years         5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares          $56             $176             $307         $689
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

David Baldt                              Daniel R. Taylor                              Brett Diment
CFA, Managing Director of Deutsche       CFA, Managing Director of Deutsche            Managing Director of Deutsche Asset
Asset Management and Co-Manager of       Asset Management and Co-Manager of the        Management and Consultant to the
the portfolio.                           portfolio.                                    portfolio.
  o Joined Deutsche Asset Management       o Joined Deutsche Asset Management            o Joined Deutsche Asset Management
    in 1989 and the portfolio in 2002.       in 1998 and the portfolio in 2002.            in 1991 and the portfolio in 2002.
  o Began investment career in 1971.       o Prior to that, fixed income portfolio       o Over 13 years of investment industry
                                             manager, asset-backed securities              experience.
J. Christopher Gagnier                       analyst and senior credit analyst,          o Head of Emerging Debt: London.
Managing Director of Deutsche Asset          CoreStates Investment Advisors,             o Began investment career in 1991.
Management and Co-Manager of                 from 1992 to 1998.
the portfolio.                                                                         Timothy C. Vile
  o Joined Deutsche Asset Management     Thomas Flaherty                               CFA, Managing Director of Deutsche
    in 1997 and the portfolio in 2002.   Managing Director of Deutsche Asset           Asset Management and Co-Manager to the
  o Prior to that, portfolio manager,    Management and Co-Manager of the              portfolio.
    Paine Webber (1984-1997).            portfolio.                                      o Joined Deutsche Asset Management
  o Began investment career in 1979.       o Joined Deutsche Asset Management              in 1991 with 6 years that included
  o MBA, University of Chicago.              in 1995 and the portfolio in 2002.            portfolio manager for fixed income
                                           o Began investment career in 1984.              portfolios at Equitable Capita
Gary W. Bartlett                                                                           Management.
CFA, Managing Director of Deutsche       Andrew P. Cestone                               o Portfolio manager for Core Fixed
Asset Management and Co-Manager of the   Managing Director of Deutsche Asset               Income and Global Aggregate Fixed Income.
portfolio.                               Management and Co-Manager of the                o Joined the portfolio in 2002.
  o Joined Deutsche Asset Management     portfolio.
    in 1992 and the portfolio in 2002.     o Joined Deutsche Asset Management
  o Began investment career in 1982.         in 1998 and the portfolio in 2002.
  o MBA, Drexel University.                o Prior to that, Investment Analyst,
                                             Phoenix Investment Partners, from
Warren S. Davis                              1997 to 1998.
Managing Director of Deutsche Asset        o Prior to that, Credit Officer, asset
Management and Co-Manager of                 based lending group, Fleet Bank,
the portfolio.                               from 1995 to 1997.
  o Joined Deutsche Asset Management
    in 1995 and the portfolio in 2002.
  o Began investment career in 1985.
  o MBA, Drexel University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Bond Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001^d    2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 6.89    $ 6.78   $ 6.49    $ 6.88   $ 6.87
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .34       .38      .42       .42      .43
--------------------------------------------------------------------------------
  Net realized and unrealized        .17      .00^b      .23     (.48)      .01
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations   .51       .38      .65     (.06)      .44
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.42)     (.27)    (.36)     (.22)    (.40)
--------------------------------------------------------------------------------
  Net realized gains on               --        --       --     (.11)    (.03)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.42)     (.27)    (.36)     (.33)    (.43)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.98    $ 6.89   $ 6.78    $ 6.49   $ 6.88
--------------------------------------------------------------------------------
Total Return (%)                    7.66      5.75    10.56     (.95)     6.57
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            165       182      102        94      106
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .55      .58^c      .58       .57      .57
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .55      .57^c      .58       .57      .57
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income      5.03      5.47     6.55      6.38     6.34
 (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         262^e      169^e      288        86      115
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The amount of net realized and unrealized gain shown for a share outstanding for the year ended December 31, 2001 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values of the investments of the Portfolio.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .57% and .57%, respectively.

^d As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $.02, increase net realized and unrealized gains and losses per share by $.02, and decrease the ratio of net investment income to average net assets from 5.74% to 5.47%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

^e The portfolio turnover rate including mortgage dollar roll transactions was 276% and 193% for the years ended December 31, 2002 and December 31, 2001, respectively.

Balanced Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities.

In deciding which types of securities to buy and sell, the portfolio managers first analyze the overall financial climate, including interest rates, capital flows and inflation, among other factors. They then weigh the relative attractiveness of stocks compared to bonds and decide on allocations for each. The portfolio normally invests 50-75% of net assets in common stocks and other equities and 25-50% of net assets in investment grade bonds and other fixed-income securities. At all times the portfolio will be invested at least 25% of net assets in fixed-income senior securities.

In choosing stocks, the managers primarily invest in US companies that they believe offer the potential for sustainable growth of revenue or earnings and whose market values appear reasonable in light of their business prospects. The managers follow a disciplined buy and sell strategy in which proprietary research gathered from meetings with senior management teams, government experts and industry leaders plays an important role.

In choosing individual bonds, the managers review each bond's fundamentals, consider how they are structured and use independent analysis of an issuer's creditworthiness. The portfolio can buy many types of bonds of any maturity, including mortgage- and asset-backed securities and government securities.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the securities, issuers and economic sectors represented.

Other Investments

The portfolio's bond investments are normally in the top four grades of credit quality. The portfolio could put up to 10% of total assets -- though no more than 20% of its bond assets -- in junk bonds (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and typically will have higher volatility and risk of default. Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and might choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the fund has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) The longer the effective maturity of the portfolio's securities, the more sensitive it will be to interest rate changes. In addition to general risks associated with changing interest rates, the portfolio may also be subject to additional, specific risks. As interest rates decline, the issuers of securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This prepayment may reduce the portfolio's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of the security.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment grade bonds. In some cases, bonds may decline in credit quality or go into default.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks or other matters

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    derivatives could produce disproportionate losses

This portfolio may make sense for investors interested in stock and bond investments in a single portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and three broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

    7.45       -2.05      26.67       11.89      24.21      23.19       15.32      -2.02      -6.06      -15.07

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 15.51%, Q4 1998                   Worst Quarter: -9.71%, Q2 2002

2003 Total Return as of March 31: 0.10%

Average Annual Total Returns (%) as of 12/31/2002

                                    1 Year          5 Years        10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A                -15.07             2.12         7.48

Index 1                             -22.10            -0.59         9.34

Index 2                             -27.88            -3.84         6.70

Index 3                              10.25             7.55         7.51
--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Russell 1000 Growth Index, an unmanaged capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted-growth values.

Index 3: Lehman Brothers Aggregate Bond Index, an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.08
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.56
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                           1 Year        3 Years          5 Years     10 Years
--------------------------------------------------------------------------------
Class A Shares              $57            $179             $313        $701
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Julie M. Van Cleave                         Gary W. Bartlett                             Andrew P. Cestone
CFA, Managing Director of Deutsche Asset    CFA, Managing Director of Deutsche           Managing Director of Deutsche Asset
Management and Co-Manager of the            Asset Management and Co-Manager of           Management and Co-Manager of the
portfolio.                                  the portfolio.                               portfolio.
  o Joined Deutsche Asset Management and      o Joined Deutsche Asset Management           o Joined Deutsche Asset Management
    the portfolio in 2002.                      in 1992 and the portfolio in 2002.           in 1998 and the portfolio in 2002.
  o Head of Large Cap Growth Portfolio        o Began investment career in 1982.           o Prior to that, Investment Analyst,
    Selection Team.                           o MBA, Drexel University.                      Phoenix Investment Partners, from
  o Previous experience includes 18                                                          1997 to 1998.
    years' investment industry experience   Daniel R. Taylor                               o Prior to that, Credit Officer,
    at Mason Street Advisors, most          CFA, Managing Director of Deutsche               asset based lending group, Fleet
    recently serving as Managing Director   Asset Management and Co-Manager of               Bank, from 1995 to 1997.
    and team leader for the large cap       the portfolio.
    investment team.                          o Joined Deutsche Asset Management         Brett Diment
  o MBA, University of Wisconsin --             in 1998 and the portfolio in 2002.       Managing Director of Deutsche Asset
    Madison.                                  o Prior to that, fixed income              Management and Consultant to the
                                                portfolio manager, asset-backed          portfolio.
Jack A. Zehner                                  securities analyst and senior              o Joined Deutsche Asset Management
Director of Deutsche Asset Management           credit analyst, CoreStates                   in 1991 and the portfolio in 2002.
and Co-Manager of the portfolio.                Investment Advisors, from 1992 to          o Over 13 years of investment
  o Joined Deutsche Asset Management and        1998.                                        industry experience.
    the portfolio in 2002.                                                                 o Head of Emerging Debt: London.
  o Previous experience includes eight      Thomas Flaherty                                o Began investment career in 1991.
    years' investment industry experience   Managing Director of Deutsche Asset
    at Mason Street Advisors where he       Management and Co-Manager of the             Timothy C. Vile
    served most recently as Director --     portfolio.                                   CFA, Managing Director of Deutsche
    Common Stock.                             o Joined Deutsche Asset Management         Asset Management and Co-Manager to
  o MBA, Marquette University.                  in 1995 and the portfolio in 2002.       the portfolio.
                                              o Began investment career in 1984.           o Joined Deutsche Asset Management
Thomas J. Schmid                                                                             in 1991 with 6 years that included
CFA, Director of Deutsche Asset             Janet Campagna                                   portfolio manager for fixed income
Management and Co-Manager of                Managing Director of Deutsche Asset              portfolios at Equitable Capital
the portfolio.                              Management and Co-Manager of                     Management.
  o Joined Deutsche Asset Management and    the portfolio.                                 o Portfolio manager for Core Fixed
    the portfolio in 2002.                    o Joined Deutsche Asset Management             Income and Global Aggregate Fixed
  o Previous experience includes 15             in 1999 and the portfolio in 2002.           Income.
    years' investment industry                o Head of global and tactical asset          o Joined the portfolio in 2002.
    experience, most recently as Director       allocation.
    -- Common Stock at Mason Street           o Investment strategist and manager of
    Advisors.                                   the asset allocation strategies group
  o MBA, University of Chicago.                 for Barclays Global Investors from
                                                1994 to 1999.
  J. Christopher Gagnier                      o Over 15 years of investment industry
  Managing Director of Deutsche Asset           experience.
  Management and Co-Manager of                o Master's degree in Social Science from
  the portfolio.                                California Institute of Technology.
    o Joined Deutsche Asset Management        o Ph.D, Political Science from University
      in 1997 and the portfolio in 2002.        of California at Irvine.
    o Prior to that, portfolio manager,
      Paine Webber (1984-1997).
    o Began investment career in 1979.
    o MBA, University of Chicago.

  Warren S. Davis
  Managing Director of Deutsche Asset
  Management and Co-Manager of
  the portfolio.
    o Joined Deutsche Asset Management
      in 1995 and the portfolio in 2002.
    o Began investment career in 1985.
    o MBA, Drexel University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Balanced Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001^a    2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $11.76    $13.39   $16.11    $15.21   $13.30
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^b            .23       .30      .34       .35      .37
--------------------------------------------------------------------------------
  Net realized and unrealized     (1.97)    (1.07)    (.62)      1.85     2.56
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations (1.74)     (.77)    (.28)      2.20     2.93
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.30)     (.34)    (.28)     (.18)    (.36)
--------------------------------------------------------------------------------
  Net realized gains on               --     (.52)   (2.16)    (1.12)    (.66)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.30)     (.86)   (2.44)    (1.30)   (1.02)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 9.72    $11.76   $13.39    $16.11   $15.21
--------------------------------------------------------------------------------
Total Return (%)                  (15.07)   (6.06)   (2.02)     15.32    23.19
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            130       173      190       199      162
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .56      .57^c      .54       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of expense after expense       .56      .56^c      .54       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)  2.19      2.46     2.41      2.36     2.71
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         141^d      100^d      127        98       74
--------------------------------------------------------------------------------

^a As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gain (loss) per share by $.01, and decrease the ratio of net investment income to average net assets from 2.56% to 2.46%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

^b   Based on average shares outstanding during the period.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .56% and .56%, respectively.

^d The Portfolio turnover rate including mortgage dollar roll transactions was 146% and 104% for the years ended December 31, 2002 and December 31, 2001, respectively.

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change any portfolio's investment objective without seeking shareholder approval. For Bond Portfolio, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's 80% investment policy.

o As a temporary defensive measure, Balanced Portfolio may invest, without limit, in relatively stable investments, such as money market securities. In such a case, the portfolio would not be pursuing, and may not achieve, its investment objective.

o The portfolios may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.


The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each portfolio's investment decisions, buys and sells securities for the portfolios and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio during the most recent fiscal year, as a percentage of each portfolio's average daily net assets.

Portfolio Name                                              Fee Paid
--------------------------------------------------------------------------------
Bond Portfolio                                                0.48%

Balanced Portfolio                                            0.48
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Your Investment in the Portfolios

The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.


Buying and Selling Shares

Each portfolio offers two classes of shares. Class A shares are offered at net asset value and are not subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is in "good order," it will be processed at the next share price calculated.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of contract and policy holders in such portfolio.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in any such event.

How the Portfolios Calculate Share Price

The share price at which you purchase each portfolio is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for each portfolio is the portfolio's NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a portfolio's Board which are intended to reflect fair value when a market quotation or a pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market of which the security is principally traded (for example, a foreign exchange or market). In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information.

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolios don't price their shares.

Distributions

The portfolios intend to declare and distribute dividends from their net investment income and capital gains, if any, annually. The portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

--------------------------------------------------------------------------------
To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and a portfolio's performance. They also have detailed performance figures, a list of everything each portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090

                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder Variable Series I


o   Bond Portfolio

o   Capital Growth Portfolio

o   International Portfolio



Prospectus

May 1, 2003



Class A Shares




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents


How the Portfolios Work                   Your Investment in the Portfolios

 3  Bond Portfolio                        17  Buying and Selling Shares

 8  Capital Growth Portfolio              18  How the Portfolios Calculate
                                              Share Price
12  International Portfolio
                                          18  Distributions
16  Other Policies and Risks
                                          18  Taxes
16  The Investment Advisor





How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Bond Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities. It does this by using a flexible investment program that emphasizes high-grade bonds. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in bonds of any maturity.

This portfolio normally invests at least 65% of total assets in bonds of the top three grades of credit quality. The portfolio could put up to 20% of total assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade
B). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and higher risk of default.

The portfolio can buy many types of income-producing securities, including corporate bonds (historically the backbone of the portfolio), US government and agency bonds and mortgage- and asset-backed securities. Generally, most are from US issuers, but bonds of foreign issuers are also permitted. The portfolio may invest up to 20% of its net assets in foreign debt securities.

The portfolio managers may shift the proportions of the portfolio's holdings, favoring different types of securities at different times while still maintaining variety in terms of the companies and industries represented. In making buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market.

In choosing individual bonds, the managers use independent analysis of issuers' creditworthiness to look for bonds that, for example, show improving credit. Although the managers may adjust the portfolio's duration (a measure of sensitivity to interest rate movements), they generally intend to keep it between four and six years.

Other Investments

Although not one of its principal investment strategies, the portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). The advisor may use these and other types of derivatives in circumstances where the advisor believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) The longer the effective maturity of the portfolio's securities, the more sensitive it will be to interest rate changes. In addition to general risks associated with changing interest rates, the portfolio may also be subject to additional, specific risks. As interest rates decline, the issuers of securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This prepayment may reduce the portfolio's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of the security. Because the portfolio may invest in mortgage-related securities, it is more vulnerable to both of these risks.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment grade bonds. In some cases, bonds may decline in credit quality or go into default.

Market Risk. Deteriorating market conditions might cause a general weakness in the market that reduces the overall level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the portfolio by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the portfolio emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Foreign Investing Risk. The risks of investing in foreign securities are generally greater than those of investing in domestic securities. A foreign government could expropriate or nationalize assets, impose withholding or other taxes on dividend, interest or other payments and prohibit transactions in the country's currency. In many foreign countries, securities markets are less liquid, more volatile and subject to less stringent government regulation than US securities markets.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of economic trends, issuers, industries or other matters

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments. As a result, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates the price of its securities, you may not receive the full market value for your portfolio shares when you sell.

This portfolio is designed for investors who are looking for a relatively high level of income and can accept a moderate level of risk to their investment.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   12.38       -4.79      18.17       2.82        9.10       6.57       -0.95      10.56       5.75       7.66

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:
Best Quarter: 5.70%, Q2 1995                    Worst Quarter -3.89%, Q1 1994
2003 Total Return as of March 31: 1.43%

Average Annual Total Returns (%) as of 12/31/2002

                                     1 Year              5 Years       10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A                   7.66                5.85          6.54

Index                                 10.25                7.55          7.51
--------------------------------------------------------------------------------

Index: Lehman Brothers Aggregate Bond Index, an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.07
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.55
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                       1 Year          3 Years         5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares          $56             $176             $307         $689
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

David Baldt                              Daniel R. Taylor                              Brett Diment
CFA, Managing Director of Deutsche       CFA, Managing Director of Deutsche            Managing Director of Deutsche Asset
Asset Management and Co-Manager of       Asset Management and Co-Manager of the        Management and Consultant to the
the portfolio.                           portfolio.                                    portfolio.
  o Joined Deutsche Asset Management       o Joined Deutsche Asset Management            o Joined Deutsche Asset Management
    in 1989 and the portfolio in 2002.       in 1998 and the portfolio in 2002.            in 1991 and the portfolio in 2002.
  o Began investment career in 1971.       o Prior to that, fixed income portfolio       o Over 13 years of investment industry
                                             manager, asset-backed securities              experience.
J. Christopher Gagnier                       analyst and senior credit analyst,          o Head of Emerging Debt: London.
Managing Director of Deutsche Asset          CoreStates Investment Advisors,             o Began investment career in 1991.
Management and Co-Manager of                 from 1992 to 1998.
the portfolio.                                                                         Timothy C. Vile
  o Joined Deutsche Asset Management     Thomas Flaherty                               CFA, Managing Director of Deutsche
    in 1997 and the portfolio in 2002.   Managing Director of Deutsche Asset           Asset Management and Co-Manager to the
  o Prior to that, portfolio manager,    Management and Co-Manager of the              portfolio.
    Paine Webber (1984-1997).            portfolio.                                      o Joined Deutsche Asset Management
  o Began investment career in 1979.       o Joined Deutsche Asset Management              in 1991 with 6 years that included
  o MBA, University of Chicago.              in 1995 and the portfolio in 2002.            portfolio manager for fixed income
                                           o Began investment career in 1984.              portfolios at Equitable Capita
Gary W. Bartlett                                                                           Management.
CFA, Managing Director of Deutsche       Andrew P. Cestone                               o Portfolio manager for Core Fixed
Asset Management and Co-Manager of the   Managing Director of Deutsche Asset               Income and Global Aggregate Fixed Income.
portfolio.                               Management and Co-Manager of the                o Joined the portfolio in 2002.
  o Joined Deutsche Asset Management     portfolio.
    in 1992 and the portfolio in 2002.     o Joined Deutsche Asset Management
  o Began investment career in 1982.         in 1998 and the portfolio in 2002.
  o MBA, Drexel University.                o Prior to that, Investment Analyst,
                                             Phoenix Investment Partners, from
Warren S. Davis                              1997 to 1998.
Managing Director of Deutsche Asset        o Prior to that, Credit Officer, asset
Management and Co-Manager of                 based lending group, Fleet Bank,
the portfolio.                               from 1995 to 1997.
  o Joined Deutsche Asset Management
    in 1995 and the portfolio in 2002.
  o Began investment career in 1985.
  o MBA, Drexel University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Bond Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001^d    2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 6.89    $ 6.78   $ 6.49    $ 6.88   $ 6.87
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .34       .38      .42       .42      .43
--------------------------------------------------------------------------------
  Net realized and unrealized        .17      .00^b      .23     (.48)      .01
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations   .51       .38      .65     (.06)      .44
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.42)     (.27)    (.36)     (.22)    (.40)
--------------------------------------------------------------------------------
  Net realized gains on               --        --       --     (.11)    (.03)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.42)     (.27)    (.36)     (.33)    (.43)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.98    $ 6.89   $ 6.78    $ 6.49   $ 6.88
--------------------------------------------------------------------------------
Total Return (%)                    7.66      5.75    10.56     (.95)     6.57
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            165       182      102        94      106
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .55      .58^c      .58       .57      .57
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .55      .57^c      .58       .57      .57
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income      5.03      5.47     6.55      6.38     6.34
 (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         262^e      169^e      288        86      115
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The amount of net realized and unrealized gain shown for a share outstanding for the year ended December 31, 2001 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values of the investments of the Portfolio.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .57% and .57%, respectively.

^d As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $.02, increase net realized and unrealized gains and losses per share by $.02, and decrease the ratio of net investment income to average net assets from 5.74% to 5.47%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

^e The portfolio turnover rate including mortgage dollar roll transactions was 276% and 193% for the years ended December 31, 2002 and December 31, 2001, respectively.

Capital Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The portfolio invests at least 65% of total assets in common stocks of US companies. Although the portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies in the Standard & Poor's 500r Composite Stock Price Index (the "S&P 500 Index") or the Russell 1000r Growth Index (as of December 31, 2002, the S&P 500 Index and the Russell 1000 Growth Index had median market capitalizations of $6.7 billion and $2.9 billion, respectively). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of these Indices.

In choosing stocks, the portfolio managers look for individual companies that have the potential to display above-average earnings growth relative to other companies, are industry leaders, or have the potential to become industry leaders, have strong product position and effective company management. The managers also analyze many other factors including earnings stability, financial position and stock valuation.

The managers will normally sell a stock when they believe its potential risks have increased, its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities, or as industry exposures are adjusted.

Other Investments

The portfolio may invest up to 20% of its net assets in intermediate to longer-term debt securities. Generally, these securities will be in the top four grades of credit quality (i.e. BBB/Baa and above). In order to reduce risk, as market or economic conditions periodically warrant, the portfolio may also invest up to 25% of its assets in short-term debt instruments. While the portfolio invests mainly in US stocks, it could invest up to 25% of total assets in foreign equity securities.

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the portfolio may use futures, options and covered call options. The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Growth Investing Risk. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks or other matters

o    derivatives could produce disproportionate losses

This portfolio may make sense for investors seeking long-term growth.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   20.88       -9.67      28.65       20.13      35.76      23.23       35.23      -9.90      -19.36     -29.18

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 25.80%, Q4 1998                   Worst Quarter: -19.94%, Q3 2001

2003 Total Return as of March 31: -0.69%

Average Annual Total Returns (%) as of 12/31/2002

                                  1 Year            5 Years          10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A              -29.18              -3.03              6.98

Index 1                           -22.10              -0.59              9.34

Index 2                           -27.88              -3.84              6.70
--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Russell 1000 Growth Index, an unmanaged capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted-growth values.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.47%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.04
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.51
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                                1 Year       3 Years      5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares                   $52          $164          $285          $640
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Julie M. Van Cleave
CFA, Managing Director of Deutsche Asset  Jack A. Zehner                               Thomas J. Schmid
Management and Portfolio Manager of       Director of Deutsche Asset Management        CFA, Director of Deutsche Asset
the portfolio.                            and Portfolio Manager of the portfolio.      Management and Portfolio Manager of
  o Joined Deutsche Asset Management and    o Joined Deutsche Asset Management and     the portfolio.
    the portfolio in 2002.                    the portfolio in 2002.                     o Joined Deutsche Asset Management and
  o Head of Large Cap Growth Portfolio      o Previous experience includes eight           the portfolio in 2002.
    Selection Team.                           years' investment industry                 o Previous experience includes
  o Previous experience includes 18           experience at Mason Street Advisors          15 years' investment industry
    years' investment industry experience     where he served most recently as             experience, most recently as
    at Mason Street Advisors, most            Director -- Common Stock.                    Director -- Common Stock at Mason
    recently serving as Managing Director   o MBA, Marquette University.                   Street Advisors.
    and team leader for the large cap                                                    o MBA, University of Chicago.
    investment team.
  o MBA, University of Wisconsin --
    Madison.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Capital Growth Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001      2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $16.36    $23.07   $29.13    $23.95   $20.63
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .05       .05      .08       .10      .16
--------------------------------------------------------------------------------
  Net realized and unrealized      (4.82)    (4.21)   (2.63)      7.64     4.46
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations (4.77)    (4.16)   (2.55)      7.74     4.62
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.05)     (.08)    (.07)     (.07)    (.17)
--------------------------------------------------------------------------------
  Net realized gains on               --    (2.47)   (3.44)    (2.49)   (1.13)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.05)    (2.55)   (3.51)    (2.56)   (1.30)
--------------------------------------------------------------------------------
Net asset value, end of period    $11.54    $16.36   $23.07    $29.13   $23.95
--------------------------------------------------------------------------------
Total Return (%)                  (29.18)   (19.36)  (9.90)     35.23    23.23
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            558       866    1,126     1,254      901
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .51      .52^b      .49       .49      .50
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .51      .50^b      .49       .49      .50
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .38       .27      .30       .43      .75
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           25        33       55        66       55
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .50% and .50% for Class A.

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio typically will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of two analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Top-down analysis. The managers consider the economic outlooks for various sectors and industries, while looking for those that may benefit from changes in the overal business environment.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities, issuers and countries represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated or other investments offer better opportunities.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and US government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the US. In such a case, the portfolio would not be pursuing its investment objective.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o    at times, market conditions might make it hard to value some investments

o    derivatives could produce disproportionate losses

This portfolio is designed for investors who are interested in a broadly diversified international investment with the emphasis on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   37.82       -0.85      11.11       14.78       9.07      18.49       54.51      -21.70     -30.86     -18.37

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -18.80%, Q3 2002

2003 Total Return as of March 31: -8.90%

Average Annual Total Returns (%) as of 12/31/2002

                              1 Year                   5 Years        10 Years
-------------------------------------------------------------------------------
Portfolio -- Class A           -18.37                  -4.15            4.40

Index                          -15.80                  -2.72            4.16
-------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) Europe, Australia, the Far East (EAFE) & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.87%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.16
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        1.03
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                        1 Year       3 Years        5 Years           10 Years
--------------------------------------------------------------------------------
Class A Shares           $105         $328            $569             $1,259
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Alex Tedder                               Clare Gray                              Marc Slendebroek
Managing Director of Deutsche Asset       CFA, Director of Deutsche Asset         Director of Deutsche Asset
Management and Lead Manager of            Management and Co-Manager of the        Management and Co-Manager of the
the portfolio.                            portfolio.                              portfolio.
  o Joined Deutsche Asset Management in    o Joined Deutsche Asset Management      o Joined Deutsche Asset Management
    1994 after four years of experience      in 1993 and the portfolio in 2002.      in 1994 and the portfolio in 1999.
    managing European equities as well     o Portfolio manager with primary        o Over 13 years of investment
    as responsibility for insurance          focus on European markets and           industry experience.
    sector at Schroder Investment            senior analyst covering global        o MA, University of Leiden
    Management.                              telecommunications and pulp and         (Netherlands).
  o Head of International Select Equity      paper.
    strategy; portfolio manager and        o 10 years of investment industry
    analyst for Core EAFE                    experience.
    strategy: London.
  o MA, Freiburg University.
  o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PriecewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

International Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,           2002       2001      2000     1999       1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 8.05    $14.26   $20.34    $14.56   $14.11
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a             .05       .06      .08      .12^b     .13
--------------------------------------------------------------------------------
  Net realized and unrealized     (1.52)    (3.97)   (4.24)      7.17     2.29
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  (1.47)    (3.91)   (4.16)      7.29     2.42
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.06)     (.05)    (.09)     (.02)    (.26)
--------------------------------------------------------------------------------
  Net realized gains on               --    (2.25)   (1.83)    (1.49)   (1.71)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.06)    (2.30)   (1.92)    (1.51)   (1.97)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.52    $ 8.05   $14.26    $20.34   $14.56
--------------------------------------------------------------------------------
Total Return (%)                  (18.37)   (30.86)  (21.70)    54.51    18.49
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            412       513      720       874      509
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense    1.03     1.01^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense     1.03     1.00^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .73       .64      .48       .76      .90
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          123       105       79        86       71
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.00% and 1.00% for Class A.

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change any portfolio's investment objective without seeking shareholder approval. For Bond Portfolio, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's 80% investment policy.

o As a temporary defensive measure, each portfolio (except Bond Portfolio and Capital Growth Portfolio) may invest, without limit, in relatively stable investments, such as money market securities. In such a case, a portfolio would not be pursuing, and may not achieve, its investment objective.

o The portfolios may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.


The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each portfolio's investment decisions, buys and sells securities for the portfolios and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio during the most recent fiscal year, as a percentage of each portfolio's average daily net assets.

Portfolio Name                                              Fee Paid
--------------------------------------------------------------------------------
Bond Portfolio                                                 0.48%

Capital Growth Portfolio                                       0.47

International Portfolio                                        0.87
--------------------------------------------------------------------------------

Subadvisor for International Portfolio

On June 11, 2002, the Portfolio's Board approved a subadvisory agreement between DeIM and Deutsche Asset Management Services Ltd. ("DeAMIS"). DeAMIS, One Appold Street, London, England, an affiliate of the advisor, is the subadvisor to the International Portfolio. DeAMIS provides a full range of international investment advisory services to institutional and retail clients. DeAMIS is an indirect, wholly owned subsidiary of Deutsche Bank AG. DeIM pays a fee to DeAMIS for acting as subadvisor to the Portfolio.

--------------------------------------------------------------------------------
Your Investment in the Portfolios


The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.


Buying and Selling Shares

Each portfolio offers two classes of shares. Class A shares are offered at net asset value and are not subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is in "good order," it will be processed at the next share price calculated.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of contract and policy holders in such portfolio.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in any such event.

How the Portfolios Calculate Share Price

The share price at which you purchase each portfolio is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for each portfolio is the portfolio's NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a portfolio's Board which are intended to reflect fair value when a market quotation or a pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market of which the security is principally traded (for example, a foreign exchange or market). In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information.

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolios don't price their shares.

Distributions

The portfolios intend to declare and distribute dividends from their net investment income and capital gains, if any, annually. The portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

--------------------------------------------------------------------------------
To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and a portfolio's performance. They also have detailed performance figures, a list of everything each portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090

                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder Variable Series I


o   Money Market Portfolio*

o   Capital Growth Portfolio

o   International Portfolio




Prospectus

May 1, 2003


Class A Shares




* Money Market Portfolio does not offer separate classes of shares.

This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents


How the Portfolios Work                   Your Investment in the Portfolios

  3  Money Market Portfolio               15  Buying and Selling Shares

  6  Capital Growth Portfolio             16  How the Portfolios Calculate
                                              Share Price
 10  International Portfolio
                                          16  Distributions
 14  Other Policies and Risks
                                          16  Taxes
 14  The Investment Advisor





How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Money Market Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income.

The portfolio pursues its goal by investing exclusively in high quality short-term securities.

The portfolio may buy securities from many types of issuers, including the US government, banks (both US and foreign), corporations and municipalities. However, everything the portfolio buys must meet the rules for money market fund investments (see Money Fund Rules below). In addition, the portfolio currently intends to buy only securities that are in the top credit grade for short-term securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days and be denominated in US dollars

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments. An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the portfolio.

As with most money market funds, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

A second risk factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio's performance. To the extent that the portfolio emphasizes certain sectors of the short-term securities market, the portfolio increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable US securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other matters

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o over time, inflation may erode the real value of an investment in the portfolio

o the counterparty to a repurchase agreement or other transaction could default on its obligations

This portfolio may make sense for investors who are interested in capital preservation or want a portfolio for the cash portion of an allocation plan.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio. The performance of the portfolio varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

    2.54        3.72       5.65       5.09        5.25       5.29       4.99        6.21       3.88       1.49

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 1.60%, Q4 2000                    Worst Quarter: 0.35%, Q4 2002

2003 Total Return as of March 31: 0.26%

Average Annual Total Returns (%) as of 12/31/2002

                 1 Year                  5 Years                     10 Years
--------------------------------------------------------------------------------
                  1.49                     4.36                         4.40
--------------------------------------------------------------------------------

Seven-day yield as of December 31, 2002: 1.21%

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.37%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.06
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.43
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of the portfolio to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

            1 Year                3 Years                5 Years       10 Years
--------------------------------------------------------------------------------
             $44                    $138                   $241          $542
--------------------------------------------------------------------------------


The Portfolio Managers

A group of investment professionals is responsible for the day-to-day management of the portfolio. These investment professionals have a broad range of experience managing money market funds.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned or lost, assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Money Market Portfolio

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001      2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
period
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income             .015      .038     .060      .049     .052
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.015)    (.038)   (.060)    (.049)   (.052)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Total Return (%)                    1.49      3.88     6.21      4.99     5.29
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            101       139      121       179      148
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .43      .46^a      .46       .43      .44
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .43      .45^a      .46       .43      .44
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)  1.49      3.77     6.00      4.90     5.17
--------------------------------------------------------------------------------

^a The ratios of expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .45% and .45%, respectively.

Capital Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The portfolio invests at least 65% of total assets in common stocks of US companies. Although the portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies in the Standard & Poor's 500r Composite Stock Price Index (the "S&P 500 Index") or the Russell 1000r Growth Index (as of December 31, 2002, the S&P 500 Index and the Russell 1000 Growth Index had median market capitalizations of $6.7 billion and $2.9 billion, respectively). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of these Indices.

In choosing stocks, the portfolio managers look for individual companies that have the potential to display above-average earnings growth relative to other companies, are industry leaders, or have the potential to become industry leaders, have strong product position and effective company management. The managers also analyze many other factors including earnings stability, financial position and stock valuation.

The managers will normally sell a stock when they believe its potential risks have increased, its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities, or as industry exposures are adjusted.

Other Investments

The portfolio may invest up to 20% of its net assets in intermediate to longer-term debt securities. Generally, these securities will be in the top four grades of credit quality (i.e. BBB/Baa and above). In order to reduce risk, as market or economic conditions periodically warrant, the portfolio may also invest up to 25% of its assets in short-term debt instruments. While the portfolio invests mainly in US stocks, it could invest up to 25% of total assets in foreign equity securities.

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the portfolio may use futures, options and covered call options. The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Growth Investing Risk. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks or other matters

o    derivatives could produce disproportionate losses

This portfolio may make sense for investors seeking long-term growth.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   20.88       -9.67      28.65       20.13      35.76      23.23       35.23      -9.90      -19.36     -29.18

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 25.80%, Q4 1998                   Worst Quarter: -19.94%, Q3 2001

2003 Total Return as of March 31: -0.69%

Average Annual Total Returns (%) as of 12/31/2002

                                  1 Year            5 Years          10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A              -29.18              -3.03              6.98

Index 1                           -22.10              -0.59              9.34

Index 2                           -27.88              -3.84              6.70
--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Russell 1000 Growth Index, an unmanaged capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted-growth values.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.47%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.04
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.51
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                                1 Year       3 Years      5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares                   $52          $164          $285          $640
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Julie M. Van Cleave
CFA, Managing Director of Deutsche Asset  Jack A. Zehner                               Thomas J. Schmid
Management and Portfolio Manager of       Director of Deutsche Asset Management        CFA, Director of Deutsche Asset
the portfolio.                            and Portfolio Manager of the portfolio.      Management and Portfolio Manager of
  o Joined Deutsche Asset Management and    o Joined Deutsche Asset Management and     the portfolio.
    the portfolio in 2002.                    the portfolio in 2002.                     o Joined Deutsche Asset Management and
  o Head of Large Cap Growth Portfolio      o Previous experience includes eight           the portfolio in 2002.
    Selection Team.                           years' investment industry                 o Previous experience includes
  o Previous experience includes 18           experience at Mason Street Advisors          15 years' investment industry
    years' investment industry experience     where he served most recently as             experience, most recently as
    at Mason Street Advisors, most            Director -- Common Stock.                    Director -- Common Stock at Mason
    recently serving as Managing Director   o MBA, Marquette University.                   Street Advisors.
    and team leader for the large cap                                                    o MBA, University of Chicago.
    investment team.
  o MBA, University of Wisconsin --
    Madison.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Capital Growth Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001      2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $16.36    $23.07   $29.13    $23.95   $20.63
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .05       .05      .08       .10      .16
--------------------------------------------------------------------------------
  Net realized and unrealized      (4.82)    (4.21)   (2.63)      7.64     4.46
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations (4.77)    (4.16)   (2.55)      7.74     4.62
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.05)     (.08)    (.07)     (.07)    (.17)
--------------------------------------------------------------------------------
  Net realized gains on               --    (2.47)   (3.44)    (2.49)   (1.13)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.05)    (2.55)   (3.51)    (2.56)   (1.30)
--------------------------------------------------------------------------------
Net asset value, end of period    $11.54    $16.36   $23.07    $29.13   $23.95
--------------------------------------------------------------------------------
Total Return (%)                  (29.18)   (19.36)  (9.90)     35.23    23.23
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            558       866    1,126     1,254      901
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .51      .52^b      .49       .49      .50
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .51      .50^b      .49       .49      .50
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .38       .27      .30       .43      .75
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           25        33       55        66       55
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .50% and .50% for Class A.

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio typically will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of two analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Top-down analysis. The managers consider the economic outlooks for various sectors and industries, while looking for those that may benefit from changes in the overal business environment.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities, issuers and countries represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated or other investments offer better opportunities.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and US government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the US. In such a case, the portfolio would not be pursuing its investment objective.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o    at times, market conditions might make it hard to value some investments

o    derivatives could produce disproportionate losses

This portfolio is designed for investors who are interested in a broadly diversified international investment with the emphasis on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   37.82       -0.85      11.11       14.78       9.07      18.49       54.51      -21.70     -30.86     -18.37

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -18.80%, Q3 2002

2003 Total Return as of March 31: -8.90%

Average Annual Total Returns (%) as of 12/31/2002

                              1 Year                   5 Years        10 Years
-------------------------------------------------------------------------------
Portfolio -- Class A           -18.37                  -4.15            4.40

Index                          -15.80                  -2.72            4.16
-------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) Europe, Australia, the Far East (EAFE) & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.87%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.16
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        1.03
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                        1 Year       3 Years        5 Years           10 Years
--------------------------------------------------------------------------------
Class A Shares           $105         $328            $569             $1,259
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Alex Tedder                               Clare Gray                              Marc Slendebroek
Managing Director of Deutsche Asset       CFA, Director of Deutsche Asset         Director of Deutsche Asset
Management and Lead Manager of            Management and Co-Manager of the        Management and Co-Manager of the
the portfolio.                            portfolio.                              portfolio.
  o Joined Deutsche Asset Management in    o Joined Deutsche Asset Management      o Joined Deutsche Asset Management
    1994 after four years of experience      in 1993 and the portfolio in 2002.      in 1994 and the portfolio in 1999.
    managing European equities as well     o Portfolio manager with primary        o Over 13 years of investment
    as responsibility for insurance          focus on European markets and           industry experience.
    sector at Schroder Investment            senior analyst covering global        o MA, University of Leiden
    Management.                              telecommunications and pulp and         (Netherlands).
  o Head of International Select Equity      paper.
    strategy; portfolio manager and        o 10 years of investment industry
    analyst for Core EAFE                    experience.
    strategy: London.
  o MA, Freiburg University.
  o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PriecewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

International Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,           2002       2001      2000     1999       1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 8.05    $14.26   $20.34    $14.56   $14.11
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a             .05       .06      .08      .12^b     .13
--------------------------------------------------------------------------------
  Net realized and unrealized     (1.52)    (3.97)   (4.24)      7.17     2.29
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  (1.47)    (3.91)   (4.16)      7.29     2.42
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.06)     (.05)    (.09)     (.02)    (.26)
--------------------------------------------------------------------------------
  Net realized gains on               --    (2.25)   (1.83)    (1.49)   (1.71)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.06)    (2.30)   (1.92)    (1.51)   (1.97)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.52    $ 8.05   $14.26    $20.34   $14.56
--------------------------------------------------------------------------------
Total Return (%)                  (18.37)   (30.86)  (21.70)    54.51    18.49
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            412       513      720       874      509
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense    1.03     1.01^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense     1.03     1.00^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .73       .64      .48       .76      .90
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          123       105       79        86       71
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.00% and 1.00% for Class A.

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change any portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, each portfolio (except Capital Growth Portfolio) may invest, without limit, in relatively stable investments, such as money market securities. In such a case, a portfolio would not be pursuing, and may not achieve, its investment objective.

o The portfolios may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each portfolio's investment decisions, buys and sells securities for the portfolios and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio during the most recent fiscal year, as a percentage of each portfolio's average daily net assets.

Portfolio Name                              Fee Paid
--------------------------------------------------------------------------------
Money Market Portfolio                       0.37%

Capital Growth Portfolio                     0.47

International Portfolio                      0.87
--------------------------------------------------------------------------------

Subadvisor for International Portfolio

On June 11, 2002, the Portfolio's Board approved a subadvisory agreement between DeIM and Deutsche Asset Management Services Ltd. ("DeAMIS"). DeAMIS, One Appold Street, London, England, an affiliate of the advisor, is the subadvisor to the International Portfolio. DeAMIS provides a full range of international investment advisory services to institutional and retail clients. DeAMIS is an indirect, wholly owned subsidiary of Deutsche Bank AG. DeIM pays a fee to DeAMIS for acting as subadvisor to the Portfolio.

--------------------------------------------------------------------------------
Your Investment in the Portfolios

The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.


Buying and Selling Shares

Each portfolio, except Money Market Portfolio, offers two classes of shares. Class A shares are offered at net asset value and are not subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). For Money Market Portfolio, the share price or net asset value per share is normally $1.00, calculated at amortized cost.

Once an order is received by Scudder Investments Service Company, and it has determined that it is in "good order," it will be processed at the next share price calculated. Since Money Market Portfolio will be investing in instruments that normally require immediate payment in Federal funds (monies credited to a bank's account with its regional Federal Reserve Bank), that portfolio has adopted certain procedures for the convenience of its shareholders and to ensure that Money Market Portfolio receives investable funds.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of contract and policy holders in such portfolio.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in any such event.

How the Portfolios Calculate Share Price

The share price at which you purchase each portfolio is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for each portfolio is the portfolio's NAV.

Except with Money Market Portfolio, we typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a portfolio's Board which are intended to reflect fair value when a market quotation or a pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market of which the security is principally traded (for example, a foreign exchange or market). In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. With Money Market Portfolio, we use amortized cost value (the method used by most money market funds).

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolios don't price their shares.

Distributions

Money Market Portfolio intends to declare its net investment income as a dividend daily and distribute dividends monthly. All other portfolios intend to declare and distribute dividends from their net investment income and capital gains, if any, annually. Any of the portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

--------------------------------------------------------------------------------
To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and a portfolio's performance. They also have detailed performance figures, a list of everything each portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090

                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder Variable Series I


o   Balanced Portfolio

o   International Portfolio




Prospectus

May 1, 2003


Class A Shares




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents


How the Portfolios Work                   Your Investment in the Portfolios

  3  Balanced Portfolio                   14  Buying and Selling Shares

  8  International Portfolio              15  How the Portfolios Calculate
                                              Share Price
 12  Other Policies and Risks
                                          15  Distributions
 13  The Investment Advisor
                                          15  Taxes



How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Balanced Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities.

In deciding which types of securities to buy and sell, the portfolio managers first analyze the overall financial climate, including interest rates, capital flows and inflation, among other factors. They then weigh the relative attractiveness of stocks compared to bonds and decide on allocations for each. The portfolio normally invests 50-75% of net assets in common stocks and other equities and 25-50% of net assets in investment grade bonds and other fixed-income securities. At all times the portfolio will be invested at least 25% of net assets in fixed-income senior securities.

In choosing stocks, the managers primarily invest in US companies that they believe offer the potential for sustainable growth of revenue or earnings and whose market values appear reasonable in light of their business prospects. The managers follow a disciplined buy and sell strategy in which proprietary research gathered from meetings with senior management teams, government experts and industry leaders plays an important role.

In choosing individual bonds, the managers review each bond's fundamentals, consider how they are structured and use independent analysis of an issuer's creditworthiness. The portfolio can buy many types of bonds of any maturity, including mortgage- and asset-backed securities and government securities.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the securities, issuers and economic sectors represented.

Other Investments

The portfolio's bond investments are normally in the top four grades of credit quality. The portfolio could put up to 10% of total assets -- though no more than 20% of its bond assets -- in junk bonds (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and typically will have higher volatility and risk of default. Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and might choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the fund has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) The longer the effective maturity of the portfolio's securities, the more sensitive it will be to interest rate changes. In addition to general risks associated with changing interest rates, the portfolio may also be subject to additional, specific risks. As interest rates decline, the issuers of securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This prepayment may reduce the portfolio's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of the security.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment grade bonds. In some cases, bonds may decline in credit quality or go into default.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks or other matters

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    derivatives could produce disproportionate losses

This portfolio may make sense for investors interested in stock and bond investments in a single portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and three broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

    7.45       -2.05      26.67       11.89      24.21      23.19       15.32      -2.02      -6.06      -15.07

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 15.51%, Q4 1998                   Worst Quarter: -9.71%, Q2 2002

2003 Total Return as of March 31: 0.10%

Average Annual Total Returns (%) as of 12/31/2002

                                    1 Year          5 Years        10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A                -15.07             2.12         7.48

Index 1                             -22.10            -0.59         9.34

Index 2                             -27.88            -3.84         6.70

Index 3                              10.25             7.55         7.51
--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Russell 1000 Growth Index, an unmanaged capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted-growth values.

Index 3: Lehman Brothers Aggregate Bond Index, an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.08
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.56
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                           1 Year        3 Years          5 Years     10 Years
--------------------------------------------------------------------------------
Class A Shares              $57            $179             $313        $701
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Julie M. Van Cleave                         Gary W. Bartlett                             Andrew P. Cestone
CFA, Managing Director of Deutsche Asset    CFA, Managing Director of Deutsche           Managing Director of Deutsche Asset
Management and Co-Manager of the            Asset Management and Co-Manager of           Management and Co-Manager of the
portfolio.                                  the portfolio.                               portfolio.
  o Joined Deutsche Asset Management and      o Joined Deutsche Asset Management           o Joined Deutsche Asset Management
    the portfolio in 2002.                      in 1992 and the portfolio in 2002.           in 1998 and the portfolio in 2002.
  o Head of Large Cap Growth Portfolio        o Began investment career in 1982.           o Prior to that, Investment Analyst,
    Selection Team.                           o MBA, Drexel University.                      Phoenix Investment Partners, from
  o Previous experience includes 18                                                          1997 to 1998.
    years' investment industry experience   Daniel R. Taylor                               o Prior to that, Credit Officer,
    at Mason Street Advisors, most          CFA, Managing Director of Deutsche               asset based lending group, Fleet
    recently serving as Managing Director   Asset Management and Co-Manager of               Bank, from 1995 to 1997.
    and team leader for the large cap       the portfolio.
    investment team.                          o Joined Deutsche Asset Management         Brett Diment
  o MBA, University of Wisconsin --             in 1998 and the portfolio in 2002.       Managing Director of Deutsche Asset
    Madison.                                  o Prior to that, fixed income              Management and Consultant to the
                                                portfolio manager, asset-backed          portfolio.
Jack A. Zehner                                  securities analyst and senior              o Joined Deutsche Asset Management
Director of Deutsche Asset Management           credit analyst, CoreStates                   in 1991 and the portfolio in 2002.
and Co-Manager of the portfolio.                Investment Advisors, from 1992 to          o Over 13 years of investment
  o Joined Deutsche Asset Management and        1998.                                        industry experience.
    the portfolio in 2002.                                                                 o Head of Emerging Debt: London.
  o Previous experience includes eight      Thomas Flaherty                                o Began investment career in 1991.
    years' investment industry experience   Managing Director of Deutsche Asset
    at Mason Street Advisors where he       Management and Co-Manager of the             Timothy C. Vile
    served most recently as Director --     portfolio.                                   CFA, Managing Director of Deutsche
    Common Stock.                             o Joined Deutsche Asset Management         Asset Management and Co-Manager to
  o MBA, Marquette University.                  in 1995 and the portfolio in 2002.       the portfolio.
                                              o Began investment career in 1984.           o Joined Deutsche Asset Management
Thomas J. Schmid                                                                             in 1991 with 6 years that included
CFA, Director of Deutsche Asset             Janet Campagna                                   portfolio manager for fixed income
Management and Co-Manager of                Managing Director of Deutsche Asset              portfolios at Equitable Capital
the portfolio.                              Management and Co-Manager of                     Management.
  o Joined Deutsche Asset Management and    the portfolio.                                 o Portfolio manager for Core Fixed
    the portfolio in 2002.                    o Joined Deutsche Asset Management             Income and Global Aggregate Fixed
  o Previous experience includes 15             in 1999 and the portfolio in 2002.           Income.
    years' investment industry                o Head of global and tactical asset          o Joined the portfolio in 2002.
    experience, most recently as Director       allocation.
    -- Common Stock at Mason Street           o Investment strategist and manager of
    Advisors.                                   the asset allocation strategies group
  o MBA, University of Chicago.                 for Barclays Global Investors from
                                                1994 to 1999.
  J. Christopher Gagnier                      o Over 15 years of investment industry
  Managing Director of Deutsche Asset           experience.
  Management and Co-Manager of                o Master's degree in Social Science from
  the portfolio.                                California Institute of Technology.
    o Joined Deutsche Asset Management        o Ph.D, Political Science from University
      in 1997 and the portfolio in 2002.        of California at Irvine.
    o Prior to that, portfolio manager,
      Paine Webber (1984-1997).
    o Began investment career in 1979.
    o MBA, University of Chicago.

  Warren S. Davis
  Managing Director of Deutsche Asset
  Management and Co-Manager of
  the portfolio.
    o Joined Deutsche Asset Management
      in 1995 and the portfolio in 2002.
    o Began investment career in 1985.
    o MBA, Drexel University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Balanced Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001^a    2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $11.76    $13.39   $16.11    $15.21   $13.30
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^b            .23       .30      .34       .35      .37
--------------------------------------------------------------------------------
  Net realized and unrealized     (1.97)    (1.07)    (.62)      1.85     2.56
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations (1.74)     (.77)    (.28)      2.20     2.93
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.30)     (.34)    (.28)     (.18)    (.36)
--------------------------------------------------------------------------------
  Net realized gains on               --     (.52)   (2.16)    (1.12)    (.66)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.30)     (.86)   (2.44)    (1.30)   (1.02)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 9.72    $11.76   $13.39    $16.11   $15.21
--------------------------------------------------------------------------------
Total Return (%)                  (15.07)   (6.06)   (2.02)     15.32    23.19
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            130       173      190       199      162
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .56      .57^c      .54       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of expense after expense       .56      .56^c      .54       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)  2.19      2.46     2.41      2.36     2.71
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         141^d      100^d      127        98       74
--------------------------------------------------------------------------------

^a As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gain (loss) per share by $.01, and decrease the ratio of net investment income to average net assets from 2.56% to 2.46%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

^b   Based on average shares outstanding during the period.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .56% and .56%, respectively.

^d The Portfolio turnover rate including mortgage dollar roll transactions was 146% and 104% for the years ended December 31, 2002 and December 31, 2001, respectively.

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio typically will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of two analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Top-down analysis. The managers consider the economic outlooks for various sectors and industries, while looking for those that may benefit from changes in the overal business environment.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities, issuers and countries represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated or other investments offer better opportunities.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and US government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the US. In such a case, the portfolio would not be pursuing its investment objective.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o    at times, market conditions might make it hard to value some investments

o    derivatives could produce disproportionate losses

This portfolio is designed for investors who are interested in a broadly diversified international investment with the emphasis on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   37.82       -0.85      11.11       14.78       9.07      18.49       54.51      -21.70     -30.86     -18.37

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -18.80%, Q3 2002

2003 Total Return as of March 31: -8.90%

Average Annual Total Returns (%) as of 12/31/2002

                              1 Year                   5 Years        10 Years
-------------------------------------------------------------------------------
Portfolio -- Class A           -18.37                  -4.15            4.40

Index                          -15.80                  -2.72            4.16
-------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) Europe, Australia, the Far East (EAFE) & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.87%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.16
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        1.03
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                        1 Year       3 Years        5 Years           10 Years
--------------------------------------------------------------------------------
Class A Shares           $105         $328            $569             $1,259
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Alex Tedder                               Clare Gray                              Marc Slendebroek
Managing Director of Deutsche Asset       CFA, Director of Deutsche Asset         Director of Deutsche Asset
Management and Lead Manager of            Management and Co-Manager of the        Management and Co-Manager of the
the portfolio.                            portfolio.                              portfolio.
  o Joined Deutsche Asset Management in    o Joined Deutsche Asset Management      o Joined Deutsche Asset Management
    1994 after four years of experience      in 1993 and the portfolio in 2002.      in 1994 and the portfolio in 1999.
    managing European equities as well     o Portfolio manager with primary        o Over 13 years of investment
    as responsibility for insurance          focus on European markets and           industry experience.
    sector at Schroder Investment            senior analyst covering global        o MA, University of Leiden
    Management.                              telecommunications and pulp and         (Netherlands).
  o Head of International Select Equity      paper.
    strategy; portfolio manager and        o 10 years of investment industry
    analyst for Core EAFE                    experience.
    strategy: London.
  o MA, Freiburg University.
  o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PriecewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

International Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,           2002       2001      2000     1999       1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 8.05    $14.26   $20.34    $14.56   $14.11
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a             .05       .06      .08      .12^b     .13
--------------------------------------------------------------------------------
  Net realized and unrealized     (1.52)    (3.97)   (4.24)      7.17     2.29
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  (1.47)    (3.91)   (4.16)      7.29     2.42
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.06)     (.05)    (.09)     (.02)    (.26)
--------------------------------------------------------------------------------
  Net realized gains on               --    (2.25)   (1.83)    (1.49)   (1.71)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.06)    (2.30)   (1.92)    (1.51)   (1.97)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.52    $ 8.05   $14.26    $20.34   $14.56
--------------------------------------------------------------------------------
Total Return (%)                  (18.37)   (30.86)  (21.70)    54.51    18.49
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            412       513      720       874      509
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense    1.03     1.01^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense     1.03     1.00^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .73       .64      .48       .76      .90
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          123       105       79        86       71
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.00% and 1.00% for Class A.

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change any portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, each portfolio may invest, without limit, in relatively stable investments, such as money market securities. In such a case, a portfolio would not be pursuing, and may not achieve, its investment objective.

o The portfolios may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each portfolio's investment decisions, buys and sells securities for the portfolios and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio during the most recent fiscal year, as a percentage of each portfolio's average daily net assets.

Portfolio Name                               Fee Paid
--------------------------------------------------------------------------------
Balanced Portfolio                           0.48%

International Portfolio                      0.87
--------------------------------------------------------------------------------


Subadvisor for International Portfolio

On June 11, 2002, the Portfolio's Board approved a subadvisory agreement between DeIM and Deutsche Asset Management Services Ltd. ("DeAMIS"). DeAMIS, One Appold Street, London, England, an affiliate of the advisor, is the subadvisor to the International Portfolio. DeAMIS provides a full range of international investment advisory services to institutional and retail clients. DeAMIS is an indirect, wholly owned subsidiary of Deutsche Bank AG. DeIM pays a fee to DeAMIS for acting as subadvisor to the Portfolio.

--------------------------------------------------------------------------------
Your Investment in the Portfolios


The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.


Buying and Selling Shares

Each portfolio offers two classes of shares. Class A shares are offered at net asset value and are not subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is in "good order," it will be processed at the next share price calculated.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of contract and policy holders in such portfolio.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in any such event.

How the Portfolios Calculate Share Price

The share price at which you purchase each portfolio is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for each portfolio (except Health Sciences Portfolio) is the portfolio's NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a portfolio's Board which are intended to reflect fair value when a market quotation or a pricing service information is not readily available or when a security's value is believed to have been materially been affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market of which the security is principally traded (for example, a foreign exchange or market). In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. With Money Market Portfolio, we use amortized cost value (the method used by most money market funds).

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolios don't price their shares.

Distributions

The portfolios intend to declare and distribute dividends from their net investment income and capital gains, if any, annually. Any of the portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

--------------------------------------------------------------------------------
To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and a portfolio's performance. They also have detailed performance figures, a list of everything each portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090

                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder Variable Series I


o   International Portfolio




Prospectus

May 1, 2003


Class A Shares




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents


How the Portfolio Works                    Your Investment in the Portfolio

  3  International Portfolio               8  Buying and Selling Shares

  7  Other Policies and Risks              9  How the Portfolio Calculates
                                              Share Price
  7  The Investment Advisor
                                           9  Distributions

                                           9  Taxes


How the Portfolio Works

The portfolio is designed to serve as an investment option for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies.

Remember that the portfolios are not bank deposits. It's not insured or guaranteed by the FDIC or any other government agency. Its share price will go up and down, and you could lose money by investing in it.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio typically will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of two analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Top-down analysis. The managers consider the economic outlooks for various sectors and industries, while looking for those that may benefit from changes in the overal business environment.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities, issuers and countries represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated or other investments offer better opportunities.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and US government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the US. In such a case, the portfolio would not be pursuing its investment objective.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o    at times, market conditions might make it hard to value some investments

o    derivatives could produce disproportionate losses

This portfolio is designed for investors who are interested in a broadly diversified international investment with the emphasis on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   37.82       -0.85      11.11       14.78       9.07      18.49       54.51      -21.70     -30.86     -18.37

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -18.80%, Q3 2002

2003 Total Return as of March 31: -8.90%

Average Annual Total Returns (%) as of 12/31/2002

                              1 Year                   5 Years        10 Years
-------------------------------------------------------------------------------
Portfolio -- Class A           -18.37                  -4.15            4.40

Index                          -15.80                  -2.72            4.16
-------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) Europe, Australia, the Far East (EAFE) & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.87%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.16
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        1.03
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                        1 Year       3 Years        5 Years           10 Years
--------------------------------------------------------------------------------
Class A Shares           $105         $328            $569             $1,259
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Alex Tedder                               Clare Gray                              Marc Slendebroek
Managing Director of Deutsche Asset       CFA, Director of Deutsche Asset         Director of Deutsche Asset
Management and Lead Manager of            Management and Co-Manager of the        Management and Co-Manager of the
the portfolio.                            portfolio.                              portfolio.
  o Joined Deutsche Asset Management in    o Joined Deutsche Asset Management      o Joined Deutsche Asset Management
    1994 after four years of experience      in 1993 and the portfolio in 2002.      in 1994 and the portfolio in 1999.
    managing European equities as well     o Portfolio manager with primary        o Over 13 years of investment
    as responsibility for insurance          focus on European markets and           industry experience.
    sector at Schroder Investment            senior analyst covering global        o MA, University of Leiden
    Management.                              telecommunications and pulp and         (Netherlands).
  o Head of International Select Equity      paper.
    strategy; portfolio manager and        o 10 years of investment industry
    analyst for Core EAFE                    experience.
    strategy: London.
  o MA, Freiburg University.
  o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PriecewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

International Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,           2002       2001      2000     1999       1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 8.05    $14.26   $20.34    $14.56   $14.11
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a             .05       .06      .08      .12^b     .13
--------------------------------------------------------------------------------
  Net realized and unrealized     (1.52)    (3.97)   (4.24)      7.17     2.29
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  (1.47)    (3.91)   (4.16)      7.29     2.42
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.06)     (.05)    (.09)     (.02)    (.26)
--------------------------------------------------------------------------------
  Net realized gains on               --    (2.25)   (1.83)    (1.49)   (1.71)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.06)    (2.30)   (1.92)    (1.51)   (1.97)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.52    $ 8.05   $14.26    $20.34   $14.56
--------------------------------------------------------------------------------
Total Return (%)                  (18.37)   (30.86)  (21.70)    54.51    18.49
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            412       513      720       874      509
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense    1.03     1.01^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense     1.03     1.00^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .73       .64      .48       .76      .90
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          123       105       79        86       71
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.00% and 1.00% for Class A.

Other Policies and Risks

While the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change the portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, the portfolio may invest, without limit, in relatively stable investments, such as money market securities. In such a case, the portfolio would not be pursuing, and may not achieve, its investment objective.

o The portfolio may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

This prospectus doesn't tell you about every policy or risk of investing in the portfolio. If you want more information on the portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the portfolio's investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The portfolio's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from the portfolio. The portfolio paid 0.87% during the most recent fiscal year, as a percentage of the portfolio's average daily net assets.

Subadvisor for International Portfolio

On June 11, 2002, the Portfolio's Board approved a subadvisory agreement between DeIM and Deutsche Asset Management Services Ltd. ("DeAMIS"). DeAMIS, One Appold Street, London, England, an affiliate of the advisor, is the subadvisor to the International Portfolio. DeAMIS provides a full range of international investment advisory services to institutional and retail clients. DeAMIS is an indirect, wholly owned subsidiary of Deutsche Bank AG. DeIM pays a fee to DeAMIS for acting as subadvisor to the Portfolio.

--------------------------------------------------------------------------------
Your Investment in the Portfolio


The information in this section may affect anyone who selects the portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.


Buying and Selling Shares

The portfolio offers two classes of shares. Class A shares are offered at net asset value and are not subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolio just described) are the insurance companies that offer the portfolio as a choice for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolio is open for business each day the New York Stock Exchange is open. The portfolio calculates its share price as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is in "good order," it will be processed at the next share price calculated.

The portfolio may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from the portfolio, orderly portfolio management could be disrupted to the potential detriment of contract and policy holders in such portfolio.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in any such event.

How the Portfolio Calculates Share Price

The share price at which you purchase the portfolio is its net asset value per share, or NAV. To calculate NAV, the portfolio uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for the portfolio is the portfolio's NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by the portfolio's Board which are intended to reflect fair value when a market quotation or a pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market of which the security is principally traded (for example, a foreign exchange or market). In such a case, the portfolio's value for a security is likely to be different from the last quoted market price or pricing service information.

To the extent that the portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolio doesn't price its shares.

Distributions

The portfolio intends to declare and distribute dividends from its net investment income and capital gains, if any, annually. The portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolio unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the portfolio for federal income tax purposes.

Taxes

The portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The portfolio intends to comply with these requirements. If the portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

--------------------------------------------------------------------------------
To Get More Information


Shareholder reports -- These include commentary from the portfolio's management team about recent market conditions and the portfolio's performance. They also have detailed performance figures, a list of everything the portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about the portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolio, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102

Call: 1-800-778-1482                         1-202-942-8090
                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder Variable Series I


o   Growth and Income Portfolio

o   Capital Growth Portfolio

o   International Portfolio

Prospectus

May 1, 2003


Class A Shares




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents


How the Portfolios Work                    Your Investment in the Portfolios

  3  Growth and Income Portfolio           17  Buying and Selling Shares

  7  Capital Growth Portfolio              18  How the Portfolios Calculate
                                               Share Price
 11  International Portfolio
                                           18  Distributions
 15  Other Policies and Risks
                                           18  Taxes
 16  The Investment Advisor




How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Growth and Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large US companies. The portfolio may invest up to 25% of its total assets in foreign securities.

In choosing stocks for the portfolio, the portfolio managers consider yield and other valuation and growth factors, meaning that they focus the portfolio's investments on securities of US companies whose dividend and earnings prospects are believed to be attractive relative to the portfolio's benchmark index, the S&P 500. The portfolio may invest in dividend paying and non-dividend paying stocks.

The managers use bottom-up analysis, looking for companies with strong prospects for continued growth of capital and earnings.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the securities, issuers and economic sectors represented. The portfolio normally will, but is not obligated to, sell a stock if its yield or growth prospects are expected to be below the benchmark average.

The managers may also sell a stock when the managers believe its fundamental factors have changed, to manage overall risk of the portfolio, when other investments offer better opportunities or in the course of adjusting its emphasis on or within a given industry.

Other Investments

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock portfolios, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-sized companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the fund has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other matters

o    derivatives could produce disproportionate losses

This portfolio may make sense for investors interested in an equity fund to provide long-term growth and some current income.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                          31.74       22.17      30.47       7.18       5.80       -2.10      -11.30     -23.13

-------------------------------------------------------------------------------------------------------------------
                           1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:
Best Quarter: 15.86%, Q2 1997                   Worst Quarter: -16.73%, Q3 2002
2003 Total Return as of March 31: -1.77%


Average Annual Total Returns (%) as of 12/31/2002

                                  1 Year          5 Year      Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class A              -23.13          -5.42         6.08

Index                             -22.10          -0.59         9.96
--------------------------------------------------------------------------------

Index: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

*   Inception: May 2, 1994. Index comparison begins April 30, 1994.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.09
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.57
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                         1 Year       3 Years         5 Years        10 Years
--------------------------------------------------------------------------------
Class A Shares            $58           $183           $318            $714
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Kathleen Millard                          Gregory Adams                              Andrew Brudenell
CFA, Managing Director of Deutsche Asset  CFA, Senior Vice President of Deutsche     CFA, Vice President of Deutsche Asset
Management and Lead Manager of the        Asset Management and Portfolio Manager     Management and Portfolio Manager of the
portfolio.                                of the portfolio.                          portfolio.
  o Joined Deutsche Asset Management in      o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management in
    1991 and the portfolio in 1994.            1999 and the portfolio in 1999.           1997 and the portfolio in 2003.
  o Over 20 years of investment industry     o Over 15 years of investment             o Portfolio Manager for US Large Cap
    experience.                                industry experience.                      Core Equity: New York.
                                             o Previously managed Chase Vista          o MS, London School of Economics.
                                               Growth & Income Fund, Chase Vista
                                               Large Cap Equity Fund, Chase Vista
                                               Balanced Fund and other equity
                                               portfolios for Chase Asset
                                               Management.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Growth and Income Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001      2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 8.90    $10.38   $10.96    $11.25   $11.48
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .07       .09      .11       .22      .27
--------------------------------------------------------------------------------
  Net realized and unrealized     (2.12)    (1.23)    (.33)       .46      .54
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  (2.05)    (1.14)    (.22)       .68      .81
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.08)     (.12)    (.15)     (.13)    (.25)
--------------------------------------------------------------------------------
  Net realized gains on               --     (.22)    (.21)     (.84)    (.79)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.08)     (.34)    (.36)     (.97)   (1.04)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.77    $ 8.90   $10.38    $10.96   $11.25
--------------------------------------------------------------------------------
Total Return (%)                  (23.13)   (11.30)  (2.10)      5.80     7.18
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            135       185      185       200      184
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .57      .57%^b      .56       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .57      .56^b      .56       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .92       .94     1.06      2.01     2.41
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           66        67       65        65       39
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .56% and .56% for Class A.

Capital Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The portfolio invests at least 65% of total assets in common stocks of US companies. Although the portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies in the Standard & Poor's 500r Composite Stock Price Index (the "S&P 500 Index") or the Russell 1000r Growth Index (as of December 31, 2002, the S&P 500 Index and the Russell 1000 Growth Index had median market capitalizations of $6.7 billion and $2.9 billion, respectively). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of these Indices.

In choosing stocks, the portfolio managers look for individual companies that have the potential to display above-average earnings growth relative to other companies, are industry leaders, or have the potential to become industry leaders, have strong product position and effective company management. The managers also analyze many other factors including earnings stability, financial position and stock valuation.

The managers will normally sell a stock when they believe its potential risks have increased, its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities, or as industry exposures are adjusted.

Other Investments

The portfolio may invest up to 20% of its net assets in intermediate to longer-term debt securities. Generally, these securities will be in the top four grades of credit quality (i.e. BBB/Baa and above). In order to reduce risk, as market or economic conditions periodically warrant, the portfolio may also invest up to 25% of its assets in short-term debt instruments. While the portfolio invests mainly in US stocks, it could invest up to 25% of total assets in foreign equity securities.

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the portfolio may use futures, options and covered call options. The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Growth Investing Risk. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks or other matters

o    derivatives could produce disproportionate losses

This portfolio may make sense for investors seeking long-term growth.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   20.88       -9.67      28.65       20.13      35.76      23.23       35.23      -9.90      -19.36     -29.18

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 25.80%, Q4 1998                   Worst Quarter: -19.94%, Q3 2001

2003 Total Return as of March 31: -0.69%

Average Annual Total Returns (%) as of 12/31/2002

                                  1 Year            5 Years          10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A              -29.18              -3.03              6.98

Index 1                           -22.10              -0.59              9.34

Index 2                           -27.88              -3.84              6.70
--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Russell 1000 Growth Index, an unmanaged capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted-growth values.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.47%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.04
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.51
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                                1 Year       3 Years      5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares                   $52          $164          $285          $640
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Julie M. Van Cleave
CFA, Managing Director of Deutsche Asset  Jack A. Zehner                               Thomas J. Schmid
Management and Portfolio Manager of       Director of Deutsche Asset Management        CFA, Director of Deutsche Asset
the portfolio.                            and Portfolio Manager of the portfolio.      Management and Portfolio Manager of
  o Joined Deutsche Asset Management and    o Joined Deutsche Asset Management and     the portfolio.
    the portfolio in 2002.                    the portfolio in 2002.                     o Joined Deutsche Asset Management and
  o Head of Large Cap Growth Portfolio      o Previous experience includes eight           the portfolio in 2002.
    Selection Team.                           years' investment industry                 o Previous experience includes
  o Previous experience includes 18           experience at Mason Street Advisors          15 years' investment industry
    years' investment industry experience     where he served most recently as             experience, most recently as
    at Mason Street Advisors, most            Director -- Common Stock.                    Director -- Common Stock at Mason
    recently serving as Managing Director   o MBA, Marquette University.                   Street Advisors.
    and team leader for the large cap                                                    o MBA, University of Chicago.
    investment team.
  o MBA, University of Wisconsin --
    Madison.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Capital Growth Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001      2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $16.36    $23.07   $29.13    $23.95   $20.63
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .05       .05      .08       .10      .16
--------------------------------------------------------------------------------
  Net realized and unrealized      (4.82)    (4.21)   (2.63)      7.64     4.46
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations (4.77)    (4.16)   (2.55)      7.74     4.62
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.05)     (.08)    (.07)     (.07)    (.17)
--------------------------------------------------------------------------------
  Net realized gains on               --    (2.47)   (3.44)    (2.49)   (1.13)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.05)    (2.55)   (3.51)    (2.56)   (1.30)
--------------------------------------------------------------------------------
Net asset value, end of period    $11.54    $16.36   $23.07    $29.13   $23.95
--------------------------------------------------------------------------------
Total Return (%)                  (29.18)   (19.36)  (9.90)     35.23    23.23
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            558       866    1,126     1,254      901
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .51      .52^b      .49       .49      .50
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .51      .50^b      .49       .49      .50
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .38       .27      .30       .43      .75
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           25        33       55        66       55
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .50% and .50% for Class A.

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio typically will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of two analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Top-down analysis. The managers consider the economic outlooks for various sectors and industries, while looking for those that may benefit from changes in the overal business environment.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities, issuers and countries represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated or other investments offer better opportunities.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and US government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the US. In such a case, the portfolio would not be pursuing its investment objective.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o    at times, market conditions might make it hard to value some investments

o    derivatives could produce disproportionate losses

This portfolio is designed for investors who are interested in a broadly diversified international investment with the emphasis on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   37.82       -0.85      11.11       14.78       9.07      18.49       54.51      -21.70     -30.86     -18.37

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -18.80%, Q3 2002

2003 Total Return as of March 31: -8.90%

Average Annual Total Returns (%) as of 12/31/2002

                              1 Year                   5 Years        10 Years
-------------------------------------------------------------------------------
Portfolio -- Class A           -18.37                  -4.15            4.40

Index                          -15.80                  -2.72            4.16
-------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) Europe, Australia, the Far East (EAFE) & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.87%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.16
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        1.03
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                        1 Year       3 Years        5 Years           10 Years
--------------------------------------------------------------------------------
Class A Shares           $105         $328            $569             $1,259
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Alex Tedder                               Clare Gray                              Marc Slendebroek
Managing Director of Deutsche Asset       CFA, Director of Deutsche Asset         Director of Deutsche Asset
Management and Lead Manager of            Management and Co-Manager of the        Management and Co-Manager of the
the portfolio.                            portfolio.                              portfolio.
  o Joined Deutsche Asset Management in    o Joined Deutsche Asset Management      o Joined Deutsche Asset Management
    1994 after four years of experience      in 1993 and the portfolio in 2002.      in 1994 and the portfolio in 1999.
    managing European equities as well     o Portfolio manager with primary        o Over 13 years of investment
    as responsibility for insurance          focus on European markets and           industry experience.
    sector at Schroder Investment            senior analyst covering global        o MA, University of Leiden
    Management.                              telecommunications and pulp and         (Netherlands).
  o Head of International Select Equity      paper.
    strategy; portfolio manager and        o 10 years of investment industry
    analyst for Core EAFE                    experience.
    strategy: London.
  o MA, Freiburg University.
  o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PriecewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

International Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,           2002       2001      2000     1999       1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 8.05    $14.26   $20.34    $14.56   $14.11
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a             .05       .06      .08      .12^b     .13
--------------------------------------------------------------------------------
  Net realized and unrealized     (1.52)    (3.97)   (4.24)      7.17     2.29
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  (1.47)    (3.91)   (4.16)      7.29     2.42
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.06)     (.05)    (.09)     (.02)    (.26)
--------------------------------------------------------------------------------
  Net realized gains on               --    (2.25)   (1.83)    (1.49)   (1.71)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.06)    (2.30)   (1.92)    (1.51)   (1.97)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.52    $ 8.05   $14.26    $20.34   $14.56
--------------------------------------------------------------------------------
Total Return (%)                  (18.37)   (30.86)  (21.70)    54.51    18.49
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            412       513      720       874      509
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense    1.03     1.01^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense     1.03     1.00^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .73       .64      .48       .76      .90
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          123       105       79        86       71
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.00% and 1.00% for Class A.

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change any portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, each portfolio (except Capital Growth Portfolio) may invest, without limit, in relatively stable investments, such as money market securities. In such a case, the portfolio would not be pursuing, and may not achieve, its investment objective.

o The portfolios may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each portfolio's investment decisions, buys and sells securities for the portfolios and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio during the most recent fiscal year, as a percentage of each portfolio's average daily net assets.

Portfolio Name                               Fee Paid
--------------------------------------------------------------------------------
Growth and Income Portfolio                  0.48%

Capital Growth Portfolio                     0.47

International Portfolio                      0.87
--------------------------------------------------------------------------------


Subadvisor for International Portfolio

On June 11, 2002, the Portfolio's Board approved a subadvisory agreement between DeIM and Deutsche Asset Management Services Ltd. ("DeAMIS"). DeAMIS, One Appold Street, London, England, an affiliate of the advisor, is the subadvisor to the International Portfolio. DeAMIS provides a full range of international investment advisory services to institutional and retail clients. DeAMIS is an indirect, wholly owned subsidiary of Deutsche Bank AG. DeIM pays a fee to DeAMIS for acting as subadvisor to the Portfolio.

--------------------------------------------------------------------------------
Your Investment in the Portfolios


The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.


Buying and Selling Shares

Each portfolio offers two classes of shares. Class A shares are offered at net asset value and are not subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is in "good order," it will be processed at the next share price calculated.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of contract and policy holders in such portfolio.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in any such event.

How the Portfolios Calculate Share Price

The share price at which you purchase each portfolio is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for each portfolio is the portfolio's NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a portfolio's Board which are intended to reflect fair value when a market quotation or a pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market of which the security is principally traded (for example, a foreign exchange or market). In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information.

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolios don't price their shares.

Distributions

The portfolios intend to declare and distribute dividends from their net investment income and capital gains, if any, annually. The portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

--------------------------------------------------------------------------------
To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and a portfolio's performance. They also have detailed performance figures, a list of everything each portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090

                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder Variable Series I


o   Money Market Portfolio*

o   Bond Portfolio

o   International Portfolio

Prospectus

May 1, 2003


Class A Shares




* Money Market Portfolio does not offer separate classes of shares.

This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents


How the Portfolios Work                    Your Investment in the Portfolios

  3  Money Market Portfolio                16  Buying and Selling Shares

  6  Bond Portfolio                        17  How the Portfolios Calculate
                                               Share Price
 11  International Portfolio
                                           17  Distributions
 15  Other Policies and Risks
                                           17  Taxes
 15  The Investment Advisor




How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Money Market Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income.

The portfolio pursues its goal by investing exclusively in high quality short-term securities.

The portfolio may buy securities from many types of issuers, including the US government, banks (both US and foreign), corporations and municipalities. However, everything the portfolio buys must meet the rules for money market fund investments (see Money Fund Rules below). In addition, the portfolio currently intends to buy only securities that are in the top credit grade for short-term securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days and be denominated in US dollars

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments. An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the portfolio.

As with most money market funds, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

A second risk factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio's performance. To the extent that the portfolio emphasizes certain sectors of the short-term securities market, the portfolio increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable US securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other matters

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o over time, inflation may erode the real value of an investment in the portfolio

o the counterparty to a repurchase agreement or other transaction could default on its obligations

This portfolio may make sense for investors who are interested in capital preservation or want a portfolio for the cash portion of an allocation plan.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio. The performance of the portfolio varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

    2.54        3.72       5.65       5.09        5.25       5.29       4.99        6.21       3.88       1.49

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 1.60%, Q4 2000                    Worst Quarter: 0.35%, Q4 2002

2003 Total Return as of March 31: 0.26%

Average Annual Total Returns (%) as of 12/31/2002

                 1 Year                  5 Years                     10 Years
--------------------------------------------------------------------------------
                  1.49                     4.36                         4.40
--------------------------------------------------------------------------------

Seven-day yield as of December 31, 2002: 1.21%

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.37%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.06
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.43
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of the portfolio to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

            1 Year                3 Years                5 Years       10 Years
--------------------------------------------------------------------------------
             $44                    $138                   $241          $542
--------------------------------------------------------------------------------


The Portfolio Managers

A group of investment professionals is responsible for the day-to-day management of the portfolio. These investment professionals have a broad range of experience managing money market funds.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned or lost, assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Money Market Portfolio

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001      2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
period
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income             .015      .038     .060      .049     .052
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.015)    (.038)   (.060)    (.049)   (.052)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Total Return (%)                    1.49      3.88     6.21      4.99     5.29
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            101       139      121       179      148
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .43      .46^a      .46       .43      .44
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .43      .45^a      .46       .43      .44
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)  1.49      3.77     6.00      4.90     5.17
--------------------------------------------------------------------------------

^a The ratios of expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .45% and .45%, respectively.

Bond Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities. It does this by using a flexible investment program that emphasizes high-grade bonds. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in bonds of any maturity.

This portfolio normally invests at least 65% of total assets in bonds of the top three grades of credit quality. The portfolio could put up to 20% of total assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade
B). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and higher risk of default.

The portfolio can buy many types of income-producing securities, including corporate bonds (historically the backbone of the portfolio), US government and agency bonds and mortgage- and asset-backed securities. Generally, most are from US issuers, but bonds of foreign issuers are also permitted. The portfolio may invest up to 20% of its net assets in foreign debt securities.

The portfolio managers may shift the proportions of the portfolio's holdings, favoring different types of securities at different times while still maintaining variety in terms of the companies and industries represented. In making buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market.

In choosing individual bonds, the managers use independent analysis of issuers' creditworthiness to look for bonds that, for example, show improving credit. Although the managers may adjust the portfolio's duration (a measure of sensitivity to interest rate movements), they generally intend to keep it between four and six years.

Other Investments

Although not one of its principal investment strategies, the portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). The advisor may use these and other types of derivatives in circumstances where the advisor believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) The longer the effective maturity of the portfolio's securities, the more sensitive it will be to interest rate changes. In addition to general risks associated with changing interest rates, the portfolio may also be subject to additional, specific risks. As interest rates decline, the issuers of securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This prepayment may reduce the portfolio's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of the security. Because the portfolio may invest in mortgage-related securities, it is more vulnerable to both of these risks.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment grade bonds. In some cases, bonds may decline in credit quality or go into default.

Market Risk. Deteriorating market conditions might cause a general weakness in the market that reduces the overall level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the portfolio by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the portfolio emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Foreign Investing Risk. The risks of investing in foreign securities are generally greater than those of investing in domestic securities. A foreign government could expropriate or nationalize assets, impose withholding or other taxes on dividend, interest or other payments and prohibit transactions in the country's currency. In many foreign countries, securities markets are less liquid, more volatile and subject to less stringent government regulation than US securities markets.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of economic trends, issuers, industries or other matters

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments. As a result, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates the price of its securities, you may not receive the full market value for your portfolio shares when you sell.

This portfolio is designed for investors who are looking for a relatively high level of income and can accept a moderate level of risk to their investment.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   12.38       -4.79      18.17       2.82        9.10       6.57       -0.95      10.56       5.75       7.66

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:
Best Quarter: 5.70%, Q2 1995                    Worst Quarter -3.89%, Q1 1994
2003 Total Return as of March 31: 1.43%

Average Annual Total Returns (%) as of 12/31/2002

                                     1 Year              5 Years       10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A                   7.66                5.85          6.54

Index                                 10.25                7.55          7.51
--------------------------------------------------------------------------------

Index: Lehman Brothers Aggregate Bond Index, an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.07
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.55
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                       1 Year          3 Years         5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares          $56             $176             $307         $689
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

David Baldt                              Daniel R. Taylor                              Brett Diment
CFA, Managing Director of Deutsche       CFA, Managing Director of Deutsche            Managing Director of Deutsche Asset
Asset Management and Co-Manager of       Asset Management and Co-Manager of the        Management and Consultant to the
the portfolio.                           portfolio.                                    portfolio.
  o Joined Deutsche Asset Management       o Joined Deutsche Asset Management            o Joined Deutsche Asset Management
    in 1989 and the portfolio in 2002.       in 1998 and the portfolio in 2002.            in 1991 and the portfolio in 2002.
  o Began investment career in 1971.       o Prior to that, fixed income portfolio       o Over 13 years of investment industry
                                             manager, asset-backed securities              experience.
J. Christopher Gagnier                       analyst and senior credit analyst,          o Head of Emerging Debt: London.
Managing Director of Deutsche Asset          CoreStates Investment Advisors,             o Began investment career in 1991.
Management and Co-Manager of                 from 1992 to 1998.
the portfolio.                                                                         Timothy C. Vile
  o Joined Deutsche Asset Management     Thomas Flaherty                               CFA, Managing Director of Deutsche
    in 1997 and the portfolio in 2002.   Managing Director of Deutsche Asset           Asset Management and Co-Manager to the
  o Prior to that, portfolio manager,    Management and Co-Manager of the              portfolio.
    Paine Webber (1984-1997).            portfolio.                                      o Joined Deutsche Asset Management
  o Began investment career in 1979.       o Joined Deutsche Asset Management              in 1991 with 6 years that included
  o MBA, University of Chicago.              in 1995 and the portfolio in 2002.            portfolio manager for fixed income
                                           o Began investment career in 1984.              portfolios at Equitable Capita
Gary W. Bartlett                                                                           Management.
CFA, Managing Director of Deutsche       Andrew P. Cestone                               o Portfolio manager for Core Fixed
Asset Management and Co-Manager of the   Managing Director of Deutsche Asset               Income and Global Aggregate Fixed Income.
portfolio.                               Management and Co-Manager of the                o Joined the portfolio in 2002.
  o Joined Deutsche Asset Management     portfolio.
    in 1992 and the portfolio in 2002.     o Joined Deutsche Asset Management
  o Began investment career in 1982.         in 1998 and the portfolio in 2002.
  o MBA, Drexel University.                o Prior to that, Investment Analyst,
                                             Phoenix Investment Partners, from
Warren S. Davis                              1997 to 1998.
Managing Director of Deutsche Asset        o Prior to that, Credit Officer, asset
Management and Co-Manager of                 based lending group, Fleet Bank,
the portfolio.                               from 1995 to 1997.
  o Joined Deutsche Asset Management
    in 1995 and the portfolio in 2002.
  o Began investment career in 1985.
  o MBA, Drexel University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Bond Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001^d    2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 6.89    $ 6.78   $ 6.49    $ 6.88   $ 6.87
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .34       .38      .42       .42      .43
--------------------------------------------------------------------------------
  Net realized and unrealized        .17      .00^b      .23     (.48)      .01
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations   .51       .38      .65     (.06)      .44
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.42)     (.27)    (.36)     (.22)    (.40)
--------------------------------------------------------------------------------
  Net realized gains on               --        --       --     (.11)    (.03)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.42)     (.27)    (.36)     (.33)    (.43)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.98    $ 6.89   $ 6.78    $ 6.49   $ 6.88
--------------------------------------------------------------------------------
Total Return (%)                    7.66      5.75    10.56     (.95)     6.57
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            165       182      102        94      106
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .55      .58^c      .58       .57      .57
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .55      .57^c      .58       .57      .57
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income      5.03      5.47     6.55      6.38     6.34
 (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         262^e      169^e      288        86      115
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The amount of net realized and unrealized gain shown for a share outstanding for the year ended December 31, 2001 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values of the investments of the Portfolio.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .57% and .57%, respectively.

^d As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $.02, increase net realized and unrealized gains and losses per share by $.02, and decrease the ratio of net investment income to average net assets from 5.74% to 5.47%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

^e The portfolio turnover rate including mortgage dollar roll transactions was 276% and 193% for the years ended December 31, 2002 and December 31, 2001, respectively.

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio typically will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of two analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Top-down analysis. The managers consider the economic outlooks for various sectors and industries, while looking for those that may benefit from changes in the overal business environment.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities, issuers and countries represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated or other investments offer better opportunities.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and US government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the US. In such a case, the portfolio would not be pursuing its investment objective.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o    at times, market conditions might make it hard to value some investments

o    derivatives could produce disproportionate losses

This portfolio is designed for investors who are interested in a broadly diversified international investment with the emphasis on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   37.82       -0.85      11.11       14.78       9.07      18.49       54.51      -21.70     -30.86     -18.37

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -18.80%, Q3 2002

2003 Total Return as of March 31: -8.90%

Average Annual Total Returns (%) as of 12/31/2002

                              1 Year                   5 Years        10 Years
-------------------------------------------------------------------------------
Portfolio -- Class A           -18.37                  -4.15            4.40

Index                          -15.80                  -2.72            4.16
-------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) Europe, Australia, the Far East (EAFE) & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.87%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.16
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        1.03
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                        1 Year       3 Years        5 Years           10 Years
--------------------------------------------------------------------------------
Class A Shares           $105         $328            $569             $1,259
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Alex Tedder                               Clare Gray                              Marc Slendebroek
Managing Director of Deutsche Asset       CFA, Director of Deutsche Asset         Director of Deutsche Asset
Management and Lead Manager of            Management and Co-Manager of the        Management and Co-Manager of the
the portfolio.                            portfolio.                              portfolio.
  o Joined Deutsche Asset Management in    o Joined Deutsche Asset Management      o Joined Deutsche Asset Management
    1994 after four years of experience      in 1993 and the portfolio in 2002.      in 1994 and the portfolio in 1999.
    managing European equities as well     o Portfolio manager with primary        o Over 13 years of investment
    as responsibility for insurance          focus on European markets and           industry experience.
    sector at Schroder Investment            senior analyst covering global        o MA, University of Leiden
    Management.                              telecommunications and pulp and         (Netherlands).
  o Head of International Select Equity      paper.
    strategy; portfolio manager and        o 10 years of investment industry
    analyst for Core EAFE                    experience.
    strategy: London.
  o MA, Freiburg University.
  o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PriecewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

International Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,           2002       2001      2000     1999       1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 8.05    $14.26   $20.34    $14.56   $14.11
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a             .05       .06      .08      .12^b     .13
--------------------------------------------------------------------------------
  Net realized and unrealized     (1.52)    (3.97)   (4.24)      7.17     2.29
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  (1.47)    (3.91)   (4.16)      7.29     2.42
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.06)     (.05)    (.09)     (.02)    (.26)
--------------------------------------------------------------------------------
  Net realized gains on               --    (2.25)   (1.83)    (1.49)   (1.71)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.06)    (2.30)   (1.92)    (1.51)   (1.97)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.52    $ 8.05   $14.26    $20.34   $14.56
--------------------------------------------------------------------------------
Total Return (%)                  (18.37)   (30.86)  (21.70)    54.51    18.49
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            412       513      720       874      509
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense    1.03     1.01^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense     1.03     1.00^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .73       .64      .48       .76      .90
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          123       105       79        86       71
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.00% and 1.00% for Class A.

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change any portfolio's investment objective without seeking shareholder approval. For Bond Portfolio, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's 80% investment policy.

o As a temporary defensive measure, each portfolio (except Bond Portfolio) may invest, without limit, in relatively stable investments, such as money market securities. In such a case, the portfolio would not be pursuing, and may not achieve, its investment objective.

o The portfolios may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each portfolio's investment decisions, buys and sells securities for the portfolios and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio during the most recent fiscal year, as a percentage of each portfolio's average daily net assets.

Portfolio Name                               Fee Paid
--------------------------------------------------------------------------------
Money Market Portfolio                       0.37%

Bond Portfolio                               0.48

International Portfolio                      0.87
--------------------------------------------------------------------------------


Subadvisor for International Portfolio

On June 11, 2002, the Portfolio's Board approved a subadvisory agreement between DeIM and Deutsche Asset Management Services Ltd. ("DeAMIS"). DeAMIS, One Appold Street, London, England, an affiliate of the advisor, is the subadvisor to the International Portfolio. DeAMIS provides a full range of international investment advisory services to institutional and retail clients. DeAMIS is an indirect, wholly owned subsidiary of Deutsche Bank AG. DeIM pays a fee to DeAMIS for acting as subadvisor to the Portfolio.

--------------------------------------------------------------------------------
Your Investment in the Portfolios


The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.


Buying and Selling Shares

Each portfolio, except Money Market Portfolio, offers two classes of shares. Class A shares are offered at net asset value and are not subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). For Money Market Portfolio, the share price or net asset value per share is normally $1.00, calculated at amortized cost.

Once an order is received by Scudder Investments Service Company, and it has determined that it is in "good order," it will be processed at the next share price calculated. Since Money Market Portfolio will be investing in instruments that normally require immediate payment in Federal funds (monies credited to a bank's account with its regional Federal Reserve Bank), that portfolio has adopted certain procedures for the convenience of its shareholders and to ensure that Money Market Portfolio receives investable funds.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of contract and policy holders in such portfolio.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in any such event.

How the Portfolios Calculate Share Price

The share price at which you purchase each portfolio is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for each portfolio is the portfolio's NAV.

Except with Money Market Portfolio, we typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a portfolio's Board which are intended to reflect fair value when a market quotation or a pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market of which the security is principally traded (for example, a foreign exchange or market). In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. With Money Market Portfolio, we use amortized cost value (the method used by most money market funds).

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolios don't price their shares.

Distributions

Money Market Portfolio intends to declare its net investment income as a dividend daily and distribute dividends monthly. All other portfolios intend to declare and distribute dividends from their net investment income and capital gains, if any, annually. Any of the portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

--------------------------------------------------------------------------------
To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and a portfolio's performance. They also have detailed performance figures, a list of everything each portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090

                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder Variable Series I


o   Capital Growth Portfolio




Prospectus

May 1, 2003


Class A Shares




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents


How the Portfolio Works                   Your Investment in the Portfolio

  3  Capital Growth Portfolio             8  Buying and Selling Shares

  7  Other Policies and Risks             9  How the Portfolio Calc

  7  The Investment Advisor               9  Distributions

                                          9  Taxes




How the Portfolio Works

The portfolio is designed to serve as an investment option for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolio is made in conjunction with one of these contracts or policies.

Remember that the portfolio is not a bank deposit. It's not insured or guaranteed by the FDIC or any other government agency. Its share price will go up and down, and you could lose money by investing in it.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Capital Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The portfolio invests at least 65% of total assets in common stocks of US companies. Although the portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies in the Standard & Poor's 500r Composite Stock Price Index (the "S&P 500 Index") or the Russell 1000r Growth Index (as of December 31, 2002, the S&P 500 Index and the Russell 1000 Growth Index had median market capitalizations of $6.7 billion and $2.9 billion, respectively). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of these Indices.

In choosing stocks, the portfolio managers look for individual companies that have the potential to display above-average earnings growth relative to other companies, are industry leaders, or have the potential to become industry leaders, have strong product position and effective company management. The managers also analyze many other factors including earnings stability, financial position and stock valuation.

The managers will normally sell a stock when they believe its potential risks have increased, its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities, or as industry exposures are adjusted.

Other Investments

The portfolio may invest up to 20% of its net assets in intermediate to longer-term debt securities. Generally, these securities will be in the top four grades of credit quality (i.e. BBB/Baa and above). In order to reduce risk, as market or economic conditions periodically warrant, the portfolio may also invest up to 25% of its assets in short-term debt instruments. While the portfolio invests mainly in US stocks, it could invest up to 25% of total assets in foreign equity securities.

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the portfolio may use futures, options and covered call options. The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Growth Investing Risk. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks or other matters

o    derivatives could produce disproportionate losses

This portfolio may make sense for investors seeking long-term growth.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   20.88       -9.67      28.65       20.13      35.76      23.23       35.23      -9.90      -19.36     -29.18

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 25.80%, Q4 1998                   Worst Quarter: -19.94%, Q3 2001

2003 Total Return as of March 31: -0.69%

Average Annual Total Returns (%) as of 12/31/2002

                                  1 Year            5 Years          10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A              -29.18              -3.03              6.98

Index 1                           -22.10              -0.59              9.34

Index 2                           -27.88              -3.84              6.70
--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Russell 1000 Growth Index, an unmanaged capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted-growth values.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.47%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.04
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.51
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                                1 Year       3 Years      5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares                   $52          $164          $285          $640
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Julie M. Van Cleave
CFA, Managing Director of Deutsche Asset  Jack A. Zehner                               Thomas J. Schmid
Management and Portfolio Manager of       Director of Deutsche Asset Management        CFA, Director of Deutsche Asset
the portfolio.                            and Portfolio Manager of the portfolio.      Management and Portfolio Manager of
  o Joined Deutsche Asset Management and    o Joined Deutsche Asset Management and     the portfolio.
    the portfolio in 2002.                    the portfolio in 2002.                     o Joined Deutsche Asset Management and
  o Head of Large Cap Growth Portfolio      o Previous experience includes eight           the portfolio in 2002.
    Selection Team.                           years' investment industry                 o Previous experience includes
  o Previous experience includes 18           experience at Mason Street Advisors          15 years' investment industry
    years' investment industry experience     where he served most recently as             experience, most recently as
    at Mason Street Advisors, most            Director -- Common Stock.                    Director -- Common Stock at Mason
    recently serving as Managing Director   o MBA, Marquette University.                   Street Advisors.
    and team leader for the large cap                                                    o MBA, University of Chicago.
    investment team.
  o MBA, University of Wisconsin --
    Madison.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Capital Growth Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001      2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $16.36    $23.07   $29.13    $23.95   $20.63
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .05       .05      .08       .10      .16
--------------------------------------------------------------------------------
  Net realized and unrealized      (4.82)    (4.21)   (2.63)      7.64     4.46
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations (4.77)    (4.16)   (2.55)      7.74     4.62
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.05)     (.08)    (.07)     (.07)    (.17)
--------------------------------------------------------------------------------
  Net realized gains on               --    (2.47)   (3.44)    (2.49)   (1.13)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.05)    (2.55)   (3.51)    (2.56)   (1.30)
--------------------------------------------------------------------------------
Net asset value, end of period    $11.54    $16.36   $23.07    $29.13   $23.95
--------------------------------------------------------------------------------
Total Return (%)                  (29.18)   (19.36)  (9.90)     35.23    23.23
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            558       866    1,126     1,254      901
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .51      .52^b      .49       .49      .50
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .51      .50^b      .49       .49      .50
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .38       .27      .30       .43      .75
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           25        33       55        66       55
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .50% and .50% for Class A.

Other Policies and Risks

While the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change the portfolio's investment objective without seeking shareholder approval.

o The portfolio may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

This prospectus doesn't tell you about every policy or risk of investing in the portfolio. If you want more information on the portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.


The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the portfolio's investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The portfolio's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from the portfolio. The portfolio paid 0.47% during the most recent fiscal year, as a percentage of the portfolio's average daily net assets.

--------------------------------------------------------------------------------
Your Investment in the Portfolio


The information in this section may affect anyone who selects the portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.


Buying and Selling Shares

The portfolio offers two classes of shares. Class A shares are offered at net asset value and are not subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolio just described) are the insurance companies that offer the portfolio as a choice for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolio is open for business each day the New York Stock Exchange is open. The portfolio calculates its share price as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is in "good order," it will be processed at the next share price calculated.

The portfolio may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from the portfolio, orderly portfolio management could be disrupted to the potential detriment of contract and policy holders in such portfolio.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in any such event.

How the Portfolio Calculates Share Price

The share price at which you purchase the portfolio is its net asset value per share, or NAV. To calculate NAV, the portfolio uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for the portfolio is the portfolio's NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by the portfolio's Board which are intended to reflect fair value when a market quotation or a pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market of which the security is principally traded (for example, a foreign exchange or market). In such a case, the portfolio's value for a security is likely to be different from the last quoted market price or pricing service information.

To the extent that the portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolio doesn't price its shares.

Distributions

The portfolio intends to declare and distribute dividends from its net investment income and capital gains, if any, annually. The portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolio unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the portfolio for federal income tax purposes.

Taxes

The portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The portfolio intends to comply with these requirements. If the portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

--------------------------------------------------------------------------------
To Get More Information


Shareholder reports -- These include commentary from the portfolio's management team about recent market conditions and the portfolio's performance. They also have detailed performance figures, a list of everything the portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about the portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090

                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder Variable Series I


o   Money Market Portfolio*

o   International Portfolio




Prospectus

May 1, 2003


Class A Shares




* Money Market Portfolio does not offer separate classes of shares.

This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents

How the Portfolios Work                   Your Investment in the Portfolios

  3  Money Market Portfolio               12  Buying and Selling Shares

  6  International Portfolio              13  How the Portfolios Calculate
                                              Share Price
 10  Other Policies and Risks
                                          13  Distributions
 11  The Investment Advisor
                                          13  Taxes




How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Money Market Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income.

The portfolio pursues its goal by investing exclusively in high quality short-term securities.

The portfolio may buy securities from many types of issuers, including the US government, banks (both US and foreign), corporations and municipalities. However, everything the portfolio buys must meet the rules for money market fund investments (see Money Fund Rules below). In addition, the portfolio currently intends to buy only securities that are in the top credit grade for short-term securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days and be denominated in US dollars

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments. An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the portfolio.

As with most money market funds, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

A second risk factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio's performance. To the extent that the portfolio emphasizes certain sectors of the short-term securities market, the portfolio increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable US securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other matters

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o over time, inflation may erode the real value of an investment in the portfolio

o the counterparty to a repurchase agreement or other transaction could default on its obligations

This portfolio may make sense for investors who are interested in capital preservation or want a portfolio for the cash portion of an allocation plan.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio. The performance of the portfolio varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

    2.54        3.72       5.65       5.09        5.25       5.29       4.99        6.21       3.88       1.49

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 1.60%, Q4 2000                    Worst Quarter: 0.35%, Q4 2002

2003 Total Return as of March 31: 0.26%

Average Annual Total Returns (%) as of 12/31/2002

                 1 Year                  5 Years                     10 Years
--------------------------------------------------------------------------------
                  1.49                     4.36                         4.40
--------------------------------------------------------------------------------

Seven-day yield as of December 31, 2002: 1.21%

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.37%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.06
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.43
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of the portfolio to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

            1 Year                3 Years                5 Years       10 Years
--------------------------------------------------------------------------------
             $44                    $138                   $241          $542
--------------------------------------------------------------------------------


The Portfolio Managers

A group of investment professionals is responsible for the day-to-day management of the portfolio. These investment professionals have a broad range of experience managing money market funds.


Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned or lost, assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Money Market Portfolio

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001      2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
period
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income             .015      .038     .060      .049     .052
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.015)    (.038)   (.060)    (.049)   (.052)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Total Return (%)                    1.49      3.88     6.21      4.99     5.29
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            101       139      121       179      148
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .43      .46^a      .46       .43      .44
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .43      .45^a      .46       .43      .44
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)  1.49      3.77     6.00      4.90     5.17
--------------------------------------------------------------------------------

^a The ratios of expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .45% and .45%, respectively.

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio typically will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of two analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Top-down analysis. The managers consider the economic outlooks for various sectors and industries, while looking for those that may benefit from changes in the overal business environment.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities, issuers and countries represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated or other investments offer better opportunities.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and US government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the US. In such a case, the portfolio would not be pursuing its investment objective.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o    at times, market conditions might make it hard to value some investments

o    derivatives could produce disproportionate losses

This portfolio is designed for investors who are interested in a broadly diversified international investment with the emphasis on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   37.82       -0.85      11.11       14.78       9.07      18.49       54.51      -21.70     -30.86     -18.37

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -18.80%, Q3 2002

2003 Total Return as of March 31: -8.90%

Average Annual Total Returns (%) as of 12/31/2002

                              1 Year                   5 Years        10 Years
-------------------------------------------------------------------------------
Portfolio -- Class A           -18.37                  -4.15            4.40

Index                          -15.80                  -2.72            4.16
-------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) Europe, Australia, the Far East (EAFE) & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.87%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.16
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        1.03
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                        1 Year       3 Years        5 Years           10 Years
--------------------------------------------------------------------------------
Class A Shares           $105         $328            $569             $1,259
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Alex Tedder                               Clare Gray                              Marc Slendebroek
Managing Director of Deutsche Asset       CFA, Director of Deutsche Asset         Director of Deutsche Asset
Management and Lead Manager of            Management and Co-Manager of the        Management and Co-Manager of the
the portfolio.                            portfolio.                              portfolio.
  o Joined Deutsche Asset Management in    o Joined Deutsche Asset Management      o Joined Deutsche Asset Management
    1994 after four years of experience      in 1993 and the portfolio in 2002.      in 1994 and the portfolio in 1999.
    managing European equities as well     o Portfolio manager with primary        o Over 13 years of investment
    as responsibility for insurance          focus on European markets and           industry experience.
    sector at Schroder Investment            senior analyst covering global        o MA, University of Leiden
    Management.                              telecommunications and pulp and         (Netherlands).
  o Head of International Select Equity      paper.
    strategy; portfolio manager and        o 10 years of investment industry
    analyst for Core EAFE                    experience.
    strategy: London.
  o MA, Freiburg University.
  o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PriecewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

International Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,           2002       2001      2000     1999       1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 8.05    $14.26   $20.34    $14.56   $14.11
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a             .05       .06      .08      .12^b     .13
--------------------------------------------------------------------------------
  Net realized and unrealized     (1.52)    (3.97)   (4.24)      7.17     2.29
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  (1.47)    (3.91)   (4.16)      7.29     2.42
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.06)     (.05)    (.09)     (.02)    (.26)
--------------------------------------------------------------------------------
  Net realized gains on               --    (2.25)   (1.83)    (1.49)   (1.71)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.06)    (2.30)   (1.92)    (1.51)   (1.97)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.52    $ 8.05   $14.26    $20.34   $14.56
--------------------------------------------------------------------------------
Total Return (%)                  (18.37)   (30.86)  (21.70)    54.51    18.49
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            412       513      720       874      509
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense    1.03     1.01^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense     1.03     1.00^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .73       .64      .48       .76      .90
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          123       105       79        86       71
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.00% and 1.00% for Class A.

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change any portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, each portfolio may invest, without limit, in relatively stable investments, such as money market securities. In such a case, a portfolio would not be pursuing, and may not achieve, its investment objective.

o The portfolios may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each portfolio's investment decisions, buys and sells securities for the portfolios and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio during the most recent fiscal year, as a percentage of each portfolio's average daily net assets.

Portfolio Name                               Fee Paid
--------------------------------------------------------------------------------
Money Market Portfolio                       0.37%

International Portfolio                      0.87
--------------------------------------------------------------------------------

Subadvisor for International Portfolio

On June 11, 2002, the Portfolio's Board approved a subadvisory agreement between DeIM and Deutsche Asset Management Services Ltd. ("DeAMIS"). DeAMIS, One Appold Street, London, England, an affiliate of the advisor, is the subadvisor to the International Portfolio. DeAMIS provides a full range of international investment advisory services to institutional and retail clients. DeAMIS is an indirect, wholly owned subsidiary of Deutsche Bank AG. DeIM pays a fee to DeAMIS for acting as subadvisor to the Portfolio.

--------------------------------------------------------------------------------
Your Investment in the Portfolios


The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.


Buying and Selling Shares

International Portfolio offers two classes of shares. Class A shares are offered at net asset value and are not subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). For Money Market Portfolio, the share price or net asset value per share is normally $1.00, calculated at amortized cost.

Once an order is received by Scudder Investments Service Company, and it has determined that it is in "good order," it will be processed at the next share price calculated. Since Money Market Portfolio will be investing in instruments that normally require immediate payment in Federal funds (monies credited to a bank's account with its regional Federal Reserve Bank), that portfolio has adopted certain procedures for the convenience of its shareholders and to ensure that Money Market Portfolio receives investable funds.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of contract and policy holders in such portfolio.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in any such event.

How the Portfolios Calculate Share Price

The share price at which you purchase each portfolio is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for each portfolio is the portfolio's NAV.

Except with Money Market Portfolio, we typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a portfolio's Board which are intended to reflect fair value when a market quotation or a pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market of which the security is principally traded (for example, a foreign exchange or market). In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. With Money Market Portfolio, we use amortized cost value (the method used by most money market funds).

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolios don't price their shares.

Distributions

Money Market Portfolio intends to declare its net investment income as a dividend daily and distribute dividends monthly. All other portfolios intend to declare and distribute dividends from their net investment income and capital gains, if any, annually. Any of the portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

--------------------------------------------------------------------------------
To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and a portfolio's performance. They also have detailed performance figures, a list of everything each portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090

                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder Variable Series I


o   Growth and Income Portfolio




Prospectus

May 1, 2003


Class A Shares




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents


How the Portfolio Works                     Your Investment in the Portfolio

  3  Growth and Income Portfolio            8  Buying and Selling Shares

  7  Other Policies and Risks               9  How the Portfolio Calculates
                                               Share Price
  7  The Investment Advisor
                                            9  Distributions

                                            9  Taxes


How the Portfolio Works

This portfolio is designed to serve as an investment option for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolio is made in conjunction with one of these contracts or policies.

Remember that the portfolio is not a bank deposit. It's not insured or guaranteed by the FDIC or any other government agency. Its share price will go up and down, and you could lose money by investing in it.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Growth and Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large US companies. The portfolio may invest up to 25% of its total assets in foreign securities.

In choosing stocks for the portfolio, the portfolio managers consider yield and other valuation and growth factors, meaning that they focus the portfolio's investments on securities of US companies whose dividend and earnings prospects are believed to be attractive relative to the portfolio's benchmark index, the S&P 500. The portfolio may invest in dividend paying and non-dividend paying stocks.

The managers use bottom-up analysis, looking for companies with strong prospects for continued growth of capital and earnings.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the securities, issuers and economic sectors represented. The portfolio normally will, but is not obligated to, sell a stock if its yield or growth prospects are expected to be below the benchmark average.

The managers may also sell a stock when the managers believe its fundamental factors have changed, to manage overall risk of the portfolio, when other investments offer better opportunities or in the course of adjusting its emphasis on or within a given industry.

Other Investments

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock portfolios, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-sized companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the fund has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other matters

o    derivatives could produce disproportionate losses

This portfolio may make sense for investors interested in an equity fund to provide long-term growth and some current income.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                          31.74       22.17      30.47       7.18       5.80       -2.10      -11.30     -23.13

-------------------------------------------------------------------------------------------------------------------
                           1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:
Best Quarter: 15.86%, Q2 1997                   Worst Quarter: -16.73%, Q3 2002
2003 Total Return as of March 31: -1.77%


Average Annual Total Returns (%) as of 12/31/2002

                                  1 Year          5 Year      Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class A              -23.13          -5.42         6.08

Index                             -22.10          -0.59         9.96
--------------------------------------------------------------------------------

Index: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

*   Inception: May 2, 1994. Index comparison begins April 30, 1994.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.09
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.57
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                         1 Year       3 Years         5 Years        10 Years
--------------------------------------------------------------------------------
Class A Shares            $58           $183           $318            $714
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Kathleen Millard                          Gregory Adams                              Andrew Brudenell
CFA, Managing Director of Deutsche Asset  CFA, Senior Vice President of Deutsche     CFA, Vice President of Deutsche Asset
Management and Lead Manager of the        Asset Management and Portfolio Manager     Management and Portfolio Manager of the
portfolio.                                of the portfolio.                          portfolio.
  o Joined Deutsche Asset Management in      o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management in
    1991 and the portfolio in 1994.            1999 and the portfolio in 1999.           1997 and the portfolio in 2003.
  o Over 20 years of investment industry     o Over 15 years of investment             o Portfolio Manager for US Large Cap
    experience.                                industry experience.                      Core Equity: New York.
                                             o Previously managed Chase Vista          o MS, London School of Economics.
                                               Growth & Income Fund, Chase Vista
                                               Large Cap Equity Fund, Chase Vista
                                               Balanced Fund and other equity
                                               portfolios for Chase Asset
                                               Management.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Growth and Income Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001      2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 8.90    $10.38   $10.96    $11.25   $11.48
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .07       .09      .11       .22      .27
--------------------------------------------------------------------------------
  Net realized and unrealized     (2.12)    (1.23)    (.33)       .46      .54
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  (2.05)    (1.14)    (.22)       .68      .81
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.08)     (.12)    (.15)     (.13)    (.25)
--------------------------------------------------------------------------------
  Net realized gains on               --     (.22)    (.21)     (.84)    (.79)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.08)     (.34)    (.36)     (.97)   (1.04)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.77    $ 8.90   $10.38    $10.96   $11.25
--------------------------------------------------------------------------------
Total Return (%)                  (23.13)   (11.30)  (2.10)      5.80     7.18
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            135       185      185       200      184
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .57      .57%^b      .56       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .57      .56^b      .56       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .92       .94     1.06      2.01     2.41
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           66        67       65        65       39
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .56% and .56% for Class A.

Other Policies and Risks

While the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change the portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, the portfolio may invest, without limit, in relatively stable investments, such as money market securities. In such a case, the portfolio would not be pursuing, and may not achieve, its investment objective.

o The portfolio may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

This prospectus doesn't tell you about every policy or risk of investing in the portfolio. If you want more information on the portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.


The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the portfolio's investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The portfolio's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from the portfolio. The portfolio paid 0.48% during the most recent fiscal year, as a percentage of the portfolio's average daily net assets.

--------------------------------------------------------------------------------
Your Investment in the Portfolio


The information in this section may affect anyone who selects the portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.


Buying and Selling Shares

The portfolio offers two classes of shares. Class A shares are offered at net asset value and are not subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolio just described) are the insurance companies that offer the portfolio as a choice for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolio is open for business each day the New York Stock Exchange is open. The portfolio calculates its share price as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is in "good order," it will be processed at the next share price calculated.

The portfolio may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of contract and policy holders in such portfolio.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in any such event.

How the Portfolio Calculates Share Price

The share price at which you purchase the portfolio is its net asset value per share, or NAV. To calculate NAV, the portfolio uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for the portfolio is the portfolio's NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by the portfolio's Board which are intended to reflect fair value when a market quotation or a pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market of which the security is principally traded (for example, a foreign exchange or market). In such a case, the portfolio's value for a security is likely to be different from the last quoted market price or pricing service information.

To the extent that the portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolio doesn't price its shares.

Distributions

The portfolio intends to declare and distribute dividends from its net investment income and capital gains, if any, annually. The portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolio unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the portfolio for federal income tax purposes.

Taxes

The portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The portfolio intends to comply with these requirements. If the portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

--------------------------------------------------------------------------------
To Get More Information


Shareholder reports -- These include commentary from the portfolio's management team about recent market conditions and the portfolio's performance. They also have detailed performance figures, a list of everything the portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about the portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each portfolio, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090

                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder Variable Series I


o   Money Market Portfolio*

o   Bond Portfolio

o   Growth and Income Portfolio

o   Capital Growth Portfolio




Prospectus

May 1, 2003


Class A Shares




* Money Market Portfolio does not offer separate classes of shares.

This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents


How the Portfolios Work                    Your Investment in the Portfolios

  3  Money Market Portfolio                20  Buying and Selling Shares

  6  Bond Portfolio                        21  How the Portfolios Calculate
                                               Share Price
 11  Growth and Income Portfolio
                                           21  Distributions
 15  Capital Growth Portfolio
                                           21  Taxes
 19  Other Policies and Risks

 19  The Investment Advisor




How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Money Market Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income.

The portfolio pursues its goal by investing exclusively in high quality short-term securities.

The portfolio may buy securities from many types of issuers, including the US government, banks (both US and foreign), corporations and municipalities. However, everything the portfolio buys must meet the rules for money market fund investments (see Money Fund Rules below). In addition, the portfolio currently intends to buy only securities that are in the top credit grade for short-term securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days and be denominated in US dollars

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments. An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the portfolio.

As with most money market funds, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

A second risk factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio's performance. To the extent that the portfolio emphasizes certain sectors of the short-term securities market, the portfolio increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable US securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other matters

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o over time, inflation may erode the real value of an investment in the portfolio

o the counterparty to a repurchase agreement or other transaction could default on its obligations

This portfolio may make sense for investors who are interested in capital preservation or want a portfolio for the cash portion of an allocation plan.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio. The performance of the portfolio varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

    2.54        3.72       5.65       5.09        5.25       5.29       4.99        6.21       3.88       1.49

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 1.60%, Q4 2000                    Worst Quarter: 0.35%, Q4 2002

2003 Total Return as of March 31: 0.26%

Average Annual Total Returns (%) as of 12/31/2002

                 1 Year                  5 Years                     10 Years
--------------------------------------------------------------------------------
                  1.49                     4.36                         4.40
--------------------------------------------------------------------------------

Seven-day yield as of December 31, 2002: 1.21%

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.37%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.06
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.43
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of the portfolio to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

            1 Year                3 Years                5 Years       10 Years
--------------------------------------------------------------------------------
             $44                    $138                   $241          $542
--------------------------------------------------------------------------------


The Portfolio Managers

A group of investment professionals is responsible for the day-to-day management of the portfolio. These investment professionals have a broad range of experience managing money market funds.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned or lost, assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Money Market Portfolio

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001      2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
period
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income             .015      .038     .060      .049     .052
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.015)    (.038)   (.060)    (.049)   (.052)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Total Return (%)                    1.49      3.88     6.21      4.99     5.29
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            101       139      121       179      148
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .43      .46^a      .46       .43      .44
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .43      .45^a      .46       .43      .44
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)  1.49      3.77     6.00      4.90     5.17
--------------------------------------------------------------------------------

^a The ratios of expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .45% and .45%, respectively.

Bond Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities. It does this by using a flexible investment program that emphasizes high-grade bonds. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in bonds of any maturity.

This portfolio normally invests at least 65% of total assets in bonds of the top three grades of credit quality. The portfolio could put up to 20% of total assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade
B). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and higher risk of default.

The portfolio can buy many types of income-producing securities, including corporate bonds (historically the backbone of the portfolio), US government and agency bonds and mortgage- and asset-backed securities. Generally, most are from US issuers, but bonds of foreign issuers are also permitted. The portfolio may invest up to 20% of its net assets in foreign debt securities.

The portfolio managers may shift the proportions of the portfolio's holdings, favoring different types of securities at different times while still maintaining variety in terms of the companies and industries represented. In making buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market.

In choosing individual bonds, the managers use independent analysis of issuers' creditworthiness to look for bonds that, for example, show improving credit. Although the managers may adjust the portfolio's duration (a measure of sensitivity to interest rate movements), they generally intend to keep it between four and six years.

Other Investments

Although not one of its principal investment strategies, the portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). The advisor may use these and other types of derivatives in circumstances where the advisor believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) The longer the effective maturity of the portfolio's securities, the more sensitive it will be to interest rate changes. In addition to general risks associated with changing interest rates, the portfolio may also be subject to additional, specific risks. As interest rates decline, the issuers of securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This prepayment may reduce the portfolio's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of the security. Because the portfolio may invest in mortgage-related securities, it is more vulnerable to both of these risks.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment grade bonds. In some cases, bonds may decline in credit quality or go into default.

Market Risk. Deteriorating market conditions might cause a general weakness in the market that reduces the overall level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the portfolio by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the portfolio emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Foreign Investing Risk. The risks of investing in foreign securities are generally greater than those of investing in domestic securities. A foreign government could expropriate or nationalize assets, impose withholding or other taxes on dividend, interest or other payments and prohibit transactions in the country's currency. In many foreign countries, securities markets are less liquid, more volatile and subject to less stringent government regulation than US securities markets.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of economic trends, issuers, industries or other matters

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments. As a result, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates the price of its securities, you may not receive the full market value for your portfolio shares when you sell.

This portfolio is designed for investors who are looking for a relatively high level of income and can accept a moderate level of risk to their investment.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   12.38       -4.79      18.17       2.82        9.10       6.57       -0.95      10.56       5.75       7.66

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:
Best Quarter: 5.70%, Q2 1995                    Worst Quarter -3.89%, Q1 1994
2003 Total Return as of March 31: 1.43%

Average Annual Total Returns (%) as of 12/31/2002

                                     1 Year              5 Years       10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A                   7.66                5.85          6.54

Index                                 10.25                7.55          7.51
--------------------------------------------------------------------------------

Index: Lehman Brothers Aggregate Bond Index, an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.07
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.55
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                       1 Year          3 Years         5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares          $56             $176             $307         $689
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

David Baldt                              Daniel R. Taylor                              Brett Diment
CFA, Managing Director of Deutsche       CFA, Managing Director of Deutsche            Managing Director of Deutsche Asset
Asset Management and Co-Manager of       Asset Management and Co-Manager of the        Management and Consultant to the
the portfolio.                           portfolio.                                    portfolio.
  o Joined Deutsche Asset Management       o Joined Deutsche Asset Management            o Joined Deutsche Asset Management
    in 1989 and the portfolio in 2002.       in 1998 and the portfolio in 2002.            in 1991 and the portfolio in 2002.
  o Began investment career in 1971.       o Prior to that, fixed income portfolio       o Over 13 years of investment industry
                                             manager, asset-backed securities              experience.
J. Christopher Gagnier                       analyst and senior credit analyst,          o Head of Emerging Debt: London.
Managing Director of Deutsche Asset          CoreStates Investment Advisors,             o Began investment career in 1991.
Management and Co-Manager of                 from 1992 to 1998.
the portfolio.                                                                         Timothy C. Vile
  o Joined Deutsche Asset Management     Thomas Flaherty                               CFA, Managing Director of Deutsche
    in 1997 and the portfolio in 2002.   Managing Director of Deutsche Asset           Asset Management and Co-Manager to the
  o Prior to that, portfolio manager,    Management and Co-Manager of the              portfolio.
    Paine Webber (1984-1997).            portfolio.                                      o Joined Deutsche Asset Management
  o Began investment career in 1979.       o Joined Deutsche Asset Management              in 1991 with 6 years that included
  o MBA, University of Chicago.              in 1995 and the portfolio in 2002.            portfolio manager for fixed income
                                           o Began investment career in 1984.              portfolios at Equitable Capita
Gary W. Bartlett                                                                           Management.
CFA, Managing Director of Deutsche       Andrew P. Cestone                               o Portfolio manager for Core Fixed
Asset Management and Co-Manager of the   Managing Director of Deutsche Asset               Income and Global Aggregate Fixed Income.
portfolio.                               Management and Co-Manager of the                o Joined the portfolio in 2002.
  o Joined Deutsche Asset Management     portfolio.
    in 1992 and the portfolio in 2002.     o Joined Deutsche Asset Management
  o Began investment career in 1982.         in 1998 and the portfolio in 2002.
  o MBA, Drexel University.                o Prior to that, Investment Analyst,
                                             Phoenix Investment Partners, from
Warren S. Davis                              1997 to 1998.
Managing Director of Deutsche Asset        o Prior to that, Credit Officer, asset
Management and Co-Manager of                 based lending group, Fleet Bank,
the portfolio.                               from 1995 to 1997.
  o Joined Deutsche Asset Management
    in 1995 and the portfolio in 2002.
  o Began investment career in 1985.
  o MBA, Drexel University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Bond Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001^d    2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 6.89    $ 6.78   $ 6.49    $ 6.88   $ 6.87
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .34       .38      .42       .42      .43
--------------------------------------------------------------------------------
  Net realized and unrealized        .17      .00^b      .23     (.48)      .01
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations   .51       .38      .65     (.06)      .44
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.42)     (.27)    (.36)     (.22)    (.40)
--------------------------------------------------------------------------------
  Net realized gains on               --        --       --     (.11)    (.03)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.42)     (.27)    (.36)     (.33)    (.43)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.98    $ 6.89   $ 6.78    $ 6.49   $ 6.88
--------------------------------------------------------------------------------
Total Return (%)                    7.66      5.75    10.56     (.95)     6.57
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            165       182      102        94      106
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .55      .58^c      .58       .57      .57
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .55      .57^c      .58       .57      .57
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income      5.03      5.47     6.55      6.38     6.34
 (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         262^e      169^e      288        86      115
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The amount of net realized and unrealized gain shown for a share outstanding for the year ended December 31, 2001 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values of the investments of the Portfolio.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .57% and .57%, respectively.

^d As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $.02, increase net realized and unrealized gains and losses per share by $.02, and decrease the ratio of net investment income to average net assets from 5.74% to 5.47%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

^e The portfolio turnover rate including mortgage dollar roll transactions was 276% and 193% for the years ended December 31, 2002 and December 31, 2001, respectively.

Growth and Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large US companies. The portfolio may invest up to 25% of its total assets in foreign securities.

In choosing stocks for the portfolio, the portfolio managers consider yield and other valuation and growth factors, meaning that they focus the portfolio's investments on securities of US companies whose dividend and earnings prospects are believed to be attractive relative to the portfolio's benchmark index, the S&P 500. The portfolio may invest in dividend paying and non-dividend paying stocks.

The managers use bottom-up analysis, looking for companies with strong prospects for continued growth of capital and earnings.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the securities, issuers and economic sectors represented. The portfolio normally will, but is not obligated to, sell a stock if its yield or growth prospects are expected to be below the benchmark average.

The managers may also sell a stock when the managers believe its fundamental factors have changed, to manage overall risk of the portfolio, when other investments offer better opportunities or in the course of adjusting its emphasis on or within a given industry.

Other Investments

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock portfolios, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-sized companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the fund has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other matters

o    derivatives could produce disproportionate losses

This portfolio may make sense for investors interested in an equity fund to provide long-term growth and some current income.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                          31.74       22.17      30.47       7.18       5.80       -2.10      -11.30     -23.13

-------------------------------------------------------------------------------------------------------------------
                           1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:
Best Quarter: 15.86%, Q2 1997                   Worst Quarter: -16.73%, Q3 2002
2003 Total Return as of March 31: -1.77%


Average Annual Total Returns (%) as of 12/31/2002

                                  1 Year          5 Year      Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class A              -23.13          -5.42         6.08

Index                             -22.10          -0.59         9.96
--------------------------------------------------------------------------------

Index: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

*   Inception: May 2, 1994. Index comparison begins April 30, 1994.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.09
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.57
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                         1 Year       3 Years         5 Years        10 Years
--------------------------------------------------------------------------------
Class A Shares            $58           $183           $318            $714
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Kathleen Millard                          Gregory Adams                              Andrew Brudenell
CFA, Managing Director of Deutsche Asset  CFA, Senior Vice President of Deutsche     CFA, Vice President of Deutsche Asset
Management and Lead Manager of the        Asset Management and Portfolio Manager     Management and Portfolio Manager of the
portfolio.                                of the portfolio.                          portfolio.
  o Joined Deutsche Asset Management in      o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management in
    1991 and the portfolio in 1994.            1999 and the portfolio in 1999.           1997 and the portfolio in 2003.
  o Over 20 years of investment industry     o Over 15 years of investment             o Portfolio Manager for US Large Cap
    experience.                                industry experience.                      Core Equity: New York.
                                             o Previously managed Chase Vista          o MS, London School of Economics.
                                               Growth & Income Fund, Chase Vista
                                               Large Cap Equity Fund, Chase Vista
                                               Balanced Fund and other equity
                                               portfolios for Chase Asset
                                               Management.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Growth and Income Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001      2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 8.90    $10.38   $10.96    $11.25   $11.48
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .07       .09      .11       .22      .27
--------------------------------------------------------------------------------
  Net realized and unrealized     (2.12)    (1.23)    (.33)       .46      .54
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  (2.05)    (1.14)    (.22)       .68      .81
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.08)     (.12)    (.15)     (.13)    (.25)
--------------------------------------------------------------------------------
  Net realized gains on               --     (.22)    (.21)     (.84)    (.79)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.08)     (.34)    (.36)     (.97)   (1.04)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.77    $ 8.90   $10.38    $10.96   $11.25
--------------------------------------------------------------------------------
Total Return (%)                  (23.13)   (11.30)  (2.10)      5.80     7.18
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            135       185      185       200      184
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .57      .57%^b      .56       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .57      .56^b      .56       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .92       .94     1.06      2.01     2.41
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           66        67       65        65       39
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .56% and .56% for Class A.

Capital Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The portfolio invests at least 65% of total assets in common stocks of US companies. Although the portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies in the Standard & Poor's 500r Composite Stock Price Index (the "S&P 500 Index") or the Russell 1000r Growth Index (as of December 31, 2002, the S&P 500 Index and the Russell 1000 Growth Index had median market capitalizations of $6.7 billion and $2.9 billion, respectively). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of these Indices.

In choosing stocks, the portfolio managers look for individual companies that have the potential to display above-average earnings growth relative to other companies, are industry leaders, or have the potential to become industry leaders, have strong product position and effective company management. The managers also analyze many other factors including earnings stability, financial position and stock valuation.

The managers will normally sell a stock when they believe its potential risks have increased, its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities, or as industry exposures are adjusted.

Other Investments

The portfolio may invest up to 20% of its net assets in intermediate to longer-term debt securities. Generally, these securities will be in the top four grades of credit quality (i.e. BBB/Baa and above). In order to reduce risk, as market or economic conditions periodically warrant, the portfolio may also invest up to 25% of its assets in short-term debt instruments. While the portfolio invests mainly in US stocks, it could invest up to 25% of total assets in foreign equity securities.

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the portfolio may use futures, options and covered call options. The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Growth Investing Risk. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks or other matters

o    derivatives could produce disproportionate losses

This portfolio may make sense for investors seeking long-term growth.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   20.88       -9.67      28.65       20.13      35.76      23.23       35.23      -9.90      -19.36     -29.18

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 25.80%, Q4 1998                   Worst Quarter: -19.94%, Q3 2001

2003 Total Return as of March 31: -0.69%

Average Annual Total Returns (%) as of 12/31/2002

                                  1 Year            5 Years          10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A              -29.18              -3.03              6.98

Index 1                           -22.10              -0.59              9.34

Index 2                           -27.88              -3.84              6.70
--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Russell 1000 Growth Index, an unmanaged capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted-growth values.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.47%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.04
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.51
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                                1 Year       3 Years      5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares                   $52          $164          $285          $640
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Julie M. Van Cleave
CFA, Managing Director of Deutsche Asset  Jack A. Zehner                               Thomas J. Schmid
Management and Portfolio Manager of       Director of Deutsche Asset Management        CFA, Director of Deutsche Asset
the portfolio.                            and Portfolio Manager of the portfolio.      Management and Portfolio Manager of
  o Joined Deutsche Asset Management and    o Joined Deutsche Asset Management and     the portfolio.
    the portfolio in 2002.                    the portfolio in 2002.                     o Joined Deutsche Asset Management and
  o Head of Large Cap Growth Portfolio      o Previous experience includes eight           the portfolio in 2002.
    Selection Team.                           years' investment industry                 o Previous experience includes
  o Previous experience includes 18           experience at Mason Street Advisors          15 years' investment industry
    years' investment industry experience     where he served most recently as             experience, most recently as
    at Mason Street Advisors, most            Director -- Common Stock.                    Director -- Common Stock at Mason
    recently serving as Managing Director   o MBA, Marquette University.                   Street Advisors.
    and team leader for the large cap                                                    o MBA, University of Chicago.
    investment team.
  o MBA, University of Wisconsin --
    Madison.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Capital Growth Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001      2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $16.36    $23.07   $29.13    $23.95   $20.63
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .05       .05      .08       .10      .16
--------------------------------------------------------------------------------
  Net realized and unrealized      (4.82)    (4.21)   (2.63)      7.64     4.46
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations (4.77)    (4.16)   (2.55)      7.74     4.62
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.05)     (.08)    (.07)     (.07)    (.17)
--------------------------------------------------------------------------------
  Net realized gains on               --    (2.47)   (3.44)    (2.49)   (1.13)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.05)    (2.55)   (3.51)    (2.56)   (1.30)
--------------------------------------------------------------------------------
Net asset value, end of period    $11.54    $16.36   $23.07    $29.13   $23.95
--------------------------------------------------------------------------------
Total Return (%)                  (29.18)   (19.36)  (9.90)     35.23    23.23
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            558       866    1,126     1,254      901
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .51      .52^b      .49       .49      .50
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .51      .50^b      .49       .49      .50
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .38       .27      .30       .43      .75
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           25        33       55        66       55
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .50% and .50% for Class A.

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change any portfolio's investment objective without seeking shareholder approval. For Bond Portfolio Portfolio, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's 80% investment policy.

o As a temporary defensive measure, each portfolio (except Bond Portfolio and Capital Growth Portfolio) may invest, without limit, in relatively stable investments, such as money market securities. In such a case, a portfolio would not be pursuing, and may not achieve, its investment objective.

o The portfolios may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.


The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each portfolio's investment decisions, buys and sells securities for the portfolios and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio during the most recent fiscal year, as a percentage of each portfolio's average daily net assets.

Portfolio Name                               Fee Paid
--------------------------------------------------------------------------------
Money Market Portfolio                       0.37%

Bond Portfolio                               0.48

Growth and Income Portfolio                  0.48

Capital Growth Portfolio                     0.47
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Your Investment in the Portfolios


The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.


Buying and Selling Shares

Each portfolio, except Money Market Portfolio, offers two classes of shares. Class A shares are offered at net asset value and are not subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). For Money Market Portfolio, the share price or net asset value per share is normally $1.00, calculated at amortized cost.

Once an order is received by Scudder Investments Service Company, and it has determined that it is in "good order," it will be processed at the next share price calculated. Since Money Market Portfolio will be investing in instruments that normally require immediate payment in Federal funds (monies credited to a bank's account with its regional Federal Reserve Bank), that portfolio has adopted certain procedures for the convenience of its shareholders and to ensure that Money Market Portfolio receives investable funds.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of contract and policy holders in such portfolio.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in any such event.

How the Portfolios Calculate Share Price

The share price at which you purchase each portfolio is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for each portfolio is the portfolio's NAV.

Except with Money Market Portfolio, we typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a portfolio's Board which are intended to reflect fair value when a market quotation or a pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market of which the security is principally traded (for example, a foreign exchange or market). In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. With Money Market Portfolio, we use amortized cost value (the method used by most money market funds).

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolios don't price their shares.

Distributions

Money Market Portfolio intends to declare its net investment income as a dividend daily and distribute dividends monthly. All other portfolios intend to declare and distribute dividends from their net investment income and capital gains, if any, annually. Any of the portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

--------------------------------------------------------------------------------
To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and a portfolio's performance. They also have detailed performance figures, a list of everything each portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090

                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder Variable Series I


o   Money Market Portfolio*

o   Bond Portfolio

o   Growth and Income Portfolio

o   Global Discovery Portfolio

o   International Portfolio



Prospectus

May 1, 2003


Class A Shares




* Money Market Portfolio does not offer separate classes of shares.

This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents


How the Portfolios Work                    Your Investment in the Portfolios

  3  Money Market Portfolio                25  Buying and Selling Shares

  6  Bond Portfolio                        26  How the Portfolios Calculate
                                               Share Price
 11  Growth and Income Portfolio
                                           26  Distributions
 15  Global Discovery Portfolio
                                           26  Taxes
 19  International Portfolio

 23  Other Policies and Risks

 24  The Investment Advisor




How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Money Market Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income.

The portfolio pursues its goal by investing exclusively in high quality short-term securities.

The portfolio may buy securities from many types of issuers, including the US government, banks (both US and foreign), corporations and municipalities. However, everything the portfolio buys must meet the rules for money market fund investments (see Money Fund Rules below). In addition, the portfolio currently intends to buy only securities that are in the top credit grade for short-term securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days and be denominated in US dollars

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments. An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the portfolio.

As with most money market funds, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

A second risk factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio's performance. To the extent that the portfolio emphasizes certain sectors of the short-term securities market, the portfolio increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable US securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other matters

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o over time, inflation may erode the real value of an investment in the portfolio

o the counterparty to a repurchase agreement or other transaction could default on its obligations

This portfolio may make sense for investors who are interested in capital preservation or want a portfolio for the cash portion of an allocation plan.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio. The performance of the portfolio varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

    2.54        3.72       5.65       5.09        5.25       5.29       4.99        6.21       3.88       1.49

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 1.60%, Q4 2000                    Worst Quarter: 0.35%, Q4 2002

2003 Total Return as of March 31: 0.26%

Average Annual Total Returns (%) as of 12/31/2002

                 1 Year                  5 Years                     10 Years
--------------------------------------------------------------------------------
                  1.49                     4.36                         4.40
--------------------------------------------------------------------------------

Seven-day yield as of December 31, 2002: 1.21%

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.37%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.06
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.43
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of the portfolio to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

            1 Year                3 Years                5 Years       10 Years
--------------------------------------------------------------------------------
             $44                    $138                   $241          $542
--------------------------------------------------------------------------------


The Portfolio Managers

A group of investment professionals is responsible for the day-to-day management of the portfolio. These investment professionals have a broad range of experience managing money market funds.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned or lost, assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Money Market Portfolio

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001      2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
period
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income             .015      .038     .060      .049     .052
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.015)    (.038)   (.060)    (.049)   (.052)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Total Return (%)                    1.49      3.88     6.21      4.99     5.29
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            101       139      121       179      148
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .43      .46^a      .46       .43      .44
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .43      .45^a      .46       .43      .44
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)  1.49      3.77     6.00      4.90     5.17
--------------------------------------------------------------------------------

^a The ratios of expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .45% and .45%, respectively.

Bond Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities. It does this by using a flexible investment program that emphasizes high-grade bonds. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in bonds of any maturity.

This portfolio normally invests at least 65% of total assets in bonds of the top three grades of credit quality. The portfolio could put up to 20% of total assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade
B). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and higher risk of default.

The portfolio can buy many types of income-producing securities, including corporate bonds (historically the backbone of the portfolio), US government and agency bonds and mortgage- and asset-backed securities. Generally, most are from US issuers, but bonds of foreign issuers are also permitted. The portfolio may invest up to 20% of its net assets in foreign debt securities.

The portfolio managers may shift the proportions of the portfolio's holdings, favoring different types of securities at different times while still maintaining variety in terms of the companies and industries represented. In making buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market.

In choosing individual bonds, the managers use independent analysis of issuers' creditworthiness to look for bonds that, for example, show improving credit. Although the managers may adjust the portfolio's duration (a measure of sensitivity to interest rate movements), they generally intend to keep it between four and six years.

Other Investments

Although not one of its principal investment strategies, the portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). The advisor may use these and other types of derivatives in circumstances where the advisor believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) The longer the effective maturity of the portfolio's securities, the more sensitive it will be to interest rate changes. In addition to general risks associated with changing interest rates, the portfolio may also be subject to additional, specific risks. As interest rates decline, the issuers of securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This prepayment may reduce the portfolio's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of the security. Because the portfolio may invest in mortgage-related securities, it is more vulnerable to both of these risks.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment grade bonds. In some cases, bonds may decline in credit quality or go into default.

Market Risk. Deteriorating market conditions might cause a general weakness in the market that reduces the overall level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the portfolio by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the portfolio emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Foreign Investing Risk. The risks of investing in foreign securities are generally greater than those of investing in domestic securities. A foreign government could expropriate or nationalize assets, impose withholding or other taxes on dividend, interest or other payments and prohibit transactions in the country's currency. In many foreign countries, securities markets are less liquid, more volatile and subject to less stringent government regulation than US securities markets.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of economic trends, issuers, industries or other matters

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments. As a result, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates the price of its securities, you may not receive the full market value for your portfolio shares when you sell.

This portfolio is designed for investors who are looking for a relatively high level of income and can accept a moderate level of risk to their investment.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   12.38       -4.79      18.17       2.82        9.10       6.57       -0.95      10.56       5.75       7.66

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:
Best Quarter: 5.70%, Q2 1995                    Worst Quarter -3.89%, Q1 1994
2003 Total Return as of March 31: 1.43%

Average Annual Total Returns (%) as of 12/31/2002

                                     1 Year              5 Years       10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A                   7.66                5.85          6.54

Index                                 10.25                7.55          7.51
--------------------------------------------------------------------------------

Index: Lehman Brothers Aggregate Bond Index, an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.07
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.55
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                       1 Year          3 Years         5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares          $56             $176             $307         $689
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

David Baldt                              Daniel R. Taylor                              Brett Diment
CFA, Managing Director of Deutsche       CFA, Managing Director of Deutsche            Managing Director of Deutsche Asset
Asset Management and Co-Manager of       Asset Management and Co-Manager of the        Management and Consultant to the
the portfolio.                           portfolio.                                    portfolio.
  o Joined Deutsche Asset Management       o Joined Deutsche Asset Management            o Joined Deutsche Asset Management
    in 1989 and the portfolio in 2002.       in 1998 and the portfolio in 2002.            in 1991 and the portfolio in 2002.
  o Began investment career in 1971.       o Prior to that, fixed income portfolio       o Over 13 years of investment industry
                                             manager, asset-backed securities              experience.
J. Christopher Gagnier                       analyst and senior credit analyst,          o Head of Emerging Debt: London.
Managing Director of Deutsche Asset          CoreStates Investment Advisors,             o Began investment career in 1991.
Management and Co-Manager of                 from 1992 to 1998.
the portfolio.                                                                         Timothy C. Vile
  o Joined Deutsche Asset Management     Thomas Flaherty                               CFA, Managing Director of Deutsche
    in 1997 and the portfolio in 2002.   Managing Director of Deutsche Asset           Asset Management and Co-Manager to the
  o Prior to that, portfolio manager,    Management and Co-Manager of the              portfolio.
    Paine Webber (1984-1997).            portfolio.                                      o Joined Deutsche Asset Management
  o Began investment career in 1979.       o Joined Deutsche Asset Management              in 1991 with 6 years that included
  o MBA, University of Chicago.              in 1995 and the portfolio in 2002.            portfolio manager for fixed income
                                           o Began investment career in 1984.              portfolios at Equitable Capita
Gary W. Bartlett                                                                           Management.
CFA, Managing Director of Deutsche       Andrew P. Cestone                               o Portfolio manager for Core Fixed
Asset Management and Co-Manager of the   Managing Director of Deutsche Asset               Income and Global Aggregate Fixed Income.
portfolio.                               Management and Co-Manager of the                o Joined the portfolio in 2002.
  o Joined Deutsche Asset Management     portfolio.
    in 1992 and the portfolio in 2002.     o Joined Deutsche Asset Management
  o Began investment career in 1982.         in 1998 and the portfolio in 2002.
  o MBA, Drexel University.                o Prior to that, Investment Analyst,
                                             Phoenix Investment Partners, from
Warren S. Davis                              1997 to 1998.
Managing Director of Deutsche Asset        o Prior to that, Credit Officer, asset
Management and Co-Manager of                 based lending group, Fleet Bank,
the portfolio.                               from 1995 to 1997.
  o Joined Deutsche Asset Management
    in 1995 and the portfolio in 2002.
  o Began investment career in 1985.
  o MBA, Drexel University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Bond Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001^d    2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 6.89    $ 6.78   $ 6.49    $ 6.88   $ 6.87
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .34       .38      .42       .42      .43
--------------------------------------------------------------------------------
  Net realized and unrealized        .17      .00^b      .23     (.48)      .01
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations   .51       .38      .65     (.06)      .44
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.42)     (.27)    (.36)     (.22)    (.40)
--------------------------------------------------------------------------------
  Net realized gains on               --        --       --     (.11)    (.03)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.42)     (.27)    (.36)     (.33)    (.43)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.98    $ 6.89   $ 6.78    $ 6.49   $ 6.88
--------------------------------------------------------------------------------
Total Return (%)                    7.66      5.75    10.56     (.95)     6.57
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            165       182      102        94      106
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .55      .58^c      .58       .57      .57
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .55      .57^c      .58       .57      .57
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income      5.03      5.47     6.55      6.38     6.34
 (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         262^e      169^e      288        86      115
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The amount of net realized and unrealized gain shown for a share outstanding for the year ended December 31, 2001 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values of the investments of the Portfolio.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .57% and .57%, respectively.

^d As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $.02, increase net realized and unrealized gains and losses per share by $.02, and decrease the ratio of net investment income to average net assets from 5.74% to 5.47%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

^e The portfolio turnover rate including mortgage dollar roll transactions was 276% and 193% for the years ended December 31, 2002 and December 31, 2001, respectively.

Growth and Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large US companies. The portfolio may invest up to 25% of its total assets in foreign securities.

In choosing stocks for the portfolio, the portfolio managers consider yield and other valuation and growth factors, meaning that they focus the portfolio's investments on securities of US companies whose dividend and earnings prospects are believed to be attractive relative to the portfolio's benchmark index, the S&P 500. The portfolio may invest in dividend paying and non-dividend paying stocks.

The managers use bottom-up analysis, looking for companies with strong prospects for continued growth of capital and earnings.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the securities, issuers and economic sectors represented. The portfolio normally will, but is not obligated to, sell a stock if its yield or growth prospects are expected to be below the benchmark average.

The managers may also sell a stock when the managers believe its fundamental factors have changed, to manage overall risk of the portfolio, when other investments offer better opportunities or in the course of adjusting its emphasis on or within a given industry.

Other Investments

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock portfolios, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-sized companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the fund has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other matters

o    derivatives could produce disproportionate losses

This portfolio may make sense for investors interested in an equity fund to provide long-term growth and some current income.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                          31.74       22.17      30.47       7.18       5.80       -2.10      -11.30     -23.13

-------------------------------------------------------------------------------------------------------------------
                           1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:
Best Quarter: 15.86%, Q2 1997                   Worst Quarter: -16.73%, Q3 2002
2003 Total Return as of March 31: -1.77%


Average Annual Total Returns (%) as of 12/31/2002

                                  1 Year          5 Year      Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class A              -23.13          -5.42         6.08

Index                             -22.10          -0.59         9.96
--------------------------------------------------------------------------------

Index: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

*   Inception: May 2, 1994. Index comparison begins April 30, 1994.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.09
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.57
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                         1 Year       3 Years         5 Years        10 Years
--------------------------------------------------------------------------------
Class A Shares            $58           $183           $318            $714
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Kathleen Millard                          Gregory Adams                              Andrew Brudenell
CFA, Managing Director of Deutsche Asset  CFA, Senior Vice President of Deutsche     CFA, Vice President of Deutsche Asset
Management and Lead Manager of the        Asset Management and Portfolio Manager     Management and Portfolio Manager of the
portfolio.                                of the portfolio.                          portfolio.
  o Joined Deutsche Asset Management in      o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management in
    1991 and the portfolio in 1994.            1999 and the portfolio in 1999.           1997 and the portfolio in 2003.
  o Over 20 years of investment industry     o Over 15 years of investment             o Portfolio Manager for US Large Cap
    experience.                                industry experience.                      Core Equity: New York.
                                             o Previously managed Chase Vista          o MS, London School of Economics.
                                               Growth & Income Fund, Chase Vista
                                               Large Cap Equity Fund, Chase Vista
                                               Balanced Fund and other equity
                                               portfolios for Chase Asset
                                               Management.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Growth and Income Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001      2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 8.90    $10.38   $10.96    $11.25   $11.48
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .07       .09      .11       .22      .27
--------------------------------------------------------------------------------
  Net realized and unrealized     (2.12)    (1.23)    (.33)       .46      .54
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  (2.05)    (1.14)    (.22)       .68      .81
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.08)     (.12)    (.15)     (.13)    (.25)
--------------------------------------------------------------------------------
  Net realized gains on               --     (.22)    (.21)     (.84)    (.79)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.08)     (.34)    (.36)     (.97)   (1.04)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.77    $ 8.90   $10.38    $10.96   $11.25
--------------------------------------------------------------------------------
Total Return (%)                  (23.13)   (11.30)  (2.10)      5.80     7.18
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            135       185      185       200      184
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .57      .57%^b      .56       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .57      .56^b      .56       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .92       .94     1.06      2.01     2.41
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           66        67       65        65       39
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .56% and .56% for Class A.

Global Discovery Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks above-average capital appreciation over the long term. The portfolio invests at least 65% of total assets in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 20% of the Citigroup Broad Market Index). While the portfolio may invest in securities in any country, it generally focuses on countries within developed economies (including the US). As of December 31, 2002, companies in which the portfolio invests typically have a market capitalization of between $500 million and $5 billion.

In choosing stocks, the portfolio manager uses a combination of three analytical disciplines:

Bottom-up research. The manager looks for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Growth orientation. The manager generally looks for companies that he believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

Analysis of global themes. The manager considers global economic outlooks, seeking to identify industries and companies that are likely to benefit from social, political and economic changes.

The manager generally intends to keep the fund's holdings diversified across countries and regions, although, depending on their outlook, he may increase or reduce the portfolio's exposure to a given area.

The manager will normally sell a stock when he believes its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

Other Investments

The portfolio may invest up to 35% of total assets in common stocks and other equities of large companies or in debt securities (of which a portion, up to 5% of net assets, may be junk bonds, i.e., grade BB/Ba and below). Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and might choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case US and foreign stock markets. When US and foreign stock prices fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the manager could be incorrect in his analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o at times, market conditions might make it hard to value some investments o growth stocks may be out of favor for certain periods

o a bond could decline in credit quality or go into default; this risk is greater with foreign bonds

o    derivatives could produce disproportionate losses

This portfolio may interest long-term investors interested in diversifying a large-cap or domestic portfolio of investments.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                12.38      16.44       65.88      -5.29      -24.59     -19.89

--------------------------------------------------------------------------------
                 1997       1998       1999        2000       2001       2002
--------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 40.96%, Q4 1999                   Worst Quarter: -21.29%, Q3 2001

2003 Total Return as of March 31: -3.44%


Average Annual Total Returns (%) as of 12/31/2002

                             1 Year             5 Years         Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class A         -19.89                2.02                 4.14

Index                        -12.50                0.65                 2.00
--------------------------------------------------------------------------------

Index: Citigroup World Equity Extended Market Index, formerly the Salomon Smith Barney World Equity Extended Market Index, an unmanaged small-capitalization stock universe of 22 countries.

*   Inception: May 1, 1996. Index comparison begins April 30, 1996.

In the bar chart, total returns for 1997 and 1998 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1998 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.98%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses*                                                        0.21
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        1.19
--------------------------------------------------------------------------------

* Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of Scudder Global Discovery Portfolio to 1.25%.

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                             1 Year         3 Years      5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares                $121           $378          $654         $1,443
--------------------------------------------------------------------------------

The Portfolio Manager

The following individual handles the day-to-day management of the portfolio:

Joseph Axtell
CFA, Director of Deutsche Asset Management and
Portfolio Manager of the portfolio.
  o Joined Deutsche Asset Management in 2001.
  o Senior analyst at Merrill Lynch Investment
    Managers for the international equity portion of a global balanced portfolio (1996-2001).
  o Director, International Research at
    PCM  International (1989-1996).
  o Associate manager, structured debt and equity group at Prudential Capital Corporation (1988-1989).
  o Analyst at Prudential-Bache Capital Funding in
    London (1987-1988).
  o Equity analyst in the healthcare sector at Prudential Equity Management
    Associates (1985-1987).
  o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Global Discovery Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,         2002       2001      2000     1999       1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of   $ 8.70     $11.76    $13.18    $ 8.04   $ 7.08
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)^a   (.00)*    (.00)*     (.03)     (.06)    (.03)
--------------------------------------------------------------------------------
  Net realized and unrealized   (1.73)     (2.87)     (.62)      5.30     1.18
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment         (1.73)     (2.87)     (.65)      5.24     1.15
  operations
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            --         --     (.11)        --    (.12)
--------------------------------------------------------------------------------
  Net realized gains on             --      (.19)     (.66)     (.10)    (.07)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions               --      (.19)     (.77)     (.10)    (.19)
--------------------------------------------------------------------------------
Net asset value, end of period  $ 6.97     $ 8.70    $11.76    $13.18   $ 8.04
--------------------------------------------------------------------------------
Total Return (%)                (19.89)    (24.59)   (5.29)     65.88   16.44^b
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period          121        150       159        71       25
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before          1.19      1.23^c      1.28      1.63     1.79
expense reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense   1.19      1.22^c      1.28      1.63     1.72
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income   (.03)       .00^d     (.25)     (.66)    (.40)
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         47         56        66        70       54
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b   Total returns would have been lower had certain expenses not been reduced.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.22% and 1.22% for Class A.

^d   Less than .005%

*    Less than $.005 per share

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio typically will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of two analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Top-down analysis. The managers consider the economic outlooks for various sectors and industries, while looking for those that may benefit from changes in the overal business environment.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities, issuers and countries represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated or other investments offer better opportunities.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and US government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the US. In such a case, the portfolio would not be pursuing its investment objective.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o    at times, market conditions might make it hard to value some investments

o    derivatives could produce disproportionate losses

This portfolio is designed for investors who are interested in a broadly diversified international investment with the emphasis on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   37.82       -0.85      11.11       14.78       9.07      18.49       54.51      -21.70     -30.86     -18.37

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -18.80%, Q3 2002

2003 Total Return as of March 31: -8.90%

Average Annual Total Returns (%) as of 12/31/2002

                              1 Year                   5 Years        10 Years
-------------------------------------------------------------------------------
Portfolio -- Class A           -18.37                  -4.15            4.40

Index                          -15.80                  -2.72            4.16
-------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) Europe, Australia, the Far East (EAFE) & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.87%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.16
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        1.03
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                        1 Year       3 Years        5 Years           10 Years
--------------------------------------------------------------------------------
Class A Shares           $105         $328            $569             $1,259
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Alex Tedder                               Clare Gray                              Marc Slendebroek
Managing Director of Deutsche Asset       CFA, Director of Deutsche Asset         Director of Deutsche Asset
Management and Lead Manager of            Management and Co-Manager of the        Management and Co-Manager of the
the portfolio.                            portfolio.                              portfolio.
  o Joined Deutsche Asset Management in    o Joined Deutsche Asset Management      o Joined Deutsche Asset Management
    1994 after four years of experience      in 1993 and the portfolio in 2002.      in 1994 and the portfolio in 1999.
    managing European equities as well     o Portfolio manager with primary        o Over 13 years of investment
    as responsibility for insurance          focus on European markets and           industry experience.
    sector at Schroder Investment            senior analyst covering global        o MA, University of Leiden
    Management.                              telecommunications and pulp and         (Netherlands).
  o Head of International Select Equity      paper.
    strategy; portfolio manager and        o 10 years of investment industry
    analyst for Core EAFE                    experience.
    strategy: London.
  o MA, Freiburg University.
  o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PriecewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

International Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,           2002       2001      2000     1999       1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 8.05    $14.26   $20.34    $14.56   $14.11
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a             .05       .06      .08      .12^b     .13
--------------------------------------------------------------------------------
  Net realized and unrealized     (1.52)    (3.97)   (4.24)      7.17     2.29
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  (1.47)    (3.91)   (4.16)      7.29     2.42
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.06)     (.05)    (.09)     (.02)    (.26)
--------------------------------------------------------------------------------
  Net realized gains on               --    (2.25)   (1.83)    (1.49)   (1.71)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.06)    (2.30)   (1.92)    (1.51)   (1.97)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.52    $ 8.05   $14.26    $20.34   $14.56
--------------------------------------------------------------------------------
Total Return (%)                  (18.37)   (30.86)  (21.70)    54.51    18.49
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            412       513      720       874      509
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense    1.03     1.01^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense     1.03     1.00^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .73       .64      .48       .76      .90
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          123       105       79        86       71
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.00% and 1.00% for Class A.

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change any portfolio's investment objective without seeking shareholder approval. For Bond Portfolio, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's 80% investment policy.

o As a temporary defensive measure, each portfolio (except Bond Portfolio) may invest, without limit, in relatively stable investments, such as money market securities. In such a case, a portfolio would not be pursuing, and may not achieve, its investment objective.

o The portfolios may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each portfolio's investment decisions, buys and sells securities for the portfolios and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio during the most recent fiscal year, as a percentage of each portfolio's average daily net assets.

Portfolio Name                              Fee Paid
--------------------------------------------------------------------------------
Money Market Portfolio                       0.37%

Bond Portfolio                               0.48

Growth and Income Portfolio                  0.48

Global Discovery Portfolio*                  0.98

International Portfolio                      0.87
--------------------------------------------------------------------------------

* The advisor has agreed to waive all or a portion of total annual operating expenses (excluding 12b-1 fees, if applicable) to limit the expenses of Class A of Global Discovery Portfolio to 1.25% of average daily net assets until April 30, 2004.

Subadvisor for International Portfolio

On June 11, 2002, the Portfolio's Board approved a subadvisory agreement between DeIM and Deutsche Asset Management Services Ltd. ("DeAMIS"). DeAMIS, One Appold Street, London, England, an affiliate of the advisor, is the subadvisor to the International Portfolio. DeAMIS provides a full range of international investment advisory services to institutional and retail clients. DeAMIS is an indirect, wholly owned subsidiary of Deutsche Bank AG. DeIM pays a fee to DeAMIS for acting as subadvisor to the Portfolio.

--------------------------------------------------------------------------------
Your Investment in the Portfolios


The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.


Buying and Selling Shares

Each portfolio, except Money Market Portfolio, offers two classes of shares. Class A shares are offered at net asset value and are not subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). For Money Market Portfolio, the share price or net asset value per share is normally $1.00, calculated at amortized cost.

Once an order is received by Scudder Investments Service Company, and it has determined that it is in "good order," it will be processed at the next share price calculated. Since Money Market Portfolio will be investing in instruments that normally require immediate payment in Federal funds (monies credited to a bank's account with its regional Federal Reserve Bank), that portfolio has adopted certain procedures for the convenience of its shareholders and to ensure that Money Market Portfolio receives investable funds.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of contract and policy holders in such portfolio.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in any such event.

How the Portfolios Calculate Share Price

The share price at which you purchase each portfolio is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for each portfolio is the portfolio's NAV.

Except with Money Market Portfolio, we typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a portfolio's Board which are intended to reflect fair value when a market quotation or a pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market of which the security is principally traded (for example, a foreign exchange or market). In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. With Money Market Portfolio, we use amortized cost value (the method used by most money market funds).

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolios don't price their shares.

Distributions

Money Market Portfolio intends to declare its net investment income as a dividend daily and distribute dividends monthly. All other portfolios intend to declare and distribute dividends from their net investment income and capital gains, if any, annually. Any of the portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

To Get More Information
--------------------------------------------------------------------------------


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and a portfolio's performance. They also have detailed performance figures, a list of everything each portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC
222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090
                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder Variable Series I


o   Growth and Income Portfolio

o   Global Discovery Portfolio

o   International Portfolio




Prospectus

May 1, 2003


Class A Shares




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents


How the Portfolios Work                    Your Investment in the Portfolios

  3  Growth and Income Portfolio           16  Buying and Selling Shares

  7  Global Discovery Portfolio            17  How the Portfolios Calculate
                                               Share Price
 11  International Portfolio
                                           17  Distributions
 15  Other Policies and Risks
                                           17  Taxes
 15  The Investment Advisor




How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Growth and Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large US companies. The portfolio may invest up to 25% of its total assets in foreign securities.

In choosing stocks for the portfolio, the portfolio managers consider yield and other valuation and growth factors, meaning that they focus the portfolio's investments on securities of US companies whose dividend and earnings prospects are believed to be attractive relative to the portfolio's benchmark index, the S&P 500. The portfolio may invest in dividend paying and non-dividend paying stocks.

The managers use bottom-up analysis, looking for companies with strong prospects for continued growth of capital and earnings.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the securities, issuers and economic sectors represented. The portfolio normally will, but is not obligated to, sell a stock if its yield or growth prospects are expected to be below the benchmark average.

The managers may also sell a stock when the managers believe its fundamental factors have changed, to manage overall risk of the portfolio, when other investments offer better opportunities or in the course of adjusting its emphasis on or within a given industry.

Other Investments

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock portfolios, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-sized companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the fund has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other matters

o    derivatives could produce disproportionate losses

This portfolio may make sense for investors interested in an equity fund to provide long-term growth and some current income.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                          31.74       22.17      30.47       7.18       5.80       -2.10      -11.30     -23.13

-------------------------------------------------------------------------------------------------------------------
                           1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:
Best Quarter: 15.86%, Q2 1997                   Worst Quarter: -16.73%, Q3 2002
2003 Total Return as of March 31: -1.77%


Average Annual Total Returns (%) as of 12/31/2002

                                  1 Year          5 Year      Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class A              -23.13          -5.42         6.08

Index                             -22.10          -0.59         9.96
--------------------------------------------------------------------------------

Index: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

*   Inception: May 2, 1994. Index comparison begins April 30, 1994.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.09
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.57
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                         1 Year       3 Years         5 Years        10 Years
--------------------------------------------------------------------------------
Class A Shares            $58           $183           $318            $714
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Kathleen Millard                          Gregory Adams                              Andrew Brudenell
CFA, Managing Director of Deutsche Asset  CFA, Senior Vice President of Deutsche     CFA, Vice President of Deutsche Asset
Management and Lead Manager of the        Asset Management and Portfolio Manager     Management and Portfolio Manager of the
portfolio.                                of the portfolio.                          portfolio.
  o Joined Deutsche Asset Management in      o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management in
    1991 and the portfolio in 1994.            1999 and the portfolio in 1999.           1997 and the portfolio in 2003.
  o Over 20 years of investment industry     o Over 15 years of investment             o Portfolio Manager for US Large Cap
    experience.                                industry experience.                      Core Equity: New York.
                                             o Previously managed Chase Vista          o MS, London School of Economics.
                                               Growth & Income Fund, Chase Vista
                                               Large Cap Equity Fund, Chase Vista
                                               Balanced Fund and other equity
                                               portfolios for Chase Asset
                                               Management.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Growth and Income Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001      2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 8.90    $10.38   $10.96    $11.25   $11.48
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .07       .09      .11       .22      .27
--------------------------------------------------------------------------------
  Net realized and unrealized     (2.12)    (1.23)    (.33)       .46      .54
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  (2.05)    (1.14)    (.22)       .68      .81
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.08)     (.12)    (.15)     (.13)    (.25)
--------------------------------------------------------------------------------
  Net realized gains on               --     (.22)    (.21)     (.84)    (.79)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.08)     (.34)    (.36)     (.97)   (1.04)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.77    $ 8.90   $10.38    $10.96   $11.25
--------------------------------------------------------------------------------
Total Return (%)                  (23.13)   (11.30)  (2.10)      5.80     7.18
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            135       185      185       200      184
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .57      .57%^b      .56       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .57      .56^b      .56       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .92       .94     1.06      2.01     2.41
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           66        67       65        65       39
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .56% and .56% for Class A.

Global Discovery Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks above-average capital appreciation over the long term. The portfolio invests at least 65% of total assets in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 20% of the Citigroup Broad Market Index). While the portfolio may invest in securities in any country, it generally focuses on countries within developed economies (including the US). As of December 31, 2002, companies in which the portfolio invests typically have a market capitalization of between $500 million and $5 billion.

In choosing stocks, the portfolio manager uses a combination of three analytical disciplines:

Bottom-up research. The manager looks for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Growth orientation. The manager generally looks for companies that he believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

Analysis of global themes. The manager considers global economic outlooks, seeking to identify industries and companies that are likely to benefit from social, political and economic changes.

The manager generally intends to keep the fund's holdings diversified across countries and regions, although, depending on their outlook, he may increase or reduce the portfolio's exposure to a given area.

The manager will normally sell a stock when he believes its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

Other Investments

The portfolio may invest up to 35% of total assets in common stocks and other equities of large companies or in debt securities (of which a portion, up to 5% of net assets, may be junk bonds, i.e., grade BB/Ba and below). Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and might choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case US and foreign stock markets. When US and foreign stock prices fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the manager could be incorrect in his analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o at times, market conditions might make it hard to value some investments o growth stocks may be out of favor for certain periods

o a bond could decline in credit quality or go into default; this risk is greater with foreign bonds

o    derivatives could produce disproportionate losses

This portfolio may interest long-term investors interested in diversifying a large-cap or domestic portfolio of investments.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                12.38      16.44       65.88      -5.29      -24.59     -19.89

--------------------------------------------------------------------------------
                 1997       1998       1999        2000       2001       2002
--------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 40.96%, Q4 1999                   Worst Quarter: -21.29%, Q3 2001

2003 Total Return as of March 31: -3.44%


Average Annual Total Returns (%) as of 12/31/2002

                             1 Year             5 Years         Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class A         -19.89                2.02                 4.14

Index                        -12.50                0.65                 2.00
--------------------------------------------------------------------------------

Index: Citigroup World Equity Extended Market Index, formerly the Salomon Smith Barney World Equity Extended Market Index, an unmanaged small-capitalization stock universe of 22 countries.

*   Inception: May 1, 1996. Index comparison begins April 30, 1996.

In the bar chart, total returns for 1997 and 1998 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1998 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.98%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses*                                                        0.21
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        1.19
--------------------------------------------------------------------------------

* Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of Scudder Global Discovery Portfolio to 1.25%.

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                             1 Year         3 Years      5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares                $121           $378          $654         $1,443
--------------------------------------------------------------------------------

The Portfolio Manager

The following individual handles the day-to-day management of the portfolio:

Joseph Axtell
CFA, Director of Deutsche Asset Management and
Portfolio Manager of the portfolio.
  o Joined Deutsche Asset Management in 2001.
  o Senior analyst at Merrill Lynch Investment
    Managers for the international equity portion of a global balanced portfolio (1996-2001).
  o Director, International Research at
    PCM  International (1989-1996).
  o Associate manager, structured debt and equity group at Prudential Capital Corporation (1988-1989).
  o Analyst at Prudential-Bache Capital Funding in
    London (1987-1988).
  o Equity analyst in the healthcare sector at Prudential Equity Management
    Associates (1985-1987).
  o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Global Discovery Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,         2002       2001      2000     1999       1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of   $ 8.70     $11.76    $13.18    $ 8.04   $ 7.08
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)^a   (.00)*    (.00)*     (.03)     (.06)    (.03)
--------------------------------------------------------------------------------
  Net realized and unrealized   (1.73)     (2.87)     (.62)      5.30     1.18
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment         (1.73)     (2.87)     (.65)      5.24     1.15
  operations
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            --         --     (.11)        --    (.12)
--------------------------------------------------------------------------------
  Net realized gains on             --      (.19)     (.66)     (.10)    (.07)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions               --      (.19)     (.77)     (.10)    (.19)
--------------------------------------------------------------------------------
Net asset value, end of period  $ 6.97     $ 8.70    $11.76    $13.18   $ 8.04
--------------------------------------------------------------------------------
Total Return (%)                (19.89)    (24.59)   (5.29)     65.88   16.44^b
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period          121        150       159        71       25
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before          1.19      1.23^c      1.28      1.63     1.79
expense reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense   1.19      1.22^c      1.28      1.63     1.72
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income   (.03)       .00^d     (.25)     (.66)    (.40)
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         47         56        66        70       54
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b   Total returns would have been lower had certain expenses not been reduced.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.22% and 1.22% for Class A.

^d   Less than .005%

*    Less than $.005 per share

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio typically will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of two analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Top-down analysis. The managers consider the economic outlooks for various sectors and industries, while looking for those that may benefit from changes in the overal business environment.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities, issuers and countries represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated or other investments offer better opportunities.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and US government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the US. In such a case, the portfolio would not be pursuing its investment objective.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o    at times, market conditions might make it hard to value some investments

o    derivatives could produce disproportionate losses

This portfolio is designed for investors who are interested in a broadly diversified international investment with the emphasis on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   37.82       -0.85      11.11       14.78       9.07      18.49       54.51      -21.70     -30.86     -18.37

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -18.80%, Q3 2002

2003 Total Return as of March 31: -8.90%

Average Annual Total Returns (%) as of 12/31/2002

                              1 Year                   5 Years        10 Years
-------------------------------------------------------------------------------
Portfolio -- Class A           -18.37                  -4.15            4.40

Index                          -15.80                  -2.72            4.16
-------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) Europe, Australia, the Far East (EAFE) & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.87%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.16
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        1.03
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                        1 Year       3 Years        5 Years           10 Years
--------------------------------------------------------------------------------
Class A Shares           $105         $328            $569             $1,259
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Alex Tedder                               Clare Gray                              Marc Slendebroek
Managing Director of Deutsche Asset       CFA, Director of Deutsche Asset         Director of Deutsche Asset
Management and Lead Manager of            Management and Co-Manager of the        Management and Co-Manager of the
the portfolio.                            portfolio.                              portfolio.
  o Joined Deutsche Asset Management in    o Joined Deutsche Asset Management      o Joined Deutsche Asset Management
    1994 after four years of experience      in 1993 and the portfolio in 2002.      in 1994 and the portfolio in 1999.
    managing European equities as well     o Portfolio manager with primary        o Over 13 years of investment
    as responsibility for insurance          focus on European markets and           industry experience.
    sector at Schroder Investment            senior analyst covering global        o MA, University of Leiden
    Management.                              telecommunications and pulp and         (Netherlands).
  o Head of International Select Equity      paper.
    strategy; portfolio manager and        o 10 years of investment industry
    analyst for Core EAFE                    experience.
    strategy: London.
  o MA, Freiburg University.
  o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PriecewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

International Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,           2002       2001      2000     1999       1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 8.05    $14.26   $20.34    $14.56   $14.11
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a             .05       .06      .08      .12^b     .13
--------------------------------------------------------------------------------
  Net realized and unrealized     (1.52)    (3.97)   (4.24)      7.17     2.29
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  (1.47)    (3.91)   (4.16)      7.29     2.42
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.06)     (.05)    (.09)     (.02)    (.26)
--------------------------------------------------------------------------------
  Net realized gains on               --    (2.25)   (1.83)    (1.49)   (1.71)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.06)    (2.30)   (1.92)    (1.51)   (1.97)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.52    $ 8.05   $14.26    $20.34   $14.56
--------------------------------------------------------------------------------
Total Return (%)                  (18.37)   (30.86)  (21.70)    54.51    18.49
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            412       513      720       874      509
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense    1.03     1.01^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense     1.03     1.00^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .73       .64      .48       .76      .90
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          123       105       79        86       71
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.00% and 1.00% for Class A.

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change any portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, each portfolio may invest, without limit, in relatively stable investments, such as money market securities. In such a case, a portfolio would not be pursuing, and may not achieve, its investment objective.

o The portfolios may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each portfolio's investment decisions, buys and sells securities for the portfolios and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio during the most recent fiscal year, as a percentage of each portfolio's average daily net assets.

Portfolio Name                               Fee Paid
--------------------------------------------------------------------------------
Growth and Income Portfolio                  0.48%

Global Discovery Portfolio*                  0.98

International Portfolio                      0.87
--------------------------------------------------------------------------------

* The advisor has agreed to waive all or a portion of total annual operating expenses (excluding 12b-1 fees, if applicable) to limit the expenses of Class A of Global Discovery Portfolio to 1.25% of average daily net assets until April 30, 2004.

Subadvisor for International Portfolio

On June 11, 2002, the Portfolio's Board approved a subadvisory agreement between DeIM and Deutsche Asset Management Services Ltd. ("DeAMIS"). DeAMIS, One Appold Street, London, England, an affiliate of the advisor, is the subadvisor to the International Portfolio. DeAMIS provides a full range of international investment advisory services to institutional and retail clients. DeAMIS is an indirect, wholly owned subsidiary of Deutsche Bank AG. DeIM pays a fee to DeAMIS for acting as subadvisor to the Portfolio.

--------------------------------------------------------------------------------
Your Investment in the Portfolios


The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.


Buying and Selling Shares

Each portfolio offers two classes of shares. Class A shares are offered at net asset value and are not subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is in "good order," it will be processed at the next share price calculated.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of contract and policy holders in such portfolio.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in any such event.

How the Portfolios Calculate Share Price

The share price at which you purchase each portfolio is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for each portfolio is the portfolio's NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a portfolio's Board which are intended to reflect fair value when a market quotation or a pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market of which the security is principally traded (for example, a foreign exchange or market). In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information.

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolios don't price their shares.

Distributions

The portfolios intend to declare and distribute dividends from their net investment income and capital gains, if any, annually. The portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

--------------------------------------------------------------------------------
To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and a portfolio's performance. They also have detailed performance figures, a list of everything each portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090

                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder Variable Series I


o   Global Discovery Portfolio

o   International Portfolio




Prospectus

May 1, 2003


Class A Shares




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents


How the Portfolios Work                    Your Investment in the Portfolios

  3  Global Discovery Portfolio            12  Buying and Selling Shares

  7  International Portfolio               13  How the Portfolios Calculate
                                               Share Price
 11  Other Policies and Risks
                                           13  Distributions
 11  The Investment Advisor
                                           13  Taxes




How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Global Discovery Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks above-average capital appreciation over the long term. The portfolio invests at least 65% of total assets in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 20% of the Citigroup Broad Market Index). While the portfolio may invest in securities in any country, it generally focuses on countries within developed economies (including the US). As of December 31, 2002, companies in which the portfolio invests typically have a market capitalization of between $500 million and $5 billion.

In choosing stocks, the portfolio manager uses a combination of three analytical disciplines:

Bottom-up research. The manager looks for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Growth orientation. The manager generally looks for companies that he believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

Analysis of global themes. The manager considers global economic outlooks, seeking to identify industries and companies that are likely to benefit from social, political and economic changes.

The manager generally intends to keep the fund's holdings diversified across countries and regions, although, depending on their outlook, he may increase or reduce the portfolio's exposure to a given area.

The manager will normally sell a stock when he believes its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

Other Investments

The portfolio may invest up to 35% of total assets in common stocks and other equities of large companies or in debt securities (of which a portion, up to 5% of net assets, may be junk bonds, i.e., grade BB/Ba and below). Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and might choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case US and foreign stock markets. When US and foreign stock prices fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the manager could be incorrect in his analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o at times, market conditions might make it hard to value some investments o growth stocks may be out of favor for certain periods

o a bond could decline in credit quality or go into default; this risk is greater with foreign bonds

o    derivatives could produce disproportionate losses

This portfolio may interest long-term investors interested in diversifying a large-cap or domestic portfolio of investments.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                12.38      16.44       65.88      -5.29      -24.59     -19.89

--------------------------------------------------------------------------------
                 1997       1998       1999        2000       2001       2002
--------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 40.96%, Q4 1999                   Worst Quarter: -21.29%, Q3 2001

2003 Total Return as of March 31: -3.44%


Average Annual Total Returns (%) as of 12/31/2002

                             1 Year             5 Years         Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class A         -19.89                2.02                 4.14

Index                        -12.50                0.65                 2.00
--------------------------------------------------------------------------------

Index: Citigroup World Equity Extended Market Index, formerly the Salomon Smith Barney World Equity Extended Market Index, an unmanaged small-capitalization stock universe of 22 countries.

*   Inception: May 1, 1996. Index comparison begins April 30, 1996.

In the bar chart, total returns for 1997 and 1998 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1998 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.98%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses*                                                        0.21
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        1.19
--------------------------------------------------------------------------------

* Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of Scudder Global Discovery Portfolio to 1.25%.

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                             1 Year         3 Years      5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares                $121           $378          $654         $1,443
--------------------------------------------------------------------------------

The Portfolio Manager

The following individual handles the day-to-day management of the portfolio:

Joseph Axtell
CFA, Director of Deutsche Asset Management and
Portfolio Manager of the portfolio.
  o Joined Deutsche Asset Management in 2001.
  o Senior analyst at Merrill Lynch Investment
    Managers for the international equity portion of a global balanced portfolio (1996-2001).
  o Director, International Research at
    PCM  International (1989-1996).
  o Associate manager, structured debt and equity group at Prudential Capital Corporation (1988-1989).
  o Analyst at Prudential-Bache Capital Funding in
    London (1987-1988).
  o Equity analyst in the healthcare sector at Prudential Equity Management
    Associates (1985-1987).
  o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Global Discovery Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,         2002       2001      2000     1999       1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of   $ 8.70     $11.76    $13.18    $ 8.04   $ 7.08
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)^a   (.00)*    (.00)*     (.03)     (.06)    (.03)
--------------------------------------------------------------------------------
  Net realized and unrealized   (1.73)     (2.87)     (.62)      5.30     1.18
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment         (1.73)     (2.87)     (.65)      5.24     1.15
  operations
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            --         --     (.11)        --    (.12)
--------------------------------------------------------------------------------
  Net realized gains on             --      (.19)     (.66)     (.10)    (.07)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions               --      (.19)     (.77)     (.10)    (.19)
--------------------------------------------------------------------------------
Net asset value, end of period  $ 6.97     $ 8.70    $11.76    $13.18   $ 8.04
--------------------------------------------------------------------------------
Total Return (%)                (19.89)    (24.59)   (5.29)     65.88   16.44^b
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period          121        150       159        71       25
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before          1.19      1.23^c      1.28      1.63     1.79
expense reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense   1.19      1.22^c      1.28      1.63     1.72
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income   (.03)       .00^d     (.25)     (.66)    (.40)
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         47         56        66        70       54
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b   Total returns would have been lower had certain expenses not been reduced.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.22% and 1.22% for Class A.

^d   Less than .005%

*    Less than $.005 per share

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio typically will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of two analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Top-down analysis. The managers consider the economic outlooks for various sectors and industries, while looking for those that may benefit from changes in the overal business environment.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities, issuers and countries represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated or other investments offer better opportunities.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and US government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the US. In such a case, the portfolio would not be pursuing its investment objective.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o    at times, market conditions might make it hard to value some investments

o    derivatives could produce disproportionate losses

This portfolio is designed for investors who are interested in a broadly diversified international investment with the emphasis on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   37.82       -0.85      11.11       14.78       9.07      18.49       54.51      -21.70     -30.86     -18.37

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -18.80%, Q3 2002

2003 Total Return as of March 31: -8.90%

Average Annual Total Returns (%) as of 12/31/2002

                              1 Year                   5 Years        10 Years
-------------------------------------------------------------------------------
Portfolio -- Class A           -18.37                  -4.15            4.40

Index                          -15.80                  -2.72            4.16
-------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) Europe, Australia, the Far East (EAFE) & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.87%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.16
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        1.03
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                        1 Year       3 Years        5 Years           10 Years
--------------------------------------------------------------------------------
Class A Shares           $105         $328            $569             $1,259
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Alex Tedder                               Clare Gray                              Marc Slendebroek
Managing Director of Deutsche Asset       CFA, Director of Deutsche Asset         Director of Deutsche Asset
Management and Lead Manager of            Management and Co-Manager of the        Management and Co-Manager of the
the portfolio.                            portfolio.                              portfolio.
  o Joined Deutsche Asset Management in    o Joined Deutsche Asset Management      o Joined Deutsche Asset Management
    1994 after four years of experience      in 1993 and the portfolio in 2002.      in 1994 and the portfolio in 1999.
    managing European equities as well     o Portfolio manager with primary        o Over 13 years of investment
    as responsibility for insurance          focus on European markets and           industry experience.
    sector at Schroder Investment            senior analyst covering global        o MA, University of Leiden
    Management.                              telecommunications and pulp and         (Netherlands).
  o Head of International Select Equity      paper.
    strategy; portfolio manager and        o 10 years of investment industry
    analyst for Core EAFE                    experience.
    strategy: London.
  o MA, Freiburg University.
  o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PriecewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

International Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,           2002       2001      2000     1999       1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 8.05    $14.26   $20.34    $14.56   $14.11
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a             .05       .06      .08      .12^b     .13
--------------------------------------------------------------------------------
  Net realized and unrealized     (1.52)    (3.97)   (4.24)      7.17     2.29
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  (1.47)    (3.91)   (4.16)      7.29     2.42
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.06)     (.05)    (.09)     (.02)    (.26)
--------------------------------------------------------------------------------
  Net realized gains on               --    (2.25)   (1.83)    (1.49)   (1.71)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.06)    (2.30)   (1.92)    (1.51)   (1.97)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.52    $ 8.05   $14.26    $20.34   $14.56
--------------------------------------------------------------------------------
Total Return (%)                  (18.37)   (30.86)  (21.70)    54.51    18.49
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            412       513      720       874      509
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense    1.03     1.01^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense     1.03     1.00^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .73       .64      .48       .76      .90
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          123       105       79        86       71
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.00% and 1.00% for Class A.

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change any portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, each portfolio may invest, without limit, in relatively stable investments, such as money market securities. In such a case, a portfolio would not be pursuing, and may not achieve, its investment objective.

o The portfolios may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each portfolio's investment decisions, buys and sells securities for the portfolios and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio during the most recent fiscal year, as a percentage of each portfolio's average daily net assets.

Portfolio Name                               Fee Paid
--------------------------------------------------------------------------------
Global Discovery Portfolio*                  0.98%

International Portfolio                      0.87
--------------------------------------------------------------------------------

* The advisor has agreed to waive all or a portion of total annual operating expenses (excluding 12b-1 fees, if applicable) to limit the expenses of Class A of Global Discovery Portfolio to 1.25% of average daily net assets until April 30, 2004.

Subadvisor for International Portfolio

On June 11, 2002, the Portfolio's Board approved a subadvisory agreement between DeIM and Deutsche Asset Management Services Ltd. ("DeAMIS"). DeAMIS, One Appold Street, London, England, an affiliate of the advisor, is the subadvisor to the International Portfolio. DeAMIS provides a full range of international investment advisory services to institutional and retail clients. DeAMIS is an indirect, wholly owned subsidiary of Deutsche Bank AG. DeIM pays a fee to DeAMIS for acting as subadvisor to the Portfolio.

--------------------------------------------------------------------------------
Your Investment in the Portfolios


The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.


Buying and Selling Shares

Each portfolio offers two classes of shares. Class A shares are offered at net asset value and are not subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is in "good order," it will be processed at the next share price calculated.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of contract and policy holders in such portfolio.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in any such event.

How the Portfolios Calculate Share Price

The share price at which you purchase each portfolio is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for each portfolio is the portfolio's NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a portfolio's Board which are intended to reflect fair value when a market quotation or a pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market of which the security is principally traded (for example, a foreign exchange or market). In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information.

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolios don't price their shares.

Distributions

The portfolios intend to declare and distribute dividends from their net investment income and capital gains, if any, annually. The portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

--------------------------------------------------------------------------------
To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and a portfolio's performance. They also have detailed performance figures, a list of everything each portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090

                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder Variable Series I


o   Bond Portfolio

o   Balanced Portfolio

o   Growth and Income Portfolio

o   Global Discovery Portfolio

o   International Portfolio




Prospectus

May 1, 2003


Class A Shares




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents


   How the Portfolios Work                   Your Investment in the Portfolios

     3  Bond Portfolio                        27  Buying and Selling Shares

     8  Balanced Portfolio                    28  How the Portfolios Calculate
                                                  Share Price
    13  Growth and Income Portfolio
                                              28  Distributions
    17  Global Discovery Portfolio
                                              28  Taxes
    21  International Portfolio

    25  Other Policies and Risks

    26  The Investment Advisor




How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Bond Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities. It does this by using a flexible investment program that emphasizes high-grade bonds. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in bonds of any maturity.

This portfolio normally invests at least 65% of total assets in bonds of the top three grades of credit quality. The portfolio could put up to 20% of total assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade
B). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and higher risk of default.

The portfolio can buy many types of income-producing securities, including corporate bonds (historically the backbone of the portfolio), US government and agency bonds and mortgage- and asset-backed securities. Generally, most are from US issuers, but bonds of foreign issuers are also permitted. The portfolio may invest up to 20% of its net assets in foreign debt securities.

The portfolio managers may shift the proportions of the portfolio's holdings, favoring different types of securities at different times while still maintaining variety in terms of the companies and industries represented. In making buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market.

In choosing individual bonds, the managers use independent analysis of issuers' creditworthiness to look for bonds that, for example, show improving credit. Although the managers may adjust the portfolio's duration (a measure of sensitivity to interest rate movements), they generally intend to keep it between four and six years.

Other Investments

Although not one of its principal investment strategies, the portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). The advisor may use these and other types of derivatives in circumstances where the advisor believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) The longer the effective maturity of the portfolio's securities, the more sensitive it will be to interest rate changes. In addition to general risks associated with changing interest rates, the portfolio may also be subject to additional, specific risks. As interest rates decline, the issuers of securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This prepayment may reduce the portfolio's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of the security. Because the portfolio may invest in mortgage-related securities, it is more vulnerable to both of these risks.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment grade bonds. In some cases, bonds may decline in credit quality or go into default.

Market Risk. Deteriorating market conditions might cause a general weakness in the market that reduces the overall level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the portfolio by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the portfolio emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Foreign Investing Risk. The risks of investing in foreign securities are generally greater than those of investing in domestic securities. A foreign government could expropriate or nationalize assets, impose withholding or other taxes on dividend, interest or other payments and prohibit transactions in the country's currency. In many foreign countries, securities markets are less liquid, more volatile and subject to less stringent government regulation than US securities markets.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of economic trends, issuers, industries or other matters

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments. As a result, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates the price of its securities, you may not receive the full market value for your portfolio shares when you sell.

This portfolio is designed for investors who are looking for a relatively high level of income and can accept a moderate level of risk to their investment.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   12.38       -4.79      18.17       2.82        9.10       6.57       -0.95      10.56       5.75       7.66

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:
Best Quarter: 5.70%, Q2 1995                    Worst Quarter -3.89%, Q1 1994
2003 Total Return as of March 31: 1.43%

Average Annual Total Returns (%) as of 12/31/2002

                                     1 Year              5 Years       10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A                   7.66                5.85          6.54

Index                                 10.25                7.55          7.51
--------------------------------------------------------------------------------

Index: Lehman Brothers Aggregate Bond Index, an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.07
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.55
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                       1 Year          3 Years         5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares          $56             $176             $307         $689
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

David Baldt                              Daniel R. Taylor                              Brett Diment
CFA, Managing Director of Deutsche       CFA, Managing Director of Deutsche            Managing Director of Deutsche Asset
Asset Management and Co-Manager of       Asset Management and Co-Manager of the        Management and Consultant to the
the portfolio.                           portfolio.                                    portfolio.
  o Joined Deutsche Asset Management       o Joined Deutsche Asset Management            o Joined Deutsche Asset Management
    in 1989 and the portfolio in 2002.       in 1998 and the portfolio in 2002.            in 1991 and the portfolio in 2002.
  o Began investment career in 1971.       o Prior to that, fixed income portfolio       o Over 13 years of investment industry
                                             manager, asset-backed securities              experience.
J. Christopher Gagnier                       analyst and senior credit analyst,          o Head of Emerging Debt: London.
Managing Director of Deutsche Asset          CoreStates Investment Advisors,             o Began investment career in 1991.
Management and Co-Manager of                 from 1992 to 1998.
the portfolio.                                                                         Timothy C. Vile
  o Joined Deutsche Asset Management     Thomas Flaherty                               CFA, Managing Director of Deutsche
    in 1997 and the portfolio in 2002.   Managing Director of Deutsche Asset           Asset Management and Co-Manager to the
  o Prior to that, portfolio manager,    Management and Co-Manager of the              portfolio.
    Paine Webber (1984-1997).            portfolio.                                      o Joined Deutsche Asset Management
  o Began investment career in 1979.       o Joined Deutsche Asset Management              in 1991 with 6 years that included
  o MBA, University of Chicago.              in 1995 and the portfolio in 2002.            portfolio manager for fixed income
                                           o Began investment career in 1984.              portfolios at Equitable Capita
Gary W. Bartlett                                                                           Management.
CFA, Managing Director of Deutsche       Andrew P. Cestone                               o Portfolio manager for Core Fixed
Asset Management and Co-Manager of the   Managing Director of Deutsche Asset               Income and Global Aggregate Fixed Income.
portfolio.                               Management and Co-Manager of the                o Joined the portfolio in 2002.
  o Joined Deutsche Asset Management     portfolio.
    in 1992 and the portfolio in 2002.     o Joined Deutsche Asset Management
  o Began investment career in 1982.         in 1998 and the portfolio in 2002.
  o MBA, Drexel University.                o Prior to that, Investment Analyst,
                                             Phoenix Investment Partners, from
Warren S. Davis                              1997 to 1998.
Managing Director of Deutsche Asset        o Prior to that, Credit Officer, asset
Management and Co-Manager of                 based lending group, Fleet Bank,
the portfolio.                               from 1995 to 1997.
  o Joined Deutsche Asset Management
    in 1995 and the portfolio in 2002.
  o Began investment career in 1985.
  o MBA, Drexel University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Bond Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001^d    2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 6.89    $ 6.78   $ 6.49    $ 6.88   $ 6.87
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .34       .38      .42       .42      .43
--------------------------------------------------------------------------------
  Net realized and unrealized        .17      .00^b      .23     (.48)      .01
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations   .51       .38      .65     (.06)      .44
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.42)     (.27)    (.36)     (.22)    (.40)
--------------------------------------------------------------------------------
  Net realized gains on               --        --       --     (.11)    (.03)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.42)     (.27)    (.36)     (.33)    (.43)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.98    $ 6.89   $ 6.78    $ 6.49   $ 6.88
--------------------------------------------------------------------------------
Total Return (%)                    7.66      5.75    10.56     (.95)     6.57
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            165       182      102        94      106
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .55      .58^c      .58       .57      .57
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .55      .57^c      .58       .57      .57
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income      5.03      5.47     6.55      6.38     6.34
 (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         262^e      169^e      288        86      115
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The amount of net realized and unrealized gain shown for a share outstanding for the year ended December 31, 2001 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values of the investments of the Portfolio.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .57% and .57%, respectively.

^d As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $.02, increase net realized and unrealized gains and losses per share by $.02, and decrease the ratio of net investment income to average net assets from 5.74% to 5.47%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

^e The portfolio turnover rate including mortgage dollar roll transactions was 276% and 193% for the years ended December 31, 2002 and December 31, 2001, respectively.

Balanced Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities.

In deciding which types of securities to buy and sell, the portfolio managers first analyze the overall financial climate, including interest rates, capital flows and inflation, among other factors. They then weigh the relative attractiveness of stocks compared to bonds and decide on allocations for each. The portfolio normally invests 50-75% of net assets in common stocks and other equities and 25-50% of net assets in investment grade bonds and other fixed-income securities. At all times the portfolio will be invested at least 25% of net assets in fixed-income senior securities.

In choosing stocks, the managers primarily invest in US companies that they believe offer the potential for sustainable growth of revenue or earnings and whose market values appear reasonable in light of their business prospects. The managers follow a disciplined buy and sell strategy in which proprietary research gathered from meetings with senior management teams, government experts and industry leaders plays an important role.

In choosing individual bonds, the managers review each bond's fundamentals, consider how they are structured and use independent analysis of an issuer's creditworthiness. The portfolio can buy many types of bonds of any maturity, including mortgage- and asset-backed securities and government securities.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the securities, issuers and economic sectors represented.

Other Investments

The portfolio's bond investments are normally in the top four grades of credit quality. The portfolio could put up to 10% of total assets -- though no more than 20% of its bond assets -- in junk bonds (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and typically will have higher volatility and risk of default. Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and might choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the fund has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) The longer the effective maturity of the portfolio's securities, the more sensitive it will be to interest rate changes. In addition to general risks associated with changing interest rates, the portfolio may also be subject to additional, specific risks. As interest rates decline, the issuers of securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This prepayment may reduce the portfolio's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of the security.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment grade bonds. In some cases, bonds may decline in credit quality or go into default.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks or other matters

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    derivatives could produce disproportionate losses

This portfolio may make sense for investors interested in stock and bond investments in a single portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and three broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

    7.45       -2.05      26.67       11.89      24.21      23.19       15.32      -2.02      -6.06      -15.07

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 15.51%, Q4 1998                   Worst Quarter: -9.71%, Q2 2002

2003 Total Return as of March 31: 0.10%

Average Annual Total Returns (%) as of 12/31/2002

                                    1 Year          5 Years        10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A                -15.07             2.12         7.48

Index 1                             -22.10            -0.59         9.34

Index 2                             -27.88            -3.84         6.70

Index 3                              10.25             7.55         7.51
--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Russell 1000 Growth Index, an unmanaged capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted-growth values.

Index 3: Lehman Brothers Aggregate Bond Index, an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.08
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.56
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                           1 Year        3 Years          5 Years     10 Years
--------------------------------------------------------------------------------
Class A Shares              $57            $179             $313        $701
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Julie M. Van Cleave                         Gary W. Bartlett                             Andrew P. Cestone
CFA, Managing Director of Deutsche Asset    CFA, Managing Director of Deutsche           Managing Director of Deutsche Asset
Management and Co-Manager of the            Asset Management and Co-Manager of           Management and Co-Manager of the
portfolio.                                  the portfolio.                               portfolio.
  o Joined Deutsche Asset Management and      o Joined Deutsche Asset Management           o Joined Deutsche Asset Management
    the portfolio in 2002.                      in 1992 and the portfolio in 2002.           in 1998 and the portfolio in 2002.
  o Head of Large Cap Growth Portfolio        o Began investment career in 1982.           o Prior to that, Investment Analyst,
    Selection Team.                           o MBA, Drexel University.                      Phoenix Investment Partners, from
  o Previous experience includes 18                                                          1997 to 1998.
    years' investment industry experience   Daniel R. Taylor                               o Prior to that, Credit Officer,
    at Mason Street Advisors, most          CFA, Managing Director of Deutsche               asset based lending group, Fleet
    recently serving as Managing Director   Asset Management and Co-Manager of               Bank, from 1995 to 1997.
    and team leader for the large cap       the portfolio.
    investment team.                          o Joined Deutsche Asset Management         Brett Diment
  o MBA, University of Wisconsin --             in 1998 and the portfolio in 2002.       Managing Director of Deutsche Asset
    Madison.                                  o Prior to that, fixed income              Management and Consultant to the
                                                portfolio manager, asset-backed          portfolio.
Jack A. Zehner                                  securities analyst and senior              o Joined Deutsche Asset Management
Director of Deutsche Asset Management           credit analyst, CoreStates                   in 1991 and the portfolio in 2002.
and Co-Manager of the portfolio.                Investment Advisors, from 1992 to          o Over 13 years of investment
  o Joined Deutsche Asset Management and        1998.                                        industry experience.
    the portfolio in 2002.                                                                 o Head of Emerging Debt: London.
  o Previous experience includes eight      Thomas Flaherty                                o Began investment career in 1991.
    years' investment industry experience   Managing Director of Deutsche Asset
    at Mason Street Advisors where he       Management and Co-Manager of the             Timothy C. Vile
    served most recently as Director --     portfolio.                                   CFA, Managing Director of Deutsche
    Common Stock.                             o Joined Deutsche Asset Management         Asset Management and Co-Manager to
  o MBA, Marquette University.                  in 1995 and the portfolio in 2002.       the portfolio.
                                              o Began investment career in 1984.           o Joined Deutsche Asset Management
Thomas J. Schmid                                                                             in 1991 with 6 years that included
CFA, Director of Deutsche Asset             Janet Campagna                                   portfolio manager for fixed income
Management and Co-Manager of                Managing Director of Deutsche Asset              portfolios at Equitable Capital
the portfolio.                              Management and Co-Manager of                     Management.
  o Joined Deutsche Asset Management and    the portfolio.                                 o Portfolio manager for Core Fixed
    the portfolio in 2002.                    o Joined Deutsche Asset Management             Income and Global Aggregate Fixed
  o Previous experience includes 15             in 1999 and the portfolio in 2002.           Income.
    years' investment industry                o Head of global and tactical asset          o Joined the portfolio in 2002.
    experience, most recently as Director       allocation.
    -- Common Stock at Mason Street           o Investment strategist and manager of
    Advisors.                                   the asset allocation strategies group
  o MBA, University of Chicago.                 for Barclays Global Investors from
                                                1994 to 1999.
  J. Christopher Gagnier                      o Over 15 years of investment industry
  Managing Director of Deutsche Asset           experience.
  Management and Co-Manager of                o Master's degree in Social Science from
  the portfolio.                                California Institute of Technology.
    o Joined Deutsche Asset Management        o Ph.D, Political Science from University
      in 1997 and the portfolio in 2002.        of California at Irvine.
    o Prior to that, portfolio manager,
      Paine Webber (1984-1997).
    o Began investment career in 1979.
    o MBA, University of Chicago.

  Warren S. Davis
  Managing Director of Deutsche Asset
  Management and Co-Manager of
  the portfolio.
    o Joined Deutsche Asset Management
      in 1995 and the portfolio in 2002.
    o Began investment career in 1985.
    o MBA, Drexel University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Balanced Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001^a    2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $11.76    $13.39   $16.11    $15.21   $13.30
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^b            .23       .30      .34       .35      .37
--------------------------------------------------------------------------------
  Net realized and unrealized     (1.97)    (1.07)    (.62)      1.85     2.56
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations (1.74)     (.77)    (.28)      2.20     2.93
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.30)     (.34)    (.28)     (.18)    (.36)
--------------------------------------------------------------------------------
  Net realized gains on               --     (.52)   (2.16)    (1.12)    (.66)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.30)     (.86)   (2.44)    (1.30)   (1.02)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 9.72    $11.76   $13.39    $16.11   $15.21
--------------------------------------------------------------------------------
Total Return (%)                  (15.07)   (6.06)   (2.02)     15.32    23.19
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            130       173      190       199      162
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .56      .57^c      .54       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of expense after expense       .56      .56^c      .54       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)  2.19      2.46     2.41      2.36     2.71
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         141^d      100^d      127        98       74
--------------------------------------------------------------------------------

^a As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gain (loss) per share by $.01, and decrease the ratio of net investment income to average net assets from 2.56% to 2.46%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

^b   Based on average shares outstanding during the period.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .56% and .56%, respectively.

^d The Portfolio turnover rate including mortgage dollar roll transactions was 146% and 104% for the years ended December 31, 2002 and December 31, 2001, respectively.

Growth and Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large US companies. The portfolio may invest up to 25% of its total assets in foreign securities.

In choosing stocks for the portfolio, the portfolio managers consider yield and other valuation and growth factors, meaning that they focus the portfolio's investments on securities of US companies whose dividend and earnings prospects are believed to be attractive relative to the portfolio's benchmark index, the S&P 500. The portfolio may invest in dividend paying and non-dividend paying stocks.

The managers use bottom-up analysis, looking for companies with strong prospects for continued growth of capital and earnings.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the securities, issuers and economic sectors represented. The portfolio normally will, but is not obligated to, sell a stock if its yield or growth prospects are expected to be below the benchmark average.

The managers may also sell a stock when the managers believe its fundamental factors have changed, to manage overall risk of the portfolio, when other investments offer better opportunities or in the course of adjusting its emphasis on or within a given industry.

Other Investments

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock portfolios, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-sized companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the fund has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other matters

o    derivatives could produce disproportionate losses

This portfolio may make sense for investors interested in an equity fund to provide long-term growth and some current income.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                          31.74       22.17      30.47       7.18       5.80       -2.10      -11.30     -23.13

-------------------------------------------------------------------------------------------------------------------
                           1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:
Best Quarter: 15.86%, Q2 1997                   Worst Quarter: -16.73%, Q3 2002
2003 Total Return as of March 31: -1.77%


Average Annual Total Returns (%) as of 12/31/2002

                                  1 Year          5 Year      Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class A              -23.13          -5.42         6.08

Index                             -22.10          -0.59         9.96
--------------------------------------------------------------------------------

Index: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

*   Inception: May 2, 1994. Index comparison begins April 30, 1994.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.09
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.57
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                         1 Year       3 Years         5 Years        10 Years
--------------------------------------------------------------------------------
Class A Shares            $58           $183           $318            $714
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Kathleen Millard                          Gregory Adams                              Andrew Brudenell
CFA, Managing Director of Deutsche Asset  CFA, Senior Vice President of Deutsche     CFA, Vice President of Deutsche Asset
Management and Lead Manager of the        Asset Management and Portfolio Manager     Management and Portfolio Manager of the
portfolio.                                of the portfolio.                          portfolio.
  o Joined Deutsche Asset Management in      o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management in
    1991 and the portfolio in 1994.            1999 and the portfolio in 1999.           1997 and the portfolio in 2003.
  o Over 20 years of investment industry     o Over 15 years of investment             o Portfolio Manager for US Large Cap
    experience.                                industry experience.                      Core Equity: New York.
                                             o Previously managed Chase Vista          o MS, London School of Economics.
                                               Growth & Income Fund, Chase Vista
                                               Large Cap Equity Fund, Chase Vista
                                               Balanced Fund and other equity
                                               portfolios for Chase Asset
                                               Management.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Growth and Income Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001      2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 8.90    $10.38   $10.96    $11.25   $11.48
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .07       .09      .11       .22      .27
--------------------------------------------------------------------------------
  Net realized and unrealized     (2.12)    (1.23)    (.33)       .46      .54
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  (2.05)    (1.14)    (.22)       .68      .81
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.08)     (.12)    (.15)     (.13)    (.25)
--------------------------------------------------------------------------------
  Net realized gains on               --     (.22)    (.21)     (.84)    (.79)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.08)     (.34)    (.36)     (.97)   (1.04)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.77    $ 8.90   $10.38    $10.96   $11.25
--------------------------------------------------------------------------------
Total Return (%)                  (23.13)   (11.30)  (2.10)      5.80     7.18
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            135       185      185       200      184
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .57      .57%^b      .56       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .57      .56^b      .56       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .92       .94     1.06      2.01     2.41
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           66        67       65        65       39
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .56% and .56% for Class A.

Global Discovery Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks above-average capital appreciation over the long term. The portfolio invests at least 65% of total assets in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 20% of the Citigroup Broad Market Index). While the portfolio may invest in securities in any country, it generally focuses on countries within developed economies (including the US). As of December 31, 2002, companies in which the portfolio invests typically have a market capitalization of between $500 million and $5 billion.

In choosing stocks, the portfolio manager uses a combination of three analytical disciplines:

Bottom-up research. The manager looks for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Growth orientation. The manager generally looks for companies that he believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

Analysis of global themes. The manager considers global economic outlooks, seeking to identify industries and companies that are likely to benefit from social, political and economic changes.

The manager generally intends to keep the fund's holdings diversified across countries and regions, although, depending on their outlook, he may increase or reduce the portfolio's exposure to a given area.

The manager will normally sell a stock when he believes its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

Other Investments

The portfolio may invest up to 35% of total assets in common stocks and other equities of large companies or in debt securities (of which a portion, up to 5% of net assets, may be junk bonds, i.e., grade BB/Ba and below). Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and might choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case US and foreign stock markets. When US and foreign stock prices fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the manager could be incorrect in his analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o at times, market conditions might make it hard to value some investments o growth stocks may be out of favor for certain periods

o a bond could decline in credit quality or go into default; this risk is greater with foreign bonds

o    derivatives could produce disproportionate losses

This portfolio may interest long-term investors interested in diversifying a large-cap or domestic portfolio of investments.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                12.38      16.44       65.88      -5.29      -24.59     -19.89

--------------------------------------------------------------------------------
                 1997       1998       1999        2000       2001       2002
--------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 40.96%, Q4 1999                   Worst Quarter: -21.29%, Q3 2001

2003 Total Return as of March 31: -3.44%


Average Annual Total Returns (%) as of 12/31/2002

                             1 Year             5 Years         Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class A         -19.89                2.02                 4.14

Index                        -12.50                0.65                 2.00
--------------------------------------------------------------------------------

Index: Citigroup World Equity Extended Market Index, formerly the Salomon Smith Barney World Equity Extended Market Index, an unmanaged small-capitalization stock universe of 22 countries.

*   Inception: May 1, 1996. Index comparison begins April 30, 1996.

In the bar chart, total returns for 1997 and 1998 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1998 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.98%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses*                                                        0.21
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        1.19
--------------------------------------------------------------------------------

* Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of Scudder Global Discovery Portfolio to 1.25%.

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                             1 Year         3 Years      5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares                $121           $378          $654         $1,443
--------------------------------------------------------------------------------

The Portfolio Manager

The following individual handles the day-to-day management of the portfolio:

Joseph Axtell
CFA, Director of Deutsche Asset Management and
Portfolio Manager of the portfolio.
  o Joined Deutsche Asset Management in 2001.
  o Senior analyst at Merrill Lynch Investment
    Managers for the international equity portion of a global balanced portfolio (1996-2001).
  o Director, International Research at
    PCM  International (1989-1996).
  o Associate manager, structured debt and equity group at Prudential Capital Corporation (1988-1989).
  o Analyst at Prudential-Bache Capital Funding in
    London (1987-1988).
  o Equity analyst in the healthcare sector at Prudential Equity Management
    Associates (1985-1987).
  o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Global Discovery Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,         2002       2001      2000     1999       1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of   $ 8.70     $11.76    $13.18    $ 8.04   $ 7.08
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)^a   (.00)*    (.00)*     (.03)     (.06)    (.03)
--------------------------------------------------------------------------------
  Net realized and unrealized   (1.73)     (2.87)     (.62)      5.30     1.18
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment         (1.73)     (2.87)     (.65)      5.24     1.15
  operations
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            --         --     (.11)        --    (.12)
--------------------------------------------------------------------------------
  Net realized gains on             --      (.19)     (.66)     (.10)    (.07)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions               --      (.19)     (.77)     (.10)    (.19)
--------------------------------------------------------------------------------
Net asset value, end of period  $ 6.97     $ 8.70    $11.76    $13.18   $ 8.04
--------------------------------------------------------------------------------
Total Return (%)                (19.89)    (24.59)   (5.29)     65.88   16.44^b
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period          121        150       159        71       25
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before          1.19      1.23^c      1.28      1.63     1.79
expense reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense   1.19      1.22^c      1.28      1.63     1.72
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income   (.03)       .00^d     (.25)     (.66)    (.40)
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         47         56        66        70       54
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b   Total returns would have been lower had certain expenses not been reduced.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.22% and 1.22% for Class A.

^d   Less than .005%

*    Less than $.005 per share

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio typically will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of two analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Top-down analysis. The managers consider the economic outlooks for various sectors and industries, while looking for those that may benefit from changes in the overal business environment.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities, issuers and countries represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated or other investments offer better opportunities.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and US government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the US. In such a case, the portfolio would not be pursuing its investment objective.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o    at times, market conditions might make it hard to value some investments

o    derivatives could produce disproportionate losses

This portfolio is designed for investors who are interested in a broadly diversified international investment with the emphasis on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   37.82       -0.85      11.11       14.78       9.07      18.49       54.51      -21.70     -30.86     -18.37

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -18.80%, Q3 2002

2003 Total Return as of March 31: -8.90%

Average Annual Total Returns (%) as of 12/31/2002

                              1 Year                   5 Years        10 Years
-------------------------------------------------------------------------------
Portfolio -- Class A           -18.37                  -4.15            4.40

Index                          -15.80                  -2.72            4.16
-------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) Europe, Australia, the Far East (EAFE) & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.87%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.16
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        1.03
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                        1 Year       3 Years        5 Years           10 Years
--------------------------------------------------------------------------------
Class A Shares           $105         $328            $569             $1,259
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Alex Tedder                               Clare Gray                              Marc Slendebroek
Managing Director of Deutsche Asset       CFA, Director of Deutsche Asset         Director of Deutsche Asset
Management and Lead Manager of            Management and Co-Manager of the        Management and Co-Manager of the
the portfolio.                            portfolio.                              portfolio.
  o Joined Deutsche Asset Management in    o Joined Deutsche Asset Management      o Joined Deutsche Asset Management
    1994 after four years of experience      in 1993 and the portfolio in 2002.      in 1994 and the portfolio in 1999.
    managing European equities as well     o Portfolio manager with primary        o Over 13 years of investment
    as responsibility for insurance          focus on European markets and           industry experience.
    sector at Schroder Investment            senior analyst covering global        o MA, University of Leiden
    Management.                              telecommunications and pulp and         (Netherlands).
  o Head of International Select Equity      paper.
    strategy; portfolio manager and        o 10 years of investment industry
    analyst for Core EAFE                    experience.
    strategy: London.
  o MA, Freiburg University.
  o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PriecewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

International Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,           2002       2001      2000     1999       1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 8.05    $14.26   $20.34    $14.56   $14.11
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a             .05       .06      .08      .12^b     .13
--------------------------------------------------------------------------------
  Net realized and unrealized     (1.52)    (3.97)   (4.24)      7.17     2.29
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  (1.47)    (3.91)   (4.16)      7.29     2.42
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.06)     (.05)    (.09)     (.02)    (.26)
--------------------------------------------------------------------------------
  Net realized gains on               --    (2.25)   (1.83)    (1.49)   (1.71)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.06)    (2.30)   (1.92)    (1.51)   (1.97)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.52    $ 8.05   $14.26    $20.34   $14.56
--------------------------------------------------------------------------------
Total Return (%)                  (18.37)   (30.86)  (21.70)    54.51    18.49
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            412       513      720       874      509
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense    1.03     1.01^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense     1.03     1.00^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .73       .64      .48       .76      .90
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          123       105       79        86       71
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.00% and 1.00% for Class A.

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change any portfolio's investment objective without seeking shareholder approval. For Bond Portfolio Portfolio, the Board will provide shareholders with at least 60 days' notice prior to making any changes to either portfolio's 80% investment policy.

o As a temporary defensive measure, each portfolio (except Bond Portfolio) may invest, without limit, in relatively stable investments, such as money market securities. In such a case, the portfolio would not be pursuing, and may not achieve, its investment objective.

o The portfolios may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each portfolio's investment decisions, buys and sells securities for the portfolios and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio during the most recent fiscal year, as a percentage of each portfolio's average daily net assets.

Portfolio Name                               Fee Paid
--------------------------------------------------------------------------------
Bond Portfolio                               0.48%

Balanced Portfolio                           0.48

Growth and Income Portfolio                  0.48

Global Discovery Portfolio*                  0.98

International Portfolio                      0.87
--------------------------------------------------------------------------------

* The advisor has agreed to waive all or a portion of total annual operating expenses (excluding 12b-1 fees, if applicable) to limit the expenses of Class A of Global Discovery Portfolio to 1.25% of average daily net assets until April 30, 2004.

Subadvisor for International Portfolio

On June 11, 2002, the Portfolio's Board approved a subadvisory agreement between DeIM and Deutsche Asset Management Services Ltd. ("DeAMIS"). DeAMIS, One Appold Street, London, England, an affiliate of the advisor, is the subadvisor to the International Portfolio. DeAMIS provides a full range of international investment advisory services to institutional and retail clients. DeAMIS is an indirect, wholly owned subsidiary of Deutsche Bank AG. DeIM pays a fee to DeAMIS for acting as subadvisor to the Portfolio.

--------------------------------------------------------------------------------
Your Investment in the Portfolios


The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.


Buying and Selling Shares

Each portfolio offers two classes of shares. Class A shares are offered at net asset value and are not subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is in "good order," it will be processed at the next share price calculated.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of contract and policy holders in such portfolio.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in any such event.

How the Portfolios Calculate Share Price

The share price at which you purchase each portfolio is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for each portfolio is the portfolio's NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a portfolio's Board which are intended to reflect fair value when a market quotation or a pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market of which the security is principally traded (for example, a foreign exchange or market). In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information.

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolios don't price their shares.

Distributions

The portfolios intend to declare and distribute dividends from their net investment income and capital gains, if any, annually. The portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

--------------------------------------------------------------------------------
To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and a portfolio's performance. They also have detailed performance figures, a list of everything each portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090

                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder Variable Series I


o   Money Market Portfolio*

o   Bond Portfolio

o   Growth and Income Portfolio

o   International Portfolio



Prospectus

May 1, 2003


Class A Shares




* Money Market Portfolio does not offer separate classes of shares.

This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents


How the Portfolios Work                    Your Investment in the Portfolios

  3  Money Market Portfolio                20  Buying and Selling Shares

  6  Bond Portfolio                        21  How the Portfolios Calculate
                                               Share Price
 11  Growth and Income Portfolio
                                           21  Distributions
 15  International Portfolio
                                           21  Taxes
 19  Other Policies and Risks

 19  The Investment Advisor




How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Money Market Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income.

The portfolio pursues its goal by investing exclusively in high quality short-term securities.

The portfolio may buy securities from many types of issuers, including the US government, banks (both US and foreign), corporations and municipalities. However, everything the portfolio buys must meet the rules for money market fund investments (see Money Fund Rules below). In addition, the portfolio currently intends to buy only securities that are in the top credit grade for short-term securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days and be denominated in US dollars

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments. An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the portfolio.

As with most money market funds, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

A second risk factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio's performance. To the extent that the portfolio emphasizes certain sectors of the short-term securities market, the portfolio increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable US securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other matters

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o over time, inflation may erode the real value of an investment in the portfolio

o the counterparty to a repurchase agreement or other transaction could default on its obligations

This portfolio may make sense for investors who are interested in capital preservation or want a portfolio for the cash portion of an allocation plan.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio. The performance of the portfolio varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

    2.54        3.72       5.65       5.09        5.25       5.29       4.99        6.21       3.88       1.49

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 1.60%, Q4 2000                    Worst Quarter: 0.35%, Q4 2002

2003 Total Return as of March 31: 0.26%

Average Annual Total Returns (%) as of 12/31/2002

                 1 Year                  5 Years                     10 Years
--------------------------------------------------------------------------------
                  1.49                     4.36                         4.40
--------------------------------------------------------------------------------

Seven-day yield as of December 31, 2002: 1.21%

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.37%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.06
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.43
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of the portfolio to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

            1 Year                3 Years                5 Years       10 Years
--------------------------------------------------------------------------------
             $44                    $138                   $241          $542
--------------------------------------------------------------------------------


The Portfolio Managers

A group of investment professionals is responsible for the day-to-day management of the portfolio. These investment professionals have a broad range of experience managing money market funds.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned or lost, assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Money Market Portfolio

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001      2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
period
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income             .015      .038     .060      .049     .052
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.015)    (.038)   (.060)    (.049)   (.052)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Total Return (%)                    1.49      3.88     6.21      4.99     5.29
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            101       139      121       179      148
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .43      .46^a      .46       .43      .44
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .43      .45^a      .46       .43      .44
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)  1.49      3.77     6.00      4.90     5.17
--------------------------------------------------------------------------------

^a The ratios of expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .45% and .45%, respectively.

Bond Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities. It does this by using a flexible investment program that emphasizes high-grade bonds. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in bonds of any maturity.

This portfolio normally invests at least 65% of total assets in bonds of the top three grades of credit quality. The portfolio could put up to 20% of total assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade
B). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and higher risk of default.

The portfolio can buy many types of income-producing securities, including corporate bonds (historically the backbone of the portfolio), US government and agency bonds and mortgage- and asset-backed securities. Generally, most are from US issuers, but bonds of foreign issuers are also permitted. The portfolio may invest up to 20% of its net assets in foreign debt securities.

The portfolio managers may shift the proportions of the portfolio's holdings, favoring different types of securities at different times while still maintaining variety in terms of the companies and industries represented. In making buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market.

In choosing individual bonds, the managers use independent analysis of issuers' creditworthiness to look for bonds that, for example, show improving credit. Although the managers may adjust the portfolio's duration (a measure of sensitivity to interest rate movements), they generally intend to keep it between four and six years.

Other Investments

Although not one of its principal investment strategies, the portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). The advisor may use these and other types of derivatives in circumstances where the advisor believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) The longer the effective maturity of the portfolio's securities, the more sensitive it will be to interest rate changes. In addition to general risks associated with changing interest rates, the portfolio may also be subject to additional, specific risks. As interest rates decline, the issuers of securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This prepayment may reduce the portfolio's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of the security. Because the portfolio may invest in mortgage-related securities, it is more vulnerable to both of these risks.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment grade bonds. In some cases, bonds may decline in credit quality or go into default.

Market Risk. Deteriorating market conditions might cause a general weakness in the market that reduces the overall level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the portfolio by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the portfolio emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Foreign Investing Risk. The risks of investing in foreign securities are generally greater than those of investing in domestic securities. A foreign government could expropriate or nationalize assets, impose withholding or other taxes on dividend, interest or other payments and prohibit transactions in the country's currency. In many foreign countries, securities markets are less liquid, more volatile and subject to less stringent government regulation than US securities markets.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of economic trends, issuers, industries or other matters

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments. As a result, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates the price of its securities, you may not receive the full market value for your portfolio shares when you sell.

This portfolio is designed for investors who are looking for a relatively high level of income and can accept a moderate level of risk to their investment.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   12.38       -4.79      18.17       2.82        9.10       6.57       -0.95      10.56       5.75       7.66

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:
Best Quarter: 5.70%, Q2 1995                    Worst Quarter -3.89%, Q1 1994
2003 Total Return as of March 31: 1.43%

Average Annual Total Returns (%) as of 12/31/2002

                                     1 Year              5 Years       10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A                   7.66                5.85          6.54

Index                                 10.25                7.55          7.51
--------------------------------------------------------------------------------

Index: Lehman Brothers Aggregate Bond Index, an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.07
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.55
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                       1 Year          3 Years         5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares          $56             $176             $307         $689
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

David Baldt                              Daniel R. Taylor                              Brett Diment
CFA, Managing Director of Deutsche       CFA, Managing Director of Deutsche            Managing Director of Deutsche Asset
Asset Management and Co-Manager of       Asset Management and Co-Manager of the        Management and Consultant to the
the portfolio.                           portfolio.                                    portfolio.
  o Joined Deutsche Asset Management       o Joined Deutsche Asset Management            o Joined Deutsche Asset Management
    in 1989 and the portfolio in 2002.       in 1998 and the portfolio in 2002.            in 1991 and the portfolio in 2002.
  o Began investment career in 1971.       o Prior to that, fixed income portfolio       o Over 13 years of investment industry
                                             manager, asset-backed securities              experience.
J. Christopher Gagnier                       analyst and senior credit analyst,          o Head of Emerging Debt: London.
Managing Director of Deutsche Asset          CoreStates Investment Advisors,             o Began investment career in 1991.
Management and Co-Manager of                 from 1992 to 1998.
the portfolio.                                                                         Timothy C. Vile
  o Joined Deutsche Asset Management     Thomas Flaherty                               CFA, Managing Director of Deutsche
    in 1997 and the portfolio in 2002.   Managing Director of Deutsche Asset           Asset Management and Co-Manager to the
  o Prior to that, portfolio manager,    Management and Co-Manager of the              portfolio.
    Paine Webber (1984-1997).            portfolio.                                      o Joined Deutsche Asset Management
  o Began investment career in 1979.       o Joined Deutsche Asset Management              in 1991 with 6 years that included
  o MBA, University of Chicago.              in 1995 and the portfolio in 2002.            portfolio manager for fixed income
                                           o Began investment career in 1984.              portfolios at Equitable Capita
Gary W. Bartlett                                                                           Management.
CFA, Managing Director of Deutsche       Andrew P. Cestone                               o Portfolio manager for Core Fixed
Asset Management and Co-Manager of the   Managing Director of Deutsche Asset               Income and Global Aggregate Fixed Income.
portfolio.                               Management and Co-Manager of the                o Joined the portfolio in 2002.
  o Joined Deutsche Asset Management     portfolio.
    in 1992 and the portfolio in 2002.     o Joined Deutsche Asset Management
  o Began investment career in 1982.         in 1998 and the portfolio in 2002.
  o MBA, Drexel University.                o Prior to that, Investment Analyst,
                                             Phoenix Investment Partners, from
Warren S. Davis                              1997 to 1998.
Managing Director of Deutsche Asset        o Prior to that, Credit Officer, asset
Management and Co-Manager of                 based lending group, Fleet Bank,
the portfolio.                               from 1995 to 1997.
  o Joined Deutsche Asset Management
    in 1995 and the portfolio in 2002.
  o Began investment career in 1985.
  o MBA, Drexel University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Bond Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001^d    2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 6.89    $ 6.78   $ 6.49    $ 6.88   $ 6.87
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .34       .38      .42       .42      .43
--------------------------------------------------------------------------------
  Net realized and unrealized        .17      .00^b      .23     (.48)      .01
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations   .51       .38      .65     (.06)      .44
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.42)     (.27)    (.36)     (.22)    (.40)
--------------------------------------------------------------------------------
  Net realized gains on               --        --       --     (.11)    (.03)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.42)     (.27)    (.36)     (.33)    (.43)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.98    $ 6.89   $ 6.78    $ 6.49   $ 6.88
--------------------------------------------------------------------------------
Total Return (%)                    7.66      5.75    10.56     (.95)     6.57
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            165       182      102        94      106
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .55      .58^c      .58       .57      .57
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .55      .57^c      .58       .57      .57
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income      5.03      5.47     6.55      6.38     6.34
 (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         262^e      169^e      288        86      115
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The amount of net realized and unrealized gain shown for a share outstanding for the year ended December 31, 2001 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values of the investments of the Portfolio.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .57% and .57%, respectively.

^d As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $.02, increase net realized and unrealized gains and losses per share by $.02, and decrease the ratio of net investment income to average net assets from 5.74% to 5.47%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

^e The portfolio turnover rate including mortgage dollar roll transactions was 276% and 193% for the years ended December 31, 2002 and December 31, 2001, respectively.

Growth and Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large US companies. The portfolio may invest up to 25% of its total assets in foreign securities.

In choosing stocks for the portfolio, the portfolio managers consider yield and other valuation and growth factors, meaning that they focus the portfolio's investments on securities of US companies whose dividend and earnings prospects are believed to be attractive relative to the portfolio's benchmark index, the S&P 500. The portfolio may invest in dividend paying and non-dividend paying stocks.

The managers use bottom-up analysis, looking for companies with strong prospects for continued growth of capital and earnings.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the securities, issuers and economic sectors represented. The portfolio normally will, but is not obligated to, sell a stock if its yield or growth prospects are expected to be below the benchmark average.

The managers may also sell a stock when the managers believe its fundamental factors have changed, to manage overall risk of the portfolio, when other investments offer better opportunities or in the course of adjusting its emphasis on or within a given industry.

Other Investments

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock portfolios, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-sized companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the fund has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other matters

o    derivatives could produce disproportionate losses

This portfolio may make sense for investors interested in an equity fund to provide long-term growth and some current income.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                          31.74       22.17      30.47       7.18       5.80       -2.10      -11.30     -23.13

-------------------------------------------------------------------------------------------------------------------
                           1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:
Best Quarter: 15.86%, Q2 1997                   Worst Quarter: -16.73%, Q3 2002
2003 Total Return as of March 31: -1.77%


Average Annual Total Returns (%) as of 12/31/2002

                                  1 Year          5 Year      Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class A              -23.13          -5.42         6.08

Index                             -22.10          -0.59         9.96
--------------------------------------------------------------------------------

Index: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

*   Inception: May 2, 1994. Index comparison begins April 30, 1994.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.09
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.57
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                         1 Year       3 Years         5 Years        10 Years
--------------------------------------------------------------------------------
Class A Shares            $58           $183           $318            $714
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Kathleen Millard                          Gregory Adams                              Andrew Brudenell
CFA, Managing Director of Deutsche Asset  CFA, Senior Vice President of Deutsche     CFA, Vice President of Deutsche Asset
Management and Lead Manager of the        Asset Management and Portfolio Manager     Management and Portfolio Manager of the
portfolio.                                of the portfolio.                          portfolio.
  o Joined Deutsche Asset Management in      o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management in
    1991 and the portfolio in 1994.            1999 and the portfolio in 1999.           1997 and the portfolio in 2003.
  o Over 20 years of investment industry     o Over 15 years of investment             o Portfolio Manager for US Large Cap
    experience.                                industry experience.                      Core Equity: New York.
                                             o Previously managed Chase Vista          o MS, London School of Economics.
                                               Growth & Income Fund, Chase Vista
                                               Large Cap Equity Fund, Chase Vista
                                               Balanced Fund and other equity
                                               portfolios for Chase Asset
                                               Management.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Growth and Income Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001      2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 8.90    $10.38   $10.96    $11.25   $11.48
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .07       .09      .11       .22      .27
--------------------------------------------------------------------------------
  Net realized and unrealized     (2.12)    (1.23)    (.33)       .46      .54
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  (2.05)    (1.14)    (.22)       .68      .81
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.08)     (.12)    (.15)     (.13)    (.25)
--------------------------------------------------------------------------------
  Net realized gains on               --     (.22)    (.21)     (.84)    (.79)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.08)     (.34)    (.36)     (.97)   (1.04)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.77    $ 8.90   $10.38    $10.96   $11.25
--------------------------------------------------------------------------------
Total Return (%)                  (23.13)   (11.30)  (2.10)      5.80     7.18
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            135       185      185       200      184
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .57      .57%^b      .56       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .57      .56^b      .56       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .92       .94     1.06      2.01     2.41
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           66        67       65        65       39
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .56% and .56% for Class A.

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio typically will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of two analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Top-down analysis. The managers consider the economic outlooks for various sectors and industries, while looking for those that may benefit from changes in the overal business environment.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities, issuers and countries represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated or other investments offer better opportunities.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and US government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the US. In such a case, the portfolio would not be pursuing its investment objective.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o    at times, market conditions might make it hard to value some investments

o    derivatives could produce disproportionate losses

This portfolio is designed for investors who are interested in a broadly diversified international investment with the emphasis on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   37.82       -0.85      11.11       14.78       9.07      18.49       54.51      -21.70     -30.86     -18.37

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -18.80%, Q3 2002

2003 Total Return as of March 31: -8.90%

Average Annual Total Returns (%) as of 12/31/2002

                              1 Year                   5 Years        10 Years
-------------------------------------------------------------------------------
Portfolio -- Class A           -18.37                  -4.15            4.40

Index                          -15.80                  -2.72            4.16
-------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) Europe, Australia, the Far East (EAFE) & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.87%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.16
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        1.03
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                        1 Year       3 Years        5 Years           10 Years
--------------------------------------------------------------------------------
Class A Shares           $105         $328            $569             $1,259
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Alex Tedder                               Clare Gray                              Marc Slendebroek
Managing Director of Deutsche Asset       CFA, Director of Deutsche Asset         Director of Deutsche Asset
Management and Lead Manager of            Management and Co-Manager of the        Management and Co-Manager of the
the portfolio.                            portfolio.                              portfolio.
  o Joined Deutsche Asset Management in    o Joined Deutsche Asset Management      o Joined Deutsche Asset Management
    1994 after four years of experience      in 1993 and the portfolio in 2002.      in 1994 and the portfolio in 1999.
    managing European equities as well     o Portfolio manager with primary        o Over 13 years of investment
    as responsibility for insurance          focus on European markets and           industry experience.
    sector at Schroder Investment            senior analyst covering global        o MA, University of Leiden
    Management.                              telecommunications and pulp and         (Netherlands).
  o Head of International Select Equity      paper.
    strategy; portfolio manager and        o 10 years of investment industry
    analyst for Core EAFE                    experience.
    strategy: London.
  o MA, Freiburg University.
  o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PriecewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

International Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,           2002       2001      2000     1999       1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 8.05    $14.26   $20.34    $14.56   $14.11
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a             .05       .06      .08      .12^b     .13
--------------------------------------------------------------------------------
  Net realized and unrealized     (1.52)    (3.97)   (4.24)      7.17     2.29
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  (1.47)    (3.91)   (4.16)      7.29     2.42
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.06)     (.05)    (.09)     (.02)    (.26)
--------------------------------------------------------------------------------
  Net realized gains on               --    (2.25)   (1.83)    (1.49)   (1.71)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.06)    (2.30)   (1.92)    (1.51)   (1.97)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.52    $ 8.05   $14.26    $20.34   $14.56
--------------------------------------------------------------------------------
Total Return (%)                  (18.37)   (30.86)  (21.70)    54.51    18.49
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            412       513      720       874      509
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense    1.03     1.01^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense     1.03     1.00^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .73       .64      .48       .76      .90
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          123       105       79        86       71
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.00% and 1.00% for Class A.

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change any portfolio's investment objective without seeking shareholder approval. For Bond Portfolio, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's 80% investment policy.

o As a temporary defensive measure, each portfolio (except Bond Portfolio) may invest, without limit, in relatively stable investments, such as money market securities. In such a case, the portfolio would not be pursuing, and may not achieve, its investment objective.

o The portfolios may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each portfolio's investment decisions, buys and sells securities for the portfolios and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio during the most recent fiscal year, as a percentage of each portfolio's average daily net assets.

Portfolio Name                               Fee Paid
--------------------------------------------------------------------------------
Money Market Portfolio                       0.37%

Bond Portfolio                               0.48

Growth and Income Portfolio                  0.48

International Portfolio                      0.87
--------------------------------------------------------------------------------

Subadvisor for International Portfolio

On June 11, 2002, the Portfolio's Board approved a subadvisory agreement between DeIM and Deutsche Asset Management Services Ltd. ("DeAMIS"). DeAMIS, One Appold Street, London, England, an affiliate of the advisor, is the subadvisor to the International Portfolio. DeAMIS provides a full range of international investment advisory services to institutional and retail clients. DeAMIS is an indirect, wholly owned subsidiary of Deutsche Bank AG. DeIM pays a fee to DeAMIS for acting as subadvisor to the Portfolio.

--------------------------------------------------------------------------------
Your Investment in the Portfolios


The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.


Buying and Selling Shares

Each portfolio, except Money Market Portfolio, offers two classes of shares. Class A shares are offered at net asset value and are not subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). For Money Market Portfolio, the share price or net asset value per share is normally $1.00, calculated at amortized cost.

Once an order is received by Scudder Investments Service Company, and it has determined that it is in "good order," it will be processed at the next share price calculated. Since Money Market Portfolio will be investing in instruments that normally require immediate payment in Federal funds (monies credited to a bank's account with its regional Federal Reserve Bank), that portfolio has adopted certain procedures for the convenience of its shareholders and to ensure that Money Market Portfolio receives investable funds.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of contract and policy holders in such portfolio.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in any such event.

How the Portfolios Calculate Share Price

The share price at which you purchase each portfolio is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for each portfolio is the portfolio's NAV.

Except with Money Market Portfolio, we typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a portfolio's Board which are intended to reflect fair value when a market quotation or a pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market of which the security is principally traded (for example, a foreign exchange or market). In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. With Money Market Portfolio, we use amortized cost value (the method used by most money market funds).

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolios don't price their shares.

Distributions

Money Market Portfolio intends to declare its net investment income as a dividend daily and distribute dividends monthly. All other portfolios intend to declare and distribute dividends from their net investment income and capital gains, if any, annually. Any of the portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

--------------------------------------------------------------------------------
To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and a portfolio's performance. They also have detailed performance figures, a list of everything each portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090

                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder Variable Series I


o   Growth and Income Portfolio

o   International Portfolio

Prospectus

May 1, 2003


Class A Shares




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents


How the Portfolios Work                   Your Investment in the Portfolios

  3  Growth and Income Portfolio          12  Buying and Selling Shares

  7  International Portfolio              13  How the Portfolios Calculate
                                              Share Price
 11  Other Policies and Risks
                                          13  Distributions
 11  The Investment Advisor
                                          13  Taxes




How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Growth and Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large US companies. The portfolio may invest up to 25% of its total assets in foreign securities.

In choosing stocks for the portfolio, the portfolio managers consider yield and other valuation and growth factors, meaning that they focus the portfolio's investments on securities of US companies whose dividend and earnings prospects are believed to be attractive relative to the portfolio's benchmark index, the S&P 500. The portfolio may invest in dividend paying and non-dividend paying stocks.

The managers use bottom-up analysis, looking for companies with strong prospects for continued growth of capital and earnings.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the securities, issuers and economic sectors represented. The portfolio normally will, but is not obligated to, sell a stock if its yield or growth prospects are expected to be below the benchmark average.

The managers may also sell a stock when the managers believe its fundamental factors have changed, to manage overall risk of the portfolio, when other investments offer better opportunities or in the course of adjusting its emphasis on or within a given industry.

Other Investments

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock portfolios, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-sized companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the fund has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other matters

o    derivatives could produce disproportionate losses

This portfolio may make sense for investors interested in an equity fund to provide long-term growth and some current income.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                          31.74       22.17      30.47       7.18       5.80       -2.10      -11.30     -23.13

-------------------------------------------------------------------------------------------------------------------
                           1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:
Best Quarter: 15.86%, Q2 1997                   Worst Quarter: -16.73%, Q3 2002
2003 Total Return as of March 31: -1.77%


Average Annual Total Returns (%) as of 12/31/2002

                                  1 Year          5 Year      Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class A              -23.13          -5.42         6.08

Index                             -22.10          -0.59         9.96
--------------------------------------------------------------------------------

Index: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

*   Inception: May 2, 1994. Index comparison begins April 30, 1994.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.09
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.57
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                         1 Year       3 Years         5 Years        10 Years
--------------------------------------------------------------------------------
Class A Shares            $58           $183           $318            $714
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Kathleen Millard                          Gregory Adams                              Andrew Brudenell
CFA, Managing Director of Deutsche Asset  CFA, Senior Vice President of Deutsche     CFA, Vice President of Deutsche Asset
Management and Lead Manager of the        Asset Management and Portfolio Manager     Management and Portfolio Manager of the
portfolio.                                of the portfolio.                          portfolio.
  o Joined Deutsche Asset Management in      o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management in
    1991 and the portfolio in 1994.            1999 and the portfolio in 1999.           1997 and the portfolio in 2003.
  o Over 20 years of investment industry     o Over 15 years of investment             o Portfolio Manager for US Large Cap
    experience.                                industry experience.                      Core Equity: New York.
                                             o Previously managed Chase Vista          o MS, London School of Economics.
                                               Growth & Income Fund, Chase Vista
                                               Large Cap Equity Fund, Chase Vista
                                               Balanced Fund and other equity
                                               portfolios for Chase Asset
                                               Management.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Growth and Income Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001      2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 8.90    $10.38   $10.96    $11.25   $11.48
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .07       .09      .11       .22      .27
--------------------------------------------------------------------------------
  Net realized and unrealized     (2.12)    (1.23)    (.33)       .46      .54
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  (2.05)    (1.14)    (.22)       .68      .81
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.08)     (.12)    (.15)     (.13)    (.25)
--------------------------------------------------------------------------------
  Net realized gains on               --     (.22)    (.21)     (.84)    (.79)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.08)     (.34)    (.36)     (.97)   (1.04)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.77    $ 8.90   $10.38    $10.96   $11.25
--------------------------------------------------------------------------------
Total Return (%)                  (23.13)   (11.30)  (2.10)      5.80     7.18
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            135       185      185       200      184
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .57      .57%^b      .56       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .57      .56^b      .56       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .92       .94     1.06      2.01     2.41
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           66        67       65        65       39
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .56% and .56% for Class A.

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio typically will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of two analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Top-down analysis. The managers consider the economic outlooks for various sectors and industries, while looking for those that may benefit from changes in the overal business environment.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities, issuers and countries represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated or other investments offer better opportunities.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and US government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the US. In such a case, the portfolio would not be pursuing its investment objective.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o    at times, market conditions might make it hard to value some investments

o    derivatives could produce disproportionate losses

This portfolio is designed for investors who are interested in a broadly diversified international investment with the emphasis on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   37.82       -0.85      11.11       14.78       9.07      18.49       54.51      -21.70     -30.86     -18.37

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -18.80%, Q3 2002

2003 Total Return as of March 31: -8.90%

Average Annual Total Returns (%) as of 12/31/2002

                              1 Year                   5 Years        10 Years
-------------------------------------------------------------------------------
Portfolio -- Class A           -18.37                  -4.15            4.40

Index                          -15.80                  -2.72            4.16
-------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) Europe, Australia, the Far East (EAFE) & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.87%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.16
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        1.03
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                        1 Year       3 Years        5 Years           10 Years
--------------------------------------------------------------------------------
Class A Shares           $105         $328            $569             $1,259
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Alex Tedder                               Clare Gray                              Marc Slendebroek
Managing Director of Deutsche Asset       CFA, Director of Deutsche Asset         Director of Deutsche Asset
Management and Lead Manager of            Management and Co-Manager of the        Management and Co-Manager of the
the portfolio.                            portfolio.                              portfolio.
  o Joined Deutsche Asset Management in    o Joined Deutsche Asset Management      o Joined Deutsche Asset Management
    1994 after four years of experience      in 1993 and the portfolio in 2002.      in 1994 and the portfolio in 1999.
    managing European equities as well     o Portfolio manager with primary        o Over 13 years of investment
    as responsibility for insurance          focus on European markets and           industry experience.
    sector at Schroder Investment            senior analyst covering global        o MA, University of Leiden
    Management.                              telecommunications and pulp and         (Netherlands).
  o Head of International Select Equity      paper.
    strategy; portfolio manager and        o 10 years of investment industry
    analyst for Core EAFE                    experience.
    strategy: London.
  o MA, Freiburg University.
  o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PriecewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

International Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,           2002       2001      2000     1999       1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 8.05    $14.26   $20.34    $14.56   $14.11
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a             .05       .06      .08      .12^b     .13
--------------------------------------------------------------------------------
  Net realized and unrealized     (1.52)    (3.97)   (4.24)      7.17     2.29
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  (1.47)    (3.91)   (4.16)      7.29     2.42
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.06)     (.05)    (.09)     (.02)    (.26)
--------------------------------------------------------------------------------
  Net realized gains on               --    (2.25)   (1.83)    (1.49)   (1.71)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.06)    (2.30)   (1.92)    (1.51)   (1.97)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.52    $ 8.05   $14.26    $20.34   $14.56
--------------------------------------------------------------------------------
Total Return (%)                  (18.37)   (30.86)  (21.70)    54.51    18.49
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            412       513      720       874      509
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense    1.03     1.01^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense     1.03     1.00^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .73       .64      .48       .76      .90
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          123       105       79        86       71
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.00% and 1.00% for Class A.

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change any portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, each portfolio may invest, without limit, in relatively stable investments, such as money market securities. In such a case, a portfolio would not be pursuing, and may not achieve, its investment objective.

o The portfolios may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each portfolio's investment decisions, buys and sells securities for the portfolios and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio during the most recent fiscal year, as a percentage of each portfolio's average daily net assets.

Portfolio Name                                              Fee Paid
--------------------------------------------------------------------------------
Growth and Income Portfolio                                 0.48%

International Portfolio                                     0.87
--------------------------------------------------------------------------------


Subadvisor for International Portfolio

On June 11, 2002, the Portfolio's Board approved a subadvisory agreement between DeIM and Deutsche Asset Management Services Ltd. ("DeAMIS"). DeAMIS, One Appold Street, London, England, an affiliate of the advisor, is the subadvisor to the International Portfolio. DeAMIS provides a full range of international investment advisory services to institutional and retail clients. DeAMIS is an indirect, wholly owned subsidiary of Deutsche Bank AG. DeIM pays a fee to DeAMIS for acting as subadvisor to the Portfolio.

--------------------------------------------------------------------------------
Your Investment in the Portfolios


The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.


Buying and Selling Shares

Each portfolio offers two classes of shares. Class A shares are offered at net asset value and are not subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is in "good order," it will be processed at the next share price calculated.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of contract and policy holders in such portfolio.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in any such event.

How the Portfolios Calculate Share Price

The share price at which you purchase each portfolio is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for each portfolio is the portfolio's NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a portfolio's Board which are intended to reflect fair value when a market quotation or a pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market of which the security is principally traded (for example, a foreign exchange or market). In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information.

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolios don't price their shares.

Distributions

The portfolios intend to declare and distribute dividends from their net investment income and capital gains, if any, annually. The portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

--------------------------------------------------------------------------------
To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and a portfolio's performance. They also have detailed performance figures, a list of everything each portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090

                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder Variable Series I


o   Bond Portfolio




Prospectus

May 1, 2003


Class A Shares




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents


How the Portfolio Works                    Your Investment in the Portfolio

  3  Bond Portfolio                         9  Buying and Selling Shares

  8  Other Policies and Risks              10  How the Portfolio Calculates
                                               Share Price
  8  The Investment Advisor
                                           10  Distributions

                                           10  Taxes



How the Portfolio Works

The portfolio is designed to serve as an investment option for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolio is made in conjunction with one of these contracts or policies.

Remember that the portfolios is not a bank deposits. It's not insured or guaranteed by the FDIC or any other government agency. Its share price will go up and down, and you could lose money by investing in it.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Bond Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities. It does this by using a flexible investment program that emphasizes high-grade bonds. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in bonds of any maturity.

This portfolio normally invests at least 65% of total assets in bonds of the top three grades of credit quality. The portfolio could put up to 20% of total assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade
B). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and higher risk of default.

The portfolio can buy many types of income-producing securities, including corporate bonds (historically the backbone of the portfolio), US government and agency bonds and mortgage- and asset-backed securities. Generally, most are from US issuers, but bonds of foreign issuers are also permitted. The portfolio may invest up to 20% of its net assets in foreign debt securities.

The portfolio managers may shift the proportions of the portfolio's holdings, favoring different types of securities at different times while still maintaining variety in terms of the companies and industries represented. In making buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market.

In choosing individual bonds, the managers use independent analysis of issuers' creditworthiness to look for bonds that, for example, show improving credit. Although the managers may adjust the portfolio's duration (a measure of sensitivity to interest rate movements), they generally intend to keep it between four and six years.

Other Investments

Although not one of its principal investment strategies, the portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). The advisor may use these and other types of derivatives in circumstances where the advisor believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) The longer the effective maturity of the portfolio's securities, the more sensitive it will be to interest rate changes. In addition to general risks associated with changing interest rates, the portfolio may also be subject to additional, specific risks. As interest rates decline, the issuers of securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This prepayment may reduce the portfolio's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of the security. Because the portfolio may invest in mortgage-related securities, it is more vulnerable to both of these risks.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment grade bonds. In some cases, bonds may decline in credit quality or go into default.

Market Risk. Deteriorating market conditions might cause a general weakness in the market that reduces the overall level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the portfolio by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the portfolio emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Foreign Investing Risk. The risks of investing in foreign securities are generally greater than those of investing in domestic securities. A foreign government could expropriate or nationalize assets, impose withholding or other taxes on dividend, interest or other payments and prohibit transactions in the country's currency. In many foreign countries, securities markets are less liquid, more volatile and subject to less stringent government regulation than US securities markets.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of economic trends, issuers, industries or other matters

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments. As a result, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates the price of its securities, you may not receive the full market value for your portfolio shares when you sell.

This portfolio is designed for investors who are looking for a relatively high level of income and can accept a moderate level of risk to their investment.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   12.38       -4.79      18.17       2.82        9.10       6.57       -0.95      10.56       5.75       7.66

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:
Best Quarter: 5.70%, Q2 1995                    Worst Quarter -3.89%, Q1 1994
2003 Total Return as of March 31: 1.43%

Average Annual Total Returns (%) as of 12/31/2002

                                     1 Year              5 Years       10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A                   7.66                5.85          6.54

Index                                 10.25                7.55          7.51
--------------------------------------------------------------------------------

Index: Lehman Brothers Aggregate Bond Index, an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.07
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.55
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                       1 Year          3 Years         5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares          $56             $176             $307         $689
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

David Baldt                              Daniel R. Taylor                              Brett Diment
CFA, Managing Director of Deutsche       CFA, Managing Director of Deutsche            Managing Director of Deutsche Asset
Asset Management and Co-Manager of       Asset Management and Co-Manager of the        Management and Consultant to the
the portfolio.                           portfolio.                                    portfolio.
  o Joined Deutsche Asset Management       o Joined Deutsche Asset Management            o Joined Deutsche Asset Management
    in 1989 and the portfolio in 2002.       in 1998 and the portfolio in 2002.            in 1991 and the portfolio in 2002.
  o Began investment career in 1971.       o Prior to that, fixed income portfolio       o Over 13 years of investment industry
                                             manager, asset-backed securities              experience.
J. Christopher Gagnier                       analyst and senior credit analyst,          o Head of Emerging Debt: London.
Managing Director of Deutsche Asset          CoreStates Investment Advisors,             o Began investment career in 1991.
Management and Co-Manager of                 from 1992 to 1998.
the portfolio.                                                                         Timothy C. Vile
  o Joined Deutsche Asset Management     Thomas Flaherty                               CFA, Managing Director of Deutsche
    in 1997 and the portfolio in 2002.   Managing Director of Deutsche Asset           Asset Management and Co-Manager to the
  o Prior to that, portfolio manager,    Management and Co-Manager of the              portfolio.
    Paine Webber (1984-1997).            portfolio.                                      o Joined Deutsche Asset Management
  o Began investment career in 1979.       o Joined Deutsche Asset Management              in 1991 with 6 years that included
  o MBA, University of Chicago.              in 1995 and the portfolio in 2002.            portfolio manager for fixed income
                                           o Began investment career in 1984.              portfolios at Equitable Capita
Gary W. Bartlett                                                                           Management.
CFA, Managing Director of Deutsche       Andrew P. Cestone                               o Portfolio manager for Core Fixed
Asset Management and Co-Manager of the   Managing Director of Deutsche Asset               Income and Global Aggregate Fixed Income.
portfolio.                               Management and Co-Manager of the                o Joined the portfolio in 2002.
  o Joined Deutsche Asset Management     portfolio.
    in 1992 and the portfolio in 2002.     o Joined Deutsche Asset Management
  o Began investment career in 1982.         in 1998 and the portfolio in 2002.
  o MBA, Drexel University.                o Prior to that, Investment Analyst,
                                             Phoenix Investment Partners, from
Warren S. Davis                              1997 to 1998.
Managing Director of Deutsche Asset        o Prior to that, Credit Officer, asset
Management and Co-Manager of                 based lending group, Fleet Bank,
the portfolio.                               from 1995 to 1997.
  o Joined Deutsche Asset Management
    in 1995 and the portfolio in 2002.
  o Began investment career in 1985.
  o MBA, Drexel University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Bond Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001^d    2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 6.89    $ 6.78   $ 6.49    $ 6.88   $ 6.87
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .34       .38      .42       .42      .43
--------------------------------------------------------------------------------
  Net realized and unrealized        .17      .00^b      .23     (.48)      .01
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations   .51       .38      .65     (.06)      .44
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.42)     (.27)    (.36)     (.22)    (.40)
--------------------------------------------------------------------------------
  Net realized gains on               --        --       --     (.11)    (.03)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.42)     (.27)    (.36)     (.33)    (.43)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.98    $ 6.89   $ 6.78    $ 6.49   $ 6.88
--------------------------------------------------------------------------------
Total Return (%)                    7.66      5.75    10.56     (.95)     6.57
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            165       182      102        94      106
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .55      .58^c      .58       .57      .57
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .55      .57^c      .58       .57      .57
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income      5.03      5.47     6.55      6.38     6.34
 (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         262^e      169^e      288        86      115
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The amount of net realized and unrealized gain shown for a share outstanding for the year ended December 31, 2001 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values of the investments of the Portfolio.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .57% and .57%, respectively.

^d As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $.02, increase net realized and unrealized gains and losses per share by $.02, and decrease the ratio of net investment income to average net assets from 5.74% to 5.47%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

^e The portfolio turnover rate including mortgage dollar roll transactions was 276% and 193% for the years ended December 31, 2002 and December 31, 2001, respectively.

Other Policies and Risks

While the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change the portfolio's investment objective without seeking shareholder approval. The Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's 80% investment policy.

o The portfolio may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

This prospectus doesn't tell you about every policy or risk of investing in the portfolio. If you want more information on the portfolio's allowable securities and investment practices and the characteristics and risks, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.


The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the portfolio's investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The portfolio's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from the portfolio. The portfolio paid 0.48% during the most recent fiscal year, as a percentage of the portfolio's average daily net assets.

--------------------------------------------------------------------------------
Your Investment in the Portfolio


The information in this section may affect anyone who selects the portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.


Buying and Selling Shares

The portfolio offers two classes of shares. Class A shares are offered at net asset value and are not subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolio just described) are the insurance companies that offer the portfolio as a choice for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolio is open for business each day the New York Stock Exchange is open. The portfolio calculates its share price as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is in "good order," it will be processed at the next share price calculated.

The portfolio may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of contract and policy holders in the portfolio.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in any such event.

How the Portfolio Calculates Share Price

The share price at which you purchase the portfolio is its net asset value per share, or NAV. To calculate NAV, the portfolio uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for the portfolio is the portfolio's NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by the portfolio's Board which are intended to reflect fair value when a market quotation or a pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market of which the security is principally traded (for example, a foreign exchange or market). In such a case, the portfolio's value for a security is likely to be different from the last quoted market price or pricing service information.

To the extent that the portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolio doesn't price its shares.

Distributions

The portfolio intends to declare and distribute dividends from its net investment income and capital gains, if any, annually. The portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

The portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The portfolio intends to comply with these requirements. If the portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. In that case, the portfolio's yield on those securities would be decreased.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

--------------------------------------------------------------------------------
To Get More Information


Shareholder reports -- These include commentary from the portfolio's management team about recent market conditions and the portfolio's performance. They also have detailed performance figures, a list of everything the portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about the portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolio, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090

                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder Variable Series I


o   Bond Portfolio

o   Growth and Income Portfolio

o   International Portfolio




Prospectus

May 1, 2003


Class A Shares




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents


How the Portfolios Work                    Your Investment in the Portfolios

  3  Bond Portfolio                        18  Buying and Selling Shares

  8  Growth and Income Portfolio           19  How the Portfolios Calculate
                                               Share Price
 16  International Portfolio
                                           19  Distributions
 16  Other Policies and Risks
                                           19  Taxes
 17  The Investment Advisor





How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Bond Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities. It does this by using a flexible investment program that emphasizes high-grade bonds. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in bonds of any maturity.

This portfolio normally invests at least 65% of total assets in bonds of the top three grades of credit quality. The portfolio could put up to 20% of total assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade
B). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and higher risk of default.

The portfolio can buy many types of income-producing securities, including corporate bonds (historically the backbone of the portfolio), US government and agency bonds and mortgage- and asset-backed securities. Generally, most are from US issuers, but bonds of foreign issuers are also permitted. The portfolio may invest up to 20% of its net assets in foreign debt securities.

The portfolio managers may shift the proportions of the portfolio's holdings, favoring different types of securities at different times while still maintaining variety in terms of the companies and industries represented. In making buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market.

In choosing individual bonds, the managers use independent analysis of issuers' creditworthiness to look for bonds that, for example, show improving credit. Although the managers may adjust the portfolio's duration (a measure of sensitivity to interest rate movements), they generally intend to keep it between four and six years.

Other Investments

Although not one of its principal investment strategies, the portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). The advisor may use these and other types of derivatives in circumstances where the advisor believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) The longer the effective maturity of the portfolio's securities, the more sensitive it will be to interest rate changes. In addition to general risks associated with changing interest rates, the portfolio may also be subject to additional, specific risks. As interest rates decline, the issuers of securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This prepayment may reduce the portfolio's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of the security. Because the portfolio may invest in mortgage-related securities, it is more vulnerable to both of these risks.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment grade bonds. In some cases, bonds may decline in credit quality or go into default.

Market Risk. Deteriorating market conditions might cause a general weakness in the market that reduces the overall level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the portfolio by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the portfolio emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Foreign Investing Risk. The risks of investing in foreign securities are generally greater than those of investing in domestic securities. A foreign government could expropriate or nationalize assets, impose withholding or other taxes on dividend, interest or other payments and prohibit transactions in the country's currency. In many foreign countries, securities markets are less liquid, more volatile and subject to less stringent government regulation than US securities markets.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of economic trends, issuers, industries or other matters

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments. As a result, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates the price of its securities, you may not receive the full market value for your portfolio shares when you sell.

This portfolio is designed for investors who are looking for a relatively high level of income and can accept a moderate level of risk to their investment.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   12.38       -4.79      18.17       2.82        9.10       6.57       -0.95      10.56       5.75       7.66

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:
Best Quarter: 5.70%, Q2 1995                    Worst Quarter -3.89%, Q1 1994
2003 Total Return as of March 31: 1.43%

Average Annual Total Returns (%) as of 12/31/2002

                                     1 Year              5 Years       10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A                   7.66                5.85          6.54

Index                                 10.25                7.55          7.51
--------------------------------------------------------------------------------

Index: Lehman Brothers Aggregate Bond Index, an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.07
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.55
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                       1 Year          3 Years         5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares          $56             $176             $307         $689
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

David Baldt                              Daniel R. Taylor                              Brett Diment
CFA, Managing Director of Deutsche       CFA, Managing Director of Deutsche            Managing Director of Deutsche Asset
Asset Management and Co-Manager of       Asset Management and Co-Manager of the        Management and Consultant to the
the portfolio.                           portfolio.                                    portfolio.
  o Joined Deutsche Asset Management       o Joined Deutsche Asset Management            o Joined Deutsche Asset Management
    in 1989 and the portfolio in 2002.       in 1998 and the portfolio in 2002.            in 1991 and the portfolio in 2002.
  o Began investment career in 1971.       o Prior to that, fixed income portfolio       o Over 13 years of investment industry
                                             manager, asset-backed securities              experience.
J. Christopher Gagnier                       analyst and senior credit analyst,          o Head of Emerging Debt: London.
Managing Director of Deutsche Asset          CoreStates Investment Advisors,             o Began investment career in 1991.
Management and Co-Manager of                 from 1992 to 1998.
the portfolio.                                                                         Timothy C. Vile
  o Joined Deutsche Asset Management     Thomas Flaherty                               CFA, Managing Director of Deutsche
    in 1997 and the portfolio in 2002.   Managing Director of Deutsche Asset           Asset Management and Co-Manager to the
  o Prior to that, portfolio manager,    Management and Co-Manager of the              portfolio.
    Paine Webber (1984-1997).            portfolio.                                      o Joined Deutsche Asset Management
  o Began investment career in 1979.       o Joined Deutsche Asset Management              in 1991 with 6 years that included
  o MBA, University of Chicago.              in 1995 and the portfolio in 2002.            portfolio manager for fixed income
                                           o Began investment career in 1984.              portfolios at Equitable Capita
Gary W. Bartlett                                                                           Management.
CFA, Managing Director of Deutsche       Andrew P. Cestone                               o Portfolio manager for Core Fixed
Asset Management and Co-Manager of the   Managing Director of Deutsche Asset               Income and Global Aggregate Fixed Income.
portfolio.                               Management and Co-Manager of the                o Joined the portfolio in 2002.
  o Joined Deutsche Asset Management     portfolio.
    in 1992 and the portfolio in 2002.     o Joined Deutsche Asset Management
  o Began investment career in 1982.         in 1998 and the portfolio in 2002.
  o MBA, Drexel University.                o Prior to that, Investment Analyst,
                                             Phoenix Investment Partners, from
Warren S. Davis                              1997 to 1998.
Managing Director of Deutsche Asset        o Prior to that, Credit Officer, asset
Management and Co-Manager of                 based lending group, Fleet Bank,
the portfolio.                               from 1995 to 1997.
  o Joined Deutsche Asset Management
    in 1995 and the portfolio in 2002.
  o Began investment career in 1985.
  o MBA, Drexel University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Bond Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001^d    2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 6.89    $ 6.78   $ 6.49    $ 6.88   $ 6.87
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .34       .38      .42       .42      .43
--------------------------------------------------------------------------------
  Net realized and unrealized        .17      .00^b      .23     (.48)      .01
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations   .51       .38      .65     (.06)      .44
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.42)     (.27)    (.36)     (.22)    (.40)
--------------------------------------------------------------------------------
  Net realized gains on               --        --       --     (.11)    (.03)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.42)     (.27)    (.36)     (.33)    (.43)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.98    $ 6.89   $ 6.78    $ 6.49   $ 6.88
--------------------------------------------------------------------------------
Total Return (%)                    7.66      5.75    10.56     (.95)     6.57
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            165       182      102        94      106
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .55      .58^c      .58       .57      .57
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .55      .57^c      .58       .57      .57
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income      5.03      5.47     6.55      6.38     6.34
 (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         262^e      169^e      288        86      115
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The amount of net realized and unrealized gain shown for a share outstanding for the year ended December 31, 2001 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values of the investments of the Portfolio.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .57% and .57%, respectively.

^d As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $.02, increase net realized and unrealized gains and losses per share by $.02, and decrease the ratio of net investment income to average net assets from 5.74% to 5.47%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

^e The portfolio turnover rate including mortgage dollar roll transactions was 276% and 193% for the years ended December 31, 2002 and December 31, 2001, respectively.

Growth and Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large US companies. The portfolio may invest up to 25% of its total assets in foreign securities.

In choosing stocks for the portfolio, the portfolio managers consider yield and other valuation and growth factors, meaning that they focus the portfolio's investments on securities of US companies whose dividend and earnings prospects are believed to be attractive relative to the portfolio's benchmark index, the S&P 500. The portfolio may invest in dividend paying and non-dividend paying stocks.

The managers use bottom-up analysis, looking for companies with strong prospects for continued growth of capital and earnings.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the securities, issuers and economic sectors represented. The portfolio normally will, but is not obligated to, sell a stock if its yield or growth prospects are expected to be below the benchmark average.

The managers may also sell a stock when the managers believe its fundamental factors have changed, to manage overall risk of the portfolio, when other investments offer better opportunities or in the course of adjusting its emphasis on or within a given industry.

Other Investments

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock portfolios, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-sized companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the fund has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other matters

o    derivatives could produce disproportionate losses

This portfolio may make sense for investors interested in an equity fund to provide long-term growth and some current income.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                          31.74       22.17      30.47       7.18       5.80       -2.10      -11.30     -23.13

-------------------------------------------------------------------------------------------------------------------
                           1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:
Best Quarter: 15.86%, Q2 1997                   Worst Quarter: -16.73%, Q3 2002
2003 Total Return as of March 31: -1.77%


Average Annual Total Returns (%) as of 12/31/2002

                                  1 Year          5 Year      Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class A              -23.13          -5.42         6.08

Index                             -22.10          -0.59         9.96
--------------------------------------------------------------------------------

Index: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

*   Inception: May 2, 1994. Index comparison begins April 30, 1994.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.09
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.57
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                         1 Year       3 Years         5 Years        10 Years
--------------------------------------------------------------------------------
Class A Shares            $58           $183           $318            $714
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Kathleen Millard                          Gregory Adams                              Andrew Brudenell
CFA, Managing Director of Deutsche Asset  CFA, Senior Vice President of Deutsche     CFA, Vice President of Deutsche Asset
Management and Lead Manager of the        Asset Management and Portfolio Manager     Management and Portfolio Manager of the
portfolio.                                of the portfolio.                          portfolio.
  o Joined Deutsche Asset Management in      o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management in
    1991 and the portfolio in 1994.            1999 and the portfolio in 1999.           1997 and the portfolio in 2003.
  o Over 20 years of investment industry     o Over 15 years of investment             o Portfolio Manager for US Large Cap
    experience.                                industry experience.                      Core Equity: New York.
                                             o Previously managed Chase Vista          o MS, London School of Economics.
                                               Growth & Income Fund, Chase Vista
                                               Large Cap Equity Fund, Chase Vista
                                               Balanced Fund and other equity
                                               portfolios for Chase Asset
                                               Management.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Growth and Income Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001      2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 8.90    $10.38   $10.96    $11.25   $11.48
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .07       .09      .11       .22      .27
--------------------------------------------------------------------------------
  Net realized and unrealized     (2.12)    (1.23)    (.33)       .46      .54
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  (2.05)    (1.14)    (.22)       .68      .81
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.08)     (.12)    (.15)     (.13)    (.25)
--------------------------------------------------------------------------------
  Net realized gains on               --     (.22)    (.21)     (.84)    (.79)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.08)     (.34)    (.36)     (.97)   (1.04)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.77    $ 8.90   $10.38    $10.96   $11.25
--------------------------------------------------------------------------------
Total Return (%)                  (23.13)   (11.30)  (2.10)      5.80     7.18
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            135       185      185       200      184
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .57      .57%^b      .56       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .57      .56^b      .56       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .92       .94     1.06      2.01     2.41
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           66        67       65        65       39
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .56% and .56% for Class A.

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio typically will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of two analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Top-down analysis. The managers consider the economic outlooks for various sectors and industries, while looking for those that may benefit from changes in the overal business environment.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities, issuers and countries represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated or other investments offer better opportunities.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and US government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the US. In such a case, the portfolio would not be pursuing its investment objective.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o    at times, market conditions might make it hard to value some investments

o    derivatives could produce disproportionate losses

This portfolio is designed for investors who are interested in a broadly diversified international investment with the emphasis on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   37.82       -0.85      11.11       14.78       9.07      18.49       54.51      -21.70     -30.86     -18.37

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -18.80%, Q3 2002

2003 Total Return as of March 31: -8.90%

Average Annual Total Returns (%) as of 12/31/2002

                              1 Year                   5 Years        10 Years
-------------------------------------------------------------------------------
Portfolio -- Class A           -18.37                  -4.15            4.40

Index                          -15.80                  -2.72            4.16
-------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) Europe, Australia, the Far East (EAFE) & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.87%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.16
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        1.03
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                        1 Year       3 Years        5 Years           10 Years
--------------------------------------------------------------------------------
Class A Shares           $105         $328            $569             $1,259
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Alex Tedder                               Clare Gray                              Marc Slendebroek
Managing Director of Deutsche Asset       CFA, Director of Deutsche Asset         Director of Deutsche Asset
Management and Lead Manager of            Management and Co-Manager of the        Management and Co-Manager of the
the portfolio.                            portfolio.                              portfolio.
  o Joined Deutsche Asset Management in    o Joined Deutsche Asset Management      o Joined Deutsche Asset Management
    1994 after four years of experience      in 1993 and the portfolio in 2002.      in 1994 and the portfolio in 1999.
    managing European equities as well     o Portfolio manager with primary        o Over 13 years of investment
    as responsibility for insurance          focus on European markets and           industry experience.
    sector at Schroder Investment            senior analyst covering global        o MA, University of Leiden
    Management.                              telecommunications and pulp and         (Netherlands).
  o Head of International Select Equity      paper.
    strategy; portfolio manager and        o 10 years of investment industry
    analyst for Core EAFE                    experience.
    strategy: London.
  o MA, Freiburg University.
  o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PriecewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

International Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,           2002       2001      2000     1999       1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 8.05    $14.26   $20.34    $14.56   $14.11
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a             .05       .06      .08      .12^b     .13
--------------------------------------------------------------------------------
  Net realized and unrealized     (1.52)    (3.97)   (4.24)      7.17     2.29
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  (1.47)    (3.91)   (4.16)      7.29     2.42
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.06)     (.05)    (.09)     (.02)    (.26)
--------------------------------------------------------------------------------
  Net realized gains on               --    (2.25)   (1.83)    (1.49)   (1.71)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.06)    (2.30)   (1.92)    (1.51)   (1.97)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.52    $ 8.05   $14.26    $20.34   $14.56
--------------------------------------------------------------------------------
Total Return (%)                  (18.37)   (30.86)  (21.70)    54.51    18.49
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            412       513      720       874      509
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense    1.03     1.01^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense     1.03     1.00^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .73       .64      .48       .76      .90
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          123       105       79        86       71
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.00% and 1.00% for Class A.

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change any portfolio's investment objective without seeking shareholder approval. For Bond Portfolio, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's 80% investment policy.

o As a temporary defensive measure, each portfolio (except Bond Portfolio) may invest, without limit, in relatively stable investments, such as money market securities. In such a case, a portfolio would not be pursuing, and may not achieve, its investment objective.

o The portfolios may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each portfolio's investment decisions, buys and sells securities for the portfolios and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio during the most recent fiscal year, as a percentage of each portfolio's average daily net assets.

Portfolio Name                               Fee Paid
--------------------------------------------------------------------------------
Bond Portfolio                               0.48%

Growth and Income Portfolio                  0.48

International Portfolio                      0.87
--------------------------------------------------------------------------------

Subadvisor for International Portfolio

On June 11, 2002, the Portfolio's Board approved a subadvisory agreement between DeIM and Deutsche Asset Management Services Ltd. ("DeAMIS"). DeAMIS, One Appold Street, London, England, an affiliate of the advisor, is the subadvisor to the International Portfolio. DeAMIS provides a full range of international investment advisory services to institutional and retail clients. DeAMIS is an indirect, wholly owned subsidiary of Deutsche Bank AG. DeIM pays a fee to DeAMIS for acting as subadvisor to the Portfolio.

--------------------------------------------------------------------------------
Your Investment in the Portfolios

The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.


Buying and Selling Shares

Each portfolio offers two classes of shares. Class A shares are offered at net asset value and are not subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is in "good order," it will be processed at the next share price calculated.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of contract and policy holders in such portfolio.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in any such event.

How the Portfolios Calculate Share Price

The share price at which you purchase each portfolio is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for each portfolio is the portfolio's NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a portfolio's Board which are intended to reflect fair value when a market quotation or a pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market of which the security is principally traded (for example, a foreign exchange or market). In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information.

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolios don't price their shares.

Distributions

The portfolios intend to declare and distribute dividends from their net investment income and capital gains, if any, annually. The portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

--------------------------------------------------------------------------------
To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and a portfolio's performance. They also have detailed performance figures, a list of everything each portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each portfolio, including each portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090

                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder Variable Series I


o   Balanced Portfolio




Prospectus

May 1, 2003


Class A Shares




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents


How the Portfolio Works                   Your Investment in the Portfolio

  3  Balanced Portfolio                   10  Buying and Selling Shares

  8  Other Policies and Risks             11  How the Portfolio Calculates
                                              Share Price
  9  The Investment Advisor
                                          11  Distributions

                                          11  Taxes




How the Portfolio Works

The portfolio is designed to serve as an investment option for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies.

Remember that the portfolio is not a bank deposit. It's not insured or guaranteed by the FDIC or any other government agency. Its share price will go up and down, and you could lose money by investing in it.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Balanced Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities.

In deciding which types of securities to buy and sell, the portfolio managers first analyze the overall financial climate, including interest rates, capital flows and inflation, among other factors. They then weigh the relative attractiveness of stocks compared to bonds and decide on allocations for each. The portfolio normally invests 50-75% of net assets in common stocks and other equities and 25-50% of net assets in investment grade bonds and other fixed-income securities. At all times the portfolio will be invested at least 25% of net assets in fixed-income senior securities.

In choosing stocks, the managers primarily invest in US companies that they believe offer the potential for sustainable growth of revenue or earnings and whose market values appear reasonable in light of their business prospects. The managers follow a disciplined buy and sell strategy in which proprietary research gathered from meetings with senior management teams, government experts and industry leaders plays an important role.

In choosing individual bonds, the managers review each bond's fundamentals, consider how they are structured and use independent analysis of an issuer's creditworthiness. The portfolio can buy many types of bonds of any maturity, including mortgage- and asset-backed securities and government securities.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the securities, issuers and economic sectors represented.

Other Investments

The portfolio's bond investments are normally in the top four grades of credit quality. The portfolio could put up to 10% of total assets -- though no more than 20% of its bond assets -- in junk bonds (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and typically will have higher volatility and risk of default. Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and might choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the fund has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) The longer the effective maturity of the portfolio's securities, the more sensitive it will be to interest rate changes. In addition to general risks associated with changing interest rates, the portfolio may also be subject to additional, specific risks. As interest rates decline, the issuers of securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This prepayment may reduce the portfolio's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of the security.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment grade bonds. In some cases, bonds may decline in credit quality or go into default.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks or other matters

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    derivatives could produce disproportionate losses

This portfolio may make sense for investors interested in stock and bond investments in a single portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and three broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

    7.45       -2.05      26.67       11.89      24.21      23.19       15.32      -2.02      -6.06      -15.07

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 15.51%, Q4 1998                   Worst Quarter: -9.71%, Q2 2002

2003 Total Return as of March 31: 0.10%

Average Annual Total Returns (%) as of 12/31/2002

                                    1 Year          5 Years        10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A                -15.07             2.12         7.48

Index 1                             -22.10            -0.59         9.34

Index 2                             -27.88            -3.84         6.70

Index 3                              10.25             7.55         7.51
--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Russell 1000 Growth Index, an unmanaged capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted-growth values.

Index 3: Lehman Brothers Aggregate Bond Index, an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.08
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.56
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                           1 Year        3 Years          5 Years     10 Years
--------------------------------------------------------------------------------
Class A Shares              $57            $179             $313        $701
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Julie M. Van Cleave                         Gary W. Bartlett                             Andrew P. Cestone
CFA, Managing Director of Deutsche Asset    CFA, Managing Director of Deutsche           Managing Director of Deutsche Asset
Management and Co-Manager of the            Asset Management and Co-Manager of           Management and Co-Manager of the
portfolio.                                  the portfolio.                               portfolio.
  o Joined Deutsche Asset Management and      o Joined Deutsche Asset Management           o Joined Deutsche Asset Management
    the portfolio in 2002.                      in 1992 and the portfolio in 2002.           in 1998 and the portfolio in 2002.
  o Head of Large Cap Growth Portfolio        o Began investment career in 1982.           o Prior to that, Investment Analyst,
    Selection Team.                           o MBA, Drexel University.                      Phoenix Investment Partners, from
  o Previous experience includes 18                                                          1997 to 1998.
    years' investment industry experience   Daniel R. Taylor                               o Prior to that, Credit Officer,
    at Mason Street Advisors, most          CFA, Managing Director of Deutsche               asset based lending group, Fleet
    recently serving as Managing Director   Asset Management and Co-Manager of               Bank, from 1995 to 1997.
    and team leader for the large cap       the portfolio.
    investment team.                          o Joined Deutsche Asset Management         Brett Diment
  o MBA, University of Wisconsin --             in 1998 and the portfolio in 2002.       Managing Director of Deutsche Asset
    Madison.                                  o Prior to that, fixed income              Management and Consultant to the
                                                portfolio manager, asset-backed          portfolio.
Jack A. Zehner                                  securities analyst and senior              o Joined Deutsche Asset Management
Director of Deutsche Asset Management           credit analyst, CoreStates                   in 1991 and the portfolio in 2002.
and Co-Manager of the portfolio.                Investment Advisors, from 1992 to          o Over 13 years of investment
  o Joined Deutsche Asset Management and        1998.                                        industry experience.
    the portfolio in 2002.                                                                 o Head of Emerging Debt: London.
  o Previous experience includes eight      Thomas Flaherty                                o Began investment career in 1991.
    years' investment industry experience   Managing Director of Deutsche Asset
    at Mason Street Advisors where he       Management and Co-Manager of the             Timothy C. Vile
    served most recently as Director --     portfolio.                                   CFA, Managing Director of Deutsche
    Common Stock.                             o Joined Deutsche Asset Management         Asset Management and Co-Manager to
  o MBA, Marquette University.                  in 1995 and the portfolio in 2002.       the portfolio.
                                              o Began investment career in 1984.           o Joined Deutsche Asset Management
Thomas J. Schmid                                                                             in 1991 with 6 years that included
CFA, Director of Deutsche Asset             Janet Campagna                                   portfolio manager for fixed income
Management and Co-Manager of                Managing Director of Deutsche Asset              portfolios at Equitable Capital
the portfolio.                              Management and Co-Manager of                     Management.
  o Joined Deutsche Asset Management and    the portfolio.                                 o Portfolio manager for Core Fixed
    the portfolio in 2002.                    o Joined Deutsche Asset Management             Income and Global Aggregate Fixed
  o Previous experience includes 15             in 1999 and the portfolio in 2002.           Income.
    years' investment industry                o Head of global and tactical asset          o Joined the portfolio in 2002.
    experience, most recently as Director       allocation.
    -- Common Stock at Mason Street           o Investment strategist and manager of
    Advisors.                                   the asset allocation strategies group
  o MBA, University of Chicago.                 for Barclays Global Investors from
                                                1994 to 1999.
  J. Christopher Gagnier                      o Over 15 years of investment industry
  Managing Director of Deutsche Asset           experience.
  Management and Co-Manager of                o Master's degree in Social Science from
  the portfolio.                                California Institute of Technology.
    o Joined Deutsche Asset Management        o Ph.D, Political Science from University
      in 1997 and the portfolio in 2002.        of California at Irvine.
    o Prior to that, portfolio manager,
      Paine Webber (1984-1997).
    o Began investment career in 1979.
    o MBA, University of Chicago.

  Warren S. Davis
  Managing Director of Deutsche Asset
  Management and Co-Manager of
  the portfolio.
    o Joined Deutsche Asset Management
      in 1995 and the portfolio in 2002.
    o Began investment career in 1985.
    o MBA, Drexel University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Balanced Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001^a    2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $11.76    $13.39   $16.11    $15.21   $13.30
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^b            .23       .30      .34       .35      .37
--------------------------------------------------------------------------------
  Net realized and unrealized     (1.97)    (1.07)    (.62)      1.85     2.56
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations (1.74)     (.77)    (.28)      2.20     2.93
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.30)     (.34)    (.28)     (.18)    (.36)
--------------------------------------------------------------------------------
  Net realized gains on               --     (.52)   (2.16)    (1.12)    (.66)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.30)     (.86)   (2.44)    (1.30)   (1.02)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 9.72    $11.76   $13.39    $16.11   $15.21
--------------------------------------------------------------------------------
Total Return (%)                  (15.07)   (6.06)   (2.02)     15.32    23.19
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            130       173      190       199      162
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .56      .57^c      .54       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of expense after expense       .56      .56^c      .54       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)  2.19      2.46     2.41      2.36     2.71
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         141^d      100^d      127        98       74
--------------------------------------------------------------------------------

^a As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gain (loss) per share by $.01, and decrease the ratio of net investment income to average net assets from 2.56% to 2.46%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

^b   Based on average shares outstanding during the period.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .56% and .56%, respectively.

^d The Portfolio turnover rate including mortgage dollar roll transactions was 146% and 104% for the years ended December 31, 2002 and December 31, 2001, respectively.

Other Policies and Risks

While the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change the portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, the portfolio may invest, without limit, in relatively stable investments, such as money market securities. In such a case, the portfolio would not be pursuing, and may not achieve, its investment objective.

o The portfolio may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

This prospectus doesn't tell you about every policy or risk of investing in the portfolio. If you want more information on the portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the portfolio's investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The portfolio's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from the portfolio. Below are the actual rates paid by the portfolio during the most recent fiscal year, as a percentage of the portfolio's average daily net assets.

Portfolio Name                                              Fee Paid
--------------------------------------------------------------------------------
Balanced Portfolio                                          0.48%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Your Investment in the Portfolio


The information in this section may affect anyone who selects the portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.


Buying and Selling Shares

The portfolio offers two classes of shares. Class A shares are offered at net asset value and are not subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolio is open for business each day the New York Stock Exchange is open. The portfolio calculates its share price as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is in "good order," it will be processed at the next share price calculated.

The portfolio may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from the portfolio, orderly portfolio management could be disrupted to the potential detriment of contract and policy holders in the portfolio.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in any such event.

How the Portfolio Calculates Share Price

The share price at which you purchase the portfolio is its net asset value per share, or NAV. To calculate NAV, the portfolio uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for the portfolio is the portfolio's NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by the portfolio's Board which are intended to reflect fair value when a market quotation or a pricing service information is not readily available or when a security's value is believed to have been materially been affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market of which the security is principally traded (for example, a foreign exchange or market). In such a case, the portfolio's value for a security is likely to be different from the last quoted market price or pricing service information.

To the extent that the portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolio doesn't price its shares.

Distributions

The portfolio intends to declare and distribute dividends from its net investment income and capital gains, if any, annually. The portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolio unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the portfolio for federal income tax purposes.

Taxes

The portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The portfolio intends to comply with these requirements. If the portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

--------------------------------------------------------------------------------
To Get More Information


Shareholder reports -- These include commentary from the portfolio's management team about recent market conditions and a portfolio's performance. They also have detailed performance figures, a list of everything the portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the fund, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090

                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder Variable Series I


o   Money Market Portfolio*

o   Bond Portfolio

o   Balanced Portfolio

o   Capital Growth Portfolio

o   International Portfolio




Prospectus

May 1, 2003


Class A Shares




* Money Market Portfolio does not offer separate classes of shares.

This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents


How the Portfolios Work                   Your Investment in the Portfolios

  3  Money Market Portfolio               26  Buying and Selling Shares

  6  Bond Portfolio                       27  How the Portfolios Calculate
                                              Share Price
 11  Balanced Portfolio
                                          27  Distributions
 16  Capital Growth Portfolio
                                          27  Taxes
 20  International Portfolio

 24  Other Policies and Risks

 25  The Investment Advisor



How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Money Market Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income.

The portfolio pursues its goal by investing exclusively in high quality short-term securities.

The portfolio may buy securities from many types of issuers, including the US government, banks (both US and foreign), corporations and municipalities. However, everything the portfolio buys must meet the rules for money market fund investments (see Money Fund Rules below). In addition, the portfolio currently intends to buy only securities that are in the top credit grade for short-term securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days and be denominated in US dollars

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments. An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the portfolio.

As with most money market funds, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

A second risk factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio's performance. To the extent that the portfolio emphasizes certain sectors of the short-term securities market, the portfolio increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable US securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other matters

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o over time, inflation may erode the real value of an investment in the portfolio

o the counterparty to a repurchase agreement or other transaction could default on its obligations

This portfolio may make sense for investors who are interested in capital preservation or want a portfolio for the cash portion of an allocation plan.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio. The performance of the portfolio varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

    2.54        3.72       5.65       5.09        5.25       5.29       4.99        6.21       3.88       1.49

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 1.60%, Q4 2000                    Worst Quarter: 0.35%, Q4 2002

2003 Total Return as of March 31: 0.26%

Average Annual Total Returns (%) as of 12/31/2002

                 1 Year                  5 Years                     10 Years
--------------------------------------------------------------------------------
                  1.49                     4.36                         4.40
--------------------------------------------------------------------------------

Seven-day yield as of December 31, 2002: 1.21%

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.37%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.06
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.43
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of the portfolio to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

            1 Year                3 Years                5 Years       10 Years
--------------------------------------------------------------------------------
             $44                    $138                   $241          $542
--------------------------------------------------------------------------------


The Portfolio Managers

A group of investment professionals is responsible for the day-to-day management of the portfolio. These investment professionals have a broad range of experience managing money market funds.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned or lost, assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Money Market Portfolio

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001      2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
period
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income             .015      .038     .060      .049     .052
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.015)    (.038)   (.060)    (.049)   (.052)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Total Return (%)                    1.49      3.88     6.21      4.99     5.29
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            101       139      121       179      148
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .43      .46^a      .46       .43      .44
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .43      .45^a      .46       .43      .44
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)  1.49      3.77     6.00      4.90     5.17
--------------------------------------------------------------------------------

^a The ratios of expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .45% and .45%, respectively.

Bond Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities. It does this by using a flexible investment program that emphasizes high-grade bonds. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in bonds of any maturity.

This portfolio normally invests at least 65% of total assets in bonds of the top three grades of credit quality. The portfolio could put up to 20% of total assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade
B). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and higher risk of default.

The portfolio can buy many types of income-producing securities, including corporate bonds (historically the backbone of the portfolio), US government and agency bonds and mortgage- and asset-backed securities. Generally, most are from US issuers, but bonds of foreign issuers are also permitted. The portfolio may invest up to 20% of its net assets in foreign debt securities.

The portfolio managers may shift the proportions of the portfolio's holdings, favoring different types of securities at different times while still maintaining variety in terms of the companies and industries represented. In making buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market.

In choosing individual bonds, the managers use independent analysis of issuers' creditworthiness to look for bonds that, for example, show improving credit. Although the managers may adjust the portfolio's duration (a measure of sensitivity to interest rate movements), they generally intend to keep it between four and six years.

Other Investments

Although not one of its principal investment strategies, the portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). The advisor may use these and other types of derivatives in circumstances where the advisor believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) The longer the effective maturity of the portfolio's securities, the more sensitive it will be to interest rate changes. In addition to general risks associated with changing interest rates, the portfolio may also be subject to additional, specific risks. As interest rates decline, the issuers of securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This prepayment may reduce the portfolio's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of the security. Because the portfolio may invest in mortgage-related securities, it is more vulnerable to both of these risks.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment grade bonds. In some cases, bonds may decline in credit quality or go into default.

Market Risk. Deteriorating market conditions might cause a general weakness in the market that reduces the overall level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the portfolio by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the portfolio emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Foreign Investing Risk. The risks of investing in foreign securities are generally greater than those of investing in domestic securities. A foreign government could expropriate or nationalize assets, impose withholding or other taxes on dividend, interest or other payments and prohibit transactions in the country's currency. In many foreign countries, securities markets are less liquid, more volatile and subject to less stringent government regulation than US securities markets.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of economic trends, issuers, industries or other matters

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments. As a result, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates the price of its securities, you may not receive the full market value for your portfolio shares when you sell.

This portfolio is designed for investors who are looking for a relatively high level of income and can accept a moderate level of risk to their investment.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   12.38       -4.79      18.17       2.82        9.10       6.57       -0.95      10.56       5.75       7.66

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:
Best Quarter: 5.70%, Q2 1995                    Worst Quarter -3.89%, Q1 1994
2003 Total Return as of March 31: 1.43%

Average Annual Total Returns (%) as of 12/31/2002

                                     1 Year              5 Years       10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A                   7.66                5.85          6.54

Index                                 10.25                7.55          7.51
--------------------------------------------------------------------------------

Index: Lehman Brothers Aggregate Bond Index, an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.07
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.55
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                       1 Year          3 Years         5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares          $56             $176             $307         $689
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

David Baldt                              Daniel R. Taylor                              Brett Diment
CFA, Managing Director of Deutsche       CFA, Managing Director of Deutsche            Managing Director of Deutsche Asset
Asset Management and Co-Manager of       Asset Management and Co-Manager of the        Management and Consultant to the
the portfolio.                           portfolio.                                    portfolio.
  o Joined Deutsche Asset Management       o Joined Deutsche Asset Management            o Joined Deutsche Asset Management
    in 1989 and the portfolio in 2002.       in 1998 and the portfolio in 2002.            in 1991 and the portfolio in 2002.
  o Began investment career in 1971.       o Prior to that, fixed income portfolio       o Over 13 years of investment industry
                                             manager, asset-backed securities              experience.
J. Christopher Gagnier                       analyst and senior credit analyst,          o Head of Emerging Debt: London.
Managing Director of Deutsche Asset          CoreStates Investment Advisors,             o Began investment career in 1991.
Management and Co-Manager of                 from 1992 to 1998.
the portfolio.                                                                         Timothy C. Vile
  o Joined Deutsche Asset Management     Thomas Flaherty                               CFA, Managing Director of Deutsche
    in 1997 and the portfolio in 2002.   Managing Director of Deutsche Asset           Asset Management and Co-Manager to the
  o Prior to that, portfolio manager,    Management and Co-Manager of the              portfolio.
    Paine Webber (1984-1997).            portfolio.                                      o Joined Deutsche Asset Management
  o Began investment career in 1979.       o Joined Deutsche Asset Management              in 1991 with 6 years that included
  o MBA, University of Chicago.              in 1995 and the portfolio in 2002.            portfolio manager for fixed income
                                           o Began investment career in 1984.              portfolios at Equitable Capita
Gary W. Bartlett                                                                           Management.
CFA, Managing Director of Deutsche       Andrew P. Cestone                               o Portfolio manager for Core Fixed
Asset Management and Co-Manager of the   Managing Director of Deutsche Asset               Income and Global Aggregate Fixed Income.
portfolio.                               Management and Co-Manager of the                o Joined the portfolio in 2002.
  o Joined Deutsche Asset Management     portfolio.
    in 1992 and the portfolio in 2002.     o Joined Deutsche Asset Management
  o Began investment career in 1982.         in 1998 and the portfolio in 2002.
  o MBA, Drexel University.                o Prior to that, Investment Analyst,
                                             Phoenix Investment Partners, from
Warren S. Davis                              1997 to 1998.
Managing Director of Deutsche Asset        o Prior to that, Credit Officer, asset
Management and Co-Manager of                 based lending group, Fleet Bank,
the portfolio.                               from 1995 to 1997.
  o Joined Deutsche Asset Management
    in 1995 and the portfolio in 2002.
  o Began investment career in 1985.
  o MBA, Drexel University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Bond Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001^d    2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 6.89    $ 6.78   $ 6.49    $ 6.88   $ 6.87
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .34       .38      .42       .42      .43
--------------------------------------------------------------------------------
  Net realized and unrealized        .17      .00^b      .23     (.48)      .01
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations   .51       .38      .65     (.06)      .44
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.42)     (.27)    (.36)     (.22)    (.40)
--------------------------------------------------------------------------------
  Net realized gains on               --        --       --     (.11)    (.03)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.42)     (.27)    (.36)     (.33)    (.43)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.98    $ 6.89   $ 6.78    $ 6.49   $ 6.88
--------------------------------------------------------------------------------
Total Return (%)                    7.66      5.75    10.56     (.95)     6.57
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            165       182      102        94      106
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .55      .58^c      .58       .57      .57
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .55      .57^c      .58       .57      .57
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income      5.03      5.47     6.55      6.38     6.34
 (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         262^e      169^e      288        86      115
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The amount of net realized and unrealized gain shown for a share outstanding for the year ended December 31, 2001 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values of the investments of the Portfolio.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .57% and .57%, respectively.

^d As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $.02, increase net realized and unrealized gains and losses per share by $.02, and decrease the ratio of net investment income to average net assets from 5.74% to 5.47%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

^e The portfolio turnover rate including mortgage dollar roll transactions was 276% and 193% for the years ended December 31, 2002 and December 31, 2001, respectively.

Balanced Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities.

In deciding which types of securities to buy and sell, the portfolio managers first analyze the overall financial climate, including interest rates, capital flows and inflation, among other factors. They then weigh the relative attractiveness of stocks compared to bonds and decide on allocations for each. The portfolio normally invests 50-75% of net assets in common stocks and other equities and 25-50% of net assets in investment grade bonds and other fixed-income securities. At all times the portfolio will be invested at least 25% of net assets in fixed-income senior securities.

In choosing stocks, the managers primarily invest in US companies that they believe offer the potential for sustainable growth of revenue or earnings and whose market values appear reasonable in light of their business prospects. The managers follow a disciplined buy and sell strategy in which proprietary research gathered from meetings with senior management teams, government experts and industry leaders plays an important role.

In choosing individual bonds, the managers review each bond's fundamentals, consider how they are structured and use independent analysis of an issuer's creditworthiness. The portfolio can buy many types of bonds of any maturity, including mortgage- and asset-backed securities and government securities.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the securities, issuers and economic sectors represented.

Other Investments

The portfolio's bond investments are normally in the top four grades of credit quality. The portfolio could put up to 10% of total assets -- though no more than 20% of its bond assets -- in junk bonds (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and typically will have higher volatility and risk of default. Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and might choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the fund has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) The longer the effective maturity of the portfolio's securities, the more sensitive it will be to interest rate changes. In addition to general risks associated with changing interest rates, the portfolio may also be subject to additional, specific risks. As interest rates decline, the issuers of securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This prepayment may reduce the portfolio's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of the security.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment grade bonds. In some cases, bonds may decline in credit quality or go into default.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks or other matters

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    derivatives could produce disproportionate losses

This portfolio may make sense for investors interested in stock and bond investments in a single portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and three broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

    7.45       -2.05      26.67       11.89      24.21      23.19       15.32      -2.02      -6.06      -15.07

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 15.51%, Q4 1998                   Worst Quarter: -9.71%, Q2 2002

2003 Total Return as of March 31: 0.10%

Average Annual Total Returns (%) as of 12/31/2002

                                    1 Year          5 Years        10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A                -15.07             2.12         7.48

Index 1                             -22.10            -0.59         9.34

Index 2                             -27.88            -3.84         6.70

Index 3                              10.25             7.55         7.51
--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Russell 1000 Growth Index, an unmanaged capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted-growth values.

Index 3: Lehman Brothers Aggregate Bond Index, an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.08
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.56
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                           1 Year        3 Years          5 Years     10 Years
--------------------------------------------------------------------------------
Class A Shares              $57            $179             $313        $701
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Julie M. Van Cleave                         Gary W. Bartlett                             Andrew P. Cestone
CFA, Managing Director of Deutsche Asset    CFA, Managing Director of Deutsche           Managing Director of Deutsche Asset
Management and Co-Manager of the            Asset Management and Co-Manager of           Management and Co-Manager of the
portfolio.                                  the portfolio.                               portfolio.
  o Joined Deutsche Asset Management and      o Joined Deutsche Asset Management           o Joined Deutsche Asset Management
    the portfolio in 2002.                      in 1992 and the portfolio in 2002.           in 1998 and the portfolio in 2002.
  o Head of Large Cap Growth Portfolio        o Began investment career in 1982.           o Prior to that, Investment Analyst,
    Selection Team.                           o MBA, Drexel University.                      Phoenix Investment Partners, from
  o Previous experience includes 18                                                          1997 to 1998.
    years' investment industry experience   Daniel R. Taylor                               o Prior to that, Credit Officer,
    at Mason Street Advisors, most          CFA, Managing Director of Deutsche               asset based lending group, Fleet
    recently serving as Managing Director   Asset Management and Co-Manager of               Bank, from 1995 to 1997.
    and team leader for the large cap       the portfolio.
    investment team.                          o Joined Deutsche Asset Management         Brett Diment
  o MBA, University of Wisconsin --             in 1998 and the portfolio in 2002.       Managing Director of Deutsche Asset
    Madison.                                  o Prior to that, fixed income              Management and Consultant to the
                                                portfolio manager, asset-backed          portfolio.
Jack A. Zehner                                  securities analyst and senior              o Joined Deutsche Asset Management
Director of Deutsche Asset Management           credit analyst, CoreStates                   in 1991 and the portfolio in 2002.
and Co-Manager of the portfolio.                Investment Advisors, from 1992 to          o Over 13 years of investment
  o Joined Deutsche Asset Management and        1998.                                        industry experience.
    the portfolio in 2002.                                                                 o Head of Emerging Debt: London.
  o Previous experience includes eight      Thomas Flaherty                                o Began investment career in 1991.
    years' investment industry experience   Managing Director of Deutsche Asset
    at Mason Street Advisors where he       Management and Co-Manager of the             Timothy C. Vile
    served most recently as Director --     portfolio.                                   CFA, Managing Director of Deutsche
    Common Stock.                             o Joined Deutsche Asset Management         Asset Management and Co-Manager to
  o MBA, Marquette University.                  in 1995 and the portfolio in 2002.       the portfolio.
                                              o Began investment career in 1984.           o Joined Deutsche Asset Management
Thomas J. Schmid                                                                             in 1991 with 6 years that included
CFA, Director of Deutsche Asset             Janet Campagna                                   portfolio manager for fixed income
Management and Co-Manager of                Managing Director of Deutsche Asset              portfolios at Equitable Capital
the portfolio.                              Management and Co-Manager of                     Management.
  o Joined Deutsche Asset Management and    the portfolio.                                 o Portfolio manager for Core Fixed
    the portfolio in 2002.                    o Joined Deutsche Asset Management             Income and Global Aggregate Fixed
  o Previous experience includes 15             in 1999 and the portfolio in 2002.           Income.
    years' investment industry                o Head of global and tactical asset          o Joined the portfolio in 2002.
    experience, most recently as Director       allocation.
    -- Common Stock at Mason Street           o Investment strategist and manager of
    Advisors.                                   the asset allocation strategies group
  o MBA, University of Chicago.                 for Barclays Global Investors from
                                                1994 to 1999.
  J. Christopher Gagnier                      o Over 15 years of investment industry
  Managing Director of Deutsche Asset           experience.
  Management and Co-Manager of                o Master's degree in Social Science from
  the portfolio.                                California Institute of Technology.
    o Joined Deutsche Asset Management        o Ph.D, Political Science from University
      in 1997 and the portfolio in 2002.        of California at Irvine.
    o Prior to that, portfolio manager,
      Paine Webber (1984-1997).
    o Began investment career in 1979.
    o MBA, University of Chicago.

  Warren S. Davis
  Managing Director of Deutsche Asset
  Management and Co-Manager of
  the portfolio.
    o Joined Deutsche Asset Management
      in 1995 and the portfolio in 2002.
    o Began investment career in 1985.
    o MBA, Drexel University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Balanced Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001^a    2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $11.76    $13.39   $16.11    $15.21   $13.30
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^b            .23       .30      .34       .35      .37
--------------------------------------------------------------------------------
  Net realized and unrealized     (1.97)    (1.07)    (.62)      1.85     2.56
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations (1.74)     (.77)    (.28)      2.20     2.93
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.30)     (.34)    (.28)     (.18)    (.36)
--------------------------------------------------------------------------------
  Net realized gains on               --     (.52)   (2.16)    (1.12)    (.66)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.30)     (.86)   (2.44)    (1.30)   (1.02)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 9.72    $11.76   $13.39    $16.11   $15.21
--------------------------------------------------------------------------------
Total Return (%)                  (15.07)   (6.06)   (2.02)     15.32    23.19
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            130       173      190       199      162
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .56      .57^c      .54       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of expense after expense       .56      .56^c      .54       .55      .56
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)  2.19      2.46     2.41      2.36     2.71
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         141^d      100^d      127        98       74
--------------------------------------------------------------------------------

^a As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gain (loss) per share by $.01, and decrease the ratio of net investment income to average net assets from 2.56% to 2.46%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

^b   Based on average shares outstanding during the period.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .56% and .56%, respectively.

^d The Portfolio turnover rate including mortgage dollar roll transactions was 146% and 104% for the years ended December 31, 2002 and December 31, 2001, respectively.

Capital Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The portfolio invests at least 65% of total assets in common stocks of US companies. Although the portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies in the Standard & Poor's 500r Composite Stock Price Index (the "S&P 500 Index") or the Russell 1000r Growth Index (as of December 31, 2002, the S&P 500 Index and the Russell 1000 Growth Index had median market capitalizations of $6.7 billion and $2.9 billion, respectively). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of these Indices.

In choosing stocks, the portfolio managers look for individual companies that have the potential to display above-average earnings growth relative to other companies, are industry leaders, or have the potential to become industry leaders, have strong product position and effective company management. The managers also analyze many other factors including earnings stability, financial position and stock valuation.

The managers will normally sell a stock when they believe its potential risks have increased, its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities, or as industry exposures are adjusted.

Other Investments

The portfolio may invest up to 20% of its net assets in intermediate to longer-term debt securities. Generally, these securities will be in the top four grades of credit quality (i.e. BBB/Baa and above). In order to reduce risk, as market or economic conditions periodically warrant, the portfolio may also invest up to 25% of its assets in short-term debt instruments. While the portfolio invests mainly in US stocks, it could invest up to 25% of total assets in foreign equity securities.

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the portfolio may use futures, options and covered call options. The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Growth Investing Risk. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks or other matters

o    derivatives could produce disproportionate losses

This portfolio may make sense for investors seeking long-term growth.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   20.88       -9.67      28.65       20.13      35.76      23.23       35.23      -9.90      -19.36     -29.18

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 25.80%, Q4 1998                   Worst Quarter: -19.94%, Q3 2001

2003 Total Return as of March 31: -0.69%

Average Annual Total Returns (%) as of 12/31/2002

                                  1 Year            5 Years          10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A              -29.18              -3.03              6.98

Index 1                           -22.10              -0.59              9.34

Index 2                           -27.88              -3.84              6.70
--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Russell 1000 Growth Index, an unmanaged capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted-growth values.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.47%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.04
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.51
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                                1 Year       3 Years      5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares                   $52          $164          $285          $640
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Julie M. Van Cleave
CFA, Managing Director of Deutsche Asset  Jack A. Zehner                               Thomas J. Schmid
Management and Portfolio Manager of       Director of Deutsche Asset Management        CFA, Director of Deutsche Asset
the portfolio.                            and Portfolio Manager of the portfolio.      Management and Portfolio Manager of
  o Joined Deutsche Asset Management and    o Joined Deutsche Asset Management and     the portfolio.
    the portfolio in 2002.                    the portfolio in 2002.                     o Joined Deutsche Asset Management and
  o Head of Large Cap Growth Portfolio      o Previous experience includes eight           the portfolio in 2002.
    Selection Team.                           years' investment industry                 o Previous experience includes
  o Previous experience includes 18           experience at Mason Street Advisors          15 years' investment industry
    years' investment industry experience     where he served most recently as             experience, most recently as
    at Mason Street Advisors, most            Director -- Common Stock.                    Director -- Common Stock at Mason
    recently serving as Managing Director   o MBA, Marquette University.                   Street Advisors.
    and team leader for the large cap                                                    o MBA, University of Chicago.
    investment team.
  o MBA, University of Wisconsin --
    Madison.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Capital Growth Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,          2002       2001      2000     1999     1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $16.36    $23.07   $29.13    $23.95   $20.63
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .05       .05      .08       .10      .16
--------------------------------------------------------------------------------
  Net realized and unrealized      (4.82)    (4.21)   (2.63)      7.64     4.46
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations (4.77)    (4.16)   (2.55)      7.74     4.62
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.05)     (.08)    (.07)     (.07)    (.17)
--------------------------------------------------------------------------------
  Net realized gains on               --    (2.47)   (3.44)    (2.49)   (1.13)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.05)    (2.55)   (3.51)    (2.56)   (1.30)
--------------------------------------------------------------------------------
Net asset value, end of period    $11.54    $16.36   $23.07    $29.13   $23.95
--------------------------------------------------------------------------------
Total Return (%)                  (29.18)   (19.36)  (9.90)     35.23    23.23
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            558       866    1,126     1,254      901
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .51      .52^b      .49       .49      .50
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .51      .50^b      .49       .49      .50
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .38       .27      .30       .43      .75
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           25        33       55        66       55
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .50% and .50% for Class A.

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio typically will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of two analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Top-down analysis. The managers consider the economic outlooks for various sectors and industries, while looking for those that may benefit from changes in the overal business environment.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities, issuers and countries represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated or other investments offer better opportunities.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and US government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the US. In such a case, the portfolio would not be pursuing its investment objective.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o    at times, market conditions might make it hard to value some investments

o    derivatives could produce disproportionate losses

This portfolio is designed for investors who are interested in a broadly diversified international investment with the emphasis on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

   37.82       -0.85      11.11       14.78       9.07      18.49       54.51      -21.70     -30.86     -18.37

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -18.80%, Q3 2002

2003 Total Return as of March 31: -8.90%

Average Annual Total Returns (%) as of 12/31/2002

                              1 Year                   5 Years        10 Years
-------------------------------------------------------------------------------
Portfolio -- Class A           -18.37                  -4.15            4.40

Index                          -15.80                  -2.72            4.16
-------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) Europe, Australia, the Far East (EAFE) & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.87%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses                                                         0.16
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        1.03
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                        1 Year       3 Years        5 Years           10 Years
--------------------------------------------------------------------------------
Class A Shares           $105         $328            $569             $1,259
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Alex Tedder                               Clare Gray                              Marc Slendebroek
Managing Director of Deutsche Asset       CFA, Director of Deutsche Asset         Director of Deutsche Asset
Management and Lead Manager of            Management and Co-Manager of the        Management and Co-Manager of the
the portfolio.                            portfolio.                              portfolio.
  o Joined Deutsche Asset Management in    o Joined Deutsche Asset Management      o Joined Deutsche Asset Management
    1994 after four years of experience      in 1993 and the portfolio in 2002.      in 1994 and the portfolio in 1999.
    managing European equities as well     o Portfolio manager with primary        o Over 13 years of investment
    as responsibility for insurance          focus on European markets and           industry experience.
    sector at Schroder Investment            senior analyst covering global        o MA, University of Leiden
    Management.                              telecommunications and pulp and         (Netherlands).
  o Head of International Select Equity      paper.
    strategy; portfolio manager and        o 10 years of investment industry
    analyst for Core EAFE                    experience.
    strategy: London.
  o MA, Freiburg University.
  o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PriecewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

International Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,           2002       2001      2000     1999       1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 8.05    $14.26   $20.34    $14.56   $14.11
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a             .05       .06      .08      .12^b     .13
--------------------------------------------------------------------------------
  Net realized and unrealized     (1.52)    (3.97)   (4.24)      7.17     2.29
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  (1.47)    (3.91)   (4.16)      7.29     2.42
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.06)     (.05)    (.09)     (.02)    (.26)
--------------------------------------------------------------------------------
  Net realized gains on               --    (2.25)   (1.83)    (1.49)   (1.71)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions              (.06)    (2.30)   (1.92)    (1.51)   (1.97)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 6.52    $ 8.05   $14.26    $20.34   $14.56
--------------------------------------------------------------------------------
Total Return (%)                  (18.37)   (30.86)  (21.70)    54.51    18.49
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            412       513      720       874      509
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense    1.03     1.01^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense     1.03     1.00^c      .96      1.03     1.04
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .73       .64      .48       .76      .90
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          123       105       79        86       71
--------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.00% and 1.00% for Class A.

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change any portfolio's investment objective without seeking shareholder approval. For Bond Portfolio, the Board will provide shareholders with at least 60 days' notice prior to making any changes to either portfolio's 80% investment policy.

o As a temporary defensive measure, each portfolio (except Bond Portfolio and Capital Growth Portfolio) may invest, without limit, in relatively stable investments, such as money market securities. In such a case, a portfolio would not be pursuing, and may not achieve, its investment objective.

o The portfolios may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each portfolio's investment decisions, buys and sells securities for the portfolios and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio during the most recent fiscal year, as a percentage of each portfolio's average daily net assets.

Portfolio Name                               Fee Paid
--------------------------------------------------------------------------------
Money Market Portfolio                       0.37%

Bond Portfolio                               0.48

Balanced Portfolio                           0.48

Capital Growth Portfolio                     0.47

International Portfolio                      0.87
--------------------------------------------------------------------------------


Subadvisor for International Portfolio

On June 11, 2002, the Portfolio's Board approved a subadvisory agreement between DeIM and Deutsche Asset Management Services Ltd. ("DeAMIS"). DeAMIS, One Appold Street, London, England, an affiliate of the advisor, is the subadvisor to the International Portfolio. DeAMIS provides a full range of international investment advisory services to institutional and retail clients. DeAMIS is an indirect, wholly owned subsidiary of Deutsche Bank AG. DeIM pays a fee to DeAMIS for acting as subadvisor to the Portfolio.

--------------------------------------------------------------------------------
Your Investment in the Portfolios


The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.


Buying and Selling Shares

Each portfolio, except Money Market Portfolio, offers two classes of shares. Class A shares are offered at net asset value and are not subject to 12b-1 fees. There is a 1% fee payable to Health Sciences Portfolio for exchanges or redemptions of shares held for less than one year.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). For Money Market Portfolio, the share price or net asset value per share is normally $1.00, calculated at amortized cost.

Once an order is received by Scudder Investments Service Company, and it has determined that it is in "good order," it will be processed at the next share price calculated. Since Money Market Portfolio will be investing in instruments that normally require immediate payment in Federal funds (monies credited to a bank's account with its regional Federal Reserve Bank), that portfolio has adopted certain procedures for the convenience of its shareholders and to ensure that Money Market Portfolio receives investable funds.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of contract and policy holders in such portfolio.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in any such event.

How the Portfolios Calculate Share Price

The share price at which you purchase each portfolio is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for each portfolio is the portfolio's NAV.

Except with Money Market Portfolio, we typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a portfolio's Board which are intended to reflect fair value when a market quotation or a pricing service information is not readily available or when a security's value is believed to have been materially been affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market of which the security is principally traded (for example, a foreign exchange or market). In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. With Money Market Portfolio, we use amortized cost value (the method used by most money market funds).

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolios don't price their shares.

Distributions

Money Market Portfolio intends to declare its net investment income as a dividend daily and distribute dividends monthly. All other portfolios intend to declare and distribute dividends from their net investment income and capital gains, if any, annually. Any of the portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

--------------------------------------------------------------------------------
To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and a portfolio's performance. They also have detailed performance figures, a list of everything each portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090

                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder Variable Series I


o   21st Century Growth Portfolio




Prospectus

May 1, 2003



Class A Shares




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents


How the Portfolio Works                     Your Investment in the Portfolio

  3  21st Century Growth Portfolio          8  Buying and Selling Shares

  7  Other Policies and Risks               9  How the Portfolio Calculates
                                               Share Price
  7  The Investment Advisor
                                            9  Distributions

                                            9  Taxes




How the Portfolio Works

The portfolio is designed to serve as an investment option for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolio is made in conjunction with one of these contracts or policies.

Remember that the portfolio is not a bank deposit. It's not insured or guaranteed by the FDIC or any other government agency. Its share price will go up and down, and you could lose money by investing in it.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

21st Century Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital by investing primarily in equity securities issued by emerging growth companies. The portfolio typically invests at least 80% of total assets in common stocks of companies that are similar in size to those in the Russell 2000 Growth Index (as of December 31, 2002, the Russell 2000 Growth Index had a median market capitalization of $320 million). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index.

Using extensive fundamental and field research, the managers look for small companies, such as those in the Russell 2000 Growth Index, that have low debt, exceptional management teams that hold a significant stake in the company, strong current or potential competitive positioning and potential annual earnings growth of at least 15%, among other factors. The managers expect to find these companies in many rapidly changing sectors of the economy, such as telecommunications, biotechnology and high tech.

The managers generally look for companies that they believe have potential for sustainable above-average earnings growth and whose market value appears reasonable in light of their business prospects.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities and issuers represented.

The managers will normally sell a stock when they believe its price is unlikely to go much higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting its emphasis on a given industry.

Also, as companies in the portfolio exceed the market value of those in the Russell 2000 Growth Index, the portfolio may continue to hold their stock, but generally will not add to these holdings.

Other Investments

Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Growth Investing Risk. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other factors

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    at times, market conditions might make it hard to value some investments

o    derivatives could produce disproportionate losses

This portfolio may make sense for long-term investors who can accept the risks of small-company investing and who are interested in a portfolio that seeks out tomorrow's leaders.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                                           -22.39     -23.28     -41.25

---------------------------------------------------------------------------
                                            2000       2001       2002
---------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 18.44%, Q4 2001                   Worst Quarter: -27.45%, Q3 2001

2003 Total Return as of March 31: -4.64%

Average Annual Total Returns (%) as of 12/31/2002


                                             1 Year             Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class A                         -41.25                 -12.31

Index                                        -30.26                 -10.84
--------------------------------------------------------------------------------

Index: Russell 2000 Growth Index, an unmanaged capitalization-weighted measure of 2000 of the smallest capitalized US companies with a greater-than-average growth orientation and whose common stocks trade on the NYSE, AMEX and Nasdaq.

*   Inception: May 3, 1999. Index comparison begins April 30, 1999.

In the bar chart, total returns for 2000 and 2001 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2001 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                             Class A
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.88%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses*                                                        0.23
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        1.11
--------------------------------------------------------------------------------

* Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of Scudder 21st Century Growth Portfolio to 1.50%.

Based on the costs above, this example helps you compare the expenses of Class A shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

                       1 Year       3 Years         5 Years             10 Years
--------------------------------------------------------------------------------
Class A Shares          $351         $113            $609                $1,346
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Audrey M.T. Jones                                 Samuel A. Dedio                               Doris R. Klug
CFA, Managing Director of Deutsche Asset          Director of Deutsche Asset Management         CFA, Director of Deutsche Asset
Management and Portfolio Manager of               and Portfolio Manager of the portfolio.       Management and Portfolio Manager
the portfolio.                                      o Joined Deutsche Asset Management in       of the portfolio.
  o Joined Deutsche Asset Management in               1999 after eight years of experience as   o Joined Deutsche Asset Management
    1986 and the portfolio in 2002.                   analyst at Ernst & Young, LLP, Evergreen    in 2000 and the portfolio
  o Portfolio manager with a primary focus            Asset Management and Standard &             in 2002.
    on the credit sensitive, communications           Poor's Corp.                              o Portfolio manager with a primary
    services, energy, process industries and        o Portfolio manager for US small- and mid-    focus on the consumer and capital
    transportation sectors.                           cap equity and senior small cap             goods sectors.
  o Over 30 years of investment industry              analyst for technology.                   o Vice President of Mutual of
    experience.                                     o MS, American University, Kogod School       America from 1993-2000.
  o BBA, Pace University Lubin School of              of Business.                              o Over 21 years of financial
    Business.                                       o Joined the portfolio in 2002                industry experience.
                                                                                                o MBA, Stern School of Business,
                                                                                                  New York University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

21st Century Growth Portfolio -- Class A

--------------------------------------------------------------------------------
Years Ended December 31,                    2002       2001      2000     1999^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period       $ 6.23    $ 8.12   $10.55    $6.00^b
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^c            (.04)     (.04)    (.11)     (.04)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)  (2.53)    (1.85)   (2.20)      4.59
  on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations         (2.57)    (1.89)   (2.31)      4.55
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment
  transactions                               --        --    (.12)        --
--------------------------------------------------------------------------------
Net asset value, end of period             $ 3.66    $ 6.23   $ 8.12    $10.55
--------------------------------------------------------------------------------
Total Return (%)                        (41.25)   (23.28)^d (22.39)^d  75.83^d**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)         34        45       26        15
--------------------------------------------------------------------------------
Ratio of expenses before expense             1.11     1.17^e     1.35     2.90*
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense              1.11     1.15^e     1.29     1.50*
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)   (.88)     (.64)   (1.06)    (.95)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                    72       103      109        61
--------------------------------------------------------------------------------

^a   For the period May 3, 1999 (commencement of operations) to December 31,
     1999.

^b   Original capital.

^c   Based on average shares outstanding during the period.

^d   Total return would have been lower had certain expenses not been reduced.

^e The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.16% and 1.15% for Class A.

*    Annualized

**   Not annualized

Other Policies and Risks

While the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change the portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, the portfolio may invest, without limit, in relatively stable investments, such as money market securities. In such a case, the portfolio would not be pursuing, and may not achieve, its investment objective.

o The portfolio may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on the portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.


The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the portfolio's investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The portfolio's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from the portfolio. Below are the actual rates paid by the portfolio during the most recent fiscal year, as a percentage of the portfolio's average daily net assets.

Portfolio Name                                              Fee Paid
--------------------------------------------------------------------------------
21st Century Growth Portfolio*                                 0.88
--------------------------------------------------------------------------------

* The advisor has agreed to waive all or a portion of total annual operating expenses (exclusive of 12b-1 fees, if applicable) to limit the expenses of Class A of 21st Century Growth Portfolio to 1.50% of average daily net assets until April 30, 2004.

--------------------------------------------------------------------------------
Your Investment in the Portfolio


The information in this section may affect anyone who selects the portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.


Buying and Selling Shares

The portfolio offers two classes of shares. Class A shares are offered at net asset value and are not subject to 12b-1 fees. Technically, the shareholders of Scudder Variable Series I (which includes the portfolio just described) are the insurance companies that offer the portfolio as a choice for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolio is open for business each day the New York Stock Exchange is open. The portfolio calculates its share price as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is in "good order," it will be processed at the next share price calculated.

The portfolio may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of contract and policy holders in the portfolio.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in any such event.

How the Portfolio Calculates Share Price
The share price at which you purchase the portfolio is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for the portfolio is the portfolio's NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by the portfolio's Board which are intended to reflect fair value when a market quotation or a pricing service information is not readily available or when a security's value is believed to have been materially been affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market of which the security is principally traded (for example, a foreign exchange or market). In such a case, the portfolio's value for a security is likely to be different from the last quoted market price or pricing service information.

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolio doesn't price its shares.

Distributions

The portfolio intends to declare and distribute dividends from its net investment income and capital gains, if any, annually. Any of the portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

The portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

--------------------------------------------------------------------------------
To Get More Information


Shareholder reports -- These include commentary from the portfolio's management team about recent market conditions and the portfolio's performance. They also have detailed performance figures, a list of everything the portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about the portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the fund, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090

                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder Variable Series I


o    Growth and Income Portfolio

o    Capital Growth Portfolio

o    Global Discovery Portfolio

o    International Portfolio



Prospectus

May 1, 2003


Class B Shares








This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.








As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents



How the Portfolios Work                Your Investment in the Portfolios

 3   Growth and Income Portfolio       21   Buying and Selling Shares

 7   Capital Growth Portfolio          22   How the Portfolios Calculate Share Price

11   Global Discovery Portfolio        22   Distributions

15   International Portfolio           22   Taxes

19   Other Policies and Risks          23   Marketing and Distribution Fees

20   The Investment Advisor


How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Growth and Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large US companies. The portfolio may invest up to 25% of its total assets in foreign securities.

In choosing stocks for the portfolio, the portfolio managers consider yield and other valuation and growth factors, meaning that they focus the portfolio's investments on securities of US companies whose dividend and earnings prospects are believed to be attractive relative to the portfolio's benchmark index, the S&P 500. The portfolio may invest in dividend paying and non-dividend paying stocks.

The managers use bottom-up analysis, looking for companies with strong prospects for continued growth of capital and earnings.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the securities, issuers and economic sectors represented. The portfolio normally will, but is not obligated to, sell a stock if its yield or growth prospects are expected to be below the benchmark average.

The managers may also sell a stock when the managers believe its fundamental factors have changed, to manage overall risk of the portfolio, when other investments offer better opportunities or in the course of adjusting its emphasis on or within a given industry.

Other Investments

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock portfolios, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-sized companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the fund has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other matters

o     derivatives could produce disproportionate losses

This portfolio may make sense for investors interested in an equity fund to provide long-term growth and some current income.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B shares is May 1, 1997. In the bar chart and the table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

-----------------------------------------------------------------------------------------
 1995       1996        1997       1998       1999        2000       2001       2002
-----------------------------------------------------------------------------------------
31.41       21.86      30.15       6.95       5.48       -2.33      -11.56     -23.40

For the periods included in the bar chart:

Best Quarter: 15.79%, Q2 1997                   Worst Quarter: -16.88%, Q3 2002

2003 Total Return as of March 31: -1.63%

Average Annual Total Returns (%) as of 12/31/2002

                           1 Year             5 Years        Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class B       -23.40              -5.68                5.80

Index                      -22.10              -0.59                9.96
--------------------------------------------------------------------------------

Index: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

* Inception date of Class A is May 2, 1994. Index comparison begins April 30, 1994.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                            Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                      0.25
--------------------------------------------------------------------------------
Other Expenses*                                                       0.24
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                       0.97
--------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping services.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                 1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares             $99           $309           $536         $1,190
--------------------------------------------------------------------------------

The Portfolio Managers
The following people handle the day-to-day management of the portfolio:

Kathleen Millard                          Gregory Adams                           Andrew Brudenell
CFA, Managing Director of Deutsche Asset  CFA, Senior Vice President of Deutsche  CFA, Vice President of Deutsche Asset
Management and Lead Manager of the        Asset Management and Portfolio Manager  Management and Portfolio Manager of the
portfolio.                                of the portfolio.                       portfolio.
 o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management in   o Joined Deutsche Asset Management in
   1991 and the portfolio in 1994.           1999 and the portfolio in 1999.         1997 and the portfolio in 2003.
 o Over 20 years of investment industry    o Over 15 years of investment           o Portfolio Manager for US Large Cap
   experience.                               industry experience.                    Core Equity: New York.
                                           o Previously managed Chase Vista        o MS, London School of Economics.
                                             Growth & Income Fund, Chase Vista
                                             Large Cap Equity Fund, Chase Vista
                                             Balanced Fund and other equity
                                             portfolios for Chase Asset
                                             Management.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Growth and Income Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                     2002      2001     2000      1999     1998
---------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $ 8.87    $10.35   $10.93    $11.24   $11.47
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^a                                                     .05       .06      .09       .19      .25
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions        (2.12)    (1.23)    (.33)      .46      .54
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (2.07)    (1.17)    (.24)      .65      .79
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                      (.05)     (.09)    (.13)     (.12)    (.23)
---------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investment transactions                                --      (.22)    (.21)     (.84)    (.79)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                        (.05)     (.31)    (.34)     (.96)   (1.02)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $ 6.75    $ 8.87   $10.35    $10.93   $11.24
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                           (23.40)   (11.56)   (2.33)     5.48     6.95
---------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                          7        10       13        14       14
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                               .82       .82^b    .81       .80      .79
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                .82       .81^b    .81       .80      .79
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .67       .69      .81      1.76     2.20
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    66        67       65        65       39
---------------------------------------------------------------------------------------------------------------------------

^a    Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .81% and .81% for Class B.

Capital Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The portfolio invests at least 65% of total assets in common stocks of US companies. Although the portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies in the Standard & Poor's 500r Composite Stock Price Index (the "S&P 500 Index") or the Russell 1000r Growth Index (as of December 31, 2002, the S&P 500 Index and the Russell 1000 Growth Index had median market capitalizations of $6.7 billion and $2.9 billion, respectively). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of these Indices.

In choosing stocks, the portfolio managers look for individual companies that have the potential to display above-average earnings growth relative to other companies, are industry leaders, or have the potential to become industry leaders, have strong product position and effective company management. The managers also analyze many other factors including earnings stability, financial position and stock valuation.

The managers will normally sell a stock when they believe its potential risks have increased, its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or as industry exposures are adjusted.

Other Investments

The portfolio may invest up to 20% of its net assets in intermediate to longer-term debt securities. Generally, these securities will be in the top four grades of credit quality (i.e. BBB/Baa and above). In order to reduce risk, as market or economic conditions periodically warrant, the portfolio may also invest up to 25% of its assets in short-term debt instruments. While the portfolio invests mainly in US stocks, it could invest up to 25% of total assets in foreign equity securities.

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks. The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the portfolio may use futures, options and covered call options.

The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Growth Investing Risk. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks or other matters
o     derivatives could produce disproportionate losses

This portfolio may make sense for investors seeking long-term growth.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B shares is May 12, 1997. In the bar chart and the table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------
   20.58       -9.90      28.33       19.83      35.45      22.94       34.88      -10.13     -19.64     -29.37

For the periods included in the bar chart:

Best Quarter: 25.75%, Q4 1998                   Worst Quarter: -20.09%, Q3 2001

2003 Total Return as of March 31: -0.78%

Average Annual Total Returns (%) as of 12/31/2002

                          1 Year            5 Years            10 Years
-----------------------------------------------------------------------------
Portfolio -- Class B      -29.37              -3.29               6.71

Index 1                   -22.10              -0.59               9.34

Index 2                   -27.88              -3.84               6.70
-----------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Russell 1000 Growth Index, an unmanaged capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted-growth values.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                            Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.47%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                      0.25
--------------------------------------------------------------------------------
Other Expenses*                                                       0.19
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                       0.91
--------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping services.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                    1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares               $93           $290           $504         $1,120
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Julie M. Van Cleave                                                                Thomas J. Schmid
CFA, Managing Director of Deutsche Asset  Jack A. Zehner                           CFA, Director of Deutsche Asset
Management and portfolio manager of       Director of Deutsche Asset Management    Management and portfolio manager of
the portfolio.                            and portfolio manager of the portfolio.  the portfolio.
 o Joined Deutsche Asset Management and    o Joined Deutsche Asset Management and   o Joined Deutsche Asset Management and
   the portfolio in 2002.                    the portfolio in 2002.                   the portfolio in 2002.
 o Head of Large Cap Growth Portfolio      o Previous experience includes eight     o Previous experience includes
   Selection Team.                           years' investment industry               15 years' investment industry
 o Previous experience includes 18           experience at Mason Street Advisors      experience, most recently as
   years' investment industry experience     where he served most recently as         Director -- Common Stock at Mason
   at Mason Street Advisors, most            Director -- Common Stock.                Street Advisors.
   recently serving as Managing Director   o MBA, Marquette University.             o MBA, University of Chicago.
   and team leader for the large cap
   investment team.
 o MBA, University of Wisconsin --
   Madison.


Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Capital Growth Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                     2002      2001     2000      1999     1998
---------------------------------------------------------------------------------------------------------------------------

Selected Per Share Data
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $16.29    $23.00   $29.05    $23.92   $20.61
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^a                                                     .02       .00*     .01       .04      .11
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions        (4.81)    (4.21)   (2.62)     7.62     4.45
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (4.79)    (4.21)   (2.61)     7.66     4.56
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                      (.01)     (.03)      --      (.04)    (.12)
---------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investment transactions                                --     (2.47)   (3.44)    (2.49)   (1.13)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                        (.01)    (2.50)   (3.44)    (2.53)   (1.25)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $11.49    $16.29   $23.00    $29.05   $23.92
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                           (29.37)   (19.64)  (10.13)    34.88    22.94
---------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        .89       .71     1.16      1.28      .83
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                               .76       .77^b    .74       .74      .75
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                .76       .75^b    .74       .74      .75
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .13       .02      .05       .18      .49
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    25        33       55        66       55
---------------------------------------------------------------------------------------------------------------------------

^a    Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .75% and .75% for Class B.

*     Less than $.005 per share

Global Discovery Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks above-average capital appreciation over the long term. The portfolio invests at least 65% of total assets in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 20% of the Citigroup Broad Market Index). While the portfolio may invest in securities in any country, it generally focuses on countries within developed economies (including the US). As of December 31, 2002, companies in which the portfolio invests typically have a market capitalization of between $500 million and $5 billion.

In choosing stocks, the portfolio manager uses a combination of three analytical disciplines:

Bottom-up research. The manager looks for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Growth orientation. The manager generally looks for companies that he believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

Analysis of global themes. The manager considers global economic outlooks, seeking to identify industries and companies that are likely to benefit from social, political and economic changes.

The manager generally intends to keep the fund's holdings diversified across countries and regions, although, depending on their outlook, he may increase or reduce the portfolio's exposure to a given area.

The manager will normally sell a stock when he believes its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

Other Investments

The portfolio may invest up to 35% of total assets in common stocks and other equities of large companies or in debt securities (of which a portion, up to 5% of net assets, may be junk bonds, i.e., grade BB/Ba and below). Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and might choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case US and foreign stock markets. When US and foreign stock prices fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the manager could be incorrect in his analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o at times, market conditions might make it hard to value some investments o growth stocks may be out of favor for certain periods

o a bond could decline in credit quality or go into default; this risk is greater with foreign bonds o derivatives could produce disproportionate losses

This portfolio may interest long-term investors interested in diversifying a large-cap or domestic portfolio of investments.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B shares is May 2, 1997. In the bar chart and the table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

----------------------------------------------------------------------------
           1997       1998       1999        2000       2001       2002
----------------------------------------------------------------------------
          12.10      16.18       65.63      -5.42      -24.96     -20.07

For the periods included in the bar chart:

Best Quarter: 40.87%, Q4 1999                   Worst Quarter: -21.44%, Q3 2001

2003 Total Return as of March 31: -3.48%

Average Annual Total Returns (%) as of 12/31/2002

                            1 Year           5 Years            Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class B        -20.07              1.77                   3.94

Index                       -12.50              0.65                   2.00
--------------------------------------------------------------------------------

Index: Citigroup World Equity Extended Market Index, formerly the Salmon Smith Barney World Equity Extended Market Index, an unmanaged small-capitalization stock universe of 22 countries.

* Inception date of Class A is May 1, 1996. Index comparison begins April 30, 1996.

In the bar chart, total returns for 1997 and 1998 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1998 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                            Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                       0.98%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                      0.25
--------------------------------------------------------------------------------
Other Expenses*                                                       0.36
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                     1.59
--------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping services.

** Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of Scudder Global Discovery Portfolio to 1.65%.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                  1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares             $162           $502           $866         $1,889
--------------------------------------------------------------------------------

The Portfolio Manager

The following individual handles the day-to-day management of the portfolio:

Joseph Axtell
CFA, Director of Deutsche Asset
Management and Co-Manager of the
portfolio.
 o Joined Deutsche Asset Management
   in 2001.
 o Senior analyst at Merrill Lynch Investment Managers for the international equity portion of a global balanced portfolio (1996-2001).
 o Director, International Research at PCM International (1989-1996).
 o Associate manager, structured debt and equity group at Prudential Capital Corporation (1988-1989).
 o Analyst at Prudential-Bache Capital Funding in London (1987-1988).
 o Equity analyst in the healthcare sector at Prudential Equity Management Associates (1985-1987).
 o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Global Discovery Portfolio -- Class B

----------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                    2002       2001      2000       1999     1998
----------------------------------------------------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 8.62     $11.69    $13.11     $ 8.01   $ 7.07
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^a                                            (.02)      (.02)     (.07)      (.08)    (.05)
----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions       (1.71)     (2.86)     (.61)      5.28     1.18
----------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                         (1.73)     (2.88)     (.68)      5.20     1.13
----------------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                       --         --      (.08)        --     (.12)
----------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investment transactions                               --       (.19)     (.66)      (.10)    (.07)
----------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                         --       (.19)     (.74)      (.10)    (.19)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $ 6.89     $ 8.62    $11.69     $13.11   $ 8.01
----------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                          (20.07)    (24.96)    (5.42)     65.63    16.18^b
----------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                         4          7        11          7        4
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                             1.44       1.48^c    1.53       1.88     2.04
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                              1.44       1.47^c    1.53       1.88     1.98
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                   (.28)      (.25)     (.52)      (.91)    (.69)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                   47         56        66         70       54
----------------------------------------------------------------------------------------------------------------------------

^a    Based on average shares outstanding during the period.

^b    Total returns would have been lower had certain expenses not been reduced.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.47% and 1.47% for Class B.

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio typically will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of two analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Top-down analysis. The managers consider the economic outlooks for various sectors and industries, while looking for those that may benefit from changes in the overall business environment.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities, issuers and countries represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated or other investments offer better opportunities.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and US government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the US. In such a case, the portfolio would not be pursuing its investment objective.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o     at times, market conditions might make it hard to value some investments

o     derivatives could produce disproportionate losses

This portfolio is designed for investors who are interested in a broadly diversified international investment with the emphasis on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B shares is May 8, 1997. In the bar chart and the table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------
   37.47       -1.10      10.84       14.50       8.79      18.28       54.13      -21.89     -30.81     -18.62

For the periods included in the bar chart:

Best Quarter: 29.00%, Q4 1999                   Worst Quarter: -18.82%, Q3 2002

2003 Total Return as of March 31: -8.92%

Average Annual Total Returns (%) as of 12/31/2002

                       1 Year           5 Years          10 Years
----------------------------------------------------------------------
Class B                -18.62             -4.32             4.17

Index                  -15.80             -2.72             4.16
----------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) Europe, Australia, the Far East (EAFE) & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                            Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                       0.87%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                      0.25
--------------------------------------------------------------------------------
Other Expenses*                                                       0.31
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                       1.43
--------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping services.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                     1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares                $146           $452           $782         $1,713
--------------------------------------------------------------------------------


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

  Alex Tedder                               Clare Gray                              Marc Slendebroek
  Managing Director of Deutsche Asset       CFA, Director of Deutsche Asset         Director of Deutsche Asset
  Management and Lead Manager of            Management and Co-Manager of the        Management and Co-Manager of the
  the portfolio.                            portfolio.                              portfolio.
   o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management      o Joined Deutsche Asset Management
     1994 after four years of experience       in 1993 and the portfolio in 2002.      in 1994 and the portfolio in 1999.
     managing European equities as well      o Portfolio manager with primary        o Over 13 years of investment
     as responsibility for insurance           focus on European markets and           industry experience.
     sector at Schroder Investment             senior analyst covering global        o MA, University of Leiden
     Management.                               telecommunications and pulp and         (Netherlands).
   o Head of International Select Equity       paper.
     strategy; portfolio manager and         o 10 years of investment industry
     analyst for Core EAFE                     experience.
     strategy: London.
   o MA, Freiburg University.
   o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

International Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                    2002      2001     2000       1999     1998
---------------------------------------------------------------------------------------------------------------------------

Selected Per Share Data
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 8.03    $14.19   $20.24     $14.51   $14.08
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^a                                                    .04       .05      .04        .08^b    .10
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions       (1.53)    (3.94)   (4.22)      7.14     2.29
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                         (1.49)    (3.89)   (4.18)      7.22     2.39
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                     (.04)     (.02)    (.04)        --     (.25)
---------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investment transactions                               --     (2.25)   (1.83)     (1.49)   (1.71)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (.04)    (2.27)   (1.87)     (1.49)   (1.96)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $ 6.50    $ 8.03   $14.19     $20.24   $14.51
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                          (18.62)   (30.81)  (21.89)     54.13    18.28
---------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                         8         3      .77        .69      .37
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                             1.28      1.26^c   1.21       1.28     1.28
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                              1.28      1.25^c   1.21       1.28     1.28
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                    .48       .39      .23        .53      .69
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                  123       105       79         86       71
---------------------------------------------------------------------------------------------------------------------------

^a    Based on average shares outstanding during the period.

^b Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.25% and 1.25% for Class B.

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change any portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, each portfolio (except Capital Growth Portfolio) may invest, without limit, in relatively stable investments, such as money market securities. In such a case, a portfolio would not be pursuing, and may not achieve, its investment objective.

o The portfolios may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM" or the "advisor"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each portfolio's investment decisions, buys and sells securities for the portfolios and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. The portfolios' investment advisor provides a full range of investment advisory services to institutional and retail clients. The portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio during the the most recent fiscal year, as a percentage of each portfolio's average daily net assets.

Portfolio Name                                            Fee Paid
--------------------------------------------------------------------------------
Growth and Income Portfolio                                  0.48%
Capital Growth Portfolio                                     0.47
Global Discovery Portfolio*                                  0.98
International Portfolio                                      0.87
--------------------------------------------------------------------------------

* The advisor has agreed to waive all or a portion of total annual operating expenses (excluding 12b-1 fees, if applicable) to limit the expenses of Class B of Global Discovery Portfolio to 1.50% of average daily net assets until April 30, 2004.

Subadvisor for International Portfolio

On June 11, 2002, the Portfolio's Board approved a subadvisory agreement between DeIM and Deutsche Asset Management Services Ltd. ("DeAMIS"). DeAMIS, One Appold Street, London, England, an affiliate of the advisor, is the subadvisor to the International Portfolio. DeAMIS provides a full range of international investment advisory services to institutional and retail clients. DeAMIS is an indirect, wholly owned subsidiary of Deutsche Bank AG. DeIM pays a fee to DeAMIS for acting as subadvisor to the Portfolio.

--------------------------------------------------------------------------------

Your Investment in the Portfolios

The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.

Buying and Selling Shares

Each portfolio, offers two classes of shares. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is in "good order," it will be processed at the next share price calculated.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of contract and policy holders in such portfolio.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in any such event.

How the Portfolios Calculate Share Price

The share price at which you purchase each portfolio is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

              TOTAL ASSETS - TOTAL LIABILITIES
             ----------------------------------        =  NAV
             TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for each portfolio is the portfolio's NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a portfolio's Board which are intended to reflect fair value when a market quotation or a pricing service information is not readily available or when a security's value is believed to have been materially been affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market of which the security is principally traded (for example, a foreign exchange or market). In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information.

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolios don't price their shares.

Distributions

The portfolios intend to declare and distribute dividends from their net investment income and capital gains, if any, annually. The portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

Marketing and Distribution Fees

Scudder Distributors, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, each portfolio pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or another affiliated company rather than to the participating insurance company itself.

The plan provides that the fund, on behalf of each applicable portfolio, will pay Scudder Distributors, Inc., as distributor, a fee of up to 0.25% of the average daily net assets of the portfolio attributable to that portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

To Get More Information

Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and a portfolio's performance. They also have detailed performance figures, a list of everything each portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each portfolio, including each portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL   60606-5808                     Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090

                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

Scudder Variable Series I

o    Growth and Income Portfolio

o    Capital Growth Portfolio

o    21st Century Growth Portfolio

o    Global Discovery Portfolio

o    International Portfolio

o    Health Sciences Portfolio



Prospectus

May 1, 2003



Class B Shares



This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents

How the Portfolios Work                                       Your Investment in the Portfolios

  3   Growth and Income Portfolio                              29   Buying and Selling Shares

  7   Capital Growth Portfolio                                 30   How the Portfolios Calculate Share Price

 11   21st Century Growth Portfolio                            30   Distributions

 15   Global Discovery Portfolio                               30   Taxes

 19   International Portfolio                                  31   Marketing and Distribution Fees

 23   Health Sciences Portfolio

 27   Other Policies and Risks

 28   The Investment Advisor


How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Growth and Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large US companies. The portfolio may invest up to 25% of its total assets in foreign securities.

In choosing stocks for the portfolio, the portfolio managers consider yield and other valuation and growth factors, meaning that they focus the portfolio's investments on securities of US companies whose dividend and earnings prospects are believed to be attractive relative to the portfolio's benchmark index, the S&P 500. The portfolio may invest in dividend paying and non-dividend paying stocks.

The managers use bottom-up analysis, looking for companies with strong prospects for continued growth of capital and earnings.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the securities, issuers and economic sectors represented. The portfolio normally will, but is not obligated to, sell a stock if its yield or growth prospects are expected to be below the benchmark average.

The managers may also sell a stock when the managers believe its fundamental factors have changed, to manage overall risk of the portfolio, when other investments offer better opportunities or in the course of adjusting its emphasis on or within a given industry.

Other Investments

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock portfolios, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-sized companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the fund has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other matters

o     derivatives could produce disproportionate losses

This portfolio may make sense for investors interested in an equity fund to provide long-term growth and some current income.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B shares is May 1, 1997. In the bar chart and the table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

-----------------------------------------------------------------------------------------
 1995       1996        1997       1998       1999        2000       2001       2002
-----------------------------------------------------------------------------------------
31.41       21.86      30.15       6.95       5.48       -2.33      -11.56     -23.40

For the periods included in the bar chart:

Best Quarter: 15.79%, Q2 1997                   Worst Quarter: -16.88%, Q3 2002

2003 Total Return as of March 31: -1.63%

Average Annual Total Returns (%) as of 12/31/2002

                           1 Year             5 Years        Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class B       -23.40              -5.68                5.80

Index                      -22.10              -0.59                9.96
--------------------------------------------------------------------------------

Index: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

* Inception date of Class A is May 2, 1994. Index comparison begins April 30, 1994.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                            Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                      0.25
--------------------------------------------------------------------------------
Other Expenses*                                                       0.24
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                       0.97
--------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping services.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                 1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares             $99           $309           $536         $1,190
--------------------------------------------------------------------------------

The Portfolio Managers
The following people handle the day-to-day management of the portfolio:

Kathleen Millard                          Gregory Adams                           Andrew Brudenell
CFA, Managing Director of Deutsche Asset  CFA, Senior Vice President of Deutsche  CFA, Vice President of Deutsche Asset
Management and Lead Manager of the        Asset Management and Portfolio Manager  Management and Portfolio Manager of the
portfolio.                                of the portfolio.                       portfolio.
 o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management in   o Joined Deutsche Asset Management in
   1991 and the portfolio in 1994.           1999 and the portfolio in 1999.         1997 and the portfolio in 2003.
 o Over 20 years of investment industry    o Over 15 years of investment           o Portfolio Manager for US Large Cap
   experience.                               industry experience.                    Core Equity: New York.
                                           o Previously managed Chase Vista        o MS, London School of Economics.
                                             Growth & Income Fund, Chase Vista
                                             Large Cap Equity Fund, Chase Vista
                                             Balanced Fund and other equity
                                             portfolios for Chase Asset
                                             Management.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Growth and Income Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                     2002      2001     2000      1999     1998
---------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $ 8.87    $10.35   $10.93    $11.24   $11.47
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^a                                                     .05       .06      .09       .19      .25
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions        (2.12)    (1.23)    (.33)      .46      .54
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (2.07)    (1.17)    (.24)      .65      .79
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                      (.05)     (.09)    (.13)     (.12)    (.23)
---------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investment transactions                                --      (.22)    (.21)     (.84)    (.79)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                        (.05)     (.31)    (.34)     (.96)   (1.02)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $ 6.75    $ 8.87   $10.35    $10.93   $11.24
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                           (23.40)   (11.56)   (2.33)     5.48     6.95
---------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                          7        10       13        14       14
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                               .82       .82^b    .81       .80      .79
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                .82       .81^b    .81       .80      .79
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .67       .69      .81      1.76     2.20
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    66        67       65        65       39
---------------------------------------------------------------------------------------------------------------------------

^a    Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .81% and .81% for Class B.

Capital Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The portfolio invests at least 65% of total assets in common stocks of US companies. Although the portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies in the Standard & Poor's 500r Composite Stock Price Index (the "S&P 500 Index") or the Russell 1000r Growth Index (as of December 31, 2002, the S&P 500 Index and the Russell 1000 Growth Index had median market capitalizations of $6.7 billion and $2.9 billion, respectively). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of these Indices.

In choosing stocks, the portfolio managers look for individual companies that have the potential to display above-average earnings growth relative to other companies, are industry leaders, or have the potential to become industry leaders, have strong product position and effective company management. The managers also analyze many other factors including earnings stability, financial position and stock valuation.

The managers will normally sell a stock when they believe its potential risks have increased, its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or as industry exposures are adjusted.

Other Investments

The portfolio may invest up to 20% of its net assets in intermediate to longer-term debt securities. Generally, these securities will be in the top four grades of credit quality (i.e. BBB/Baa and above). In order to reduce risk, as market or economic conditions periodically warrant, the portfolio may also invest up to 25% of its assets in short-term debt instruments. While the portfolio invests mainly in US stocks, it could invest up to 25% of total assets in foreign equity securities.

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks. The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the portfolio may use futures, options and covered call options.

The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Growth Investing Risk. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks or other matters
o     derivatives could produce disproportionate losses

This portfolio may make sense for investors seeking long-term growth.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B shares is May 12, 1997. In the bar chart and the table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------
   20.58       -9.90      28.33       19.83      35.45      22.94       34.88      -10.13     -19.64     -29.37

For the periods included in the bar chart:

Best Quarter: 25.75%, Q4 1998                   Worst Quarter: -20.09%, Q3 2001

2003 Total Return as of March 31: -0.78%

Average Annual Total Returns (%) as of 12/31/2002

                          1 Year            5 Years            10 Years
-----------------------------------------------------------------------------
Portfolio -- Class B      -29.37              -3.29               6.71

Index 1                   -22.10              -0.59               9.34

Index 2                   -27.88              -3.84               6.70
-----------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Russell 1000 Growth Index, an unmanaged capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted-growth values.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                            Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                       0.47%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                      0.25
--------------------------------------------------------------------------------
Other Expenses*                                                       0.19
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                       0.91
--------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping services.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                    1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares               $93           $290           $504         $1,120
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Julie M. Van Cleave                                                                Thomas J. Schmid
CFA, Managing Director of Deutsche Asset  Jack A. Zehner                           CFA, Director of Deutsche Asset
Management and portfolio manager of       Director of Deutsche Asset Management    Management and portfolio manager of
the portfolio.                            and portfolio manager of the portfolio.  the portfolio.
 o Joined Deutsche Asset Management and    o Joined Deutsche Asset Management and   o Joined Deutsche Asset Management and
   the portfolio in 2002.                    the portfolio in 2002.                   the portfolio in 2002.
 o Head of Large Cap Growth Portfolio      o Previous experience includes eight     o Previous experience includes
   Selection Team.                           years' investment industry               15 years' investment industry
 o Previous experience includes 18           experience at Mason Street Advisors      experience, most recently as
   years' investment industry experience     where he served most recently as         Director -- Common Stock at Mason
   at Mason Street Advisors, most            Director -- Common Stock.                Street Advisors.
   recently serving as Managing Director   o MBA, Marquette University.             o MBA, University of Chicago.
   and team leader for the large cap
   investment team.
 o MBA, University of Wisconsin --
   Madison.


Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Capital Growth Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                     2002      2001     2000      1999     1998
---------------------------------------------------------------------------------------------------------------------------

Selected Per Share Data
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $16.29    $23.00   $29.05    $23.92   $20.61
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^a                                                     .02       .00*     .01       .04      .11
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions        (4.81)    (4.21)   (2.62)     7.62     4.45
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (4.79)    (4.21)   (2.61)     7.66     4.56
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                      (.01)     (.03)      --      (.04)    (.12)
---------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investment transactions                                --     (2.47)   (3.44)    (2.49)   (1.13)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                        (.01)    (2.50)   (3.44)    (2.53)   (1.25)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $11.49    $16.29   $23.00    $29.05   $23.92
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                           (29.37)   (19.64)  (10.13)    34.88    22.94
---------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        .89       .71     1.16      1.28      .83
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                               .76       .77^b    .74       .74      .75
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                .76       .75^b    .74       .74      .75
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .13       .02      .05       .18      .49
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    25        33       55        66       55
---------------------------------------------------------------------------------------------------------------------------

^a    Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .75% and .75% for Class B.

*     Less than $.005 per share

21st Century Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital by investing primarily in equity securities issued by emerging growth companies. The portfolio typically invests at least 80% of total assets in common stocks of companies that are similar in size to those in the Russell 2000 Growth Index (as of December 31, 2002, the Russell 2000 Growth Index had a median market capitalization of $320 million). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index.

Using extensive fundamental and field research, the managers look for small companies, such as those in the Russell 2000 Growth Index, that have low debt, exceptional management teams that hold a significant stake in the company, strong current or potential competitive positioning and potential annual earnings growth of at least 15%, among other factors. The managers expect to find these companies in many rapidly changing sectors of the economy, such as telecommunications, biotechnology and high tech.

The managers generally look for companies that they believe have potential for sustainable above-average earnings growth and whose market value appears reasonable in light of their business prospects.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities and issuers represented.

The managers will normally sell a stock when they believe its price is unlikely to go much higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting its emphasis on a given industry.

Also, as companies in the portfolio exceed the market value of those in the Russell 2000 Growth Index, the portfolio may continue to hold their stock, but generally will not add to these holdings.

Other Investments

Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Growth Investing Risk. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other factors

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o at times, market conditions might make it hard to value some investments or to get an attractive price for them o derivatives could produce disproportionate losses

This portfolio may make sense for long-term investors who can accept the risks of small-company investing and who are interested in a portfolio that seeks out tomorrow's leaders.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

--------------------------------------------------------------------------
                                           2000       2001       2002
--------------------------------------------------------------------------
                                          -22.79     -23.51     -41.14

For the periods included in the bar chart:

Best Quarter: 18.04%, Q4 2001                   Worst Quarter: -27.54%, Q3 2001

2003 Total Return as of March 31: -4.70%


Average Annual Total Returns (%) as of 12/31/2002

                                 1 Year            Since Inception*
-----------------------------------------------------------------------
Portfolio -- Class B              -41.14                 -12.57

Index                            -30.26                 -10.84
-----------------------------------------------------------------------

Index: Russell 2000 Growth Index, an unmanaged capitalization-weighted measure of 2000 of the smallest capitalized US companies with a greater-than-average growth orientation and whose common stocks trade on the NYSE, AMEX and Nasdaq.

*   Inception: May 3, 1999. Index comparison begins April 30, 1999.

In the bar chart, total returns for 2000 and 2001 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2001 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                              Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                         0.88%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                        0.25
--------------------------------------------------------------------------------
Other Expenses*                                                         0.38
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                       1.51
--------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping services.

** Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of Scudder 21st Century Growth Portfolio to 1.75%.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual portfolios. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                 1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares            $154           $477           $824         $1,802
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Audrey M.T. Jones                         Samuel A. Dedio                          Doris R. Klug
CFA, Managing Director of Deutsche Asset  Director of Deutsche Asset Management    CFA, Director of Deutsche Asset
Management and Portfolio Manager of the   and Portfolio Manager of the portfolio.  Management and Portfolio Manager of the
portfolio.                                 o Joined Deutsche Asset Management in   portfolio.
 o Joined Deutsche Asset Management in       1999 after eight years of experience   o Joined Deutsche Asset Management in
   1986 and the portfolio in 2002.           as analyst at Ernst & Young, LLP,        2000 and the portfolio in 2002.
 o Portfolio manager with a primary          Evergreen Asset Management and         o Portfolio manager with a primary
   focus on the credit sensitive,            Standard & Poor's Corp.                  focus on the consumer and capital
   communications services, energy,        o Portfolio manager for US small- and      goods sectors.
   process industries and transportation     mid-cap equity and senior small cap    o Vice President of Mutual of America
   sectors.                                  analyst for technology.                  from 1993-2000.
 o Over 30 years of investment industry    o MS, American University, Kogod         o Over 21 years of financial industry
   experience.                               School of Business.                      experience.
 o BBA, Pace University Lubin School of    o Joined the portfolio in 2002.          o MBA, Stern School of Business,
   Business.                                                                          New York University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

21st Century Growth Portfolio -- Class B

-----------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                    2002      2001      2000      1999^a
-----------------------------------------------------------------------------------------------------------------

Selected Per Share Data
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 6.15    $ 8.04    $10.51     $6.00^b
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^c                                            (.05)     (.06)     (.13)     (.06)
-----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions       (2.48)    (1.83)    (2.22)     4.57
-----------------------------------------------------------------------------------------------------------------
  Total from investment operations                                         (2.53)    (1.89)    (2.35)     4.51
-----------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment transactions                               --        --      (.12)       --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $ 3.62    $ 6.15    $ 8.04    $10.51
-----------------------------------------------------------------------------------------------------------------
Total Return (%)                                                          (41.14)   (23.51)^d (22.79)^d  75.17^d**
-----------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                       .16        --***     --***     --***
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                             1.36      1.42^e    1.60      3.15*
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                              1.36      1.40^e    1.54      1.75*
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                 (1.13)      (.89)    (1.31)    (1.20)*
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                   72       103       109        61
-----------------------------------------------------------------------------------------------------------------

^a    For the period May 3, 1999 (commencement of operations) to December 31,
      1999.

^b    Original capital.

^c    Based on average shares outstanding during the period.

^d    Total return would have been lower had certain expenses not been reduced.

^e The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.41% and 1.40% for Class B.

*     Annualized

**    Not annualized

***   Net assets less than one million

Global Discovery Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks above-average capital appreciation over the long term. The portfolio invests at least 65% of total assets in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 20% of the Citigroup Broad Market Index). While the portfolio may invest in securities in any country, it generally focuses on countries within developed economies (including the US). As of December 31, 2002, companies in which the portfolio invests typically have a market capitalization of between $500 million and $5 billion.

In choosing stocks, the portfolio manager uses a combination of three analytical disciplines:

Bottom-up research. The manager looks for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Growth orientation. The manager generally looks for companies that he believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

Analysis of global themes. The manager considers global economic outlooks, seeking to identify industries and companies that are likely to benefit from social, political and economic changes.

The manager generally intends to keep the fund's holdings diversified across countries and regions, although, depending on their outlook, he may increase or reduce the portfolio's exposure to a given area.

The manager will normally sell a stock when he believes its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

Other Investments

The portfolio may invest up to 35% of total assets in common stocks and other equities of large companies or in debt securities (of which a portion, up to 5% of net assets, may be junk bonds, i.e., grade BB/Ba and below). Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and might choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case US and foreign stock markets. When US and foreign stock prices fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the manager could be incorrect in his analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o at times, market conditions might make it hard to value some investments o growth stocks may be out of favor for certain periods

o a bond could decline in credit quality or go into default; this risk is greater with foreign bonds o derivatives could produce disproportionate losses

This portfolio may interest long-term investors interested in diversifying a large-cap or domestic portfolio of investments.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B shares is May 2, 1997. In the bar chart and the table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

----------------------------------------------------------------------------
           1997       1998       1999        2000       2001       2002
----------------------------------------------------------------------------
          12.10      16.18       65.63      -5.42      -24.96     -20.07

For the periods included in the bar chart:

Best Quarter: 40.87%, Q4 1999                   Worst Quarter: -21.44%, Q3 2001

2003 Total Return as of March 31: -3.48%

Average Annual Total Returns (%) as of 12/31/2002

                            1 Year           5 Years            Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class B        -20.07              1.77                   3.94

Index                       -12.50              0.65                   2.00
--------------------------------------------------------------------------------

Index: Citigroup World Equity Extended Market Index, formerly the Salmon Smith Barney World Equity Extended Market Index, an unmanaged small-capitalization stock universe of 22 countries.

* Inception date of Class A is May 1, 1996. Index comparison begins April 30, 1996.

In the bar chart, total returns for 1997 and 1998 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1998 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                            Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                       0.98%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                      0.25
--------------------------------------------------------------------------------
Other Expenses*                                                       0.36
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                     1.59
--------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping services.

** Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of Scudder Global Discovery Portfolio to 1.65%.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                  1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares             $162           $502           $866         $1,889
--------------------------------------------------------------------------------

The Portfolio Manager

The following individual handles the day-to-day management of the portfolio:

Joseph Axtell
CFA, Director of Deutsche Asset
Management and Co-Manager of the
portfolio.
 o Joined Deutsche Asset Management
   in 2001.
 o Senior analyst at Merrill Lynch Investment Managers for the international equity portion of a global balanced portfolio (1996-2001).
 o Director, International Research at PCM International (1989-1996).
 o Associate manager, structured debt and equity group at Prudential Capital Corporation (1988-1989).
 o Analyst at Prudential-Bache Capital Funding in London (1987-1988).
 o Equity analyst in the healthcare sector at Prudential Equity Management Associates (1985-1987).
 o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Global Discovery Portfolio -- Class B

----------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                    2002       2001      2000       1999     1998
----------------------------------------------------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 8.62     $11.69    $13.11     $ 8.01   $ 7.07
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^a                                            (.02)      (.02)     (.07)      (.08)    (.05)
----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions       (1.71)     (2.86)     (.61)      5.28     1.18
----------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                         (1.73)     (2.88)     (.68)      5.20     1.13
----------------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                       --         --      (.08)        --     (.12)
----------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investment transactions                               --       (.19)     (.66)      (.10)    (.07)
----------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                         --       (.19)     (.74)      (.10)    (.19)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $ 6.89     $ 8.62    $11.69     $13.11   $ 8.01
----------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                          (20.07)    (24.96)    (5.42)     65.63    16.18^b
----------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                         4          7        11          7        4
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                             1.44       1.48^c    1.53       1.88     2.04
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                              1.44       1.47^c    1.53       1.88     1.98
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                   (.28)      (.25)     (.52)      (.91)    (.69)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                   47         56        66         70       54
----------------------------------------------------------------------------------------------------------------------------

^a    Based on average shares outstanding during the period.

^b    Total returns would have been lower had certain expenses not been reduced.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.47% and 1.47% for Class B.

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio typically will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of two analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Top-down analysis. The managers consider the economic outlooks for various sectors and industries, while looking for those that may benefit from changes in the overall business environment.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities, issuers and countries represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated or other investments offer better opportunities.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and US government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the US. In such a case, the portfolio would not be pursuing its investment objective.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o     at times, market conditions might make it hard to value some investments

o     derivatives could produce disproportionate losses

This portfolio is designed for investors who are interested in a broadly diversified international investment with the emphasis on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B shares is May 8, 1997. In the bar chart and the table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------
   37.47       -1.10      10.84       14.50       8.79      18.28       54.13      -21.89     -30.81     -18.62

For the periods included in the bar chart:

Best Quarter: 29.00%, Q4 1999                   Worst Quarter: -18.82%, Q3 2002

2003 Total Return as of March 31: -8.92%

Average Annual Total Returns (%) as of 12/31/2002

                       1 Year           5 Years          10 Years
----------------------------------------------------------------------
Class B                -18.62             -4.32             4.17

Index                  -15.80             -2.72             4.16
----------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) Europe, Australia, the Far East (EAFE) & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                            Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                       0.87%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                      0.25
--------------------------------------------------------------------------------
Other Expenses*                                                       0.31
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                       1.43
--------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping services.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                     1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares                $146           $452           $782         $1,713
--------------------------------------------------------------------------------


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

  Alex Tedder                               Clare Gray                              Marc Slendebroek
  Managing Director of Deutsche Asset       CFA, Director of Deutsche Asset         Director of Deutsche Asset
  Management and Lead Manager of            Management and Co-Manager of the        Management and Co-Manager of the
  the portfolio.                            portfolio.                              portfolio.
   o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management      o Joined Deutsche Asset Management
     1994 after four years of experience       in 1993 and the portfolio in 2002.      in 1994 and the portfolio in 1999.
     managing European equities as well      o Portfolio manager with primary        o Over 13 years of investment
     as responsibility for insurance           focus on European markets and           industry experience.
     sector at Schroder Investment             senior analyst covering global        o MA, University of Leiden
     Management.                               telecommunications and pulp and         (Netherlands).
   o Head of International Select Equity       paper.
     strategy; portfolio manager and         o 10 years of investment industry
     analyst for Core EAFE                     experience.
     strategy: London.
   o MA, Freiburg University.
   o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

International Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                    2002      2001     2000       1999     1998
---------------------------------------------------------------------------------------------------------------------------

Selected Per Share Data
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 8.03    $14.19   $20.24     $14.51   $14.08
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^a                                                    .04       .05      .04        .08^b    .10
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions       (1.53)    (3.94)   (4.22)      7.14     2.29
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                         (1.49)    (3.89)   (4.18)      7.22     2.39
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                     (.04)     (.02)    (.04)        --     (.25)
---------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investment transactions                               --     (2.25)   (1.83)     (1.49)   (1.71)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (.04)    (2.27)   (1.87)     (1.49)   (1.96)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $ 6.50    $ 8.03   $14.19     $20.24   $14.51
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                          (18.62)   (30.81)  (21.89)     54.13    18.28
---------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                         8         3      .77        .69      .37
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                             1.28      1.26^c   1.21       1.28     1.28
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                              1.28      1.25^c   1.21       1.28     1.28
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                    .48       .39      .23        .53      .69
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                  123       105       79         86       71
---------------------------------------------------------------------------------------------------------------------------

^a    Based on average shares outstanding during the period.

^b Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.25% and 1.25% for Class B.

Health Sciences Portfolio

The Portfolio's Main Investment Strategy

Under normal circumstances, the portfolio seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health care sector. For purposes of the portfolio's 80% investment policy, companies in the health care sector must commit at least half of their assets to the health care sector, or derive at least half of their revenues or net income from that sector. The industries in the health care sector include pharmaceuticals, biotechnology, medical products and supplies, and health care services. The companies may be of any size. The portfolio will invest primarily in securities of US companies, but may invest in foreign companies as well.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, new tests or treatments, the ability to take advantage of demographic trends, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Growth orientation. The managers generally look for companies that they believe have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

Top-down analysis. The managers consider the economic outlooks for various industries within the health care sector while looking for those that may benefit from changes in the overall business environment.

The managers may favor different types of securities from different industries and companies within the health care sector at different times, while still maintaining variety in terms of the types of securities and issuers represented.

The managers will normally sell a stock when they believe its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting its emphasis on a given health care industry.

Other Investments

While the fund invests mainly in common stocks, it may also invest up to 20% of total assets in US Treasury and agency and instrumentality debt securities.

The managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), although they don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, health care stocks. When prices of these stocks fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Sector Specific Risk. The fact that the portfolio concentrates its investments in the industries of the health care sector increases this risk, because factors affecting that sector could affect portfolio performance. For example, health care companies could be hurt by such factors as rapid product obsolescence and the unpredictability of winning government approvals.

Non-Diversification Risk. The portfolio is classified as "non-diversified." This means that it may invest a larger percentage of assets in a given stock than a diversified fund. Thus the performance of one or a small number of portfolio holdings can affect overall performance more than if the portfolio was diversified.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o     growth stocks may be out of favor for certain periods

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o     at times, market conditions might make it hard to value some investments

o     derivatives could produce disproportionate losses

This portfolio may make sense for investors who are comfortable with higher risks of a portfolio that focuses on an often volatile sector and are interested in gaining exposure to the health care sector.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index and one other relevant index (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B shares is May 8, 1997. In the bar chart and the table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

-------------------------------------------------------------------------------
                                                                      2002
-------------------------------------------------------------------------------
                                                                     -23.21

For the periods included in the bar chart:

Best Quarter: 1.61%, Q4 2002                    Worst Quarter: -15.67%, Q2 2002

2003 Total Return as of March 31: 3.54%

Average Annual Total Returns (%) as of 12/31/2002

                                1 Year         Since Inception*
-----------------------------------------------------------------
Portfolio -- Class B            -23.21             -11.44

Index 1                         -22.10             -17.71

Index 2                         -21.23             -12.06
-----------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Goldman Sachs Healthcare Index, a market capitalization-weighted index of 114 stocks designed to measure the performance of companies in the health care sector.

* Inception date of Class A is May 1, 2001. Index comparison begins April 30, 2001.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                                                                      Class B
---------------------------------------------------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
---------------------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee, on shares owned less than a year  (as a % of amount redeemed, if applicable)            1.00%
---------------------------------------------------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
---------------------------------------------------------------------------------------------------------------------------
Management Fee                                                                                                   0.75%
---------------------------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                                                                  0.25
---------------------------------------------------------------------------------------------------------------------------
Other Expenses*                                                                                                   0.31
---------------------------------------------------------------------------------------------------------------------------
Total Annual Operating Expenses**                                                                                 1.31
---------------------------------------------------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping services.

** Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of Scudder Health Sciences Portfolio to 1.35%.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                     1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares                $133           $415           $718         $1,579
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

  James Fenger                              Leefin Lai                              Thomas Bucher
  Managing Director of Deutsche Asset       CFA, Director of Deutsche Asset         CFA, Director of Deutsche Asset
  Management and Co-Manager of the          Management and Co-Manager of the        Management and Consultant to the
  portfolio.                                portfolio.                              portfolio.
   o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management      o Joined Deutsche Asset Management
     1983 and the portfolio in 2001.           in 2001 and the portfolio in 2001.      in 1995, previously serving as
   o Over 19 years of investment             o Over 10 years of investment             analyst for European Chemical,
     industry experience.                      industry experience.                    Oil, Steel and Engineering
   o MBA, University of Wisconsin.           o MBA, University of Illinois.            sectors and analyst/portfolio
                                                                                       manager for Eastern European
                                                                                       equity, after 1 year of
                                                                                       experience as a trainee for
                                                                                       Deutsche Bank.
                                                                                     o Head of global equity research
                                                                                       team for health care sector and
                                                                                       portfolio manager for European
                                                                                       Equity: Frankfurt.
                                                                                     o MA, University of Tuegingen,
                                                                                       Germany.
                                                                                     o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Health Sciences Portfolio -- Class B
--------------------------------------------------------------------------------
                                                                         2000^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 8.09
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                         (.04)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions      .14
--------------------------------------------------------------------------------
  Total from investment operations                                        .10
--------------------------------------------------------------------------------
Net asset value, end of period                                         $ 8.19
--------------------------------------------------------------------------------
Total Return (%)                                                         1.24**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                     .3
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                    1.16*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                (.92)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                53
--------------------------------------------------------------------------------

^a For the period July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.

^b    Based on average shares outstanding during the period.

*     Annualized

**    Not annualized

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change any portfolio's investment objective without seeking shareholder approval. For Health Sciences Portfolio, the Board will provide shareholders with at least 60 days' notice prior to making any changes to portfolio's the 80% investment policy.

o As a temporary defensive measure, each portfolio (except Capital Growth Portfolio) may invest, without limit, in relatively stable investments, such as money market securities. In such a case, the portfolio would not be pursuing, and may not achieve, its investment objective.

o The portfolios may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM" or the "advisor"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each portfolio's investment decisions, buys and sells securities for the portfolios and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. The portfolios' investment advisor provides a full range of investment advisory services to institutional and retail clients. The portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio during the the most recent fiscal year, as a percentage of each portfolio's average daily net assets.

Portfolio Name                                              Fee Paid
--------------------------------------------------------------------------------
Growth and Income Portfolio                                   0.48%
Capital Growth Portfolio                                       0.47
21st Century Growth Portfolio*                                 0.88
Global Discovery Portfolio**                                   0.98
International Portfolio                                        0.87
Health Sciences Portfolio***                                   0.75
--------------------------------------------------------------------------------

* The advisor has agreed to waive all or a portion of total annual operating expenses (exclusive of 12b-1 fees, if applicable) to limit the expenses of Class B of 21st Century Growth Portfolio to 1.75% of average daily net assets until April 30, 2004.

** The advisor has agreed to waive all or a portion of total annual operating expenses (excluding 12b-1 fees, if applicable) to limit the expenses of Class B of Global Discovery Portfolio to 1.50% of average daily net assets until April 30, 2004.

*** The advisor has agreed to waive all or a portion of total annual operating expenses (exclusive of 12b-1 fees, if applicable) to limit the expenses Class B of Health Sciences Portfolio to 1.20% of average daily net assets until April 30, 2004.

Subadvisor for International Portfolio

On June 11, 2002, the Portfolio's Board approved a subadvisory agreement between DeIM and Deutsche Asset Management Services Ltd. ("DeAMIS"). DeAMIS, One Appold Street, London, England, an affiliate of the advisor, is the subadvisor to the International Portfolio. DeAMIS provides a full range of international investment advisory services to institutional and retail clients. DeAMIS is an indirect, wholly owned subsidiary of Deutsche Bank AG. DeIM pays a fee to DeAMIS for acting as subadvisor to the Portfolio.

--------------------------------------------------------------------------------

Your Investment in the Portfolios

The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.

Buying and Selling Shares

Each portfolio offers two classes of shares. Class B shares are offered at net asset value and are subject to 12b-1 fees. There is a 1% fee payable to Health Sciences Portfolio for exchanges or redemptions of shares held for less than one year.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is in "good order," it will be processed at the next share price calculated.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of contract and policy holders in such portfolio.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in any such event.

How the Portfolios Calculate Share Price

The share price at which you purchase each portfolio is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

                  TOTAL ASSETS - TOTAL LIABILITIES
                 ----------------------------------        =  NAV
                 TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for each portfolio (except Health Sciences Portfolio) is the portfolio's NAV. The price at which you sell shares of Health Sciences Portfolio is also the portfolio's NAV, minus a 1.00% redemption/exchange fee on shares owned less than one year.

Except with Money Market Portfolio, we typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a portfolio's Board which are intended to reflect fair value when a market quotation or a pricing service information is not readily available or when a security's value is believed to have been materially been affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market of which the security is principally traded (for example, a foreign exchange or market). In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information.

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolios don't price their shares.

Distributions

The portfolios intend to declare and distribute dividends from their net investment income and capital gains, if any, annually. The portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

Marketing and Distribution Fees

Scudder Distributors, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, each portfolio pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or another affiliated company rather than to the participating insurance company itself.

The plan provides that the fund, on behalf of each applicable portfolio, will pay Scudder Distributors, Inc., as distributor, a fee of up to 0.25% of the average daily net assets of the portfolio attributable to that portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and a portfolio's performance. They also have detailed performance figures, a list of everything each portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each portfolio, including each portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL   60606-5808                     Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090
                                             www.sec.gov

                                             SEC File #

--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

Scudder Variable Series I

o    Money Market Portfolio*

o    Capital Growth Portfolio

o    International Portfolio



Prospectus

May 1, 2003



Class B Shares



*   Money Market Portfolio does not offer separate classes of shares.



This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------

Table of Contents

How the Portfolios Work                     Your Investment in the Portfolios

  3   Money Market Portfolio                 17   Buying and Selling Shares

  7   Capital Growth Portfolio               18   How the Portfolios Calculate Share Price

 11   International Portfolio                18   Distributions

 15   Other Policies and Risks               18   Taxes

 16   The Investment Advisor                 19   Marketing and Distribution Fees


How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them. Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Money Market Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income.

The portfolio pursues its goal by investing exclusively in high quality short-term securities.

The portfolio may buy securities from many types of issuers, including the US government, banks (both US and foreign), corporations and municipalities. However, everything the portfolio buys must meet the rules for money market fund investments (see Money Fund Rules below). In addition, the portfolio currently intends to buy only securities that are in the top credit grade for short-term securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days and be denominated in US dollars

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments. An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the portfolio.

As with most money market funds, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

A second risk factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio's performance. To the extent that the portfolio emphasizes certain sectors of the short-term securities market, the portfolio increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable US securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other matters

o securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates

o over time, inflation may erode the real value of an investment in the portfolio

o the counterparty to a repurchase agreement or other transaction could default on its obligations

This portfolio may make sense for investors who are interested in capital preservation or want a portfolio for the cash portion of an allocation plan.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio. The performance of the portfolio varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------
    2.54        3.72       5.65       5.09        5.25       5.29       4.99        6.21       3.88       1.49

For the periods included in the bar chart:

Best Quarter: 1.60%, Q4 2000                    Worst Quarter: 0.35%, Q4 2002

2003 Total Return as of March 31: 0.26%


Average Annual Total Returns (%) as of 12/31/2002

           1 Year                     5 Years                    10 Years
--------------------------------------------------------------------------------
            1.49                         4.36                       4.40
--------------------------------------------------------------------------------

Seven-day yield as of December 31, 2002: 1.21%

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.37%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       0.00
--------------------------------------------------------------------------------
Other Expenses*                                                        0.06
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.43
--------------------------------------------------------------------------------

* Restated to reflect an estimated increase in share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping services.

Based on the costs above, this example helps you compare the expenses of the portfolio to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example               1 Year        3 Years        5 Years        10 Years
------------------------------------------------------------------------------
                         $44           $138           $241           $542
------------------------------------------------------------------------------


Portfolio Managers

A group of investment professionals is responsible for the day-to-day management of the portfolio. These investment professionals have a broad range of experience managing money market funds.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Money Market Portfolio

------------------------------------------------------------------------------------------------------
Years Ended December 31,                                2002      2001     2000      1999     1998
------------------------------------------------------------------------------------------------------

Selected Per Share Data
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 .015      .038     .060      .049     .052
------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                (.015)    (.038)   (.060)    (.049)   (.052)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
------------------------------------------------------------------------------------------------------
Total Return (%)                                        1.49      3.88     6.21      4.99     5.29
------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                   101       139      121       179      148
------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)          .43       .46^a    .46       .43      .44
------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)           .43       .45^a    .46       .43      .44
------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                      1.49      3.77     6.00      4.90     5.17
------------------------------------------------------------------------------------------------------

^a The ratios of expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .45% and .45%, respectively.

Capital Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The portfolio invests at least 65% of total assets in common stocks of US companies. Although the portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies in the Standard & Poor's 500r Composite Stock Price Index (the "S&P 500 Index") or the Russell 1000r Growth Index (as of December 31, 2002, the S&P 500 Index and the Russell 1000 Growth Index had median market capitalizations of $6.7 billion and $2.9 billion, respectively). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of these Indices.

In choosing stocks, the portfolio managers look for individual companies that have the potential to display above-average earnings growth relative to other companies, are industry leaders, or have the potential to become industry leaders, have strong product position and effective company management. The managers also analyze many other factors including earnings stability, financial position and stock valuation.

The managers will normally sell a stock when they believe its potential risks have increased, its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or as industry exposures are adjusted.

Other Investments

The portfolio may invest up to 20% of its net assets in intermediate to longer-term debt securities. Generally, these securities will be in the top four grades of credit quality (i.e. BBB/Baa and above). In order to reduce risk, as market or economic conditions periodically warrant, the portfolio may also invest up to 25% of its assets in short-term debt instruments. While the portfolio invests mainly in US stocks, it could invest up to 25% of total assets in foreign equity securities.

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks. The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the portfolio may use futures, options and covered call options.

The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Growth Investing Risk. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks or other matters
o     derivatives could produce disproportionate losses

This portfolio may make sense for investors seeking long-term growth.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B shares is May 12, 1997. In the bar chart and the table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------
   20.58       -9.90      28.33       19.83      35.45      22.94       34.88      -10.13     -19.64     -29.37

For the periods included in the bar chart:

Best Quarter: 25.75%, Q4 1998                   Worst Quarter: -20.09%, Q3 2001

2003 Total Return as of March 31: -0.78%

Average Annual Total Returns (%) as of 12/31/2002

                          1 Year            5 Years            10 Years
-----------------------------------------------------------------------------
Portfolio -- Class B      -29.37              -3.29               6.71

Index 1                   -22.10              -0.59               9.34

Index 2                   -27.88              -3.84               6.70
-----------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Russell 1000 Growth Index, an unmanaged capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted-growth values.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                            Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                       0.47%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                      0.25
--------------------------------------------------------------------------------
Other Expenses*                                                       0.19
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                       0.91
--------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping services.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                    1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares               $93           $290           $504         $1,120
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Julie M. Van Cleave                                                                Thomas J. Schmid
CFA, Managing Director of Deutsche Asset  Jack A. Zehner                           CFA, Director of Deutsche Asset
Management and portfolio manager of       Director of Deutsche Asset Management    Management and portfolio manager of
the portfolio.                            and portfolio manager of the portfolio.  the portfolio.
 o Joined Deutsche Asset Management and    o Joined Deutsche Asset Management and   o Joined Deutsche Asset Management and
   the portfolio in 2002.                    the portfolio in 2002.                   the portfolio in 2002.
 o Head of Large Cap Growth Portfolio      o Previous experience includes eight     o Previous experience includes
   Selection Team.                           years' investment industry               15 years' investment industry
 o Previous experience includes 18           experience at Mason Street Advisors      experience, most recently as
   years' investment industry experience     where he served most recently as         Director -- Common Stock at Mason
   at Mason Street Advisors, most            Director -- Common Stock.                Street Advisors.
   recently serving as Managing Director   o MBA, Marquette University.             o MBA, University of Chicago.
   and team leader for the large cap
   investment team.
 o MBA, University of Wisconsin --
   Madison.


Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Capital Growth Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                     2002      2001     2000      1999     1998
---------------------------------------------------------------------------------------------------------------------------

Selected Per Share Data
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $16.29    $23.00   $29.05    $23.92   $20.61
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^a                                                     .02       .00*     .01       .04      .11
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions        (4.81)    (4.21)   (2.62)     7.62     4.45
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (4.79)    (4.21)   (2.61)     7.66     4.56
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                      (.01)     (.03)      --      (.04)    (.12)
---------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investment transactions                                --     (2.47)   (3.44)    (2.49)   (1.13)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                        (.01)    (2.50)   (3.44)    (2.53)   (1.25)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $11.49    $16.29   $23.00    $29.05   $23.92
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                           (29.37)   (19.64)  (10.13)    34.88    22.94
---------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        .89       .71     1.16      1.28      .83
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                               .76       .77^b    .74       .74      .75
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                .76       .75^b    .74       .74      .75
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .13       .02      .05       .18      .49
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    25        33       55        66       55
---------------------------------------------------------------------------------------------------------------------------

^a    Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .75% and .75% for Class B.

*     Less than $.005 per share

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio typically will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of two analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Top-down analysis. The managers consider the economic outlooks for various sectors and industries, while looking for those that may benefit from changes in the overall business environment.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities, issuers and countries represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated or other investments offer better opportunities.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and US government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the US. In such a case, the portfolio would not be pursuing its investment objective.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o     at times, market conditions might make it hard to value some investments

o     derivatives could produce disproportionate losses

This portfolio is designed for investors who are interested in a broadly diversified international investment with the emphasis on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B shares is May 8, 1997. In the bar chart and the table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------
   37.47       -1.10      10.84       14.50       8.79      18.28       54.13      -21.89     -30.81     -18.62

For the periods included in the bar chart:

Best Quarter: 29.00%, Q4 1999                   Worst Quarter: -18.82%, Q3 2002

2003 Total Return as of March 31: -8.92%

Average Annual Total Returns (%) as of 12/31/2002

                       1 Year           5 Years          10 Years
----------------------------------------------------------------------
Class B                -18.62             -4.32             4.17

Index                  -15.80             -2.72             4.16
----------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) Europe, Australia, the Far East (EAFE) & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                            Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                       0.87%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                      0.25
--------------------------------------------------------------------------------
Other Expenses*                                                       0.31
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                       1.43
--------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping services.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                     1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares                $146           $452           $782         $1,713
--------------------------------------------------------------------------------


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

  Alex Tedder                               Clare Gray                              Marc Slendebroek
  Managing Director of Deutsche Asset       CFA, Director of Deutsche Asset         Director of Deutsche Asset
  Management and Lead Manager of            Management and Co-Manager of the        Management and Co-Manager of the
  the portfolio.                            portfolio.                              portfolio.
   o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management      o Joined Deutsche Asset Management
     1994 after four years of experience       in 1993 and the portfolio in 2002.      in 1994 and the portfolio in 1999.
     managing European equities as well      o Portfolio manager with primary        o Over 13 years of investment
     as responsibility for insurance           focus on European markets and           industry experience.
     sector at Schroder Investment             senior analyst covering global        o MA, University of Leiden
     Management.                               telecommunications and pulp and         (Netherlands).
   o Head of International Select Equity       paper.
     strategy; portfolio manager and         o 10 years of investment industry
     analyst for Core EAFE                     experience.
     strategy: London.
   o MA, Freiburg University.
   o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

International Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                    2002      2001     2000       1999     1998
---------------------------------------------------------------------------------------------------------------------------

Selected Per Share Data
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 8.03    $14.19   $20.24     $14.51   $14.08
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^a                                                    .04       .05      .04        .08^b    .10
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions       (1.53)    (3.94)   (4.22)      7.14     2.29
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                         (1.49)    (3.89)   (4.18)      7.22     2.39
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                     (.04)     (.02)    (.04)        --     (.25)
---------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investment transactions                               --     (2.25)   (1.83)     (1.49)   (1.71)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (.04)    (2.27)   (1.87)     (1.49)   (1.96)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $ 6.50    $ 8.03   $14.19     $20.24   $14.51
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                          (18.62)   (30.81)  (21.89)     54.13    18.28
---------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                         8         3      .77        .69      .37
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                             1.28      1.26^c   1.21       1.28     1.28
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                              1.28      1.25^c   1.21       1.28     1.28
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                    .48       .39      .23        .53      .69
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                  123       105       79         86       71
---------------------------------------------------------------------------------------------------------------------------

^a    Based on average shares outstanding during the period.

^b Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.25% and 1.25% for Class B.

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change any portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, each portfolio (except Capital Growth Portfolio) may invest, without limit, in relatively stable investments, such as money market securities. In such a case, a portfolio would not be pursuing, and may not achieve, its investment objective.


o The portfolios may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM" or the "advisor"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each portfolio's investment decisions, buys and sells securities for the portfolios and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. The portfolios' investment advisor provides a full range of investment advisory services to institutional and retail clients. The portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio during the the most recent fiscal year, as a percentage of each portfolio's average daily net assets.

Portfolio Name                                          Fee Paid
--------------------------------------------------------------------------------
Money Market Portfolio                                    0.37%
Capital Growth Portfolio                                   0.47
International Portfolio                                    0.87
--------------------------------------------------------------------------------


Subadvisor for International Portfolio

On June 11, 2002, the Portfolio's Board approved a subadvisory agreement between DeIM and Deutsche Asset Management Services Ltd. ("DeAMIS"). DeAMIS, One Appold Street, London, England, an affiliate of the advisor, is the subadvisor to the International Portfolio. DeAMIS provides a full range of international investment advisory services to institutional and retail clients. DeAMIS is an indirect, wholly owned subsidiary of Deutsche Bank AG. DeIM pays a fee to DeAMIS for acting as subadvisor to the Portfolio.

--------------------------------------------------------------------------------

Your Investment in the Portfolios

The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.

Buying and Selling Shares

Each portfolio, except Money Market Portfolio, offers two classes of shares. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). For Money Market Portfolio, the share price or net asset value per share is normally $1.00, calculated at amortized cost.

Once an order is received by Scudder Investments Service Company, and it has determined that it is in "good order," it will be processed at the next share price calculated. Since Money Market Portfolio will be investing in instruments that normally require immediate payment in Federal funds (monies credited to a bank's account with its regional Federal Reserve Bank), that portfolio has adopted certain procedures for the convenience of its shareholders and to ensure that Money Market Portfolio receives investable funds.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of contract and policy holders in such portfolio.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in any such event.

How the Portfolios Calculate Share Price

The share price at which you purchase each portfolio is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

                       TOTAL ASSETS - TOTAL LIABILITIES
                      ----------------------------------       =  NAV
                      TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for each portfolio is the portfolio's NAV.

Except with Money Market Portfolio, we typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a portfolio's Board which are intended to reflect fair value when a market quotation or a pricing service information is not readily available or when a security's value is believed to have been materially been affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market of which the security is principally traded (for example, a foreign exchange or market). In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. With Money Market Portfolio, we use amortized cost value (the method used by most money market funds).

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolios don't price their shares.

Distributions

Money Market Portfolio intends to declare its net investment income as a dividend daily and distribute dividends monthly. All other portfolios intend to declare and distribute dividends from their net investment income and capital gains, if any, annually. Any of the portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

Marketing and Distribution Fees

Scudder Distributors, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, each portfolio (except Money Market Portfolio, which does not offer separate classes of shares) pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or another affiliated company rather than to the participating insurance company itself.

The plan provides that the fund, on behalf of each applicable portfolio, will pay Scudder Distributors, Inc., as distributor, a fee of up to 0.25% of the average daily net assets of the portfolio attributable to that portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and a portfolio's performance. They also have detailed performance figures, a list of everything each portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each portfolio, including each portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL   60606-5808                     Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090
                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder Variable Series I

o    International Portfolio



Prospectus

May 1, 2003



Class B Shares



This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------

Table of Contents

How the Portfolio Works                                       Your Investment in the Portfolio

  3   International Portfolio                                   8   Buying and Selling Shares

  7   Other Policies and Risks                                  9   How the Portfolio Calculates Share Price

  7   The Investment Advisor                                    9   Distributions

                                                                9   Taxes

                                                               10   Marketing and Distribution Fees

How the Portfolio Works

The portfolio is designed to serve as an investment option for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolio is made in conjunction with one of these contracts or policies.

Remember that the portfolio is not a bank deposit. It's not insured or guaranteed by the FDIC or any other government agency. Its share price will go up and down, and you could lose money by investing in it.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio typically will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of two analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Top-down analysis. The managers consider the economic outlooks for various sectors and industries, while looking for those that may benefit from changes in the overall business environment.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities, issuers and countries represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated or other investments offer better opportunities.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and US government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the US. In such a case, the portfolio would not be pursuing its investment objective.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o     at times, market conditions might make it hard to value some investments

o     derivatives could produce disproportionate losses

This portfolio is designed for investors who are interested in a broadly diversified international investment with the emphasis on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B shares is May 8, 1997. In the bar chart and the table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------
   37.47       -1.10      10.84       14.50       8.79      18.28       54.13      -21.89     -30.81     -18.62

For the periods included in the bar chart:

Best Quarter: 29.00%, Q4 1999                   Worst Quarter: -18.82%, Q3 2002

2003 Total Return as of March 31: -8.92%

Average Annual Total Returns (%) as of 12/31/2002

                       1 Year           5 Years          10 Years
----------------------------------------------------------------------
Class B                -18.62             -4.32             4.17

Index                  -15.80             -2.72             4.16
----------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) Europe, Australia, the Far East (EAFE) & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                            Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                       0.87%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                      0.25
--------------------------------------------------------------------------------
Other Expenses*                                                       0.31
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                       1.43
--------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping services.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                     1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares                $146           $452           $782         $1,713
--------------------------------------------------------------------------------


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

  Alex Tedder                               Clare Gray                              Marc Slendebroek
  Managing Director of Deutsche Asset       CFA, Director of Deutsche Asset         Director of Deutsche Asset
  Management and Lead Manager of            Management and Co-Manager of the        Management and Co-Manager of the
  the portfolio.                            portfolio.                              portfolio.
   o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management      o Joined Deutsche Asset Management
     1994 after four years of experience       in 1993 and the portfolio in 2002.      in 1994 and the portfolio in 1999.
     managing European equities as well      o Portfolio manager with primary        o Over 13 years of investment
     as responsibility for insurance           focus on European markets and           industry experience.
     sector at Schroder Investment             senior analyst covering global        o MA, University of Leiden
     Management.                               telecommunications and pulp and         (Netherlands).
   o Head of International Select Equity       paper.
     strategy; portfolio manager and         o 10 years of investment industry
     analyst for Core EAFE                     experience.
     strategy: London.
   o MA, Freiburg University.
   o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

International Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                    2002      2001     2000       1999     1998
---------------------------------------------------------------------------------------------------------------------------

Selected Per Share Data
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 8.03    $14.19   $20.24     $14.51   $14.08
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^a                                                    .04       .05      .04        .08^b    .10
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions       (1.53)    (3.94)   (4.22)      7.14     2.29
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                         (1.49)    (3.89)   (4.18)      7.22     2.39
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                     (.04)     (.02)    (.04)        --     (.25)
---------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investment transactions                               --     (2.25)   (1.83)     (1.49)   (1.71)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (.04)    (2.27)   (1.87)     (1.49)   (1.96)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $ 6.50    $ 8.03   $14.19     $20.24   $14.51
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                          (18.62)   (30.81)  (21.89)     54.13    18.28
---------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                         8         3      .77        .69      .37
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                             1.28      1.26^c   1.21       1.28     1.28
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                              1.28      1.25^c   1.21       1.28     1.28
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                    .48       .39      .23        .53      .69
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                  123       105       79         86       71
---------------------------------------------------------------------------------------------------------------------------

^a    Based on average shares outstanding during the period.

^b Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.25% and 1.25% for Class B.

Other Policies and Risks

While the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change the portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, the portfolio may invest, without limit, in relatively stable investments, such as money market securities. In such a case, the portfolio would not be pursuing, and may not achieve, its investment objective.

o The portfolio may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

This prospectus doesn't tell you about every policy or risk of investing in the portfolio. If you want more information on the portfolio's allowable securities and investment practices and the characteristics and risks, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM" or the "advisor"), which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the portfolio's investment decisions, buys and sells securities for the portfolios and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. The portfolio's investment advisor provides a full range of investment advisory services to institutional and retail clients. The portfolio's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from the portfolio. The portfolio paid 0.87% during the the most recent fiscal year, as a percentage of the portfolio's average daily net assets.

Subadvisor

On June 11, 2002, the Portfolio's Board approved a subadvisory agreement between DeIM and Deutsche Asset Management Services Ltd. ("DeAMIS"). DeAMIS, One Appold Street, London, England, an affiliate of the advisor, is the subadvisor to the International Portfolio. DeAMIS provides a full range of international investment advisory services to institutional and retail clients. DeAMIS is an indirect, wholly owned subsidiary of Deutsche Bank AG. DeIM pays a fee to DeAMIS for acting as subadvisor to the Portfolio.

--------------------------------------------------------------------------------

Your Investment in the Portfolio

The information in this section may affect anyone who selects the portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.

Buying and Selling Shares

The portfolio offers two classes of shares. Class B shares are offered at net asset value and are subject to 12b-1 fees. Technically, the shareholders of Scudder Variable Series I (which includes the portfolio just described) are the insurance companies that offer the portfolio as a choice for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolio is open for business each day the New York Stock Exchange is open. The portfolio calculates its share price as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is in "good order," it will be processed at the next share price calculated. The portfolio may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission. Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from the portfolio, orderly portfolio management could be disrupted to the potential detriment of contract and policy holders in the portfolio. Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in any such event.

How the Portfolio Calculates Share Price

The share price at which you purchase portfolio is its net asset value per share, or NAV. To calculate NAV, the portfolio uses the following equation:

                   TOTAL ASSETS - TOTAL LIABILITIES
                  ----------------------------------       =  NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for the portfolio is the portfolio's NAV.

We typically value securities using market quotations or information furnished by the pricing service. However, we may use methods approved by the portfolio's Board which are intended to reflect fair value when a market quotation or a pricing service information is not readily available or when a security's value is believed to have been materially been affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market of which the security is principally traded (for example, a foreign exchange or market). In such a case, the portfolio's value for a security is likely to be different from the last quoted market price or pricing service information.

To the extent that portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolios don't price their shares.

Distributions

The portfolio intends to declare and distribute dividends from its net investment income and capital gains, if any, annually. The portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolio unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the portfolio for federal income tax purposes.

Taxes

The portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The portfolio intends to comply with these requirements. If the portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves. The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

Marketing and Distribution Fees

Scudder Distributors, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, the portfolio pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or another affiliated company rather than to the participating insurance company itself.

The plan provides that the fund, on behalf of the portfolio, will pay Scudder Distributors, Inc., as distributor, a fee of up to 0.25% of the average daily net assets of the portfolio attributable to the portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolio attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from the portfolio's management team about recent market conditions and the portfolio's performance. They also have detailed performance figures, a list of everything the portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about the portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolio, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL   60606-5808                     Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090
                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder Variable Series I

o    Growth and Income Portfolio

o    International Portfolio



Prospectus

May 1, 2003



Class B Shares



*   Money Market Portfolio does not offer separate classes of shares.



This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------

Table of Contents

How the Portfolios Work                         Your Investment in the Portfolios

  3   Growth and Income Portfolio                12   Buying and Selling Shares

  7   International Portfolio                    13   How the Portfolios Calculate Share Price

 11   Other Policies and Risks                   13   Distributions

 11   The Investment Advisor                     13   Taxes

                                                 14   Marketing and Distribution Fees

How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Growth and Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large US companies. The portfolio may invest up to 25% of its total assets in foreign securities.

In choosing stocks for the portfolio, the portfolio managers consider yield and other valuation and growth factors, meaning that they focus the portfolio's investments on securities of US companies whose dividend and earnings prospects are believed to be attractive relative to the portfolio's benchmark index, the S&P 500. The portfolio may invest in dividend paying and non-dividend paying stocks.

The managers use bottom-up analysis, looking for companies with strong prospects for continued growth of capital and earnings.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the securities, issuers and economic sectors represented. The portfolio normally will, but is not obligated to, sell a stock if its yield or growth prospects are expected to be below the benchmark average.

The managers may also sell a stock when the managers believe its fundamental factors have changed, to manage overall risk of the portfolio, when other investments offer better opportunities or in the course of adjusting its emphasis on or within a given industry.

Other Investments

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock portfolios, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-sized companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the fund has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other matters

o     derivatives could produce disproportionate losses

This portfolio may make sense for investors interested in an equity fund to provide long-term growth and some current income.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B shares is May 1, 1997. In the bar chart and the table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

-----------------------------------------------------------------------------------------
 1995       1996        1997       1998       1999        2000       2001       2002
-----------------------------------------------------------------------------------------
31.41       21.86      30.15       6.95       5.48       -2.33      -11.56     -23.40

For the periods included in the bar chart:

Best Quarter: 15.79%, Q2 1997                   Worst Quarter: -16.88%, Q3 2002

2003 Total Return as of March 31: -1.63%

Average Annual Total Returns (%) as of 12/31/2002

                           1 Year             5 Years        Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class B       -23.40              -5.68                5.80

Index                      -22.10              -0.59                9.96
--------------------------------------------------------------------------------

Index: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

* Inception date of Class A is May 2, 1994. Index comparison begins April 30, 1994.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                            Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                       0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                      0.25
--------------------------------------------------------------------------------
Other Expenses*                                                       0.24
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                       0.97
--------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping services.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                 1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares             $99           $309           $536         $1,190
--------------------------------------------------------------------------------

The Portfolio Managers
The following people handle the day-to-day management of the portfolio:

Kathleen Millard                          Gregory Adams                           Andrew Brudenell
CFA, Managing Director of Deutsche Asset  CFA, Senior Vice President of Deutsche  CFA, Vice President of Deutsche Asset
Management and Lead Manager of the        Asset Management and Portfolio Manager  Management and Portfolio Manager of the
portfolio.                                of the portfolio.                       portfolio.
 o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management in   o Joined Deutsche Asset Management in
   1991 and the portfolio in 1994.           1999 and the portfolio in 1999.         1997 and the portfolio in 2003.
 o Over 20 years of investment industry    o Over 15 years of investment           o Portfolio Manager for US Large Cap
   experience.                               industry experience.                    Core Equity: New York.
                                           o Previously managed Chase Vista        o MS, London School of Economics.
                                             Growth & Income Fund, Chase Vista
                                             Large Cap Equity Fund, Chase Vista
                                             Balanced Fund and other equity
                                             portfolios for Chase Asset
                                             Management.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Growth and Income Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                     2002      2001     2000      1999     1998
---------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $ 8.87    $10.35   $10.93    $11.24   $11.47
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^a                                                     .05       .06      .09       .19      .25
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions        (2.12)    (1.23)    (.33)      .46      .54
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (2.07)    (1.17)    (.24)      .65      .79
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                      (.05)     (.09)    (.13)     (.12)    (.23)
---------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investment transactions                                --      (.22)    (.21)     (.84)    (.79)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                        (.05)     (.31)    (.34)     (.96)   (1.02)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $ 6.75    $ 8.87   $10.35    $10.93   $11.24
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                           (23.40)   (11.56)   (2.33)     5.48     6.95
---------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                          7        10       13        14       14
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                               .82       .82^b    .81       .80      .79
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                .82       .81^b    .81       .80      .79
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .67       .69      .81      1.76     2.20
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    66        67       65        65       39
---------------------------------------------------------------------------------------------------------------------------

^a    Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .81% and .81% for Class B.

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio typically will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of two analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Top-down analysis. The managers consider the economic outlooks for various sectors and industries, while looking for those that may benefit from changes in the overall business environment.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities, issuers and countries represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated or other investments offer better opportunities.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and US government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the US. In such a case, the portfolio would not be pursuing its investment objective.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o     at times, market conditions might make it hard to value some investments

o     derivatives could produce disproportionate losses

This portfolio is designed for investors who are interested in a broadly diversified international investment with the emphasis on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B shares is May 8, 1997. In the bar chart and the table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------
   37.47       -1.10      10.84       14.50       8.79      18.28       54.13      -21.89     -30.81     -18.62

For the periods included in the bar chart:

Best Quarter: 29.00%, Q4 1999                   Worst Quarter: -18.82%, Q3 2002

2003 Total Return as of March 31: -8.92%

Average Annual Total Returns (%) as of 12/31/2002

                       1 Year           5 Years          10 Years
----------------------------------------------------------------------
Class B                -18.62             -4.32             4.17

Index                  -15.80             -2.72             4.16
----------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) Europe, Australia, the Far East (EAFE) & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                            Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                       0.87%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                      0.25
--------------------------------------------------------------------------------
Other Expenses*                                                       0.31
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                       1.43
--------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping services.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                     1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares                $146           $452           $782         $1,713
--------------------------------------------------------------------------------


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

  Alex Tedder                               Clare Gray                              Marc Slendebroek
  Managing Director of Deutsche Asset       CFA, Director of Deutsche Asset         Director of Deutsche Asset
  Management and Lead Manager of            Management and Co-Manager of the        Management and Co-Manager of the
  the portfolio.                            portfolio.                              portfolio.
   o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management      o Joined Deutsche Asset Management
     1994 after four years of experience       in 1993 and the portfolio in 2002.      in 1994 and the portfolio in 1999.
     managing European equities as well      o Portfolio manager with primary        o Over 13 years of investment
     as responsibility for insurance           focus on European markets and           industry experience.
     sector at Schroder Investment             senior analyst covering global        o MA, University of Leiden
     Management.                               telecommunications and pulp and         (Netherlands).
   o Head of International Select Equity       paper.
     strategy; portfolio manager and         o 10 years of investment industry
     analyst for Core EAFE                     experience.
     strategy: London.
   o MA, Freiburg University.
   o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

International Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                    2002      2001     2000       1999     1998
---------------------------------------------------------------------------------------------------------------------------

Selected Per Share Data
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 8.03    $14.19   $20.24     $14.51   $14.08
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^a                                                    .04       .05      .04        .08^b    .10
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions       (1.53)    (3.94)   (4.22)      7.14     2.29
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                         (1.49)    (3.89)   (4.18)      7.22     2.39
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                     (.04)     (.02)    (.04)        --     (.25)
---------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investment transactions                               --     (2.25)   (1.83)     (1.49)   (1.71)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (.04)    (2.27)   (1.87)     (1.49)   (1.96)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $ 6.50    $ 8.03   $14.19     $20.24   $14.51
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                          (18.62)   (30.81)  (21.89)     54.13    18.28
---------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                         8         3      .77        .69      .37
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                             1.28      1.26^c   1.21       1.28     1.28
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                              1.28      1.25^c   1.21       1.28     1.28
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                    .48       .39      .23        .53      .69
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                  123       105       79         86       71
---------------------------------------------------------------------------------------------------------------------------

^a    Based on average shares outstanding during the period.

^b Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.25% and 1.25% for Class B.

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change any portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, each portfolio may invest, without limit, in relatively stable investments, such as money market securities. In such a case, a portfolio would not be pursuing, and may not achieve, its investment objective.

o The portfolios may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM" or the "advisor"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each portfolio's investment decisions, buys and sells securities for the portfolios and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. The portfolios' investment advisor provides a full range of investment advisory services to institutional and retail clients. The portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio during the the most recent fiscal year, as a percentage of each portfolio's average daily net assets.

Portfolio Name                                      Fee Paid
--------------------------------------------------------------------------------
Growth and Income Portfolio                            0.48%
International Portfolio                                0.87
--------------------------------------------------------------------------------


Subadvisor for International Portfolio

On June 11, 2002, the Portfolio's Board approved a subadvisory agreement between DeIM and Deutsche Asset Management Services Ltd. ("DeAMIS"). DeAMIS, One Appold Street, London, England, an affiliate of the advisor, is the subadvisor to the International Portfolio. DeAMIS provides a full range of international investment advisory services to institutional and retail clients. DeAMIS is an indirect, wholly owned subsidiary of Deutsche Bank AG. DeIM pays a fee to DeAMIS for acting as subadvisor to the Portfolio.

Your Investment in the Portfolios

The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.

Buying and Selling Shares

Each portfolio offers two classes of shares. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is in "good order," it will be processed at the next share price calculated.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of contract and policy holders in such portfolio.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in any such event.

How the Portfolios Calculate Share Price

The share price at which you purchase each portfolio is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

                 TOTAL ASSETS - TOTAL LIABILITIES
                ----------------------------------       =  NAV
                TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for each portfolio is the portfolio's NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a portfolio's Board which are intended to reflect fair value when a market quotation or a pricing service information is not readily available or when a security's value is believed to have been materially been affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market of which the security is principally traded (for example, a foreign exchange or market). In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information.

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolios don't price their shares.

Distributions

The portfolios intend to declare and distribute dividends from their net investment income and capital gains, if any, annually. The portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

Marketing and Distribution Fees

Scudder Distributors, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, each portfolio pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or another affiliated company rather than to the participating insurance company itself.

The plan provides that the fund, on behalf of each applicable portfolio, will pay Scudder Distributors, Inc., as distributor, a fee of up to 0.25% of the average daily net assets of the portfolio attributable to that portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and a portfolio's performance. They also have detailed performance figures, a list of everything each portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each portfolio, including each portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL   60606-5808                     Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090
                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder Variable Series I

o    Global Discovery Portfolio



Prospectus

May 1, 2003



Class B Shares



This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------

Table of Contents

How the Portfolio Works                                       Your Investment in the Portfolio

  3   Global Discovery Portfolio                                9   Buying and Selling Shares

  7   Other Policies and Risks                                 10   How the Portfolio Calculates Share Price

  8   The Investment Advisor                                   10   Distributions

                                                               10   Taxes

                                                               11   Marketing and Distribution Fees

How the Portfolio Works

The portfolio is designed to serve as an investment option for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolio is made in conjunction with one of these contracts or policies.

Remember that the portfolio is not a bank deposit. It's not insured or guaranteed by the FDIC or any other government agency. Its share price will go up and down, and you could lose money by investing in it.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Global Discovery Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks above-average capital appreciation over the long term. The portfolio invests at least 65% of total assets in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 20% of the Citigroup Broad Market Index). While the portfolio may invest in securities in any country, it generally focuses on countries within developed economies (including the US). As of December 31, 2002, companies in which the portfolio invests typically have a market capitalization of between $500 million and $5 billion.

In choosing stocks, the portfolio manager uses a combination of three analytical disciplines:

Bottom-up research. The manager looks for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Growth orientation. The manager generally looks for companies that he believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

Analysis of global themes. The manager considers global economic outlooks, seeking to identify industries and companies that are likely to benefit from social, political and economic changes.

The manager generally intends to keep the fund's holdings diversified across countries and regions, although, depending on their outlook, he may increase or reduce the portfolio's exposure to a given area.

The manager will normally sell a stock when he believes its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

Other Investments

The portfolio may invest up to 35% of total assets in common stocks and other equities of large companies or in debt securities (of which a portion, up to 5% of net assets, may be junk bonds, i.e., grade BB/Ba and below). Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and might choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case US and foreign stock markets. When US and foreign stock prices fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the manager could be incorrect in his analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o at times, market conditions might make it hard to value some investments o growth stocks may be out of favor for certain periods

o a bond could decline in credit quality or go into default; this risk is greater with foreign bonds o derivatives could produce disproportionate losses

This portfolio may interest long-term investors interested in diversifying a large-cap or domestic portfolio of investments.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B shares is May 2, 1997. In the bar chart and the table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

----------------------------------------------------------------------------
           1997       1998       1999        2000       2001       2002
----------------------------------------------------------------------------
          12.10      16.18       65.63      -5.42      -24.96     -20.07

For the periods included in the bar chart:

Best Quarter: 40.87%, Q4 1999                   Worst Quarter: -21.44%, Q3 2001

2003 Total Return as of March 31: -3.48%

Average Annual Total Returns (%) as of 12/31/2002

                            1 Year           5 Years            Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class B        -20.07              1.77                   3.94

Index                       -12.50              0.65                   2.00
--------------------------------------------------------------------------------

Index: Citigroup World Equity Extended Market Index, formerly the Salmon Smith Barney World Equity Extended Market Index, an unmanaged small-capitalization stock universe of 22 countries.

* Inception date of Class A is May 1, 1996. Index comparison begins April 30, 1996.

In the bar chart, total returns for 1997 and 1998 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1998 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                            Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                       0.98%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                      0.25
--------------------------------------------------------------------------------
Other Expenses*                                                       0.36
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                     1.59
--------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping services.

** Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of Scudder Global Discovery Portfolio to 1.65%.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                  1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares             $162           $502           $866         $1,889
--------------------------------------------------------------------------------

The Portfolio Manager

The following individual handles the day-to-day management of the portfolio:

Joseph Axtell
CFA, Director of Deutsche Asset
Management and Co-Manager of the
portfolio.
 o Joined Deutsche Asset Management
   in 2001.
 o Senior analyst at Merrill Lynch Investment Managers for the international equity portion of a global balanced portfolio (1996-2001).
 o Director, International Research at PCM International (1989-1996).
 o Associate manager, structured debt and equity group at Prudential Capital Corporation (1988-1989).
 o Analyst at Prudential-Bache Capital Funding in London (1987-1988).
 o Equity analyst in the healthcare sector at Prudential Equity Management Associates (1985-1987).
 o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Global Discovery Portfolio -- Class B

----------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                    2002       2001      2000       1999     1998
----------------------------------------------------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 8.62     $11.69    $13.11     $ 8.01   $ 7.07
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^a                                            (.02)      (.02)     (.07)      (.08)    (.05)
----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions       (1.71)     (2.86)     (.61)      5.28     1.18
----------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                         (1.73)     (2.88)     (.68)      5.20     1.13
----------------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                       --         --      (.08)        --     (.12)
----------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investment transactions                               --       (.19)     (.66)      (.10)    (.07)
----------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                         --       (.19)     (.74)      (.10)    (.19)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $ 6.89     $ 8.62    $11.69     $13.11   $ 8.01
----------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                          (20.07)    (24.96)    (5.42)     65.63    16.18^b
----------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                         4          7        11          7        4
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                             1.44       1.48^c    1.53       1.88     2.04
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                              1.44       1.47^c    1.53       1.88     1.98
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                   (.28)      (.25)     (.52)      (.91)    (.69)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                   47         56        66         70       54
----------------------------------------------------------------------------------------------------------------------------

^a    Based on average shares outstanding during the period.

^b    Total returns would have been lower had certain expenses not been reduced.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.47% and 1.47% for Class B.

Other Policies and Risks

While the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change the portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, the portfolio may invest, without limit, in relatively stable investments, such as money market securities. In such a case, the portfolio would not be pursuing, and may not achieve, its investment objective.

o The portfolio may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on the portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM" or the "advisor"), which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the portfolio's investment decisions, buys and sells securities for the portfolios and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. The portfolio's investment advisor provides a full range of investment advisory services to institutional and retail clients. The portfolio's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from the portfolio. Below are the actual rates paid by the portfolio during the the most recent fiscal year, as a percentage of the portfolio's average daily net assets.

Portfolio Name                                                   Fee Paid
--------------------------------------------------------------------------------
Global Discovery Portfolio*                                        0.98%
--------------------------------------------------------------------------------

* The advisor has agreed to waive all or a portion of total annual operating expenses (excluding 12b-1 fees, if applicable) to limit the expenses of Class B of Global Discovery Portfolio to 1.50% of average daily net assets until April 30, 2004.

--------------------------------------------------------------------------------

Your Investment in the Portfolio

The information in this section may affect anyone who selects the portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.

Buying and Selling Shares

The portfolio offers two classes of shares. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolio just described) are the insurance companies that offer the portfolio as a choice for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolio is open for business each day the New York Stock Exchange is open. The portfolio calculates its share price as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is in "good order," it will be processed at the next share price calculated.

The portfolio may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of contract and policy holders in such portfolio.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in any such event.

How the Portfolio Calculates Share Price

The share price at which you purchase the portfolio is its net asset value per share, or NAV. To calculate NAV, the portfolio uses the following equation:

                 TOTAL ASSETS - TOTAL LIABILITIES
                ----------------------------------        =  NAV
                TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for the portfolio is the portfolio's NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by the portfolio's Board which are intended to reflect fair value when a market quotation or a pricing service information is not readily available or when a security's value is believed to have been materially been affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market of which the security is principally traded (for example, a foreign exchange or market). In such a case, the portfolio's value for a security is likely to be different from the last quoted market price or pricing service information.

To the extent that the portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolio doesn't price its shares.

Distributions

The portfolio intends to declare and distribute dividends from its net investment income and capital gains, if any, annually. Any of the portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolio unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the portfolio for federal income tax purposes.

Taxes

The portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

Marketing and Distribution Fees

Scudder Distributors, Inc., a subsidiary of the investment advisor, is the fund's distributor.


Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, the portfolio pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or another affiliated company rather than to the participating insurance company itself.

The plan provides that the fund, on behalf of the portfolio, will pay Scudder Distributors, Inc., as distributor, a fee of up to 0.25% of the average daily net assets of the portfolio attributable to that portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolio attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from the portfolio's management team about recent market conditions and the portfolio's performance. They also have detailed performance figures, a list of everything the portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolio, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL   60606-5808                     Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090
                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

Scudder Variable Series I

o    Growth and Income Portfolio



Prospectus

May 1, 2003



Class B Shares



This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents

How the Portfolio Works                                       Your Investment in the Portfolio

  3   Growth and Income Portfolio                               9   Buying and Selling Shares

  7   Other Policies and Risks                                 10   How the Portfolio Calculates Share Price

  8   The Investment Advisor                                   10   Distributions

                                                               10   Taxes

                                                               11   Marketing and Distribution Fees

How the Portfolio Works

This portfolio is designed to serve as an investment option for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolio is made in conjunction with one of these contracts or policies. Remember that this portfolio is not a bank deposit. It's not insured or guaranteed by the FDIC or any other government agency. Its share price will go up and down, and you could lose money by investing in it.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Growth and Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large US companies. The portfolio may invest up to 25% of its total assets in foreign securities.

In choosing stocks for the portfolio, the portfolio managers consider yield and other valuation and growth factors, meaning that they focus the portfolio's investments on securities of US companies whose dividend and earnings prospects are believed to be attractive relative to the portfolio's benchmark index, the S&P 500. The portfolio may invest in dividend paying and non-dividend paying stocks.

The managers use bottom-up analysis, looking for companies with strong prospects for continued growth of capital and earnings.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the securities, issuers and economic sectors represented. The portfolio normally will, but is not obligated to, sell a stock if its yield or growth prospects are expected to be below the benchmark average.

The managers may also sell a stock when the managers believe its fundamental factors have changed, to manage overall risk of the portfolio, when other investments offer better opportunities or in the course of adjusting its emphasis on or within a given industry.

Other Investments

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

Although the portfolio is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock portfolios, the most important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-sized companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the fund has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other matters

o     derivatives could produce disproportionate losses

This portfolio may make sense for investors interested in an equity fund to provide long-term growth and some current income.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B shares is May 1, 1997. In the bar chart and the table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

-----------------------------------------------------------------------------------------
 1995       1996        1997       1998       1999        2000       2001       2002
-----------------------------------------------------------------------------------------
31.41       21.86      30.15       6.95       5.48       -2.33      -11.56     -23.40

For the periods included in the bar chart:

Best Quarter: 15.79%, Q2 1997                   Worst Quarter: -16.88%, Q3 2002

2003 Total Return as of March 31: -1.63%

Average Annual Total Returns (%) as of 12/31/2002

                           1 Year             5 Years        Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class B       -23.40              -5.68                5.80

Index                      -22.10              -0.59                9.96
--------------------------------------------------------------------------------

Index: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

* Inception date of Class A is May 2, 1994. Index comparison begins April 30, 1994.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                            Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                       0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                      0.25
--------------------------------------------------------------------------------
Other Expenses*                                                       0.24
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                       0.97
--------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping services.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                 1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares             $99           $309           $536         $1,190
--------------------------------------------------------------------------------

The Portfolio Managers
The following people handle the day-to-day management of the portfolio:

Kathleen Millard                          Gregory Adams                           Andrew Brudenell
CFA, Managing Director of Deutsche Asset  CFA, Senior Vice President of Deutsche  CFA, Vice President of Deutsche Asset
Management and Lead Manager of the        Asset Management and Portfolio Manager  Management and Portfolio Manager of the
portfolio.                                of the portfolio.                       portfolio.
 o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management in   o Joined Deutsche Asset Management in
   1991 and the portfolio in 1994.           1999 and the portfolio in 1999.         1997 and the portfolio in 2003.
 o Over 20 years of investment industry    o Over 15 years of investment           o Portfolio Manager for US Large Cap
   experience.                               industry experience.                    Core Equity: New York.
                                           o Previously managed Chase Vista        o MS, London School of Economics.
                                             Growth & Income Fund, Chase Vista
                                             Large Cap Equity Fund, Chase Vista
                                             Balanced Fund and other equity
                                             portfolios for Chase Asset
                                             Management.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Growth and Income Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                     2002      2001     2000      1999     1998
---------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $ 8.87    $10.35   $10.93    $11.24   $11.47
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^a                                                     .05       .06      .09       .19      .25
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions        (2.12)    (1.23)    (.33)      .46      .54
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (2.07)    (1.17)    (.24)      .65      .79
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                      (.05)     (.09)    (.13)     (.12)    (.23)
---------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investment transactions                                --      (.22)    (.21)     (.84)    (.79)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                        (.05)     (.31)    (.34)     (.96)   (1.02)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $ 6.75    $ 8.87   $10.35    $10.93   $11.24
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                           (23.40)   (11.56)   (2.33)     5.48     6.95
---------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                          7        10       13        14       14
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                               .82       .82^b    .81       .80      .79
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                .82       .81^b    .81       .80      .79
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .67       .69      .81      1.76     2.20
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    66        67       65        65       39
---------------------------------------------------------------------------------------------------------------------------

^a    Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .81% and .81% for Class B.

Other Policies and Risks

While the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change the portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, the portfolio may invest, without limit, in relatively stable investments, such as money market securities. In such a case, the portfolio would not be pursuing, and may not achieve, its investment objective.

o The portfolio may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

This prospectus doesn't tell you about every policy or risk of investing in the portfolio. If you want more information on the portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM" or the "advisor"), which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the portfolio's investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. The portfolio's investment advisor provides a full range of investment advisory services to institutional and retail clients. The portfolio's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from the portfolio. Below are the actual rates paid by the portfolio during the the most recent fiscal year, as a percentage of the portfolio's average daily net assets.

Portfolio Name                                          Fee Paid
--------------------------------------------------------------------------------
Growth and Income Portfolio                                0.48
--------------------------------------------------------------------------------

Your Investment in the Portfolio

The information in this section may affect anyone who selects this portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.

Buying and Selling Shares

The portfolio offers two classes of shares. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolio just described) are the insurance companies that offer the portfolio as a choice for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolio is open for business each day the New York Stock Exchange is open. The portfolio calculates its share price as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is in "good order," it will be processed at the next share price calculated.

The portfolio may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from the portfolio, orderly portfolio management could be disrupted to the potential detriment of contract and policy holders in the portfolio.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in any such event.

How the Portfolio Calculates Share Price

The share price at which you purchase the portfolio is its net asset value per share, or NAV. To calculate NAV, the portfolio uses the following equation:

                TOTAL ASSETS - TOTAL LIABILITIES
               ---------------------------------        =  NAV
               TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for the portfolio is the portfolio's NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by the portfolio's Board which are intended to reflect fair value when a market quotation or a pricing service information is not readily available or when a security's value is believed to have been materially been affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market of which the security is principally traded (for example, a foreign exchange or market). In such a case, the portfolio's value for a security is likely to be different from the last quoted market price or pricing service information.

To the extent that the portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolios don't price their shares.

Distributions

The portfolio intends to declare and distribute dividends from their net investment income and capital gains, if any, annually. The portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the portfolio for federal income tax purposes.

Taxes

The portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

Marketing and Distribution Fees

Scudder Distributors, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, the portfolio pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or another affiliated company rather than to the participating insurance company itself.

The plan provides that the fund, on behalf of the portfolio, will pay Scudder Distributors, Inc., as distributor, a fee of up to 0.25% of the average daily net assets of the portfolio attributable to that portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from the portfolio's management team about recent market conditions and the portfolio's performance. They also have detailed performance figures, a list of everything the portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolio, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL   60606-5808                     Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090
                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder Variable Series I

o    Capital Growth Portfolio

o    International Portfolio



Prospectus

May 1, 2003



Class B Shares



This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents

How the Portfolios Work                                       Your Investment in the Portfolios

  3   Capital Growth Portfolio                                 12   Buying and Selling Shares

  7   International Portfolio                                  13   How the Portfolios Calculate Share Price

 11   Other Policies and Risks                                 13   Distributions

 11   The Investment Advisor                                   13   Taxes

                                                               14   Marketing and Distribution Fees

How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Capital Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The portfolio invests at least 65% of total assets in common stocks of US companies. Although the portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies in the Standard & Poor's 500r Composite Stock Price Index (the "S&P 500 Index") or the Russell 1000r Growth Index (as of December 31, 2002, the S&P 500 Index and the Russell 1000 Growth Index had median market capitalizations of $6.7 billion and $2.9 billion, respectively). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of these Indices.

In choosing stocks, the portfolio managers look for individual companies that have the potential to display above-average earnings growth relative to other companies, are industry leaders, or have the potential to become industry leaders, have strong product position and effective company management. The managers also analyze many other factors including earnings stability, financial position and stock valuation.

The managers will normally sell a stock when they believe its potential risks have increased, its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or as industry exposures are adjusted.

Other Investments

The portfolio may invest up to 20% of its net assets in intermediate to longer-term debt securities. Generally, these securities will be in the top four grades of credit quality (i.e. BBB/Baa and above). In order to reduce risk, as market or economic conditions periodically warrant, the portfolio may also invest up to 25% of its assets in short-term debt instruments. While the portfolio invests mainly in US stocks, it could invest up to 25% of total assets in foreign equity securities.

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks. The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the portfolio may use futures, options and covered call options.

The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Growth Investing Risk. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks or other matters
o     derivatives could produce disproportionate losses

This portfolio may make sense for investors seeking long-term growth.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B shares is May 12, 1997. In the bar chart and the table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------
   20.58       -9.90      28.33       19.83      35.45      22.94       34.88      -10.13     -19.64     -29.37

For the periods included in the bar chart:

Best Quarter: 25.75%, Q4 1998                   Worst Quarter: -20.09%, Q3 2001

2003 Total Return as of March 31: -0.78%

Average Annual Total Returns (%) as of 12/31/2002

                          1 Year            5 Years            10 Years
-----------------------------------------------------------------------------
Portfolio -- Class B      -29.37              -3.29               6.71

Index 1                   -22.10              -0.59               9.34

Index 2                   -27.88              -3.84               6.70
-----------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index, a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Russell 1000 Growth Index, an unmanaged capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted-growth values.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                            Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                       0.47%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                      0.25
--------------------------------------------------------------------------------
Other Expenses*                                                       0.19
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                       0.91
--------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping services.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                    1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares               $93           $290           $504         $1,120
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Julie M. Van Cleave                                                                Thomas J. Schmid
CFA, Managing Director of Deutsche Asset  Jack A. Zehner                           CFA, Director of Deutsche Asset
Management and portfolio manager of       Director of Deutsche Asset Management    Management and portfolio manager of
the portfolio.                            and portfolio manager of the portfolio.  the portfolio.
 o Joined Deutsche Asset Management and    o Joined Deutsche Asset Management and   o Joined Deutsche Asset Management and
   the portfolio in 2002.                    the portfolio in 2002.                   the portfolio in 2002.
 o Head of Large Cap Growth Portfolio      o Previous experience includes eight     o Previous experience includes
   Selection Team.                           years' investment industry               15 years' investment industry
 o Previous experience includes 18           experience at Mason Street Advisors      experience, most recently as
   years' investment industry experience     where he served most recently as         Director -- Common Stock at Mason
   at Mason Street Advisors, most            Director -- Common Stock.                Street Advisors.
   recently serving as Managing Director   o MBA, Marquette University.             o MBA, University of Chicago.
   and team leader for the large cap
   investment team.
 o MBA, University of Wisconsin --
   Madison.


Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Capital Growth Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                     2002      2001     2000      1999     1998
---------------------------------------------------------------------------------------------------------------------------

Selected Per Share Data
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $16.29    $23.00   $29.05    $23.92   $20.61
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^a                                                     .02       .00*     .01       .04      .11
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions        (4.81)    (4.21)   (2.62)     7.62     4.45
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (4.79)    (4.21)   (2.61)     7.66     4.56
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                      (.01)     (.03)      --      (.04)    (.12)
---------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investment transactions                                --     (2.47)   (3.44)    (2.49)   (1.13)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                        (.01)    (2.50)   (3.44)    (2.53)   (1.25)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $11.49    $16.29   $23.00    $29.05   $23.92
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                           (29.37)   (19.64)  (10.13)    34.88    22.94
---------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        .89       .71     1.16      1.28      .83
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                               .76       .77^b    .74       .74      .75
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                .76       .75^b    .74       .74      .75
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .13       .02      .05       .18      .49
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    25        33       55        66       55
---------------------------------------------------------------------------------------------------------------------------

^a    Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .75% and .75% for Class B.

*     Less than $.005 per share

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio typically will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of two analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Top-down analysis. The managers consider the economic outlooks for various sectors and industries, while looking for those that may benefit from changes in the overall business environment.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities, issuers and countries represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated or other investments offer better opportunities.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and US government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the US. In such a case, the portfolio would not be pursuing its investment objective.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this portfolio is how stock markets perform -- in this case, foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Foreign Investing Risk. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o     at times, market conditions might make it hard to value some investments

o     derivatives could produce disproportionate losses

This portfolio is designed for investors who are interested in a broadly diversified international investment with the emphasis on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the average annual returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B shares is May 8, 1997. In the bar chart and the table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

-------------------------------------------------------------------------------------------------------------------
    1993        1994       1995       1996        1997       1998       1999        2000       2001       2002
-------------------------------------------------------------------------------------------------------------------
   37.47       -1.10      10.84       14.50       8.79      18.28       54.13      -21.89     -30.81     -18.62

For the periods included in the bar chart:

Best Quarter: 29.00%, Q4 1999                   Worst Quarter: -18.82%, Q3 2002

2003 Total Return as of March 31: -8.92%

Average Annual Total Returns (%) as of 12/31/2002

                       1 Year           5 Years          10 Years
----------------------------------------------------------------------
Class B                -18.62             -4.32             4.17

Index                  -15.80             -2.72             4.16
----------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) Europe, Australia, the Far East (EAFE) & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                            Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.87%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                      0.25
--------------------------------------------------------------------------------
Other Expenses*                                                       0.31
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                       1.43
--------------------------------------------------------------------------------

* Restated to reflect an estimated increase in Class B share expenses during the current fiscal year resulting from new compensation arrangements with participating insurance companies for recordkeeping services.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                     1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares                $146           $452           $782         $1,713
--------------------------------------------------------------------------------


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

  Alex Tedder                               Clare Gray                              Marc Slendebroek
  Managing Director of Deutsche Asset       CFA, Director of Deutsche Asset         Director of Deutsche Asset
  Management and Lead Manager of            Management and Co-Manager of the        Management and Co-Manager of the
  the portfolio.                            portfolio.                              portfolio.
   o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management      o Joined Deutsche Asset Management
     1994 after four years of experience       in 1993 and the portfolio in 2002.      in 1994 and the portfolio in 1999.
     managing European equities as well      o Portfolio manager with primary        o Over 13 years of investment
     as responsibility for insurance           focus on European markets and           industry experience.
     sector at Schroder Investment             senior analyst covering global        o MA, University of Leiden
     Management.                               telecommunications and pulp and         (Netherlands).
   o Head of International Select Equity       paper.
     strategy; portfolio manager and         o 10 years of investment industry
     analyst for Core EAFE                     experience.
     strategy: London.
   o MA, Freiburg University.
   o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

International Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                    2002      2001     2000       1999     1998
---------------------------------------------------------------------------------------------------------------------------

Selected Per Share Data
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 8.03    $14.19   $20.24     $14.51   $14.08
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^a                                                    .04       .05      .04        .08^b    .10
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions       (1.53)    (3.94)   (4.22)      7.14     2.29
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                         (1.49)    (3.89)   (4.18)      7.22     2.39
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                     (.04)     (.02)    (.04)        --     (.25)
---------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investment transactions                               --     (2.25)   (1.83)     (1.49)   (1.71)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (.04)    (2.27)   (1.87)     (1.49)   (1.96)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $ 6.50    $ 8.03   $14.19     $20.24   $14.51
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                          (18.62)   (30.81)  (21.89)     54.13    18.28
---------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                         8         3      .77        .69      .37
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                             1.28      1.26^c   1.21       1.28     1.28
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                              1.28      1.25^c   1.21       1.28     1.28
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                    .48       .39      .23        .53      .69
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                  123       105       79         86       71
---------------------------------------------------------------------------------------------------------------------------

^a    Based on average shares outstanding during the period.

^b Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.25% and 1.25% for Class B.

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change any portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, International Portfolio may invest, without limit, in relatively stable investments, such as money market securities. In such a case, a portfolio would not be pursuing, and may not achieve, its investment objective.

o The portfolios may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM" or the "advisor"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each portfolio's investment decisions, buys and sells securities for the portfolios and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. The portfolios' investment advisor provides a full range of investment advisory services to institutional and retail clients. The portfolios' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio during the the most recent fiscal year, as a percentage of each portfolio's average daily net assets.

Portfolio Name                                           Fee Paid
--------------------------------------------------------------------------------
Capital Growth Portfolio                                    0.47%

International Portfolio                                     0.87
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Subadvisor for International Portfolio

On June 11, 2002, the Portfolio's Board approved a subadvisory agreement between DeIM and Deutsche Asset Management Services Ltd. ("DeAMIS"). DeAMIS, One Appold Street, London, England, an affiliate of the advisor, is the subadvisor to the International Portfolio. DeAMIS provides a full range of international investment advisory services to institutional and retail clients. DeAMIS is an indirect, wholly owned subsidiary of Deutsche Bank AG. DeIM pays a fee to DeAMIS for acting as subadvisor to the Portfolio.

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Your Investment in the Portfolios

The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.

Buying and Selling Shares

Each portfolio offers two classes of shares. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is in "good order," it will be processed at the next share price calculated.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of contract and policy holders in such portfolio.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in any such event.

How the Portfolios Calculate Share Price

The share price at which you purchase each portfolio is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

            TOTAL ASSETS - TOTAL LIABILITIES
           ---------------------------------        = NAV
           TOTAL NUMBER OF SHARES OUTSTANDING



The price at which you sell shares for each portfolio is the portfolio's NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a portfolio's Board which are intended to reflect fair value when a market quotation or a pricing service information is not readily available or when a security's value is believed to have been materially been affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market of which the security is principally traded (for example, a foreign exchange or market). In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information.

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days and at times when the portfolios don't price their shares.

Distributions

The portfolios intend to declare and distribute dividends from their net investment income and capital gains, if any, annually. The portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed by the shareholder that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

Marketing and Distribution Fees

Scudder Distributors, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, each portfolio pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or another affiliated company rather than to the participating insurance company itself.

The plan provides that the fund, on behalf of each applicable portfolio, will pay Scudder Distributors, Inc., as distributor, a fee of up to 0.25% of the average daily net assets of the portfolio attributable to that portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

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To Get More Information

Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and a portfolio's performance. They also have detailed performance figures, a list of everything each portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each portfolio, including each portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL   60606-5808                     Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090

                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------

Scudder Variable Series I                    811-4257
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